UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.

Spartan Total Market Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements.

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.5	2.4
Microsoft Corp.	2.4	2.6
Wal-Mart Stores, Inc.	2.2	2.2
Exxon Mobil Corp.	2.1	2.4
Pfizer, Inc.	2.0	1.9
Citigroup, Inc.	1.9	1.8
Intel Corp.	1.6	1.2
American International Group, Inc.	1.3	1.3
Johnson & Johnson	1.2	1.6
International Business Machines Corp.	1.2	1.4
	18.4
Market Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	21.9
Information Technology	16.8	14.3
Health Care	13.3	14.3
Consumer Discretionary	13.2	14.4
Industrials	10.1	10.7
Consumer Staples	9.5	8.1
Energy	5.5	6.0
Telecommunication Services	3.0	3.1
Materials	2.9	2.8
Utilities	2.8	2.8

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	3,900	$ 46,761
American Axle & Manufacturing Holdings, Inc. (a)	6,570	213,525
ArvinMeritor, Inc.	9,643	181,481
Bandag, Inc.	1,838	64,293
BorgWarner, Inc.	3,249	231,394
Collins & Aikman Corp. (a)	7,956	24,425
Cooper Tire & Rubber Co.	9,999	179,982
Dana Corp.	20,549	316,866
Delphi Corp.	74,509	675,052
Dura Automotive Systems, Inc. Class A (a)	3,788	39,926
Finishmaster, Inc. (a)	900	9,180
Gentex Corp.	9,935	372,662
Goodyear Tire & Rubber Co.	21,510	153,151
IMPCO Technologies, Inc. (a)	3,000	20,997
Intermet Corp.	5,300	20,246
Johnson Controls, Inc.	11,350	1,123,650
Lear Corp. (a)	8,205	455,788
McLaren Performance Technologies, Inc. (a)	500	435
Midas, Inc. (a)	1,400	17,500
Modine Manufacturing Co.	6,000	148,200
Raytech Corp. (a)	11,445	38,570
Rockford Corp. (a)	2,500	16,223
Sauer-Danfoss, Inc.	7,425	102,539
Spartan Motors, Inc.	3,200	26,048
Sports Resorts International, Inc. (a)	7,638	37,808
Standard Motor Products, Inc.	4,236	41,386
Stoneridge, Inc. (a)	3,200	50,720
Strattec Security Corp. (a)	654	33,943
Superior Industries International, Inc.	3,800	164,426
Tenneco Automotive, Inc. (a)	6,360	37,715
Tower Automotive, Inc.	3,400	14,824
Visteon Corp.	20,475	138,206
		4,997,922
Automobiles - 0.5%
Coachmen Industries, Inc.	3,261	42,621
Ford Motor Co.	240,331	2,778,226
General Motors Corp.	73,620	3,025,782
Harley-Davidson, Inc.	39,328	1,959,321
Monaco Coach Corp. (a)	4,738	87,985
National R.V. Holdings, Inc. (a)	300	2,136
Thor Industries, Inc.	3,900	211,341
Winnebago Industries, Inc.	2,295	113,029
		8,220,441
Distributors - 0.1%
Advanced Marketing Services, Inc.	1,300	13,325
All American Semiconductor, Inc. (a)	3,800	15,010
Blue Rhino Corp. (a)	2,858	37,440
Genuine Parts Co.	22,860	731,977

	Shares	Value (Note 1)
Handleman Co. (a)	2,323	$ 41,860
Jaco Electronics, Inc. (a)	1,950	9,984
Source Interlink Companies, Inc. (a)	4,300	34,056
WESCO International, Inc. (a)	5,100	30,345
		913,997
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	4,800	78,720
Alliance Gaming Corp. (a)	6,712	151,221
Ameristar Casinos, Inc. (a)	4,900	115,003
Applebee's International, Inc.	7,300	234,622
Argosy Gaming Co. (a)	2,921	70,542
Avado Brands, Inc. (a)	800	176
Aztar Corp. (a)	3,492	60,237
Bally Total Fitness Holding Corp. (a)	6,262	60,616
Bob Evans Farms, Inc.	5,500	148,665
Boca Resorts, Inc. Class A (a)	4,098	52,372
Boyd Gaming Corp.	10,400	159,640
Brinker International, Inc. (a)	12,213	417,685
Buca, Inc. (a)	3,878	26,289
California Pizza Kitchen, Inc. (a)	3,723	65,153
Carnival Corp. unit	82,767	2,862,911
CBRL Group, Inc.	6,800	237,184
CEC Entertainment, Inc. (a)	3,500	137,270
Cedar Fair LP (depository unit)	5,302	146,918
Champps Entertainment, Inc. (a)	1,600	10,000
Chicago Pizza & Brewery, Inc. (a)	2,100	25,200
Choice Hotels International, Inc. (a)	4,235	137,638
Churchill Downs, Inc.	2,200	79,332
CKE Restaurants, Inc. (a)	10,567	66,572
Darden Restaurants, Inc.	20,863	454,813
Dave & Buster's, Inc. (a)	3,344	33,574
Dover Downs Gaming & Entertainment, Inc.	980	9,192
Dover Motorsports, Inc.	9,735	41,666
Extended Stay America, Inc. (a)	13,626	208,069
Garden Fresh Restaurant Corp. (a)	2,798	27,896
Gaylord Entertainment Co. (a)	3,800	76,570
GTECH Holdings Corp.	7,341	311,112
Harrah's Entertainment, Inc.	14,493	600,300
Hilton Hotels Corp.	49,743	760,073
IHOP Corp.	1,674	58,992
International Game Technology	43,805	1,131,921
International Speedway Corp. Class A	6,600	264,660
Interstate Hotels & Resorts, Inc. (a)	156	788
Isle of Capri Casinos, Inc. (a)	6,200	116,560
Jack in the Box, Inc. (a)	5,416	114,765
Krispy Kreme Doughnuts, Inc. (a)	7,779	343,287
La Quinta Corp. unit (a)	24,883	135,364
Landry's Seafood Restaurants, Inc.	4,001	85,421
Littlefield Corp. (a)	2,100	945
Lodgian, Inc.:
warrants 11/27/07 (a)	2	0
warrants 11/25/09 (a)	8	0
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lone Star Steakhouse & Saloon, Inc.	4,300	$ 93,138
Mandalay Resort Group	7,466	283,708
Marcus Corp.	2,746	38,966
Marriott International, Inc. Class A	30,166	1,231,678
McDonald's Corp.	167,404	3,753,198
MGM MIRAGE (a)	19,636	712,001
MTR Gaming Group, Inc. (a)	5,600	45,360
Multimedia Games, Inc. (a)	2,156	58,406
Navigant International, Inc. (a)	3,100	41,850
O'Charleys, Inc. (a)	3,850	65,296
Outback Steakhouse, Inc.	9,420	364,083
P.F. Chang's China Bistro, Inc. (a)	3,900	181,350
Panera Bread Co. Class A (a)	4,200	185,430
Papa John's International, Inc. (a)	3,500	88,200
Park Place Entertainment Corp. (a)	40,208	353,026
Penn National Gaming, Inc. (a)	6,200	137,330
Pinnacle Entertainment, Inc. (a)	1,200	7,368
Prime Hospitality Corp. (a)	8,455	75,672
Rare Hospitality International, Inc. (a)	4,050	154,224
Red Robin Gourmet Burgers, Inc. (a)	1,748	39,313
Royal Caribbean Cruises Ltd.	24,949	777,161
Rubio's Restaurants, Inc. (a)	4,819	23,705
Ruby Tuesday, Inc.	7,200	163,944
Ryan's Family Steak Houses, Inc. (a)	8,100	108,378
Schlotzskys, Inc. (a)	100	233
Scientific Games Corp. Class A (a)	8,600	76,368
Shuffle Master, Inc. (a)	3,311	95,887
Six Flags, Inc. (a)	12,400	66,340
Sonic Corp. (a)	5,487	128,725
Speedway Motorsports, Inc.	5,900	146,851
Starbucks Corp. (a)	50,943	1,448,819
Starwood Hotels & Resorts Worldwide, Inc. unit	25,630	867,063
Station Casinos, Inc.	7,722	229,730
Steak n Shake Co. (a)	2,584	37,339
The Cheesecake Factory, Inc. (a)	6,112	222,721
Total Entertainment Restaurant Corp. (a)	2,700	29,565
Triarc Companies, Inc. Class A (a)	3,015	94,219
Trump Hotels & Casino Resorts, Inc. (a)	700	1,295
Vail Resorts, Inc. (a)	4,906	72,952
Wendy's International, Inc.	13,640	430,342
WMS Industries, Inc. (a)	3,046	72,952
Wyndham International, Inc. Class A (a)	5,212	2,085
Wynn Resorts Ltd.	5,700	94,905
Yum! Brands, Inc. (a)	38,486	1,141,110
		24,362,220
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	552
American Biltrite, Inc.	400	2,920
American Greetings Corp. Class A (a)	9,357	173,105
Applica, Inc.	3,200	25,088

	Shares	Value (Note 1)
Bassett Furniture Industries, Inc.	1,800	$ 25,056
Beazer Homes USA, Inc. (a)	1,689	140,390
Black & Decker Corp.	10,500	449,190
Blyth, Inc.	5,400	151,632
Boston Acoustics, Inc.	100	1,128
Brookfield Homes Corp.	2,587	47,213
Bush Industries, Inc. Class A	1,700	7,837
Cavco Industries, Inc. (a)	375	7,148
Centex Corp.	8,092	610,299
Champion Enterprises, Inc. (a)	9,132	66,207
Chromcraft Revington, Inc. (a)	2,200	29,260
Cobra Electronics Corp. (a)	1,200	8,052
Craftmade International, Inc.	1,700	34,002
D.R. Horton, Inc.	19,100	594,392
Department 56, Inc. (a)	2,200	30,580
Dixie Group, Inc. (a)	2,900	9,396
Dominion Homes, Inc. (a)	300	6,522
Enesco Group, Inc. (a)	4,629	40,457
Ethan Allen Interiors, Inc.	4,768	184,569
Fedders Corp.	3,300	12,705
Fleetwood Enterprises, Inc. (a)	6,099	67,089
Flexsteel Industries, Inc.	1,700	32,725
Foamex International, Inc. (a)	5,300	31,270
Fortune Brands, Inc.	19,269	1,086,772
Furniture Brands International, Inc. (a)	7,627	218,514
Harman International Industries, Inc.	4,115	410,060
Helen of Troy Ltd. (a)	4,390	95,259
Hovnanian Enterprises, Inc. Class A (a)	3,700	228,179
Interface, Inc. Class A	9,800	55,958
Jarden Corp. (a)	2,500	82,175
Juno Lighting, Inc. (a)	1,500	19,562
KB Home	6,215	355,622
Kimball International, Inc. Class B	4,000	60,840
Koss Corp.	1,300	24,258
La-Z-Boy, Inc.	7,662	171,246
Leggett & Platt, Inc.	26,046	603,225
Lennar Corp. Class A	9,196	618,431
Libbey, Inc.	1,691	46,519
Lifetime Hoan Corp.	300	2,724
M.D.C. Holdings, Inc.	3,852	196,799
M/I Schottenstein Homes, Inc.	2,316	100,468
Maytag Corp.	10,797	292,599
Media Arts Group, Inc. (a)	200	430
Meritage Corp. (a)	1,693	76,117
Mestek, Inc. (a)	300	5,175
Metromedia International Group, Inc. (a)	2,200	352
MITY Enterprises, Inc. (a)	2,300	28,037
Mohawk Industries, Inc. (a)	8,289	604,765
National Presto Industries, Inc.	1,000	36,550
Newell Rubbermaid, Inc.	35,462	842,223
NVR, Inc. (a)	900	390,150
Oakwood Homes Corp. (a)	280	53
Oneida Ltd.	400	2,224
Palm Harbor Homes, Inc. (a)	4,917	91,014
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	7,908	$ 526,356
Russ Berrie & Co., Inc.	2,935	105,983
Ryland Group, Inc.	3,416	229,419
Salton, Inc. (a)	1,800	19,152
Skyline Corp.	1,289	41,673
Snap-On, Inc.	7,012	206,854
Standard Pacific Corp.	4,405	156,554
Stanley Furniture Co., Inc.	1,100	32,109
Technical Olympic USA, Inc. (a)	2,987	82,830
The Rowe Companies (a)	1,000	1,800
The Stanley Works	10,718	324,434
Toll Brothers, Inc. (a)	9,400	279,368
Toro Co.	3,800	178,524
Tripath Technology, Inc. (a)	1,600	3,024
Tupperware Corp.	6,415	104,757
Universal Electronics, Inc. (a)	3,400	45,149
Virco Manufacturing Co.	2,613	17,899
WCI Communities, Inc. (a)	5,040	77,767
WestPoint Stevens, Inc. (a)	13,900	236
Whirlpool Corp.	8,505	591,778
William Lyon Homes, Inc. (a)	1,048	39,143
Yankee Candle Co., Inc. (a)	7,600	178,220
		12,778,113
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	4,800	45,504
Alloy, Inc. (a)	5,800	38,222
Amazon.com, Inc. (a)	51,983	2,414,091
Audible, Inc. (a)	3,900	5,343
Barnesandnoble.com LLC Class A (a)	9,908	22,590
Blair Corp.	400	8,240
Bluefly, Inc. (a)	2,800	2,800
Coldwater Creek, Inc. (a)	1,050	18,520
dELiA*s Corp. Class A (a)	9,446	8,690
Drugstore.com, Inc. (a)	7,303	46,593
eBay, Inc. (a)	83,372	4,617,141
FTD, Inc. Class A (a)	1,482	34,664
GSI Commerce, Inc. (a)	5,379	64,548
Hollywood Media Corp. (a)	1,200	1,356
Insight Enterprises, Inc. (a)	7,275	130,805
InterActiveCorp (a)	80,845	2,992,073
J. Jill Group, Inc. (a)	3,147	46,922
MediaBay, Inc. (a)	800	639
NetFlix, Inc. (a)	2,981	98,939
Overstock.com, Inc. (a)	2,492	35,511
PC Mall, Inc. (a)	500	4,036
Priceline.com, Inc. (a)	5,439	214,786
Stamps.com, Inc. (a)	8,125	41,438
Student Advantage, Inc. (a)	5	3
Summit America Television, Inc. (a)	5,100	15,300

	Shares	Value (Note 1)
Systemax, Inc. (a)	6,390	$ 39,171
ValueVision Media, Inc. Class A (a)	5,600	92,736
		11,040,661
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc.	2,500	55,675
Adams Golf, Inc. (a)	400	156
Arctic Cat, Inc.	5,000	109,200
Boyds Collection, Ltd. (a)	4,962	20,840
Brunswick Corp.	12,249	330,478
Callaway Golf Co.	10,800	162,324
Concord Camera Corp. (a)	3,084	36,946
Eastman Kodak Co.	37,308	1,040,520
Hasbro, Inc.	21,794	403,189
Huffy Corp. (a)	300	2,205
JAKKS Pacific, Inc. (a)	4,540	54,480
Johnson Outdoors, Inc. Class A (a)	2,300	32,246
K2, Inc. (a)	3,213	57,481
Leapfrog Enterprises, Inc. Class A (a)	2,280	85,500
MarineMax, Inc. (a)	2,572	37,345
Marvel Enterprises, Inc. (a)	8,795	192,611
Mattel, Inc.	56,893	1,099,173
Meade Instruments Corp. (a)	2,600	8,450
Nautilus Group, Inc.	5,025	58,793
Oakley, Inc. (a)	8,151	88,764
Parkervision, Inc. (a)	900	7,101
Polaris Industries, Inc.	2,700	208,602
RC2 Corp. (a)	3,021	51,659
SCP Pool Corp. (a)	4,200	172,200
Sturm Ruger & Co., Inc.	3,560	39,765
		4,355,703
Media - 4.7%
4Kids Entertainment, Inc. (a)	2,362	51,751
ACME Communications, Inc. (a)	5,032	38,998
ADVO, Inc. (a)	3,000	132,450
AMC Entertainment, Inc. (a)	4,300	50,095
AOL Time Warner, Inc. (a)	590,923	9,667,500
APAC Customer Services, Inc. (a)	4,300	11,868
Ballantyne of Omaha, Inc. (a)	100	134
Belo Corp. Series A	13,900	324,148
Brilliant Digital Entertainment, Inc. (a)	500	205
Cablevision Systems Corp. - NY Group Class A (a)	27,984	563,878
Carmike Cinemas, Inc. (a)	1,494	37,963
Catalina Marketing Corp. (a)	6,216	86,465
Championship Auto Racing Teams, Inc. (a)	4,500	4,680
Charter Communications, Inc. Class A (a)	35,400	159,300
Citadel Broadcasting Corp.	15,600	344,448
Clear Channel Communications, Inc.	80,468	3,630,716
Comcast Corp. Class A (a)	295,514	8,791,542
Cox Communications, Inc. Class A (a)	77,463	2,534,589
Cox Radio, Inc. Class A (a)	5,776	139,433
Crown Media Holdings, Inc. Class A (a)	8,094	49,778
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	5,423	$ 102,874
Digital Generation Systems, Inc. (a)	18,345	39,809
Dow Jones & Co., Inc.	10,700	454,429
E.W. Scripps Co. Class A	10,291	891,098
EchoStar Communications Corp. Class A (a)	31,632	1,167,221
Emmis Communications Corp. Class A (a)	7,767	166,602
Entercom Communications Corp. Class A (a)	6,387	321,458
Entravision Communications Corp. Class A (a)	8,800	87,120
Equity Marketing, Inc. (a)	2,241	32,495
Fidelity National Information Solutions, Inc. (a)	4,821	114,595
Fisher Communications, Inc. (a)	767	36,923
Fox Entertainment Group, Inc. Class A (a)	45,711	1,443,553
Gannett Co., Inc.	35,523	2,785,714
Gemstar-TV Guide International, Inc. (a)	58,510	282,018
General Motors Corp. Class H (a)	144,636	2,160,862
Getty Images, Inc. (a)	7,519	306,775
Gray Television, Inc.	3,007	39,993
Gray Television, Inc. Class A	5,601	75,333
Grey Global Group, Inc.	154	117,810
Harris Interactive, Inc. (a)	5,250	37,275
Harte-Hanks, Inc.	10,863	206,397
Hearst-Argyle Television, Inc. (a)	12,505	303,371
Hispanic Broadcasting Corp. (a)	14,368	451,155
Hollinger International, Inc. Class A	17,300	216,942
Image Entertainment, Inc. (a)	700	2,156
Information Holdings, Inc. (a)	3,591	62,519
Insight Communications, Inc. Class A (a)	6,700	77,318
Interactive Data Corp. (a)	11,700	195,858
Interep National Radio Sales, Inc. Class A (a)	2,900	6,670
Interpublic Group of Companies, Inc.	51,107	774,271
John Wiley & Sons, Inc. Class A	7,700	215,215
Journal Register Co. (a)	5,900	105,787
K-Tel International, Inc. (a)	4,000	280
Knight-Ridder, Inc.	10,572	717,416
Lamar Advertising Co. Class A (a)	11,598	387,489
Laser-Pacific Media Corp. (a)	2,700	10,989
Lee Enterprises, Inc.	5,640	221,314
Liberty Corp., South Carolina	3,000	128,700
Liberty Media Corp. Class A (a)	323,879	3,918,936
Liberty Satellite & Technology, Inc. Class A (a)	20,718	66,090
LIN TV Corp. Class A (a)	2,700	63,180
LodgeNet Entertainment Corp. (a)	2,961	38,493
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,281	28,742

	Shares	Value (Note 1)
McGraw-Hill Companies, Inc.	25,059	$ 1,528,599
Media General, Inc. Class A	2,316	140,373
Mediacom Communications Corp. Class A (a)	13,450	91,998
Meredith Corp.	6,170	292,581
Metro-Goldwyn-Mayer, Inc. (a)	32,792	474,828
MKTG Services, Inc. (a)	11	15
Navarre Corp. (a)	5,800	12,586
New Frontier Media, Inc. (a)	5,000	19,500
NTL, Inc. (a)	6,480	260,755
Nucentrix Broadband Networks, Inc. (a)	100	15
Omnicom Group, Inc.	24,661	1,926,024
PanAmSat Corp. (a)	20,455	323,394
Paxson Communications Corp. Class A (a)	8,600	41,538
Pegasus Communications Corp. Class A (a)	793	15,273
Penton Media, Inc. (a)	7,900	6,162
Pixar (a)	6,780	493,787
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	53,597
PRIMEDIA, Inc. (a)	31,815	85,582
ProQuest Co. (a)	4,200	114,870
Pulitzer, Inc.	1,534	78,771
R.H. Donnelley Corp. (a)	4,500	186,300
Radio One, Inc. Class A (a)	14,428	240,370
Radio Unica Communications Corp. (a)	2,900	2,465
RCN Corp. (a)	10,328	25,097
Reader's Digest Association, Inc. (non-vtg.)	14,480	176,222
Regal Entertainment Group Class A	5,656	108,878
Regent Communication, Inc. (a)	6,194	36,854
Rentrak Corp. (a)	600	4,016
Saga Communications, Inc. Class A (a)	932	17,661
Salem Communications Corp. Class A (a)	1,687	39,965
Scholastic Corp. (a)	4,600	133,354
Sinclair Broadcast Group, Inc. Class A (a)	7,200	80,136
Sirius Satellite Radio, Inc. (a)	132,664	220,222
Sonic Solutions, Inc. (a)	2,792	38,167
Spanish Broadcasting System, Inc. Class A (a)	6,800	52,700
The McClatchy Co. Class A	5,550	331,446
The New York Times Co. Class A	19,623	871,065
theglobe.com, Inc. (a)	6,400	9,088
TiVo, Inc. (a)	8,765	95,276
Tribune Co.	40,486	1,872,478
UnitedGlobalCom, Inc. Class A (a)	15,494	103,500
Univision Communications, Inc. Class A (a)	29,610	1,110,079
Value Line, Inc.	485	24,056
Viacom, Inc. Class B (non-vtg.)	231,147	10,401,615
Walt Disney Co.	268,537	5,505,009
Washington Post Co. Class B	1,241	863,773
Westwood One, Inc. (a)	13,527	434,217
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
World Wrestling Entertainment, Inc. Class A	4,881	$ 49,298
XM Satellite Radio Holdings, Inc. Class A (a)	16,894	231,448
Young Broadcasting, Inc. Class A (a)	3,209	78,043
YouthStream Media Networks, Inc. (a)	1,300	221
		74,786,453
Multiline Retail - 1.1%
99 Cents Only Stores (a)	9,257	331,678
Big Lots, Inc. (a)	16,188	296,240
Dillard's, Inc. Class A	10,660	161,286
Dollar General Corp.	43,536	998,280
Dollar Tree Stores, Inc. (a)	14,560	571,189
Elder-Beerman Stores Corp. (a)	500	3,370
Factory 2-U Stores, Inc. (a)	2,801	18,487
Family Dollar Stores, Inc.	22,124	887,615
Federated Department Stores, Inc.	24,046	1,050,810
Fred's, Inc. Class A	5,887	210,460
JCPenney Co., Inc.	34,860	739,729
Kmart Holding Corp. (a)	11,471	351,816
Kohl's Corp. (a)	44,199	2,795,587
Neiman Marcus Group, Inc. Class A (a)	6,114	260,456
Nordstrom, Inc.	16,737	436,334
Saks, Inc. (a)	20,142	253,588
Sears, Roebuck & Co.	36,994	1,628,476
ShopKo Stores, Inc. (a)	5,100	70,227
Target Corp.	119,307	4,843,864
The May Department Stores Co.	36,892	1,017,481
Tuesday Morning Corp. (a)	5,200	180,024
Value City Department Stores, Inc. (a)	1,044	2,610
		17,109,607
Specialty Retail - 2.8%
Aaron Rents, Inc.	2,301	48,275
Abercrombie & Fitch Co. Class A (a)	12,811	389,967
AC Moore Arts & Crafts, Inc. (a)	3,100	83,297
Advance Auto Parts, Inc. (a)	4,538	338,762
Aeropostale, Inc. (a)	4,902	137,599
America's Car Mart, Inc. (a)	1,759	34,388
American Eagle Outfitters, Inc. (a)	9,996	171,531
AnnTaylor Stores Corp. (a)	5,516	187,544
Asbury Automotive Group, Inc. (a)	3,100	53,568
AutoNation, Inc. (a)	37,326	701,356
AutoZone, Inc. (a)	11,987	1,100,407
Barnes & Noble, Inc. (a)	8,651	226,656
bebe Stores, Inc. (a)	3,889	89,680
Bed Bath & Beyond, Inc. (a)	38,416	1,653,040
Best Buy Co., Inc. (a)	42,160	2,192,742
Big 5 Sporting Goods Corp. (a)	2,427	41,332
Blockbuster, Inc. Class A	4,800	98,352
Books-A-Million, Inc. (a)	4,300	14,620
Borders Group, Inc. (a)	10,839	209,626

	Shares	Value (Note 1)
Brookstone Co., Inc. (a)	400	$ 11,300
Building Material Holding Corp.	3,005	36,240
Burlington Coat Factory Warehouse Corp.	4,600	95,634
Cache, Inc. (a)	1,870	38,522
CarMax, Inc. (a)	13,849	533,879
Casual Male Retail Group, Inc. (a)	6,784	46,470
Cato Corp. Class A	3,646	86,593
Charlotte Russe Holding, Inc. (a)	4,119	50,664
Charming Shoppes, Inc. (a)	18,327	109,962
Chico's FAS, Inc. (a)	10,621	345,076
Christopher & Banks Corp. (a)	5,496	163,231
Circuit City Stores, Inc.	29,372	306,350
Claire's Stores, Inc.	6,509	224,886
Cole National Corp. Class A (a)	1,000	11,190
Cost Plus, Inc. (a)	3,425	137,822
CSK Auto Corp. (a)	7,080	116,820
Deb Shops, Inc.	1,991	36,356
Dick's Sporting Goods, Inc.	2,035	76,964
Dress Barn, Inc. (a)	3,940	50,826
E Com Ventures, Inc. (a)	325	4,144
Electronics Boutique Holding Corp. (a)	3,500	116,305
Emerging Vision, Inc. (a)	3,800	285
Finish Line, Inc. Class A (a)	3,064	83,065
Finlay Enterprises, Inc. (a)	2,500	36,080
Foot Locker, Inc.	18,053	299,138
Footstar, Inc. (a)	3,460	36,780
Friedmans, Inc. Class A	3,499	46,537
Gadzooks, Inc. (a)	2,363	12,571
Galyan's Trading Co., Inc. (a)	3,169	34,323
GameStop Corp. Class A (a)	3,305	54,962
Gap, Inc.	116,261	2,428,692
Genesco, Inc. (a)	3,841	67,486
Good Guys, Inc. (a)	4,500	6,341
Goody's Family Clothing, Inc.	5,846	56,648
Group 1 Automotive, Inc. (a)	3,200	120,480
Guess?, Inc. (a)	8,485	68,050
Guitar Center, Inc. (a)	3,824	128,257
Gymboree Corp. (a)	4,858	79,137
Hancock Fabrics, Inc.	1,100	18,722
Haverty Furniture Companies, Inc.	3,675	63,798
Hibbett Sporting Goods, Inc. (a)	3,394	76,433
Hollywood Entertainment Corp. (a)	7,000	121,590
Home Depot, Inc.	302,066	9,714,443
Hot Topic, Inc. (a)	4,634	165,248
Jo-Ann Stores, Inc. Class A (a)	2,400	72,480
Jos. A. Bank Clothiers, Inc. (a)	1,205	56,635
Kirkland's, Inc. (a)	2,250	41,333
Limited Brands, Inc.	66,995	1,136,235
Linens 'N Things, Inc. (a)	6,091	176,030
Lithia Motors, Inc. Class A	1,827	41,254
Lowe's Companies, Inc.	102,334	5,614,043
Major Automotive Companies, Inc. (a)	850	723
Michaels Stores, Inc.	8,904	404,687
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Monro Muffler Brake, Inc. (a)	1,100	$ 32,813
Mothers Work, Inc. (a)	1,000	37,120
Movie Gallery, Inc. (a)	5,200	111,332
Neff Corp. Class A (a)	2,100	945
O'Reilly Automotive, Inc. (a)	6,600	252,714
Office Depot, Inc. (a)	40,417	737,206
OfficeMax, Inc. (a)	16,977	157,886
Pacific Sunwear of California, Inc. (a)	6,181	208,918
Party City Corp. (a)	1,200	13,620
Payless ShoeSource, Inc. (a)	8,583	126,513
PC Connection, Inc. (a)	2,250	23,625
PETCO Animal Supplies, Inc. (a)	2,600	83,460
PETsMART, Inc.	18,357	439,099
Pier 1 Imports, Inc.	12,299	252,990
Pomeroy IT Solutions, Inc.	2,861	41,962
RadioShack Corp.	22,206	675,062
Rainbow Rentals, Inc. (a)	900	5,372
Regis Corp.	5,600	193,704
Rent-A-Center, Inc. (a)	4,455	357,246
Rent-Way, Inc. (a)	2,570	13,544
Restoration Hardware, Inc. (a)	5,009	30,755
Rex Stores Corp. (a)	2,942	41,629
Ross Stores, Inc.	9,512	479,215
Select Comfort Corp. (a)	4,992	116,264
Sharper Image Corp. (a)	1,984	56,068
Sherwin-Williams Co.	19,663	591,463
Shoe Carnival, Inc. (a)	2,589	41,424
Sonic Automotive, Inc. Class A	3,200	88,000
Sport Chalet (a)	100	730
Sports Authority, Inc. (a)	3,198	103,551
Stage Stores, Inc. (a)	3,100	86,521
Staples, Inc. (a)	63,443	1,562,601
Stein Mart, Inc. (a)	2,361	13,292
Talbots, Inc.	7,115	260,907
TBC Corp. (a)	1,751	37,979
The Bombay Company, Inc. (a)	3,834	37,918
The Buckle, Inc. (a)	1,956	39,100
The Children's Place Retail Stores, Inc. (a)	4,504	93,503
The Men's Wearhouse, Inc. (a)	5,332	150,096
The Pep Boys - Manny, Moe & Jack	7,900	139,040
Tiffany & Co., Inc.	18,930	736,756
TJX Companies, Inc.	66,692	1,444,549
Too, Inc. (a)	3,014	48,887
Toys 'R' Us, Inc. (a)	29,104	396,396
Tractor Supply Co. (a)	5,690	196,305
Trans World Entertainment Corp. (a)	2,900	18,763
Tweeter Home Entertainment Group, Inc. (a)	4,092	35,764
Ultimate Electronics, Inc. (a)	2,716	34,846
United Auto Group, Inc. (a)	5,913	151,373

	Shares	Value (Note 1)
Urban Outfitters, Inc. (a)	3,100	$ 151,993
Weight Watchers International, Inc. (a)	13,669	592,551
West Marine, Inc. (a)	3,200	67,776
Wet Seal, Inc. Class A (a)	4,800	53,808
Whitehall Jewellers, Inc. (a)	800	8,440
Williams-Sonoma, Inc. (a)	14,900	456,089
Wilsons Leather Experts, Inc. (a)	3,977	31,896
Zale Corp. (a)	3,386	172,517
Zones, Inc. (a)	4,000	3,920
		43,972,278
Textiles Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	2,956
Brown Shoe Co., Inc.	3,100	96,100
Burlington Industries, Inc. (a)	500	4
Candies, Inc. (a)	6,400	10,688
Cherokee, Inc. (a)	1,848	40,656
Coach, Inc. (a)	11,461	665,196
Columbia Sportswear Co. (a)	5,559	283,509
DHB Industries, Inc. (a)	8,958	36,011
Everlast Worldwide, Inc. (a)	1,000	3,040
Fossil, Inc. (a)	6,000	168,360
Jones Apparel Group, Inc.	17,094	528,034
K-Swiss, Inc. Class A	2,412	95,853
Kellwood Co.	3,485	127,237
Kenneth Cole Productions, Inc. Class A	3,406	91,928
Liz Claiborne, Inc.	14,134	487,199
Maxwell Shoe Co., Inc. Class A (a)	150	2,232
Movado Group, Inc.	400	9,560
NIKE, Inc. Class B	34,508	1,966,266
Oshkosh B'Gosh, Inc. Class A	2,500	60,225
Oxford Industries, Inc.	1,325	78,970
Perry Ellis International, Inc. (a)	1,632	38,842
Phillips-Van Heusen Corp.	2,763	41,998
Polo Ralph Lauren Corp. Class A	5,996	175,683
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B (a)	5	35
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp.	3,800	25,612
Quiksilver, Inc. (a)	7,200	130,680
Reebok International Ltd.	7,076	236,692
Russell Corp.	3,346	64,511
Samsonite Corp. (a)	1,446	1,070
Saucony, Inc. Class B	1,960	27,185
Skechers U.S.A., Inc. Class A (a)	3,466	26,515
Steven Madden Ltd. (a)	2,732	57,099
Stride Rite Corp.	7,198	74,643
Superior Uniform Group, Inc.	1,000	13,150
Tarrant Apparel Group (a)	2,700	7,482
Timberland Co. Class A (a)	5,060	237,162
Tropical Sportswear International Corp. (a)	100	403
Unifi, Inc. (a)	6,069	41,815
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Unifirst Corp.	1,100	$ 28,325
Vans, Inc. (a)	4,768	44,104
VF Corp.	14,598	585,380
Warnaco Group, Inc. (a)	4,575	73,658
Wolverine World Wide, Inc.	4,254	85,505
		6,771,573
TOTAL CONSUMER DISCRETIONARY		209,308,968
CONSUMER STAPLES - 9.5%
Beverages - 2.1%
Adolph Coors Co. Class B	4,617	254,628
Anheuser-Busch Companies, Inc.	110,648	5,702,798
Boston Beer Co., Inc. Class A (a)	600	9,480
Brown-Forman Corp. Class B (non-vtg.)	8,427	666,070
Chalone Wine Group, Ltd. (a)	200	1,560
Coca-Cola Bottling Co. Consolidated	921	46,741
Coca-Cola Enterprises, Inc.	59,162	1,093,905
Constellation Brands, Inc. Class A (a)	12,897	370,789
National Beverage Corp. (a)	3,123	47,313
Pepsi Bottling Group, Inc.	36,731	885,952
PepsiAmericas, Inc.	18,900	263,088
PepsiCo, Inc.	226,550	10,090,537
Robert Mondavi Corp. Class A (a)	2,200	60,500
The Coca-Cola Co.	324,701	14,130,988
		33,624,349
Food & Staples Retailing - 3.3%
7-Eleven, Inc. (a)	14,193	174,432
Albertson's, Inc.	48,444	1,018,293
BJ's Wholesale Club, Inc. (a)	9,573	209,074
Casey's General Stores, Inc.	9,700	150,350
Central European Distribution Corp. (a)	1,755	35,363
Chronimed, Inc. (a)	2,717	29,452
Costco Wholesale Corp. (a)	59,323	1,903,675
CVS Corp.	51,319	1,672,999
Duane Reade, Inc. (a)	3,400	58,004
Kroger Co. (a)	99,355	1,908,610
Longs Drug Stores Corp.	5,400	123,660
Nash-Finch Co.	2,266	36,256
Pathmark Stores, Inc. (a)	6,814	59,623
Performance Food Group Co. (a)	6,282	246,317
Pricesmart, Inc. (a)	400	4,040
Rite Aid Corp. (a)	70,415	355,596
Ruddick Corp.	6,300	104,517
Safeway, Inc. (a)	58,066	1,417,391
SUPERVALU, Inc.	16,646	401,169
Sysco Corp.	85,302	2,683,601
The Great Atlantic & Pacific Tea Co. (a)	4,583	43,859
The Pantry, Inc. (a)	2,125	23,800
Topps Co., Inc.	9,720	86,897
United Natural Foods, Inc. (a)	3,599	107,070

	Shares	Value (Note 1)
Wal-Mart Stores, Inc.	576,171	$ 34,092,038
Walgreen Co.	134,470	4,379,688
Weis Markets, Inc.	5,000	175,500
Whole Foods Market, Inc. (a)	7,523	407,822
Wild Oats Markets, Inc. (a)	6,075	72,171
Winn-Dixie Stores, Inc.	18,329	184,206
		52,165,473
Food Products - 1.3%
Alico, Inc.	200	5,660
American Italian Pasta Co. Class A (a)	2,600	108,472
Archer-Daniels-Midland Co.	84,340	1,169,796
Bridgford Foods Corp.	400	3,056
Bunge Ltd.	12,328	373,045
Campbell Soup Co.	53,997	1,306,727
Central Garden & Pet Co. Class A (a)	2,692	74,918
Chiquita Brands International, Inc. (a)	6,587	119,291
ConAgra Foods, Inc.	70,254	1,545,588
Corn Products International, Inc.	4,952	156,137
Dean Foods Co. (a)	17,183	499,166
Del Monte Foods Co. (a)	29,674	266,473
Delta & Pine Land Co.	5,545	138,071
Farmer Brothers Co.	302	105,392
Flowers Foods, Inc.	5,052	106,951
Fresh Del Monte Produce, Inc.	7,200	199,800
Gardenburger, Inc. (a)	400	180
General Mills, Inc.	48,414	2,244,473
Genesee Corp. (non-vtg.) Class B	100	450
Green Mountain Coffee Roasters, Inc. (a)	1,900	37,506
H.J. Heinz Co.	45,965	1,487,427
Hain Celestial Group, Inc. (a)	5,368	105,213
Hershey Foods Corp.	16,913	1,182,219
Hines Horticulture, Inc. (a)	800	2,192
Horizon Organic Holding Corp. (a)	1,802	43,158
Hormel Foods Corp.	18,558	400,853
International Multifoods Corp. (a)	3,900	97,539
Interstate Bakeries Corp.	7,500	99,750
J&J Snack Foods Corp. (a)	533	18,714
Kellogg Co.	53,395	1,790,334
Kraft Foods, Inc. Class A	36,368	1,080,130
Lancaster Colony Corp.	4,750	188,908
Lance, Inc.	5,263	52,946
M&F Worldwide Corp. (a)	500	4,550
Maui Land & Pineapple, Inc. (a)	300	7,530
McCormick & Co., Inc. (non-vtg.)	18,676	498,649
Northland Cranberries, Inc. Class A (a)	50	28
Omega Protein Corp. (a)	6,170	36,588
Peet's Coffee & Tea, Inc. (a)	1,835	38,682
Pilgrims Pride Corp. Class B	5,125	66,164
Ralcorp Holdings, Inc. (a)	4,181	118,824
Rica Foods, Inc. (a)	500	0
Riviana Foods, Inc.	700	20,370
Sanderson Farms, Inc.	264	7,907
Sara Lee Corp.	102,029	1,936,510
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	100	$ 23,150
Seneca Foods Group Class A (a)	2,162	41,056
Sensient Technologies Corp.	6,838	142,230
Smithfield Foods, Inc. (a)	14,786	299,417
Tasty Baking Co.	200	1,896
The J.M. Smucker Co.	6,444	260,853
Tootsie Roll Industries, Inc.	6,566	199,212
Tyson Foods, Inc. Class A	45,960	514,752
Wm. Wrigley Jr. Co.	29,445	1,562,057
Zapata Corp. (a)	110	6,335
		20,797,295
Household Products - 1.5%
Church & Dwight Co., Inc.	5,595	178,760
Clorox Co.	28,287	1,212,098
Colgate-Palmolive Co.	70,903	3,919,518
Energizer Holdings, Inc. (a)	10,801	397,261
Kimberly-Clark Corp.	67,007	3,424,728
Oil-Dri Corp. of America	600	7,050
Procter & Gamble Co.	170,821	14,910,965
Rayovac Corp. (a)	5,900	82,482
The Dial Corp.	12,805	259,557
WD-40 Co.	2,748	80,104
		24,472,523
Personal Products - 0.5%
Alberto-Culver Co. Class B	7,789	444,596
Avon Products, Inc.	30,786	1,973,383
Chattem, Inc. (a)	3,200	43,232
Del Laboratories, Inc.	1,905	53,626
Elizabeth Arden, Inc. (a)	4,552	76,838
Estee Lauder Companies, Inc. Class A	15,587	537,596
First Years, Inc.	2,500	32,525
Gillette Co.	134,410	4,362,949
Inter Parfums, Inc.	4,303	42,815
Mannatech, Inc. (a)	5,836	43,537
Nature's Sunshine Products, Inc.	700	5,929
NBTY, Inc. (a)	8,600	227,470
Nu Skin Enterprises, Inc. Class A	4,800	54,240
Playtex Products, Inc. (a)	8,800	57,200
Revlon, Inc. Class A (a)	7,600	23,940
USANA Health Sciences, Inc. (a)	1,045	38,059
		8,017,935
Tobacco - 0.8%
Altria Group, Inc.	266,845	10,999,351
DIMON, Inc.	4,909	33,872
RJ Reynolds Tobacco Holdings, Inc.	10,457	357,107
Schweitzer-Mauduit International, Inc.	500	12,075
Star Scientific, Inc. (a)	14,579	40,384
Universal Corp.	3,200	134,080

	Shares	Value (Note 1)
UST, Inc.	22,251	$ 743,183
Vector Group Ltd.	7,214	104,098
		12,424,150
TOTAL CONSUMER STAPLES		151,501,725
ENERGY - 5.5%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	3,200	80,000
Baker Hughes, Inc.	44,232	1,480,003
BJ Services Co. (a)	20,462	764,665
Cal Dive International, Inc. (a)	6,100	129,015
Carbo Ceramics, Inc.	1,989	77,074
Cooper Cameron Corp. (a)	6,626	321,759
Diamond Offshore Drilling, Inc.	16,860	340,572
Dril-Quip, Inc. (a)	3,228	60,590
ENSCO International, Inc.	18,770	524,622
FMC Technologies, Inc. (a)	9,494	224,723
Global Industries Ltd. (a)	17,511	84,753
GlobalSantaFe Corp.	29,582	733,634
Grant Prideco, Inc. (a)	15,900	184,440
Grey Wolf, Inc. (a)	22,900	86,791
Gulf Island Fabrication, Inc. (a)	300	4,713
Gulfmark Offshore, Inc. (a)	3,800	53,200
Halliburton Co.	56,786	1,373,085
Hanover Compressor Co. (a)	10,936	113,516
Helmerich & Payne, Inc.	6,700	195,975
Horizon Offshore, Inc. (a)	5,560	23,964
Hydril Co. (a)	4,200	98,280
Input/Output, Inc. (a)	3,500	15,470
Key Energy Services, Inc. (a)	17,618	182,522
Lone Star Technologies, Inc. (a)	3,400	56,950
Lufkin Industries, Inc.	100	2,570
Maverick Tube Corp. (a)	4,913	83,472
Metretek Technologies, Inc. (a)	2,900	3,335
Mitcham Industries, Inc. (a)	1,500	3,390
Nabors Industries Ltd. (a)	18,723	751,728
National-Oilwell, Inc. (a)	11,705	229,184
Newpark Resources, Inc. (a)	8,477	40,690
Noble Corp. (a)	17,087	618,208
NS Group, Inc. (a)	1,693	13,544
Oceaneering International, Inc. (a)	4,600	113,068
Offshore Logistics, Inc. (a)	4,200	89,712
Oil States International, Inc. (a)	3,193	38,603
Parker Drilling Co. (a)	18,231	43,207
Patterson-UTI Energy, Inc. (a)	11,006	328,419
Pride International, Inc. (a)	17,100	292,239
Rowan Companies, Inc. (a)	11,906	298,126
RPC, Inc.	7,200	86,760
Schlumberger Ltd. (NY Shares)	77,006	3,812,567
SEACOR SMIT, Inc. (a)	2,507	98,575
Smith International, Inc. (a)	12,817	501,017
Superior Energy Services, Inc. (a)	11,200	120,624
T-3 Energy Services, Inc. (a)	10	59
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
TETRA Technologies, Inc. (a)	3,397	$ 76,433
Tidewater, Inc.	7,661	220,024
Transocean, Inc. (a)	41,137	868,813
Trico Marine Services, Inc. (a)	1,000	2,260
UNIFAB International, Inc. (a)	10	19
Unit Corp. (a)	5,900	127,204
Universal Compression Holdings, Inc. (a)	4,900	112,798
Varco International, Inc. (a)	12,546	216,419
Veritas DGC, Inc. (a)	6,200	56,668
W-H Energy Services, Inc. (a)	5,400	100,710
Weatherford International Ltd. (a)	16,796	631,194
		17,191,955
Oil & Gas - 4.4%
Amerada Hess Corp.	11,451	539,915
Anadarko Petroleum Corp.	32,299	1,405,007
Apache Corp.	20,899	1,441,613
Ashland, Inc.	8,670	286,630
ATP Oil & Gas Corp. (a)	5,038	30,228
Berry Petroleum Co. Class A	700	13,125
BP Prudhoe Bay Royalty Trust	4,643	92,721
Buckeye Partners LP	3,372	135,217
Burlington Resources, Inc.	26,015	1,259,646
Cabot Oil & Gas Corp. Class A	5,400	145,530
Callon Petroleum Co. (a)	3,030	21,483
Chesapeake Energy Corp.	27,932	302,783
ChevronTexaco Corp.	140,818	10,261,408
Cimarex Energy Co. (a)	6,260	136,155
Clayton Williams Energy, Inc. (a)	2,180	44,101
Comstock Resources, Inc. (a)	3,938	58,479
ConocoPhillips	89,211	4,981,542
Cross Timbers Royalty Trust	2,669	59,625
Denbury Resources, Inc. (a)	8,300	109,145
Devon Energy Corp.	30,037	1,554,415
Enbridge Energy Management LLC	1,645	76,164
Encore Acquisition Co. (a)	7,052	139,136
Energy Partners Ltd. (a)	5,816	65,430
Enterprise Products Partners LP	21,419	474,217
EOG Resources, Inc.	14,707	623,577
Evergreen Resources, Inc. (a)	2,602	145,374
Exxon Mobil Corp.	879,929	33,173,323
Forest Oil Corp. (a)	6,712	156,054
Frontier Oil Corp.	4,809	74,107
General Maritime Corp. (a)	3,117	37,809
Giant Industries, Inc. (a)	100	638
GSV, Inc. (a)	980	127
Harken Energy Corp. (a)	1,536	753
Harvest Natural Resources, Inc. (a)	1,200	6,948
Holly Corp.	1,123	27,603
Houston Exploration Co. (a)	4,064	139,355
Hugoton Royalty Trust	4,539	84,516

	Shares	Value (Note 1)
Kaneb Services LLC	900	$ 24,705
KCS Energy, Inc. (a)	6,641	45,823
Kerr-McGee Corp.	12,645	555,748
Magnum Hunter Resources, Inc. (a)	12,800	102,400
Marathon Oil Corp.	40,286	1,123,577
Maritrans, Inc.	2,243	35,103
McMoRan Exploration Co. (a)	3,291	39,097
Meridian Resource Corp. (a)	8,874	41,175
Mission Resources Corp. (a)	5,500	12,540
Murphy Oil Corp.	11,668	673,594
National Energy Group, Inc. (a)	71	53
Newfield Exploration Co. (a)	6,786	266,622
Noble Energy, Inc.	6,974	276,101
Nuevo Energy Co. (a)	3,956	71,643
Occidental Petroleum Corp.	49,402	1,695,971
OMI Corp. (a)	11,639	83,219
Overseas Shipholding Group, Inc.	3,500	90,685
Pacific Energy Partners LP	3,163	77,335
Patina Oil & Gas Corp.	5,343	197,958
Penn Virginia Corp.	2,000	90,020
Petrocorp, Inc. (a)	1,801	24,205
Petroleum Development Corp. (a)	3,048	33,040
Pioneer Natural Resources Co. (a)	15,111	383,215
Plains Exploration & Production Co. (a)	4,623	56,447
Plains Resources, Inc.	4,707	64,062
Pogo Producing Co.	8,051	370,024
Premcor, Inc. (a)	7,400	181,300
Prima Energy Corp. (a)	1,968	50,578
Quicksilver Resources, Inc. (a)	3,700	91,575
Range Resources Corp. (a)	12,732	85,304
Remington Oil & Gas Corp. (a)	4,835	89,883
Resource America, Inc. Class A	2,300	27,163
Spinnaker Exploration Co. (a)	4,627	102,812
St. Mary Land & Exploration Co.	5,600	158,480
Stone Energy Corp. (a)	2,790	107,973
Sunoco Logistics Partners LP	2,343	75,562
Sunoco, Inc.	9,852	400,287
Swift Energy Co. (a)	2,800	36,120
Syntroleum Corp. (a)	1,600	4,816
TEPPCO Partners LP	6,200	215,760
Tesoro Petroleum Corp. (a)	8,000	71,520
Tom Brown, Inc. (a)	6,100	167,689
TransMontaigne, Inc. (a)	6,401	38,086
Ultra Petroleum Corp. (a)	10,410	151,447
Unocal Corp.	33,474	1,024,974
Valero Energy Corp.	14,692	578,865
Valero LP	2,200	95,260
Vintage Petroleum, Inc.	9,637	107,742
Western Gas Resources, Inc.	4,538	178,071
Westport Resources Corp. (a)	9,094	216,437
Williams Energy Partners LP	829	38,590
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
World Fuel Services Corp.	1,825	$ 49,731
XTO Energy, Inc.	23,000	482,770
		69,367,056
TOTAL ENERGY		86,559,011
FINANCIALS - 21.2%
Capital Markets - 3.2%
A.G. Edwards, Inc.	10,277	369,972
Affiliated Managers Group, Inc. (a)	2,567	174,043
Allied Capital Corp.	13,320	340,592
American Capital Strategies Ltd.	7,384	183,271
Ameritrade Holding Corp. (a)	55,100	598,937
Bank of New York Co., Inc.	101,659	2,990,808
Bear Stearns Companies, Inc.	12,825	897,494
BlackRock, Inc. Class A	2,436	110,765
Charles Schwab Corp.	176,353	1,915,194
E*TRADE Group, Inc. (a)	46,874	432,647
Eaton Vance Corp. (non-vtg.)	9,109	310,253
Federated Investors, Inc. Class B (non-vtg.)	13,840	406,342
Franklin Resources, Inc.	33,076	1,428,552
Friedman, Billings, Ramsey Group, Inc. Class A	14,855	246,444
Gabelli Asset Management, Inc. Class A (a)	600	22,620
Goldman Sachs Group, Inc.	61,668	5,457,001
Harris & Harris Group, Inc. (a)	4,019	24,114
Investment Technology Group, Inc. (a)	7,091	129,340
Investment Technology Group, Inc. rights 12/31/03 (a)	1,200	0
Investors Financial Services Corp.	8,730	260,940
J.P. Morgan Chase & Co.	267,535	9,155,048
Janus Capital Group, Inc.	31,153	538,012
JB Oxford Holdings, Inc. (a)	1,310	4,362
Jefferies Group, Inc.	6,334	188,120
Knight Trading Group, Inc. (a)	16,921	156,858
LaBranche & Co., Inc.	8,974	156,417
Legg Mason, Inc.	8,037	577,298
Lehman Brothers Holdings, Inc.	31,759	2,087,519
MCG Capital Corp.	6,400	102,720
Mellon Financial Corp.	56,887	1,783,407
Merrill Lynch & Co., Inc.	122,259	6,575,089
Meyerson & Co., Inc. (a)	1,900	9,025
Morgan Stanley	143,003	6,977,116
Neuberger Berman, Inc.	9,397	389,600
Northern Trust Corp.	28,920	1,221,581
Nuveen Investments, Inc. Class A	12,178	317,480
Olympic Cascade Financial Corp. (a)	1,200	1,404
Paulson Capital Corp. (a)	1,300	7,670
Raymond James Financial, Inc.	6,250	223,563
SEI Investments Co.	13,904	485,250

	Shares	Value (Note 1)
Siebert Financial Corp. (a)	2,700	$ 11,529
SoundView Technology Group, Inc. (a)	4,260	45,028
State Street Corp.	43,629	1,917,495
Stifel Financial Corp. (a)	1,000	12,500
SWS Group, Inc.	2,406	45,473
T. Rowe Price Group, Inc.	15,943	677,578
Waddell & Reed Financial, Inc. Class A	10,565	272,049
Westwood Holdings Group, Inc.	601	11,112
Ziegler Companies, Inc.	500	7,450
		50,257,082
Commercial Banks - 6.2%
1st Source Corp.	727	13,391
ABC Bancorp	5,300	88,828
Abigail Adams National Bancorp, Inc.	275	4,788
Alabama National Bancorp, Delaware	1,221	61,844
Allegiant Bancorp, Inc.	1,926	40,273
Amcore Financial, Inc.	3,800	93,480
American Pacific Bank of Oregon Class B (a)	880	6,291
AmSouth Bancorp.	45,900	988,686
Associated Banc-Corp.	9,346	356,737
BancFirst Corp.	820	43,353
BancorpSouth, Inc.	8,865	191,041
BancTrust Financial Group, Inc.	4,088	65,776
Bank of America Corp.	197,810	15,676,443
Bank of Granite Corp.	125	2,313
Bank of Hawaii Corp.	8,900	301,710
Bank of the Ozarks, Inc.	918	38,831
Bank One Corp.	151,222	5,968,732
Banknorth Group, Inc.	20,788	584,143
Banner Corp.	1,809	38,170
Bar Harbor Bankshares	2,825	64,947
Bay View Capital Corp. (a)	4,612	28,041
BB&T Corp.	73,946	2,700,508
BOK Financial Corp.	7,381	292,435
Boston Private Financial Holdings, Inc.	4,669	108,974
Bryn Mawr Bank Corp.	900	37,530
BSB Bancorp, Inc.	3,362	90,539
BWC Financial Corp. (a)	2,683	53,016
Capital City Bank Group, Inc.	990	38,511
Capital Corp. of the West	1,041	33,780
Cathay Bancorp, Inc.	2,385	109,328
Cavalry Bancorp, Inc.	2,931	49,329
CB Bancshares, Inc.	643	39,295
Center Bancorp, Inc.	3,672	62,424
Central Coast Bancorp (a)	2,309	39,738
Central Pacific Financial Corp.	1,441	38,215
Charter One Financial, Inc.	29,542	915,802
Chemical Financial Corp.	2,863	95,023
Chittenden Corp.	4,085	117,811
Citizens Banking Corp.	6,600	171,600
City Holding Co.	3,000	102,870
City National Corp.	5,881	304,048
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Colonial Bancgroup, Inc.	14,728	$ 215,765
Columbia Bancorp	1,731	49,178
Columbia Banking Systems, Inc.	2,730	49,577
Comerica, Inc.	22,792	1,124,557
Commerce Bancorp, Inc., New Jersey	8,404	340,362
Commerce Bancshares, Inc.	8,766	380,269
Commercial Bankshares, Inc.	2,053	63,852
Commercial National Financial Corp., Pennsylvania	2,005	49,123
Community Bank of Northern Virginia	2,404	41,613
Community Bank System, Inc.	1,001	43,844
Community Capital Corp.	420	7,938
Community First Bankshares, Inc.	6,200	175,150
Compass Bancshares, Inc.	16,333	561,529
Cullen/Frost Bankers, Inc.	6,143	233,864
CVB Financial Corp.	4,053	78,628
East West Bancorp, Inc.	4,221	187,244
Eastern Virgina Bankshares, Inc.	800	21,680
Exchange National Bancshares, Inc.	1,200	45,000
Fidelity Southern Corp.	2,900	37,120
Fifth Third Bancorp	75,846	4,444,576
Financial Institutions, Inc.	1,679	37,794
First Bancorp, Puerto Rico	5,264	161,657
First Charter Corp.	3,200	59,104
First Citizen Bancshares, Inc.	1,163	124,708
First Colonial Group, Inc.	617	32,362
First Commonwealth Financial Corp.	6,700	86,497
First Community Bancorp, California	2,500	85,125
First Essex Bancorp, Inc.	1,248	65,657
First Financial Bancorp, Ohio	2,520	37,271
First Financial Bankshares, Inc.	312	11,684
First Indiana Corp.	125	2,485
First M&F Corp.	1,057	37,524
First Merchants Corp.	1,449	38,254
First Midwest Bancorp, Inc., Delaware	6,950	211,975
First Republic Bank, California	1,237	38,755
First Tennessee National Corp.	16,272	672,847
First United Corp.	2,940	67,620
FirstMerit Corp.	11,900	301,427
Flag Financial Corp.	3,365	47,615
FleetBoston Financial Corp.	138,509	4,098,481
FNB Corp.	2,400	64,704
FNB Corp., Pennsylvania	5,141	173,509
FNB Corp., Virginia	1,239	34,481
FNB Financial Services Corp.	2,827	58,095
Foothill Independent Bancorp	3,335	73,737
Franklin Financial Corp., Tennessee	2,081	63,471
Frontier Financial Corp., Washington	2,065	61,950
Fulton Financial Corp.	14,758	298,112
GBC Bancorp	1,695	65,868
Gold Banc Corp., Inc.	5,188	56,809

	Shares	Value (Note 1)
Greater Bay Bancorp	7,500	$ 154,275
Greater Community Bancorp	2,767	46,652
Hancock Holding Co.	2,850	135,974
Harleysville National Corp., Pennsylvania	1,689	49,082
Heritage Commerce Corp. (a)	1,957	23,190
HF Financial Corp.	2,203	39,079
Hibernia Corp. Class A	18,987	393,980
Hudson United Bancorp	6,391	252,381
Huntington Bancshares, Inc.	29,142	582,840
IBERIABANK Corp.	2,000	96,000
Independent Bank Corp., Michigan	1,336	38,276
Integra Bank Corp.	5,300	101,177
Interchange Financial Services Corp.	5,200	113,880
International Bancshares Corp.	5,167	212,725
Irwin Financial Corp.	5,100	114,801
KeyCorp	55,869	1,521,313
Leesport Financial Corp.	1,155	24,371
Local Financial Corp. (a)	2,368	38,362
LSB Bancshares, Inc.	2,300	43,125
M&T Bank Corp.	15,803	1,331,245
Main Street Banks, Inc.	4,100	100,573
Marshall & Ilsley Corp.	29,827	924,637
MB Financial, Inc.	1,800	77,400
Mercantile Bankshares Corp.	9,834	401,719
Merchants Bancshares, Inc.	1,800	48,600
Mid-State Bancshares	400	8,508
Midsouth Bancorp, Inc.	1,862	54,184
Midwest Banc Holdings, Inc.	772	16,891
Nara Bancorp, Inc.	800	16,160
National City Corp.	81,378	2,578,055
National Commerce Financial Corp.	26,210	655,250
National Penn Bancshares, Inc.	2,749	79,419
NBT Bancorp, Inc.	3,367	70,808
North Fork Bancorp, Inc., New York	20,176	681,344
North Valley Bancorp	4,421	69,631
Northern States Financial Corp.	1,100	32,450
Northrim Bancorp, Inc.	2,594	48,663
Northway Financial, Inc.	400	11,904
NSD Bancorp, Inc.	1,050	29,138
Old National Bancorp	7,768	181,227
Omega Financial Corp.	100	3,494
Pacific Capital Bancorp	5,733	189,418
Pacific Northwest Bancorp	3,600	125,748
Park National Corp.	1,444	162,450
Patriot Bank Corp., Pennsylvania	1,210	23,256
Peoples Financial Corp., Mississippi	2,598	43,127
PNC Financial Services Group, Inc.	37,330	1,776,908
Popular, Inc.	17,400	655,632
Princeton National Bancorp, Inc.	2,475	61,999
PrivateBancorp, Inc.	1,082	36,950
Provident Bankshares Corp.	1,155	33,033
Provident Financial Group, Inc.	7,500	200,325
Regions Financial Corp.	29,139	1,027,441
Republic Bancorp, Inc.	9,821	134,941
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Republic Bancshares, Inc.	2,440	$ 66,197
Riggs National Corp.	7,400	116,476
S&T Bancorp, Inc.	2,576	71,922
Sandy Spring Bancorp, Inc.	1,482	50,092
Santander Bancorp	4,793	91,450
Seacoast Banking Corp., Florida	4,400	77,176
Shore Bancshares, Inc.	1,921	70,117
Silicon Valley Bancshares (a)	6,600	155,232
Simmons First National Corp. Class A	1,653	39,573
Sky Financial Group, Inc.	12,440	291,345
South Financial Group, Inc.	6,760	166,228
SouthTrust Corp.	44,884	1,301,187
Southwest Bancorp of Texas, Inc.	5,000	184,800
State Bancorp, Inc., New York	2,940	60,829
Sterling Bancshares, Inc.	6,070	75,814
Sterling Financial Corp.	3,700	96,200
Summit Bancshares, Inc.	1,469	40,148
Summit Financial Corp.	1,700	29,325
Sun Bancorp, Inc.	1,200	23,724
Sun Bancorp, Inc., New Jersey	2,493	53,949
SunTrust Banks, Inc.	37,194	2,273,669
Susquehanna Bancshares, Inc., Pennsylvania	6,800	179,248
SVB Financial Services, Inc.	346	5,564
Synovus Financial Corp.	39,460	964,797
TCF Financial Corp.	8,800	404,712
Texas Regional Bancshares, Inc. Class A	4,686	157,918
TIB Financial Corp.	900	16,380
Trust Co. of New Jersey	500	16,285
Trustco Bank Corp., New York	4,483	57,741
Trustmark Corp.	9,000	236,520
U.S. Bancorp, Delaware	253,205	6,051,600
UAB Financial Corp.	2,487	118,331
UCBH Holdings, Inc.	6,000	191,940
Umpqua Holdings Corp.	4,200	78,330
Union Planters Corp.	25,750	821,425
UnionBanCal Corp.	19,680	923,976
United Bankshares, Inc., West Virginia	6,300	193,473
United Community Banks, Inc., Georgia	3,400	93,500
United National Bancorp, New Jersey	4,800	158,496
Vail Banks, Inc.	500	7,275
Valley National Bancorp	11,434	321,410
Wachovia Corp.	177,810	7,494,692
Washington Banking Co., Oak Harbor	2,854	44,325
Washington Trust Bancorp, Inc.	589	15,703
Wells Fargo & Co.	221,413	11,101,648
WesBanco, Inc.	2,250	54,765
West Coast Bancorp, Oregon	3,534	66,298
Westamerica Bancorp.	4,900	215,992
Westbank Corp.	1,300	24,180
Westcorp	5,499	195,654

	Shares	Value (Note 1)
Whitney Holding Corp.	6,100	$ 211,975
Wilmington Trust Corp., Delaware	8,800	281,072
Wintrust Financial Corp.	4,350	153,816
Zions Bancorp	11,841	659,544
		98,107,090
Consumer Finance - 1.1%
Advanta Corp. Class A	2,600	28,730
American Express Co.	170,884	7,698,324
AmeriCredit Corp. (a)	22,881	245,513
Capital One Financial Corp.	29,676	1,584,698
Cash America International, Inc.	3,459	60,014
CompuCredit Corp. (a)	7,490	109,878
Consumer Portfolio Services, Inc. (a)	2,400	7,200
Credit Acceptance Corp. (a)	4,532	53,614
Equitex, Inc. (a)	3,100	3,131
iDine Rewards Network, Inc. (a)	2,360	40,922
MBNA Corp.	168,148	3,924,574
Metris Companies, Inc.	8,652	28,206
MFN Financial Corp. warrants 3/23/04 (a)	10	0
NCO Portfolio Management, Inc. (a)	1,086	6,136
Providian Financial Corp. (a)	39,917	409,149
SLM Corp.	59,613	2,395,250
Student Loan Corp.	2,800	344,288
United Panam Financial Corp. (a)	2,332	40,227
WFS Financial, Inc. (a)	5,158	201,265
World Acceptance Corp. (a)	3,244	45,221
		17,226,340
Diversified Financial Services - 2.1%
Alliance Capital Management Holding LP	9,950	352,230
CapitalSource, Inc.	15,700	276,320
Chicago Mercantile Exchange Holdings, Inc. Class A	4,588	322,949
CIT Group, Inc.	27,354	745,397
Citigroup, Inc.	678,427	29,409,810
DVI, Inc. (a)	800	176
Financial Federal Corp. (a)	3,300	106,062
Finova Group, Inc. (a)	3,400	1,309
First Albany Companies, Inc.	1,530	20,624
GATX Corp.	6,600	139,788
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc.	5,100	20,655
Leucadia National Corp.	7,521	286,926
Medallion Financial Corp.	100	671
MicroFinancial, Inc.	100	292
Moody's Corp.	19,799	1,026,776
Principal Financial Group, Inc.	42,827	1,347,337
Waterside Capital Corp. (a)	1,100	4,125
Winfield Capital Corp. (a)	1,500	285
		34,061,732
Insurance - 4.8%
21st Century Holding Co.	829	12,617
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
21st Century Insurance Group	12,491	$ 174,125
Acceptance Insurance Companies, Inc. (a)	13,100	183
AFLAC, Inc.	67,902	2,173,543
Alfa Corp.	13,600	175,848
Allmerica Financial Corp. (a)	6,500	153,855
Allstate Corp.	92,578	3,309,664
AMBAC Financial Group, Inc.	13,675	887,781
American Financial Group, Inc., Ohio	8,796	192,456
American Independence Corp. (a)	587	6,715
American International Group, Inc.	343,497	20,462,116
American Medical Securities Group, Inc. (a)	2,500	50,500
American National Insurance Co.	3,170	272,588
American Physicians Capital, Inc. (a)	2,003	56,084
AmerUs Group Co.	5,305	170,980
Aon Corp.	40,691	903,340
Arch Capital Group Ltd. (a)	3,901	132,634
Argonaut Group, Inc.	3,000	40,800
Arthur J. Gallagher & Co.	11,655	314,685
Atlantic American Corp. (a)	100	266
Baldwin & Lyons, Inc. Class B	3,450	80,040
Berkshire Hathaway, Inc. Class A (a)	156	11,820,900
Brown & Brown, Inc.	9,415	291,865
Ceres Group, Inc. (a)	9,011	33,971
Cincinnati Financial Corp.	20,503	827,296
Citizens Financial Corp., Kentucky (a)	200	1,210
Citizens, Inc. Class A (a)	7,008	62,021
Clark, Inc. (a)	1,340	21,708
CNA Financial Corp. (a)	28,569	621,376
CNA Surety Corp.	8,543	81,586
Commerce Group, Inc., Massachusetts	3,500	128,695
Cotton States Life Insurance Co.	500	4,975
Crawford & Co. Class B	10,194	63,407
Delphi Financial Group, Inc. Class A	2,940	141,296
Donegal Group, Inc. Class B	2,024	29,935
EMC Insurance Group	2,920	61,787
Erie Indemnity Co. Class A	8,678	353,455
FBL Financial Group, Inc. Class A	4,209	102,110
Fidelity National Financial, Inc.	17,014	491,705
Financial Industries Corp.	1,270	19,050
First American Corp., California	9,118	220,473
FPIC Insurance Group, Inc. (a)	1,648	26,368
Gainsco, Inc. (a)	1,500	390
Great American Financial Resources, Inc.	4,856	68,810
Great American Financial Resources, Inc. rights 9/22/03 (a)	485	0
Harleysville Group, Inc.	3,500	84,035
Hartford Financial Services Group, Inc.	36,492	1,942,104
HCC Insurance Holdings, Inc.	7,748	226,861
Hilb, Rogal & Hamilton Co.	4,100	123,000

	Shares	Value (Note 1)
Horace Mann Educators Corp.	4,500	$ 67,860
Independence Holding Co.	1,360	31,280
Infinity Property & Casualty Corp.	1,441	38,532
Investors Title Co.	1,058	31,412
Jefferson-Pilot Corp.	18,376	813,506
John Hancock Financial Services, Inc.	37,877	1,156,385
Kansas City Life Insurance Co.	1,100	48,400
LandAmerica Financial Group, Inc.	2,238	102,724
Lincoln National Corp.	23,114	818,698
Loews Corp.	24,231	997,348
Markel Corp. (a)	1,300	349,375
Marsh & McLennan Companies, Inc.	70,503	3,525,150
MBIA, Inc.	18,521	1,045,696
Meadowbrook Insurance Group, Inc. (a)	600	2,358
Mercury General Corp. New	6,559	286,497
MetLife, Inc.	100,365	2,852,373
MIIX Group, Inc. (a)	1,100	935
National Security Group, Inc.	1,645	24,428
National Western Life Insurance Co. Class A (a)	488	68,076
Nationwide Financial Services, Inc. Class A	6,303	185,939
Navigators Group, Inc. (a)	2,148	74,772
Nymagic, Inc.	2,556	65,894
Odyssey Re Holdings Corp.	9,200	189,336
Ohio Casualty Corp. (a)	8,900	122,820
Old Republic International Corp.	15,029	504,824
Penn Treaty American Corp. (a)	600	1,398
Penn-America Group, Inc.	4,115	51,479
Philadelphia Consolidated Holding Corp. (a)	2,928	117,413
Phoenix Companies, Inc.	13,700	145,494
PMA Capital Corp. Class A	5,400	67,662
Presidential Life Corp.	5,318	85,567
ProAssurance Corp. (a)	5,253	135,212
Progressive Corp.	28,525	2,017,859
Protective Life Corp.	9,093	264,515
Prudential Financial, Inc.	72,252	2,630,695
Reinsurance Group of America, Inc.	6,784	256,571
RLI Corp.	4,000	131,840
RTW, Inc. (a)	1,450	5,293
SAFECO Corp.	17,587	634,187
SCPIE Holding, Inc.	2,045	22,086
Selective Insurance Group, Inc.	4,500	132,390
St. Paul Companies, Inc.	29,225	1,015,861
StanCorp Financial Group, Inc.	4,000	226,760
State Auto Financial Corp.	6,061	152,852
Stewart Information Services Corp. (a)	1,400	40,964
The Chubb Corp.	24,125	1,639,053
The Midland Co.	3,869	86,085
The MONY Group, Inc.	6,782	190,167
Torchmark Corp.	14,909	601,727
Transatlantic Holdings, Inc.	6,386	451,426
Travelers Property Casualty Corp. Class B	131,945	2,043,828
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Triad Guaranty, Inc. (a)	2,250	$ 104,558
UICI (a)	7,000	87,500
Unico American Corp. (a)	3,435	14,049
United Fire & Casualty Co.	1,988	78,407
United Trust Group, Inc. (a)	300	2,085
Unitrin, Inc.	8,600	254,732
Universal American Financial Corp. (a)	4,759	35,930
UnumProvident Corp.	38,483	542,610
USI Holdings Corp.	8,771	103,936
Vesta Insurance Group Corp.	2,600	6,942
W.R. Berkley Corp.	9,561	316,278
Wesco Financial Corp.	900	284,409
White Mountains Insurance Group Ltd.	1,108	441,161
Zenith National Insurance Corp.	3,728	107,926
		76,354,734
Real Estate - 1.7%
Acadia Realty Trust (SBI)	9,120	93,845
Agree Realty Corp.	1,490	36,133
Alexanders, Inc. (a)	542	47,425
Alexandria Real Estate Equities, Inc.	2,800	130,900
AMB Property Corp. (SBI)	11,900	339,150
America First Real Estate Investment Partners LP	7,005	52,467
American Financial Realty Trust (SBI)	3,731	53,726
American Land Lease, Inc.	3,001	54,498
American Mortgage Acceptance Co.	1,588	24,360
American Real Estate Partners LP (a)	4,475	50,791
AmeriVest Properties, Inc.	4,569	28,693
AMLI Residential Properties Trust (SBI)	700	17,220
Annaly Mortgage Management, Inc.	8,200	156,128
Anthracite Capital, Inc.	3,200	34,848
Anworth Mortgage Asset Corp.	4,800	75,408
Apartment Investment & Management Co. Class A	11,631	448,375
Archstone-Smith Trust	22,261	582,125
Arden Realty, Inc.	7,700	209,055
Associated Estates Realty Corp.	7,843	48,705
AvalonBay Communities, Inc.	8,600	399,040
Avatar Holdings, Inc. (a)	1,645	51,306
Bedford Property Investors, Inc.	500	13,100
Bluegreen Corp. (a)	900	5,040
BNP Residential Properties, Inc.	3,537	36,431
Boston Properties, Inc.	11,500	493,925
Boykin Lodging Co.	6,069	47,338
Brandywine Realty Trust (SBI)	2,100	51,345
BRE Properties, Inc. Class A	4,562	153,876
BRT Realty Trust	4,566	83,238
California Coastal Communities, Inc. (a)	5,563	44,504
Camden Property Trust (SBI)	6,475	246,698
Capital Automotive (SBI)	6,700	191,419
Capstead Mortgage Corp.	2,634	32,714

	Shares	Value (Note 1)
CarrAmerica Realty Corp.	9,400	$ 264,610
Catellus Development Corp. (a)	11,400	267,330
CBL & Associates Properties, Inc.	3,700	181,189
CenterPoint Properties Trust (SBI)	3,200	202,880
Chateau Communities, Inc.	5,505	163,443
Chelsea Property Group, Inc.	3,981	182,927
Colonial Properties Trust (SBI)	1,100	37,510
Commercial Net Lease Realty, Inc.	3,631	61,110
Consolidated-Tomoka Land Co.	2,369	63,489
Cornerstone Realty Income Trust, Inc.	16,803	134,760
Corporate Office Properties Trust (SBI)	6,900	127,650
Correctional Properties Trust	2,637	67,217
Corrections Corp. of America (a)	4,517	103,891
Cousins Properties, Inc.	4,686	135,894
Crescent Real Estate Equities Co.	10,300	149,453
Criimi Mae, Inc. (a)	3,384	38,544
Crown American Realty Trust (SBI)	7,653	86,326
Developers Diversified Realty Corp.	10,254	297,571
Duke Realty Corp.	16,700	462,089
Eastgroup Properties, Inc.	500	13,650
Entertainment Properties Trust (SBI)	3,400	106,250
Equity Inns, Inc.	10,932	74,994
Equity Office Properties Trust	52,183	1,451,731
Equity One, Inc.	7,100	121,055
Equity Residential (SBI)	34,810	1,012,275
Essex Property Trust, Inc.	4,200	263,970
Federal Realty Investment Trust (SBI)	4,037	141,214
FelCor Lodging Trust, Inc.	7,268	70,064
First Industrial Realty Trust, Inc.	7,500	228,375
First Union Real Estate Equity & Mortgage Investments (SBI)	1,440	2,621
Forest City Enterprises, Inc. Class A	6,896	293,770
Gables Residential Trust (SBI)	5,800	187,804
General Growth Properties, Inc.	7,800	540,930
Getty Realty Corp.	100	2,455
Gladstone Commercial Corp.	900	13,656
Glenborough Realty Trust, Inc.	8,600	157,810
Glimcher Realty Trust	3,393	70,099
Great Lakes REIT, Inc. (SBI)	5,294	81,263
Health Care Property Investors, Inc.	7,359	309,446
Health Care REIT, Inc.	4,194	125,988
Healthcare Realty Trust, Inc.	7,700	243,782
Heritage Property Investment Trust, Inc.	4,300	117,820
Highwoods Properties, Inc. (SBI)	5,400	123,930
Home Properties of New York, Inc.	2,253	84,375
Hospitality Properties Trust (SBI)	5,900	183,726
Host Marriott Corp. (a)	37,637	377,123
HRPT Properties Trust (SBI)	21,300	193,191
Impac Mortgage Holdings, Inc.	8,800	132,792
Innkeepers USA Trust (SBI)	6,459	54,320
Investors Real Estate Trust	10,700	107,428
iStar Financial, Inc.	11,738	430,315
Jones Lang LaSalle, Inc. (a)	5,250	95,025
Keystone Property Trust (SBI)	5,800	113,854
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kilroy Realty Corp.	1,500	$ 42,000
Kimco Realty Corp.	13,151	548,134
Koger Equity, Inc.	6,200	110,794
Kramont Realty Trust	7,200	123,480
LaSalle Hotel Properties (SBI)	5,338	88,077
Lexington Corporate Properties Trust	600	11,076
Liberty Property Trust (SBI)	9,600	334,368
LNR Property Corp.	4,100	164,000
LTC Properties, Inc.	5,854	62,345
Mack-Cali Realty Corp.	5,479	201,627
Maguire Properties, Inc.	1,929	40,509
Manufactured Home Communities, Inc.	2,266	83,162
MeriStar Hospitality Corp.	7,189	47,376
MFA Mortgage Investments, Inc.	5,700	59,793
Mid-America Apartment Communities, Inc.	700	20,573
Mid-Atlantic Realty Trust	4,569	96,040
Mission West Properties, Inc.	6,896	82,062
Monmouth Real Estate Investment Corp. Class A	5,400	43,362
National Health Investors, Inc.	700	14,238
National Health Realty, Inc.	5,083	80,820
Nationwide Health Properties, Inc.	3,100	50,995
New Plan Excel Realty Trust	14,500	331,470
Newcastle Investment Corp.	5,200	112,996
Newhall Land & Farming Co.	3,404	130,986
Novastar Financial, Inc.	1,797	97,487
Omega Healthcare Investors, Inc. (a)	6,224	39,647
One Liberty Properties, Inc.	3,094	57,579
Orleans Homebuilders, Inc. (a)	3,334	37,341
Pacific Gulf Properties, Inc. (a)	800	0
Pan Pacific Retail Properties, Inc.	3,616	152,234
Parkway Properties, Inc.	2,300	103,155
Pennsylvania Real Estate Investment Trust (SBI)	500	15,500
Plum Creek Timber Co., Inc.	23,401	611,936
Post Properties, Inc.	3,700	104,340
Prentiss Properties Trust (SBI)	3,725	111,936
Price Legacy Corp. (a)	10,913	39,178
Prime Group Realty Trust (SBI) (a)	3,749	22,944
ProLogis	22,430	632,302
PS Business Parks, Inc.	2,237	85,006
Public Storage, Inc.	15,461	570,356
RAIT Investment Trust (SBI)	3,700	87,616
Ramco-Gershenson Properties Trust (SBI)	5,200	129,896
Realty Income Corp.	3,077	121,480
Reckson Associates Realty Corp.	5,135	116,359
Redwood Trust, Inc.	3,700	159,840
Regency Centers Corp.	9,300	328,104
Saul Centers, Inc.	300	8,145
Senior Housing Properties Trust (SBI)	10,720	148,901

	Shares	Value (Note 1)
Shurgard Storage Centers, Inc. Class A	3,049	$ 102,751
Simon Property Group, Inc.	24,546	1,048,360
Sizeler Property Investors, Inc.	6,129	61,596
SL Green Realty Corp.	2,300	80,891
Sovran Self Storage, Inc.	3,400	105,502
Summit Properties, Inc.	1,500	33,030
Sun Communities, Inc.	1,300	50,024
Tanger Factory Outlet Centers, Inc.	2,900	97,875
Taubman Centers, Inc.	5,500	108,790
Tejon Ranch Co. (a)	2,241	71,264
The Macerich Co.	6,700	249,240
The Mills Corp.	4,649	173,780
The Rouse Co.	10,700	426,609
The St. Joe Co.	10,350	352,004
Thornburg Mortgage, Inc. (SBI)	7,300	180,748
Town & Country Trust	5,100	117,300
Trammell Crow Co. (a)	6,244	73,367
Transcontinental Realty Investors, Inc. (a)	600	8,520
Trizec Properties, Inc.	21,477	256,650
U.S. Restaurant Properties, Inc.	5,492	85,565
United Dominion Realty Trust, Inc. (SBI)	10,420	190,894
United Mobile Homes, Inc.	4,571	69,479
Universal Health Realty Income Trust (SBI)	200	5,386
Urstadt Biddle Properties, Inc.	365	4,599
Urstadt Biddle Properties, Inc. Class A	7,415	98,990
Ventas, Inc.	11,300	191,083
Vornado Operating Co. (a)	60	15
Vornado Realty Trust	13,782	649,821
W.P. Carey & Co. LLC	4,102	126,137
Washington Real Estate Investment Trust (SBI)	2,700	75,465
Weingarten Realty Investors (SBI)	5,391	241,301
Winston Hotels, Inc.	7,079	65,693
		26,953,104
Thrifts & Mortgage Finance - 2.1%
Aames Financial Corp. (a)	700	1,400
Abington Bancorp, Inc.	2,058	64,415
Accredited Home Lenders Holding Co.	2,591	41,689
American Home Mortgage Holdings, Inc.	1,594	25,584
Anchor Bancorp Wisconsin, Inc.	2,375	57,000
Astoria Financial Corp.	12,150	390,501
Bank Mutual Corp.	1,543	57,029
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	133,380
BankUnited Financial Corp. Class A (a)	5,100	110,874
BCSB Bankcorp, Inc.	3,011	48,929
Berkshire Hills Bancorp, Inc.	1,240	40,176
Brookline Bancorp, Inc., Delaware	9,621	147,105
Camco Financial Corp.	404	6,836
Capital Crossing Bank (a)	1,000	35,520
Capitol Federal Financial	8,950	253,643
CFS Bancorp, Inc.	800	11,072
Charter Financial Corp.	2,000	59,680
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Charter Municipal Mortgage Acceptance Co.	5,579	$ 101,259
Citizens First Financial Corp.	600	14,640
Citizens South Banking Corp.	3,732	55,234
Coastal Financial Corp.	4,994	76,908
Commercial Capital Bancorp, Inc.	1,927	40,563
Commercial Federal Corp.	6,450	159,960
Connecticut Bancshares, Inc.	1,650	84,233
Corus Bankshares, Inc.	2,800	145,040
Countrywide Financial Corp.	17,075	1,158,539
Dime Community Bancorp, Inc.	5,150	122,570
Doral Financial Corp.	8,900	365,345
Downey Financial Corp.	3,038	128,416
E-Loan, Inc. (a)	6,026	20,850
ESB Financial Corp.	4,025	60,013
Fannie Mae	129,428	8,385,640
Farmer Mac Class A (multi-vtg.) (a)	700	14,644
Fidelity Bankshares, Inc.	4,655	110,556
First Bell Bancorp, Inc.	1,456	38,220
First Busey Corp.	100	2,673
First Defiance Financial Corp.	3,067	72,995
First Federal Financial Corp., Kentucky	1,846	59,035
First Financial Holdings, Inc.	3,500	97,055
First Niagara Financial Group, Inc.	11,123	167,179
First SecurityFed Financial, Inc.	800	20,888
First Sentinel Bancorp, Inc.	800	13,360
FirstFed Financial Corp., Delaware (a)	1,187	47,124
Flagstar Bancorp, Inc.	7,834	152,998
Flushing Financial Corp.	200	4,434
Freddie Mac	90,678	4,819,536
Fremont General Corp.	11,400	146,832
FSF Financial Corp.	1,729	52,129
GA Financial, Inc.	2,449	66,368
Golden West Financial Corp., Delaware	20,546	1,772,503
Greater Delaware Valley Savings Bank	1,542	36,115
Greenpoint Financial Corp.	16,980	575,282
GS Financial Corp.	600	11,268
Guaranty Federal Bancshares, Inc.	900	15,328
Harbor Florida Bancshares, Inc.	2,323	59,655
Heritage Financial Corp., Washington	1,300	28,288
Hingham Institution for Savings	1,466	58,464
Home City Financial Corp.	800	10,832
Home Federal Bancorp	2,206	57,469
Horizon Financial Corp.	4,727	81,304
Hudson City Bancorp, Inc.	24,522	709,667
Independence Community Bank Corp.	7,900	261,095
IndyMac Bancorp, Inc.	8,600	198,316
ITLA Capital Corp. (a)	900	40,500
Klamath First Bancorp, Inc.	1,045	23,053
Liberte Investments, Inc. (a)	2,454	13,497
MAF Bancorp., Inc.	4,100	156,620

	Shares	Value (Note 1)
MASSBANK Corp.	742	$ 27,365
MGIC Investment Corp.	12,701	715,955
Mystic Financial, Inc.	630	15,309
NASB Financial, Inc.	1,172	40,610
NetBank, Inc.	7,793	94,217
New Century Financial Corp.	5,281	128,698
New York Community Bancorp, Inc.	17,148	527,472
NewMil Bancorp, Inc.	2,298	56,094
Northwest Bancorp, Inc.	6,200	102,486
Ocwen Financial Corp. (a)	13,732	68,248
Oregon Trail Financial Corp.	800	19,432
Pacific Premier Bancorp, Inc. (a)	40	294
Pamrapo Bancorp, Inc.	2,741	55,642
Parkvale Financial Corp.	500	12,625
Partners Trust Financial Group, Inc.	1,747	39,727
People's Bank, Connecticut	10,600	316,940
Peoples Bancorp, Auburn	300	6,750
PFF Bancorp, Inc.	1,156	46,367
PFS Bancorp, Inc.	100	1,730
PHSB Financial Corp.	2,027	37,540
Progress Financial Corp.	2,955	79,342
Provident Financial Holdings, Inc.	900	27,270
PVF Capital Corp.	3,375	48,938
R&G Financial Corp. Class B	3,400	101,320
Radian Group, Inc.	11,882	565,464
Riverview Bancorp, Inc.	2,352	42,101
Roslyn Bancorp, Inc.	13,440	308,986
Saxon Capital, Inc. (a)	3,900	64,116
Seacoast Financial Services Corp.	6,122	126,419
Sovereign Bancorp, Inc.	38,241	752,583
Staten Island Bancorp, Inc.	6,693	139,081
Sterling Financial Corp. (a)	1,494	43,162
TF Financial Corp.	1,583	46,968
The PMI Group, Inc.	11,156	394,699
Thistle Group Holdings Co.	2,478	45,719
Timberland Bancorp, Inc.	2,452	58,014
Union Community Bancorp	658	10,864
United Community Financial Corp., Ohio	7,100	67,450
W Holding Co., Inc.	9,137	161,177
Washington Federal, Inc.	12,213	309,722
Washington Mutual, Inc.	123,805	4,825,919
Waypoint Financial Corp.	8,820	164,140
Webster Financial Corp., Waterbury Connecticut	7,968	310,354
Willow Grove Bancorp, Inc.	4,146	68,616
WSFS Financial Corp.	2,374	103,744
		33,578,994
TOTAL FINANCIALS		336,539,076
HEALTH CARE - 13.3%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)	1,900	1,995
Abgenix, Inc. (a)	10,296	133,848
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Aclara BioSciences, Inc. (a)	8,971	$ 31,309
Affymetrix, Inc. (a)	8,484	195,302
Albany Molecular Research, Inc. (a)	4,800	73,632
Alexion Pharmaceuticals, Inc. (a)	2,900	40,861
Alkermes, Inc. (a)	8,800	101,288
Alliance Pharmaceutical Corp. (a)	300	48
Amgen, Inc. (a)	165,773	10,924,441
Amylin Pharmaceuticals, Inc. (a)	12,406	354,191
Aphton Corp. (a)	3,000	20,880
Applera Corp. - Celera Genomics Group (a)	8,160	83,069
Applied Molecular Evolution, Inc. (a)	4,100	24,600
Arena Pharmaceuticals, Inc. (a)	5,200	36,088
ARIAD Pharmaceuticals, Inc. (a)	6,185	23,466
ArQule, Inc. (a)	3,400	13,940
AutoImmune, Inc. (a)	9,342	14,293
Avant Immunotherapeutics, Inc. (a)	2,169	5,097
AVI BioPharma, Inc. (a)	2,700	14,958
Avigen, Inc. (a)	1,600	6,448
BioCryst Pharmaceuticals, Inc. (a)	1,700	8,228
Biogen, Inc. (a)	19,394	765,287
BioMarin Pharmaceutical, Inc. (a)	7,248	68,494
Biopure Corp. Class A (a)	5,446	44,875
BioReliance Corp. (a)	1,800	47,070
BioSource International, Inc. (a)	2,633	18,694
BioSphere Medical, Inc. (a)	800	2,680
BioTime, Inc. (a)	400	724
Caliper Technologies Corp. (a)	4,716	24,759
Celgene Corp. (a)	10,396	400,142
Cell Genesys, Inc. (a)	5,600	67,368
Cell Therapeutics, Inc. (a)	4,949	54,093
Cephalon, Inc. (a)	7,287	323,178
Cepheid, Inc. (a)	4,999	22,645
Charles River Laboratories International, Inc. (a)	6,032	215,644
Chiron Corp. (a)	24,317	1,235,790
Ciphergen Biosystems, Inc. (a)	2,209	23,725
Connetics Corp. (a)	5,182	97,111
Corixa Corp. (a)	6,501	51,683
Cryo-Cell International, Inc. (a)	8,023	5,215
Cubist Pharmaceuticals, Inc. (a)	4,605	60,786
CuraGen Corp. (a)	4,779	21,936
CV Therapeutics, Inc. (a)	3,094	79,361
Cytogen Corp. (a)	370	3,387
Dendreon Corp. (a)	4,967	31,590
Digene Corp. (a)	2,716	103,235
Diversa Corp. (a)	6,100	55,571
DOV Pharmaceutical, Inc. (a)	2,861	42,085
Embrex, Inc. (a)	2,200	21,626
Enchira Biotechnology Corp. (a)	1,700	2
Encysive Pharmaceuticals, Inc. (a)	2,740	11,782

	Shares	Value (Note 1)
EntreMed, Inc. (a)	3,700	$ 12,654
Enzo Biochem, Inc. (a)	4,863	86,561
Enzon Pharmaceuticals, Inc. (a)	4,594	52,234
Epimmune, Inc. (a)	3,100	3,543
Exact Sciences Corp. (a)	3,245	54,646
eXegenics, Inc. (a)	3,400	2,278
Exelixis, Inc. (a)	12,268	88,943
Gen-Probe, Inc. (a)	3,439	217,482
Gene Logic, Inc. (a)	4,200	21,546
Genelabs Technologies, Inc. (a)	9,800	13,916
Genencor International, Inc. (a)	6,699	110,467
Genentech, Inc. (a)	28,971	2,300,297
Genome Therapeutics Corp. (a)	5,546	15,252
Genta, Inc. (a)	8,800	141,152
GenVec, Inc. (a)	17,041	40,046
Genzyme Corp. - General Division (a)	28,154	1,327,461
Geron Corp. (a)	3,759	29,959
Gilead Sciences, Inc. (a)	26,161	1,744,939
GTC Biotherapeutics, Inc. (a)	4,100	12,177
Harvard Bioscience, Inc. (a)	786	4,206
Hemispherx Biopharma, Inc. (a)	800	1,536
Human Genome Sciences, Inc. (a)	17,875	254,540
ICOS Corp. (a)	8,310	323,591
IDEC Pharmaceuticals Corp. (a)	20,142	699,935
IDEXX Laboratories, Inc. (a)	5,000	208,050
Ilex Oncology, Inc. (a)	4,738	79,788
ImClone Systems, Inc. (a)	9,919	416,896
Immtech International, Inc. (a)	1,200	21,840
Immune Response Corp. (a)	1,525	2,410
ImmunoGen, Inc. (a)	2,572	11,934
Immunomedics, Inc. (a)	5,227	46,102
Incyte Corp. (a)	7,200	28,512
Indevus Pharmaceuticals, Inc. (a)	8,080	48,238
InterMune, Inc. (a)	3,546	67,516
Introgen Therapeutics, Inc. (a)	5,766	40,016
Invitrogen Corp. (a)	6,363	366,954
Isis Pharmaceuticals, Inc. (a)	7,200	47,664
Kendle International, Inc. (a)	2,900	16,675
Kosan Biosciences, Inc. (a)	1,712	15,083
La Jolla Pharmaceutical Co. (a)	10,419	41,051
Large Scale Biology Corp. (a)	500	550
Lexicon Genetics, Inc. (a)	5,448	28,548
LifeCell Corp. (a)	5,000	29,905
Ligand Pharmaceuticals, Inc. Class B (a)	9,200	127,788
Luminex Corp. (a)	2,179	14,817
Lynx Therapeutics, Inc. (a)	100	394
Martek Biosciences (a)	3,300	170,247
Maxim Pharmaceuticals, Inc. (a)	1,500	10,350
Maxygen, Inc. (a)	5,600	69,384
Medarex, Inc. (a)	11,200	67,312
MedImmune, Inc. (a)	32,852	1,145,549
Millennium Pharmaceuticals, Inc. (a)	39,205	544,950
Myriad Genetics, Inc. (a)	2,765	34,618
Nabi Biopharmaceuticals (a)	2,408	15,435
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Nanogen, Inc. (a)	1,100	$ 3,762
NaPro BioTherapeutics, Inc. (a)	6,300	9,702
Neogen Corp. (a)	1,300	22,880
Neopharm, Inc. (a)	3,269	45,929
NeoRX Corp. (a)	4,739	13,317
Neose Technologies, Inc. (a)	1,356	13,249
Neurocrine Biosciences, Inc. (a)	4,264	228,167
Neurogen Corp. (a)	500	2,600
Novavax, Inc. (a)	5,764	35,967
NPS Pharmaceuticals, Inc. (a)	5,449	149,630
Nuvelo, Inc. (a)	4,294	8,545
ONYX Pharmaceuticals, Inc. (a)	3,800	67,830
OraSure Technologies, Inc. (a)	3,529	31,761
Orchid BioSciences, Inc. (a)	2,300	3,059
OSI Pharmaceuticals, Inc. (a)	5,412	206,197
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	3,100	0
Paradigm Genetics, Inc. (a)	4,800	7,200
Peregrine Pharmaceuticals, Inc. (a)	8,337	13,756
Pharmacopeia, Inc. (a)	4,164	51,009
Pharmacyclics, Inc. (a)	4,032	18,950
PRAECIS Pharmaceuticals, Inc. (a)	8,753	55,844
Progenics Pharmaceuticals, Inc. (a)	2,119	36,447
Protein Design Labs, Inc. (a)	13,607	167,366
Regeneron Pharmaceuticals, Inc. (a)	5,200	79,092
Repligen Corp. (a)	5,105	38,134
Sangamo Biosciences, Inc. (a)	1,300	3,705
Sangstat Medical Corp. (a)	4,300	96,019
Savient Pharmaceuticals, Inc. (a)	6,200	27,280
SciClone Pharmaceuticals, Inc. (a)	5,660	45,054
Seattle Genetics, Inc. (a)	6,835	39,711
Sequenom, Inc. (a)	7,440	22,692
Serologicals Corp. (a)	4,309	59,895
Sirna Therapeutics, Inc. (a)	9,150	46,208
Sonus Pharmaceuticals, Inc. (a)	200	816
Spectrum Pharmaceuticals, Inc. (a)	192	1,037
StemCells, Inc. (a)	6,132	8,707
Strategic Diagnostics, Inc. (a)	3,100	12,400
Tanox, Inc. (a)	5,060	112,281
Targeted Genetics Corp. (a)	2,723	5,255
Techne Corp. (a)	5,000	167,700
Telik, Inc. (a)	5,100	97,818
Third Wave Technologies, Inc. (a)	7,202	29,960
Titan Pharmaceuticals, Inc. (a)	1,300	3,159
Transgenomic, Inc. (a)	1,800	2,142
Transkaryotic Therapies, Inc. (a)	5,302	66,535
Trimeris, Inc. (a)	2,400	102,360
Tularik, Inc. (a)	7,400	74,962
United Therapeutics Corp. (a)	3,755	86,065
VaxGen, Inc. (a)	2,900	11,890
Vertex Pharmaceuticals, Inc. (a)	11,919	150,179

	Shares	Value (Note 1)
Vical, Inc. (a)	1,900	$ 10,070
Vicuron Pharmaceuticals, Inc. (a)	7,592	113,424
Vion Pharmaceuticals, Inc. (a)	4,500	6,030
Viragen, Inc. (a)	14,100	3,384
ViroLogic, Inc. (a)	1,600	2,160
ViroPharma, Inc. (a)	4,741	10,430
XOMA Ltd. (a)	11,000	103,070
Zymogenetics, Inc. (a)	4,098	58,192
		30,177,440
Health Care Equipment & Supplies - 2.1%
1-800 CONTACTS, Inc. (a)	2,129	44,113
Abaxis, Inc. (a)	4,040	37,043
Abiomed, Inc. (a)	4,599	24,329
Advanced Medical Optics, Inc. (a)	5,533	91,792
Advanced Neuromodulation Systems, Inc. (a)	3,216	122,208
AeroGen, Inc. (a)	9,600	4,800
Aksys Ltd. (a)	2,300	22,954
ALARIS Medical, Inc. (a)	9,361	160,541
Align Technology, Inc. (a)	6,619	73,272
American Medical Systems Holdings, Inc. (a)	4,600	95,496
Analogic Corp.	2,200	112,442
Apogent Technologies, Inc. (a)	12,465	272,236
Applera Corp. - Applied Biosystems Group	27,796	604,841
Arrow International, Inc.	5,000	129,300
Arthrocare Corp. (a)	3,607	60,742
Aspect Medical Systems, Inc. (a)	4,015	41,154
Atrion Corp. (a)	200	7,108
Bausch & Lomb, Inc.	6,277	264,638
Baxter International, Inc.	78,341	2,201,382
Beckman Coulter, Inc.	7,904	350,542
Becton, Dickinson & Co.	33,088	1,209,036
Bio-Rad Laboratories, Inc. Class A (a)	2,926	149,665
BioLase Technology, Inc. (a)	3,357	39,176
Biomet, Inc.	33,807	1,005,082
Biosite, Inc. (a)	2,196	101,894
Boston Biomedica, Inc. (a)	3,700	10,286
Boston Scientific Corp. (a)	53,811	3,234,041
Bruker BioSciences Corp. (a)	12,425	57,155
C.R. Bard, Inc.	6,707	449,369
Candela Corp. (a)	2,246	31,466
Cardiac Science, Inc. (a)	11,725	39,513
Cardiodynamics International Corp. (a)	8,210	35,549
Cardiogenesis Corp. (a)	300	348
Cerus Corp. (a)	3,000	22,950
Cholestech Corp. (a)	2,955	26,920
Chromavision Medical Systems, Inc. (a)	3,500	4,375
Closure Medical Corp. (a)	1,400	34,608
Conceptus, Inc. (a)	3,357	54,417
CONMED Corp. (a)	4,900	104,223
Cooper Companies, Inc.	4,600	170,614
CTI Molecular Imaging, Inc. (a)	6,000	90,240
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Curon Medical, Inc. (a)	9,985	$ 11,483
Cyberonics, Inc. (a)	3,730	102,687
Cygnus, Inc. (a)	12,300	6,027
Cytyc Corp. (a)	15,000	196,200
Dade Behring Holdings, Inc. (a)	4,287	119,607
Datascope Corp.	2,900	86,130
DENTSPLY International, Inc.	10,248	448,350
Diagnostic Products Corp.	3,121	118,286
DiaSys Corp. (a)	2,600	2,028
DJ Orthopedics, Inc. (a)	1,602	18,904
Dyax Corp. (a)	9,586	36,043
Edwards Lifesciences Corp. (a)	8,253	234,715
Epix Medical, Inc. (a)	3,458	65,806
Exactech, Inc. (a)	2,290	36,297
Fisher Scientific International, Inc. (a)	6,600	258,852
Fonar Corp. (a)	20,925	38,460
Guidant Corp.	40,284	2,022,257
Haemonetics Corp. (a)	2,517	53,386
HealthTronics Surgical Services, Inc. (a)	2,652	18,458
Hillenbrand Industries, Inc.	8,091	438,128
Hologic, Inc. (a)	3,770	62,205
I-Stat Corp. (a)	1,609	17,699
ICU Medical, Inc. (a)	2,550	74,970
IGEN International, Inc. (a)	3,100	180,916
Illumina, Inc. (a)	2,200	7,920
Immucor, Inc. (a)	2,134	53,350
Implant Sciences Corp. (a)	200	1,392
INAMED Corp. (a)	3,200	236,288
Integra Lifesciences Holdings Corp. (a)	4,000	108,040
Interpore International, Inc. (a)	4,370	66,468
Intuitive Surgical, Inc. (a)	2,607	39,287
Invacare Corp.	3,352	127,275
Inverness Medical Innovations, Inc. (a)	1,399	32,177
IVAX Diagnostics, Inc. (a)	3,600	17,964
Kensey Nash Corp. (a)	1,410	39,269
Kewaunee Scientific Corp.	1,601	16,058
Kyphon, Inc. (a)	4,825	114,111
Laserscope, Inc. (a)	3,916	38,729
LaserSight, Inc. (a)	1,700	289
Matrixx Initiatives, Inc. (a)	3,106	28,016
Matthews International Corp. Class A	3,668	97,605
Med-Design Corp. (a)	2,700	11,610
Medical Action Industries, Inc. (a)	2,800	37,772
MedSource Technologies, Inc. (a)	7,988	39,381
Medtronic, Inc.	160,269	7,946,137
Mentor Corp.	7,200	166,392
Merit Medical Systems, Inc. (a)	2,402	49,745
Mesa Laboratories, Inc. (a)	2,127	18,803
Micro Therapeutics, Inc. (a)	5,700	30,501
Microtek Medical Holdings, Inc. (a)	9,444	37,493
Millipore Corp. (a)	6,356	288,562

	Shares	Value (Note 1)
Mine Safety Appliances Co.	2,100	$ 113,946
Molecular Devices Corp. (a)	2,702	52,419
Nektar Therapeutics (a)	7,300	83,731
Neoprobe Corp. (a)	100	17
New Brunswick Scientific, Inc. (a)	3,243	16,215
North American Scientific, Inc. (a)	2,705	27,834
Novoste Corp. (a)	3,406	15,293
Ocular Sciences, Inc. (a)	3,800	85,918
Orthologic Corp. (a)	7,445	38,342
Osteotech, Inc. (a)	2,870	31,599
Physiometrix, Inc. (a)	2,800	4,365
PLC Systems, Inc. (a)	400	308
PolyMedica Corp.	1,091	49,117
Possis Medical, Inc. (a)	3,100	57,722
Precision Optics Corp., Inc. (a)	650	1,534
Quidel Corp. (a)	6,286	39,602
Regeneration Technologies, Inc. (a)	2,516	38,495
ResMed, Inc. (a)	4,649	201,302
Respironics, Inc. (a)	4,700	195,802
Retractable Technologies, Inc. (a)	5,112	38,084
Sola International, Inc. (a)	2,314	39,569
Sonic Innovations, Inc. (a)	3,300	20,493
SonoSight, Inc. (a)	1,170	21,809
St. Jude Medical, Inc. (a)	22,079	1,149,654
Staar Surgical Co. (a)	3,331	40,139
Steris Corp. (a)	8,028	188,016
Stryker Corp.	25,864	1,960,491
SurModics, Inc. (a)	2,500	83,900
Sybron Dental Specialties, Inc. (a)	4,317	103,349
Synovis Life Technologies, Inc. (a)	1,000	28,330
Theragenics Corp. (a)	1,300	5,785
Therasense, Inc. (a)	6,600	94,050
Thoratec Corp. (a)	7,700	115,577
TriPath Imaging, Inc. (a)	4,200	29,274
Urologix, Inc. (a)	3,800	16,716
Varian Medical Systems, Inc. (a)	8,610	480,869
Vasomedical, Inc. (a)	14,900	13,410
Ventana Medical Systems, Inc. (a)	2,603	105,291
Viasys Healthcare, Inc. (a)	4,892	108,113
VISX, Inc. (a)	6,071	121,541
Vital Signs, Inc.	1,338	36,808
West Pharmaceutical Services, Inc.	1,355	39,295
Wilson Greatbatch Technologies, Inc. (a)	3,200	126,624
Wright Medical Group, Inc. (a)	4,700	115,855
Young Innovations, Inc.	2,100	59,850
Zimmer Holdings, Inc. (a)	25,414	1,314,920
Zoll Medical Corp. (a)	1,593	51,980
		33,453,741
Health Care Providers & Services - 2.3%
A.D.A.M., Inc. (a)	1,800	3,348
Accredo Health, Inc. (a)	7,086	167,371
AdvancePCS Class A (a)	11,432	459,338
Advisory Board Co. (a)	2,400	102,240
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	19,914	$ 1,135,098
Alliance Imaging, Inc. (a)	4,463	16,424
American Healthways, Inc. (a)	2,534	88,893
AMERIGROUP Corp. (a)	3,100	126,232
AmerisourceBergen Corp.	14,243	829,085
AMN Healthcare Services, Inc. (a)	6,297	103,901
AmSurg Corp. (a)	3,746	113,129
Andrx Corp. (a)	10,580	190,440
Anthem, Inc. (a)	17,989	1,316,795
Apria Healthcare Group, Inc. (a)	7,528	194,975
Beverly Enterprises, Inc. (a)	17,069	110,949
BriteSmile, Inc. (a)	186	6,417
Cardinal Health, Inc.	58,602	3,336,212
Caremark Rx, Inc. (a)	33,974	853,767
Centene Corp. (a)	3,130	87,640
Cerner Corp. (a)	5,257	185,625
CIGNA Corp.	18,304	872,735
Claimsnet.com, Inc. (a)	3,100	651
Cobalt Corp. (a)	6,200	122,698
Community Health Systems, Inc. (a)	13,294	305,629
Computer Programs & Systems, Inc.	2,132	44,772
Corvel Corp. (a)	1,652	62,545
Covance, Inc. (a)	7,400	154,290
Coventry Health Care, Inc. (a)	7,741	363,363
Cross Country Healthcare, Inc. (a)	5,888	91,853
Cryolife, Inc. (a)	3,671	20,558
Curative Health Services, Inc. (a)	2,132	36,564
D & K Healthcare Resources, Inc.	2,600	40,092
DaVita, Inc. (a)	7,467	226,997
Dendrite International, Inc. (a)	6,077	88,420
Dynacq International, Inc.	3,100	74,927
Eclipsys Corp. (a)	6,205	93,385
eResearchTechnology, Inc. (a)	3,158	100,614
Express Scripts, Inc. (a)	10,007	648,554
First Health Group Corp. (a)	11,900	312,018
Five Star Quality Care, Inc. (a)	325	601
Genesis Health Ventures, Inc. (a)	4,455	106,920
Gentiva Health Services, Inc. (a)	7,227	76,462
Hanger Orthopedic Group, Inc. (a)	2,863	39,939
HCA, Inc.	67,236	2,554,296
Health Management Associates, Inc. Class A	31,178	694,646
Health Net, Inc. (a)	14,631	465,705
HealthExtras, Inc. (a)	5,684	53,941
Henry Schein, Inc. (a)	5,811	335,992
HMS Holdings Corp. (a)	400	1,452
Hooper Holmes, Inc.	6,105	41,453
Humana, Inc. (a)	21,923	385,626
IDX Systems Corp. (a)	4,961	101,899
IMPAC Medical Systems, Inc.	1,976	38,236
IMS Health, Inc.	31,470	612,721

	Shares	Value (Note 1)
Inveresk Research Group, Inc. (a)	4,316	$ 75,616
Kindred Healthcare, Inc. (a)	3,120	102,180
LabOne, Inc. (a)	2,500	57,325
Laboratory Corp. of America Holdings (a)	18,996	574,629
LCA-Vision, Inc. (a)	1,600	24,640
Lifeline Systems, Inc. (a)	1,700	51,595
LifePoint Hospitals, Inc. (a)	5,843	168,337
Lincare Holdings, Inc. (a)	13,498	467,436
Manor Care, Inc.	12,136	334,954
Matria Healthcare, Inc. (a)	2,400	37,128
McKesson Corp.	37,766	1,236,459
Medcath Corp. (a)	3,100	29,261
Medco Health Solutions, Inc. (a)	35,272	941,762
Medical Staffing Network Holdings, Inc. (a)	4,000	34,000
Medicore, Inc. (a)	3,700	5,883
Mid Atlantic Medical Services, Inc. (a)	6,400	313,984
MIM Corp. (a)	4,090	28,630
National Healthcare Corp. (a)	2,005	37,313
NDCHealth Corp.	3,959	83,852
Odyssey Healthcare, Inc. (a)	5,400	165,402
Omnicare, Inc.	12,724	431,344
Omnicell, Inc. (a)	1,700	21,845
Option Care, Inc. (a)	4,193	48,848
Orthodontic Centers of America, Inc. (a)	5,121	35,745
Owens & Minor, Inc.	4,600	107,180
Oxford Health Plans, Inc. (a)	10,843	393,059
PacifiCare Health Systems, Inc. (a)	5,001	249,050
PAREXEL International Corp. (a)	4,700	79,242
Patterson Dental Co. (a)	8,813	479,339
PDI, Inc. (a)	1,330	34,314
Pediatrix Medical Group, Inc. (a)	2,701	120,789
Per-Se Technologies, Inc. (a)	2,997	48,162
Pharmaceutical Product Development, Inc. (a)	8,100	206,631
Planvista Corp. (a)	770	2,233
Prime Medical Services, Inc. (a)	4,147	18,906
Priority Healthcare Corp. Class B (a)	4,854	102,516
Province Healthcare Co. (a)	5,400	77,598
PSS World Medical, Inc. (a)	12,500	116,000
Quest Diagnostics, Inc. (a)	13,645	818,700
Quintiles Transnational Corp. (a)	15,607	222,244
RehabCare Group, Inc. (a)	2,600	41,080
Renal Care Group, Inc. (a)	6,650	241,462
ResCare, Inc. (a)	2,400	15,768
Rural/Metro Corp. (a)	6,200	7,998
Select Medical Corp. (a)	6,705	193,104
Service Corp. International (SCI) (a)	43,812	175,248
SFBC International, Inc. (a)	1,417	41,263
Sierra Health Services, Inc. (a)	2,736	53,379
Specialty Laboratories, Inc. (a)	4,100	43,255
SRI/Surgical Express, Inc. (a)	900	6,750
Stewart Enterprises, Inc. Class A (a)	14,200	58,504
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sunrise Senior Living, Inc. (a)	3,761	$ 93,875
Tenet Healthcare Corp. (a)	61,375	985,069
Triad Hospitals, Inc. (a)	9,781	316,904
Tripos, Inc. (a)	2,100	15,582
Trover Solutions, Inc. (a)	400	2,804
U.S. Oncology, Inc. (a)	12,482	99,232
U.S. Physical Therapy, Inc. (a)	2,575	38,754
United Surgical Partners International, Inc. (a)	3,200	83,072
UnitedHealth Group, Inc.	77,837	3,847,483
Universal Health Services, Inc. Class B (a)	7,702	383,406
VCA Antech, Inc. (a)	5,600	129,024
Ventiv Health, Inc. (a)	4,733	32,563
VistaCare, Inc. Class A	2,867	90,319
VitalWorks, Inc. (a)	8,154	40,852
WebMD Corp. (a)	40,288	414,966
WellChoice, Inc.	2,933	85,116
WellPoint Health Networks, Inc. (a)	18,981	1,480,518
		35,999,914
Pharmaceuticals - 7.0%
aaiPharma, Inc. (a)	4,169	74,917
Abbott Laboratories	205,310	8,273,993
Able Laboratories, Inc. (a)	2,146	51,053
Adolor Corp. (a)	4,908	69,890
Alcide Corp. (a)	300	4,335
Allergan, Inc.	16,879	1,341,205
Alpharma, Inc. Class A	5,718	119,906
American Pharmaceutical Partners, Inc. (a)	867	41,304
Antigenics, Inc. (a)	5,388	76,186
Atherogenics, Inc. (a)	5,741	78,135
Atrix Laboratories, Inc. (a)	3,448	104,130
AVANIR Pharmaceuticals Class A (a)	4,197	6,757
Barr Laboratories, Inc. (a)	8,450	571,812
Bentley Pharmaceuticals, Inc. (a)	2,459	38,975
Bone Care International, Inc. (a)	679	8,488
Boston Life Sciences, Inc. (a)	5,400	8,424
Bradley Pharmaceuticals, Inc. (a)	1,679	43,654
Bristol-Myers Squibb Co.	254,767	6,463,439
CIMA Labs, Inc. (a)	2,500	67,475
Collagenex Pharmaceuticals, Inc. (a)	2,200	25,696
Columbia Laboratories, Inc. (a)	6,021	82,427
Cypress Bioscience, Inc. (a)	2,737	16,121
DepoMed, Inc. (a)	6,847	42,383
Discovery Laboratories, Inc. (a)	3,800	28,196
Discovery Partners International, Inc. (a)	214	1,024
Durect Corp. (a)	8,100	20,250
Eli Lilly & Co.	147,795	9,832,801
Emisphere Technologies, Inc. (a)	3,300	14,626
Endo Pharmaceuticals Holdings, Inc. (a)	18,131	307,320
Eon Labs, Inc. (a)	5,155	174,084

	Shares	Value (Note 1)
Esperion Therapeutics, Inc. (a)	4,992	$ 90,305
First Horizon Pharmaceutical Corp. (a)	5,254	31,787
Forest Laboratories, Inc. (a)	47,466	2,230,902
Genaera Corp. (a)	7,533	33,522
Guilford Pharmaceuticals, Inc. (a)	5,365	27,522
Hi-Tech Pharmacal Co., Inc. (a)	1,125	28,350
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	27,638
ICN Pharmaceuticals, Inc.	11,914	208,495
Impax Laboratories, Inc. (a)	7,300	94,462
InKine Pharmaceutical, Inc. (a)	5,100	18,462
Inspire Pharmaceuticals, Inc. (a)	3,461	50,704
IntraBiotics Pharmaceuticals, Inc. (a)	83	314
IVAX Corp. (a)	25,391	502,742
Johnson & Johnson	390,812	19,376,459
King Pharmaceuticals, Inc. (a)	32,739	459,983
Kos Pharmaceuticals, Inc. (a)	3,300	124,410
KV Pharmaceutical Co. Class A (a)	5,079	165,829
MacroChem Corp. (a)	11,973	12,452
Medicines Co. (a)	6,200	177,630
Medicis Pharmaceutical Corp. Class A	3,555	217,139
Merck & Co., Inc.	295,109	14,849,885
MGI Pharma, Inc. (a)	3,629	140,043
Mylan Laboratories, Inc.	23,714	863,190
Noven Pharmaceuticals, Inc. (a)	3,292	36,739
Pain Therapeutics, Inc. (a)	2,439	19,024
Palatin Technologies, Inc. (a)	11,411	39,939
Penwest Pharmaceuticals Co. (a)	2,797	61,198
Perrigo Co.	10,900	153,145
Pfizer, Inc.	1,038,996	31,086,760
Pharmaceutical Resources, Inc. (a)	4,000	223,760
Pharmos Corp. (a)	12,500	22,375
Pozen, Inc. (a)	2,637	42,350
Pure World, Inc. (a)	330	488
Salix Pharmaceuticals Ltd. (a)	2,123	29,276
Schering-Plough Corp.	192,533	2,924,576
Sepracor, Inc. (a)	10,900	293,428
SICOR, Inc. (a)	15,698	311,605
SuperGen, Inc. (a)	5,699	33,396
Twinlab Corp. (a)	1,200	72
Vivus, Inc. (a)	7,556	30,073
Watson Pharmaceuticals, Inc. (a)	13,936	572,770
Wyeth	174,666	7,484,438
Zila, Inc. (a)	4,200	11,886
Zonagen, Inc. (a)	600	1,044
		111,099,573
TOTAL HEALTH CARE		210,730,668
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.6%
AAR Corp.	5,766	46,186
AeroCentury Corp. (a)	800	2,880
Aeroflex, Inc. (a)	6,300	57,330
Alliant Techsystems, Inc. (a)	5,021	255,770
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Applied Signal Technology, Inc.	1,900	$ 35,378
Armor Holdings, Inc. (a)	2,679	40,614
Astronics Corp. (a)	2,300	10,244
Aviall, Inc. (a)	2,800	35,560
BE Aerospace, Inc. (a)	7,600	33,744
Boeing Co.	110,553	4,133,577
Cubic Corp.	2,449	64,580
Curtiss-Wright Corp.	1,443	98,124
DRS Technologies, Inc. (a)	3,400	88,400
Ducommun, Inc. (a)	2,600	44,174
EDO Corp.	3,300	67,716
Engineered Support Systems, Inc.	2,887	169,351
Esterline Technologies Corp. (a)	2,200	43,472
Fairchild Corp. Class A (a)	7,600	34,580
GenCorp, Inc.	8,900	91,314
General Dynamics Corp.	25,730	2,215,610
Goodrich Corp.	15,299	398,233
Heico Corp. Class A	4,484	41,163
Herley Industries, Inc. (a)	3,031	59,862
Hexcel Corp. (a)	3,348	18,514
Honeywell International, Inc.	112,390	3,258,186
Integrated Defense Technologies, Inc. (a)	3,800	64,904
Invision Technologies, Inc. (a)	2,300	57,868
Irvine Sensors Corp. (a)	430	710
Kaman Corp. Class A	3,803	49,059
KVH Industries, Inc. (a)	1,539	42,461
L-3 Communications Holdings, Inc. (a)	12,128	619,620
Ladish Co., Inc. (a)	4,837	28,780
Lockheed Martin Corp.	59,196	3,032,611
Mercury Computer Systems, Inc. (a)	3,219	70,818
Moog, Inc. Class A (a)	1,020	38,454
Mooney Aerospace Group Ltd. Class A (a)	600	20
MTC Technologies, Inc. (a)	2,500	57,275
Northrop Grumman Corp.	23,909	2,282,831
Orbital Sciences Corp. (a)	7,700	67,529
Pacific Aerospace & Electronics, Inc. (a)	57	20
Precision Castparts Corp.	6,051	214,205
Raytheon Co.	53,764	1,723,674
Rockwell Collins, Inc.	22,405	606,055
Sequa Corp. Class A (a)	887	38,939
SI International, Inc.	2,269	40,502
Teledyne Technologies, Inc. (a)	3,259	49,700
Triumph Group, Inc. (a)	1,253	39,570
United Defense Industries, Inc. (a)	4,300	121,690
United Industrial Corp.	3,200	54,624
United Technologies Corp.	61,519	4,936,900
		25,583,381
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,450	1,523
C.H. Robinson Worldwide, Inc.	10,400	394,888

	Shares	Value (Note 1)
CNF, Inc.	5,963	$ 177,101
EGL, Inc. (a)	7,073	125,334
Expeditors International of Washington, Inc.	13,057	492,379
FedEx Corp.	38,950	2,613,545
Forward Air Corp. (a)	3,900	118,404
J.B. Hunt Transport Services, Inc. (a)	4,900	243,530
Pacer International, Inc. (a)	6,536	130,066
Ryder System, Inc.	8,231	247,177
United Parcel Service, Inc. Class B	147,887	9,281,388
		13,825,335
Airlines - 0.2%
AirTran Holdings, Inc. (a)	9,925	133,293
Alaska Air Group, Inc. (a)	3,800	104,842
America West Holding Corp. Class B (a)	5,789	49,207
AMR Corp. (a)	21,402	235,422
Atlantic Coast Airlines Holdings, Inc. (a)	6,900	55,131
Continental Airlines, Inc. Class B (a)	9,100	138,866
Delta Air Lines, Inc.	17,558	225,971
ExpressJet Holdings, Inc. Class A (a)	6,752	91,490
Frontier Airlines, Inc. (a)	5,731	91,696
Great Lakes Aviation Ltd. (a)	200	100
JetBlue Airways Corp. (a)	9,300	498,666
MAIR Holdings, Inc. (a)	5,296	40,514
Mesa Air Group, Inc. (a)	6,156	73,072
Midwest Express Holdings, Inc. (a)	400	2,008
Northwest Airlines Corp. (a)	11,900	106,743
SkyWest, Inc.	7,760	135,645
Southwest Airlines Co.	101,741	1,738,754
UAL Corp. (a)	10,300	7,725
		3,729,145
Building Products - 0.2%
Aaon, Inc. (a)	2,245	40,657
American Standard Companies, Inc. (a)	9,451	757,876
American Woodmark Corp.	1,400	71,316
Apogee Enterprises, Inc.	6,451	73,283
Armstrong Holdings, Inc. (a)	6,800	12,240
ElkCorp	2,100	50,610
Griffon Corp. (a)	5,280	99,528
International Smart Sourcing, Inc. (a)	500	2,125
Jacuzzi Brands, Inc. (a)	13,065	74,340
Lennox International, Inc.	8,762	141,594
Masco Corp.	63,072	1,563,555
NCI Building Systems, Inc. (a)	3,382	64,934
Owens Corning (a)	3,370	2,157
Patrick Industries, Inc.	600	3,852
PW Eagle, Inc. (a)	700	2,492
Quixote Corp.	700	16,800
Simpson Manufacturing Co. Ltd. (a)	3,654	173,930
Trex Co., Inc. (a)	1,400	50,680
U.S. Plastic Lumber Co. (a)	6,600	1,518
Universal Forest Products, Inc.	2,769	68,311
USG Corp. (a)	6,027	100,410
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Water Pik Technologies, Inc. (a)	2,441	$ 24,044
York International Corp.	5,380	173,666
		3,569,918
Commercial Services & Supplies - 1.5%
Ablest, Inc. (a)	1,000	5,600
ABM Industries, Inc.	7,481	117,078
Administaff, Inc. (a)	4,813	49,574
AG Services of America, Inc. (a)	100	659
Allied Waste Industries, Inc. (a)	26,550	293,643
Angelica Corp.	2,100	40,866
Apollo Group, Inc. Class A (a)	22,756	1,457,977
Aramark Corp. Class B (a)	10,006	250,150
Arbitron, Inc. (a)	3,840	142,003
Avery Dennison Corp.	14,264	780,954
Banta Corp.	3,073	106,725
Barrett Business Services, Inc. (a)	1,400	8,371
Bestway, Inc. (a)	200	3,010
Bowne & Co., Inc.	5,206	75,643
Bright Horizons Family Solutions, Inc. (a)	1,766	68,768
Butler International, Inc. (a)	1,300	975
Career Education Corp. (a)	11,686	527,389
Casella Waste Systems, Inc. Class A (a)	2,426	29,476
Cash Technologies, Inc. (a)	3,400	3,570
CDI Corp.	1,700	43,265
Cendant Corp. (a)	133,820	2,406,084
Central Parking Corp.	6,193	94,134
Century Business Services, Inc. (a)	8,370	33,313
Charles River Associates, Inc. (a)	1,135	38,181
Childtime Learning Centers, Inc. (a)	900	2,115
ChoicePoint, Inc. (a)	11,227	440,660
Cintas Corp.	22,231	887,684
Clean Harbors, Inc. (a)	3,500	16,450
Coinstar, Inc. (a)	2,900	44,457
Conolog Corp. (a)	140	77
Consolidated Graphics, Inc. (a)	2,700	66,771
Copart, Inc. (a)	10,515	105,571
Corinthian Colleges, Inc. (a)	5,563	320,151
Cornell Companies, Inc. (a)	1,400	22,274
Corporate Executive Board Co. (a)	5,334	235,496
Correctional Services Corp. (a)	27	76
CoStar Group, Inc. (a)	2,189	65,167
CPI Corp.	2,000	33,300
Daisytek International Corp. (a)	3,300	215
Darling International, Inc. (a)	16,316	37,037
Deluxe Corp.	6,334	270,462
DeVry, Inc. (a)	9,649	250,392
DiamondCluster International, Inc. Class A (a)	5,700	34,200
Dun & Bradstreet Corp. (a)	9,956	419,148
Duratek, Inc. (a)	4,075	38,187
Edison Schools, Inc. Class A (a)	4,300	7,310

	Shares	Value (Note 1)
Education Management Corp. (a)	4,636	$ 283,538
Electro Rent Corp. (a)	2,200	26,356
Ennis Business Forms, Inc.	3,703	54,730
Equifax, Inc.	18,247	418,586
EVCI Career Colleges, Inc. (a)	2,100	4,788
Excelligence Learning Corp. (a)	612	2,968
Exult, Inc. (a)	12,849	108,831
Falcon Products, Inc. (a)	2,600	11,934
First Consulting Group, Inc. (a)	4,925	23,148
FTI Consulting, Inc. (a)	5,906	147,650
G&K Services, Inc. Class A	3,800	125,590
General Binding Corp. (a)	3,209	39,021
Gevity HR, Inc.	4,273	66,958
GP Strategies Corp. (a)	1,600	10,880
Greg Manning Auctions, Inc. (a)	700	2,835
Gundle/SLT Environmental, Inc. (a)	2,125	38,505
H&R Block, Inc.	23,345	1,029,515
Hall Kinion & Associates, Inc. (a)	3,400	14,450
Headway Corporate Resources (a)	300	3
Healthcare Services Group	1,700	28,135
Heidrick & Struggles International, Inc. (a)	1,700	31,722
Herman Miller, Inc.	9,985	233,449
Hewitt Associates, Inc. Class A (a)	2,800	69,860
HON Industries, Inc.	6,730	247,126
Hudson Highland Group, Inc. (a)	697	14,553
ICT Group, Inc. (a)	3,827	41,982
Imagistics International, Inc. (a)	2,908	83,169
Innotrac Corp. (a)	1,400	10,177
Insurance Auto Auctions, Inc. (a)	1,200	14,904
Integrated Alarm Services Group, Inc.	3,200	28,199
Interpool, Inc.	2,650	48,098
Ionics, Inc. (a)	3,100	68,200
ITT Educational Services, Inc. (a)	5,800	251,430
John H. Harland Co.	4,600	115,874
Kelly Services, Inc. Class A (non-vtg.)	5,329	139,726
kforce, Inc. (a)	3,227	22,040
Korn/Ferry International (a)	3,300	33,825
Kroll, Inc. (a)	5,440	135,347
Labor Ready, Inc. (a)	3,800	35,226
Learning Tree International, Inc. (a)	3,200	53,440
Mace Security International, Inc. (a)	1,100	1,617
Mail-Well, Inc. (a)	2,267	7,776
Manpower, Inc.	9,835	382,680
McGrath RentCorp.	2,500	69,250
MemberWorks, Inc. (a)	2,400	86,640
Mobile Mini, Inc. (a)	2,300	44,643
Monster Worldwide, Inc. (a)	15,290	417,723
National Equipment Services, Inc. (a)	300	21
Navigant Consulting, Inc. (a)	5,950	90,440
NCO Group, Inc. (a)	3,800	80,598
New England Business Service, Inc.	300	9,030
New Horizons Worldwide, Inc. (a)	1,100	7,040
Nextera Enterprises, Inc. Class A (a)	5,000	1,800
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Nobel Learning Communities, Inc. (a)	1,000	$ 5,372
On Assignment, Inc. (a)	4,700	22,560
PICO Holdings, Inc. (a)	3,600	46,692
Pitney Bowes, Inc.	30,260	1,180,140
Portfolio Recovery Associates, Inc.	1,417	38,712
Pre-Paid Legal Services, Inc. (a)	2,919	65,444
PRG-Schultz International, Inc. (a)	9,350	58,905
ProsoftTraining (a)	3,100	1,178
Protection One, Inc. (a)	4,555	3,963
Providence Service Corp.	1,000	13,600
R.R. Donnelley & Sons Co.	14,614	367,396
RCM Technologies, Inc. (a)	1,400	6,384
RemedyTemp, Inc. Class A (a)	900	10,800
Republic Services, Inc.	21,527	529,995
Resources Connection, Inc. (a)	3,300	91,245
Right Management Consultants, Inc. (a)	4,125	58,451
Robert Half International, Inc. (a)	22,723	505,360
Rollins, Inc.	5,035	90,278
Roto-Rooter, Inc.	900	34,677
Schawk, Inc. Class A	4,100	49,200
School Specialty, Inc. (a)	3,409	95,963
ServiceMaster Co.	39,989	400,290
SITEL Corp. (a)	5,091	6,313
SOS Staffing Services, Inc. (a)	60	208
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	11,900	105,672
SOURCECORP, Inc. (a)	2,700	71,226
Spherion Corp. (a)	10,409	72,343
Spherix, Inc. (a)	2,713	22,816
Standard Register Co.	6,200	110,670
Steelcase, Inc. Class A	6,872	81,364
Stericycle, Inc. (a)	5,200	249,548
Strayer Education, Inc.	1,700	162,350
Sylvan Learning Systems, Inc. (a)	5,300	152,693
TeamStaff, Inc. (a)	1,300	3,016
TechSys, Inc. (a)	800	16
Teletech Holdings, Inc. (a)	8,551	44,722
Tetra Tech, Inc. (a)	7,506	143,590
The Brink's Co.	8,071	131,961
TRC Companies, Inc. (a)	3,000	58,290
Trio-Tech International (a)	3,600	12,420
TRM Corp. (a)	1,400	5,950
United Rentals, Inc. (a)	11,107	187,486
United Stationers, Inc. (a)	4,900	199,136
Valassis Communications, Inc. (a)	7,554	221,937
Venture Catalyst, Inc. (a)	3,800	760
Venturi Partners, Inc. (a)	36	360
Viad Corp.	12,133	289,736
Volt Information Sciences, Inc. (a)	1,400	24,500
Wackenhut Corrections Corp. (a)	2,100	37,905
Waste Connections, Inc. (a)	4,500	158,535

	Shares	Value (Note 1)
Waste Management, Inc.	78,180	$ 2,080,370
Watson Wyatt & Co. Holdings Class A (a)	3,915	90,476
West Corp. (a)	8,210	203,608
Willis Lease Finance Corp. (a)	1,200	6,528
Workflow Management, Inc. (a)	2,300	11,891
		23,815,635
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	2,374	27,705
Butler Manufacturing Co.	200	2,944
Comfort Systems USA, Inc. (a)	9,831	36,571
DualStar Technologies Corp. (a)	5,400	1,350
Dycom Industries, Inc. (a)	5,616	127,202
EMCOR Group, Inc. (a)	2,800	123,396
Fluor Corp.	10,780	397,135
Foster Wheeler Ltd. (a)	8,404	9,749
Granite Construction, Inc.	6,211	120,866
Insituform Technologies, Inc. Class A (a)	4,200	74,298
Integrated Electrical Services, Inc. (a)	6,433	40,206
Jacobs Engineering Group, Inc. (a)	7,028	329,121
Keith Companies, Inc. (a)	2,200	24,948
Lexent, Inc. (a)	2,800	4,060
MasTec, Inc. (a)	7,936	76,027
McDermott International, Inc. (a)	9,655	48,854
Quanta Services, Inc. (a)	15,963	151,808
Shaw Group, Inc. (a)	3,882	34,395
URS Corp. (a)	4,400	100,452
		1,731,087
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	150,098
Active Power, Inc. (a)	8,800	19,624
Acuity Brands, Inc.	6,600	118,206
American Power Conversion Corp.	26,588	476,457
American Superconductor Corp. (a)	3,000	36,570
AMETEK, Inc.	3,725	156,301
AMX Corp. (a)	3,400	19,958
Ault, Inc. (a)	2,800	6,132
AZZ, Inc. (a)	1,200	16,260
Baldor Electric Co.	3,361	74,681
Beacon Power Corp. (a)	362	243
Belden, Inc.	2,700	49,518
BMC Industries, Inc. (a)	5,000	500
Brady Corp. Class A	2,572	91,615
C&D Technologies, Inc.	4,438	88,494
Capstone Turbine Corp. (a)	13,000	29,120
Channell Commercial Corp. (a)	800	4,600
Chase Corp.	500	6,175
Cooper Industries Ltd. Class A	12,023	611,850
Electric Fuel Corp. (a)	6,700	6,432
Emerson Electric Co.	55,367	3,087,264
Encore Wire Corp. (a)	4,600	62,560
Energy Conversion Devices, Inc. (a)	3,000	36,000
Espey Manufacturing & Electronics Corp.	623	12,647
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. (a)	1,700	$ 3,332
Fiberstars, Inc. (a)	3,300	13,134
Franklin Electric Co., Inc.	1,400	86,170
FuelCell Energy, Inc. (a)	4,284	43,697
General Cable Corp.	3,800	34,314
Genlyte Group, Inc. (a)	2,300	92,483
Global Power Equipment Group, Inc. (a)	4,500	24,615
Hubbell, Inc. Class B	7,699	307,652
II-VI, Inc. (a)	934	23,098
Intermagnetics General Corp. (a)	3,050	74,176
Lamson & Sessions Co. (a)	2,300	11,523
LSI Industries, Inc.	2,100	27,195
M-Wave, Inc. (a)	1,400	980
MagneTek, Inc. (a)	3,000	15,180
Medis Technologies Ltd. (a)	3,701	42,302
Merrimac Industries, Inc. (a)	500	2,425
Microvision, Inc. (a)	3,976	31,013
Millennium Cell, Inc. (a)	300	585
Misonix, Inc. (a)	3,000	12,900
Nortech Systems, Inc. (a)	1,634	11,077
Paxar Corp. (a)	6,365	82,172
Peco II, Inc. (a)	1,400	1,103
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	10,990
Plug Power, Inc. (a)	7,166	37,550
Powell Industries, Inc. (a)	3,100	59,334
Power-One, Inc. (a)	9,849	116,317
Proton Energy Systems, Inc.	2,200	5,390
Regal-Beloit Corp.	3,200	72,384
Rockwell Automation, Inc.	24,367	663,270
Roper Industries, Inc.	4,175	178,189
SL Industries, Inc. (a)	2,100	15,015
Tech/Ops Sevcon, Inc.	2,100	13,062
Thomas & Betts Corp. (a)	7,817	133,514
Ultralife Batteries, Inc. (a)	600	6,786
UQM Technologies, Inc. (a)	3,800	13,110
Valence Technology, Inc. (a)	10,109	33,259
Valpey Fisher Corp. (a)	2,100	5,565
Vicor Corp. (a)	4,243	51,977
Woodward Governor Co.	2,100	102,648
		7,620,791
Industrial Conglomerates - 3.0%
3M Co.	51,498	7,336,920
Alleghany Corp.	928	185,609
Allete, Inc.	10,830	290,352
Carlisle Companies, Inc.	4,147	188,647
General Electric Co.	1,316,064	38,915,936
Raven Industries, Inc.	2,352	63,175
Standex International Corp.	500	11,450
Teleflex, Inc.	5,214	247,300
Textron, Inc.	17,648	794,160

	Shares	Value (Note 1)
Tredegar Corp.	4,428	$ 72,398
United Capital Corp.	947	38,732
Walter Industries, Inc.	6,100	72,895
		48,217,574
Machinery - 1.5%
3D Systems Corp. (a)	2,100	17,787
A.S.V., Inc. (a)	762	13,906
Actuant Corp. Class A (a)	2,100	108,129
AGCO Corp. (a)	10,369	228,948
Alamo Group, Inc.	200	2,904
Albany International Corp. Class A	4,700	143,632
American Science & Engineering, Inc. (a)	1,900	20,045
Astec Industries, Inc. (a)	4,700	52,781
Axsys Technologies, Inc. (a)	800	9,473
Badger Meter, Inc.	1,564	52,003
Barnes Group, Inc.	2,775	70,069
Blount International, Inc. (a)	2,869	13,857
Briggs & Stratton Corp.	3,500	205,800
Cascade Corp.	200	4,248
Catalytica Energy Systems, Inc. (a)	7,900	27,247
Caterpillar, Inc.	45,278	3,252,319
Ceradyne, Inc. (a)	1,480	33,923
Circor International, Inc.	727	14,409
CLARCOR, Inc.	2,845	121,880
Columbus McKinnon Corp. (a)	400	1,676
Crane Co.	8,621	220,611
Cummins, Inc.	5,278	263,056
CUNO, Inc. (a)	1,917	80,782
Danaher Corp.	19,770	1,527,233
Deere & Co.	31,351	1,771,645
Dionex Corp. (a)	3,300	129,294
Donaldson Co., Inc.	5,700	312,930
Dover Corp.	25,929	985,821
DT Industries, Inc. (a)	300	690
Eaton Corp.	9,323	873,006
EnPro Industries, Inc. (a)	4,331	45,952
ESCO Technologies, Inc. (a)	2,300	108,215
Federal Signal Corp.	5,000	100,500
Flanders Corp. (a)	8,338	41,690
Flow International Corp. (a)	600	870
Flowserve Corp. (a)	8,338	175,515
Gardner Denver, Inc. (a)	2,753	64,806
Gorman-Rupp Co.	200	4,870
Graco, Inc.	5,411	213,680
Greenbrier Companies, Inc. (a)	2,743	39,252
Harsco Corp.	5,841	227,741
Hirsch International Corp. Class A	900	1,026
IDEX Corp.	4,800	186,144
Illinois Tool Works, Inc.	40,268	2,910,974
Ingersoll-Rand Co. Ltd. Class A	22,004	1,309,678
ITT Industries, Inc.	11,880	773,150
JLG Industries, Inc.	7,894	82,887
Joy Global, Inc. (a)	6,600	113,388
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Kadant, Inc. (a)	3,735	$ 70,592
Kaydon Corp.	4,679	120,297
Kennametal, Inc.	4,896	192,511
Lincoln Electric Holdings, Inc.	6,346	144,156
Lindsay Manufacturing Co.	2,086	46,101
Manitowoc Co., Inc.	3,103	79,282
Milacron, Inc.	1,900	4,256
Miller Industries, Inc. (a)	360	1,350
Minuteman International, Inc.	1,800	16,974
Mueller Industries, Inc. (a)	4,304	124,300
NACCO Industries, Inc. Class A	596	46,309
Navistar International Corp. (a)	8,970	401,228
Nordson Corp.	5,600	139,272
Oshkosh Truck Co.	5,200	203,476
PACCAR, Inc.	15,004	1,278,341
Pall Corp.	17,056	426,400
Parker Hannifin Corp.	15,365	760,875
Pentair, Inc.	6,906	295,577
Reliance Steel & Aluminum Co.	4,134	95,371
Robbins & Myers, Inc.	2,641	60,030
SPS Technologies, Inc. (a)	1,782	80,243
SPX Corp. (a)	10,077	497,300
Stewart & Stevenson Services, Inc.	5,320	95,228
Tecumseh Products Co. Class A (non-vtg.)	3,000	117,660
Tennant Co.	1,661	66,025
Terex Corp. (a)	5,655	130,631
Thomas Industries, Inc.	2,392	66,498
Timken Co.	12,488	208,550
Titan International, Inc.	600	1,500
Trinity Industries, Inc.	6,900	181,608
Valmont Industries, Inc.	2,624	55,812
Wabash National Corp. (a)	4,141	73,917
Wabtec Corp.	7,800	122,070
Watts Industries, Inc. Class A	1,831	33,617
Wolverine Tube, Inc. (a)	200	920
		23,198,719
Marine - 0.0%
Alexander & Baldwin, Inc.	5,600	163,968
Danielson Holding Corp. (a)	1,300	1,690
Kirby Corp. (a)	3,400	99,280
		264,938
Road & Rail - 0.5%
AMERCO (a)	4,600	51,842
Arkansas Best Corp.	4,400	121,176
Burlington Northern Santa Fe Corp.	49,100	1,391,985
Celadon Group, Inc. (a)	1,628	17,013
Covenant Transport, Inc. Class A (a)	2,400	40,680
CSX Corp.	27,969	902,839
Dollar Thrifty Automotive Group, Inc. (a)	3,800	90,250

	Shares	Value (Note 1)
Florida East Coast Industries, Inc. Class A	3,766	$ 116,369
Heartland Express, Inc. (a)	6,687	170,853
Kansas City Southern (a)	6,511	79,109
Knight Transportation, Inc. (a)	5,975	164,014
Landstar System, Inc. (a)	2,400	148,104
Norfolk Southern Corp.	51,359	977,875
Old Dominion Freight Lines, Inc. (a)	1,906	68,140
RailAmerica, Inc. (a)	7,500	71,250
Roadway Corp.	3,200	149,600
SCS Transportation, Inc. (a)	2,980	44,700
Swift Transportation Co., Inc. (a)	10,430	223,098
U.S. Xpress Enterprises, Inc. Class A (a)	600	7,392
Union Pacific Corp.	33,545	2,044,232
USF Corp.	3,800	121,030
Werner Enterprises, Inc.	8,266	204,584
Yellow Corp.	4,300	120,572
		7,326,707
Trading Companies & Distributors - 0.1%
Aceto Corp.	2,228	42,399
Applied Industrial Technologies, Inc.	1,000	22,650
Fastenal Co.	9,960	402,683
Hughes Supply, Inc.	2,900	102,950
Huttig Building Products, Inc. (a)	1,077	2,800
Lawson Products, Inc.	1,812	50,519
MSC Industrial Direct Co., Inc. Class A	3,792	82,590
NuCo2, Inc. (a)	700	6,300
W.W. Grainger, Inc.	12,263	611,065
Watsco, Inc.	1,773	32,801
		1,356,757
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	458	179
TOTAL INDUSTRIALS		160,240,166
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.4%
3Com Corp. (a)	49,584	282,629
ACE*COMM Corp. (a)	3,000	5,550
Adaptec, Inc. (a)	16,521	120,769
ADC Telecommunications, Inc. (a)	99,956	253,888
Adtran, Inc.	5,092	279,042
Advanced Fibre Communications, Inc. (a)	11,300	262,951
Airnet Communications Corp. (a)	2,800	3,024
Alliance Fiber Optic Products, Inc. (a)	2,400	3,336
Alpine Group, Inc. (a)	4,900	4,067
AltiGen Communications, Inc. (a)	3,200	10,368
Amplidyne, Inc. (a)	3,300	264
Anaren, Inc. (a)	1,500	17,985
Andrew Corp. (a)	18,606	230,342
Applied Innovation, Inc. (a)	1,500	6,810
Arris Group, Inc. (a)	10,500	51,555
Aspect Communications Corp. (a)	9,151	75,313
Audiovox Corp. Class A (a)	3,500	47,950
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avanex Corp. (a)	9,432	$ 44,802
Avaya, Inc. (a)	50,295	525,583
Avici Systems, Inc. (a)	2,400	14,784
Avocent Corp. (a)	5,700	166,440
Aware, Inc. (a)	6,698	18,004
Bel Fuse, Inc. Class A	1,000	23,800
Black Box Corp.	2,700	127,170
Blonder Tongue Laboratories, Inc. (a)	3,900	8,619
Brocade Communications Systems, Inc. (a)	30,986	174,761
Brooktrout, Inc. (a)	1,900	14,250
C-COR.net Corp. (a)	1,800	9,792
Cable Design Technologies Corp. (a)	4,682	35,115
Carrier Access Corp. (a)	3,100	14,570
Centillium Communications, Inc. (a)	3,503	33,664
CIENA Corp. (a)	63,529	412,939
Cisco Systems, Inc. (a)	922,413	17,664,209
Cognitronics Corp. (a)	2,400	4,800
Com21, Inc. (a)	1,200	7
Comarco, Inc. (a)	450	3,668
CommScope, Inc. (a)	5,749	59,100
Communications Systems, Inc.	2,276	18,071
Computer Network Technology Corp. (a)	4,067	32,129
Comtech Telecommunications Corp. (a)	1,950	47,405
Comverse Technology, Inc. (a)	25,200	415,548
Concerto Software, Inc. (a)	2,494	22,097
Copper Mountain Networks, Inc. (a)	620	6,076
Corning, Inc. (a)	165,222	1,363,082
Corvis Corp. (a)	42,600	58,362
CoSine Communications, Inc. (a)	700	3,892
DAOU Systems, Inc. (a)	200	180
Digi International, Inc. (a)	4,395	27,996
Digital Lightwave, Inc. (a)	6,271	7,212
Ditech Communications Corp. (a)	1,600	10,688
Echelon Corp. (a)	4,379	65,116
EFJ, Inc. (a)	99	198
Emulex Corp. (a)	11,307	273,742
Enterasys Networks, Inc. (a)	29,865	172,321
Entrada Networks, Inc. (a)	150	30
eOn Communications Corp. (a)	620	1,469
Extreme Networks, Inc. (a)	15,200	104,728
Ezenia!, Inc. (a)	200	50
F5 Networks, Inc. (a)	3,200	62,752
FalconStor Software, Inc. (a)	3,300	19,536
Finisar Corp. (a)	19,970	42,936
First Virtual Communications, Inc. (a)	626	1,678
Foundry Networks, Inc. (a)	16,258	316,218
Glenayre Technologies, Inc. (a)	7,200	14,112
Globecomm Systems, Inc. (a)	3,000	12,300
Harmonic, Inc. (a)	5,699	24,506
Harris Corp.	8,408	279,146

	Shares	Value (Note 1)
Inter-Tel, Inc.	3,400	$ 85,680
InterDigital Communication Corp. (a)	6,369	113,050
ION Networks, Inc. (a)	2,400	168
ISCO International, Inc. (a)	1,800	432
Ixia (a)	6,080	48,640
JDS Uniphase Corp. (a)	187,601	645,347
JNI Corp. (a)	4,472	30,678
Juniper Networks, Inc. (a)	48,721	838,976
Lantronix, Inc. (a)	500	600
LightPath Technologies, Inc. Class A (a)	437	1,324
Loral Space & Communications Ltd. (a)	4,101	861
Lucent Technologies, Inc. (a)	538,747	1,029,007
McDATA Corp. Class A (a)	16,314	165,587
MCK Communications, Inc. (a)	2,200	10,010
Motorola, Inc.	303,649	3,258,154
MRV Communications, Inc. (a)	15,973	34,182
NETGEAR, Inc.	3,400	66,946
Netopia, Inc. (a)	1,000	7,090
Netro Corp. (a)	6,961	20,883
NetScreen Technologies, Inc. (a)	2,118	50,684
NetSolve, Inc. (a)	1,900	14,041
Network Engines, Inc. (a)	2,300	14,030
Network Equipment Technologies, Inc. (a)	3,600	33,372
New Focus, Inc. (a)	9,705	36,103
NMS Communications Corp. (a)	2,800	5,320
NumereX Corp. Class A (a)	2,600	8,632
Occam Networks, Inc. (a)	3,400	391
Oplink Communications, Inc. (a)	16,222	25,144
Optelecom, Inc. (a)	529	7,274
Optical Cable Corp. (a)	656	4,454
Optical Communication Products, Inc. (a)	5,795	11,880
P-Com, Inc. (a)	1,080	167
Packeteer, Inc. (a)	4,410	65,400
Paradyne Networks, Inc. (a)	4,146	8,914
PC-Tel, Inc. (a)	2,200	24,992
Performance Technologies, Inc. (a)	2,900	36,250
Plantronics, Inc. (a)	6,023	152,201
Polycom, Inc. (a)	13,518	231,969
Powerwave Technologies, Inc. (a)	9,816	82,945
Proxim Corp. Class A (a)	16,464	27,824
QLogic Corp. (a)	12,190	597,554
QUALCOMM, Inc.	103,582	4,275,865
Redback Networks, Inc. (a)	21,500	7,310
REMEC, Inc. (a)	7,800	70,668
Riverstone Networks, Inc. (a)	17,167	21,459
ROHN Industries, Inc. (a)	2,300	276
SafeNet, Inc. (a)	1,370	49,375
Science Dynamics Corp. (a)	4,100	246
Scientific-Atlanta, Inc.	20,008	680,272
SCM Microsystems, Inc. (a)	600	3,828
SeaChange International, Inc. (a)	4,650	47,570
Sonus Networks, Inc. (a)	30,739	218,247
Sorrento Networks Corp. (a)	505	1,151
SpectraLink Corp. (a)	3,240	59,940
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Stratex Networks, Inc. (a)	7,150	$ 26,813
Stratos Lightwave, Inc. (a)	1,058	5,258
Sunrise Telecom, Inc.	4,200	10,374
Superior Telecom, Inc. (a)	515	6
Sycamore Networks, Inc. (a)	40,582	171,256
Symmetricom, Inc. (a)	7,753	50,162
TalkPoint Communications, Inc. (a)	960	144
Tekelec (a)	8,000	139,840
Tellabs, Inc. (a)	54,324	354,736
Tellium, Inc. (a)	21,992	18,253
Telular Corp. (a)	2,100	9,240
TeraForce Technology Corp. (a)	19,900	4,975
Terayon Communication Systems, Inc. (a)	11,777	76,786
Tollgrade Communications, Inc. (a)	2,134	37,580
Turnstone Systems, Inc. (a)	5,720	16,073
Tut Systems, Inc. (a)	1,100	3,850
UTStarcom, Inc. (a)	1,660	71,314
Veramark Technologies, Inc. (a)	2,300	3,174
Verilink Corp. (a)	3,400	13,430
Verso Technologies, Inc. (a)	11,445	48,870
ViaSat, Inc. (a)	3,963	63,051
Vyyo, Inc. (a)	1,133	4,555
Wegener Corp. (a)	3,500	8,505
Westell Technologies, Inc. Class A (a)	4,212	33,780
WJ Communications, Inc. (a)	3,700	8,362
YDI Wireless, Inc. (a)	610	2,288
		38,831,534
Computers & Peripherals - 3.2%
ActivCard Corp. (a)	4,448	37,586
Advanced Digital Information Corp. (a)	6,803	91,841
Alpha Technologies Group, Inc. (a)	2,100	3,780
Apple Computer, Inc. (a)	46,903	1,061,415
Applied Films Corp. (a)	2,037	63,758
Astro-Med, Inc.	3,265	37,322
Avid Technology, Inc. (a)	3,907	193,983
Concurrent Computer Corp. (a)	9,619	33,763
Cray, Inc. (a)	9,398	119,073
Crossroads Systems, Inc. (a)	5,525	17,570
Datalink Corp. (a)	2,200	9,570
Dataram Corp. (a)	3,250	12,740
Dell, Inc. (a)	337,216	11,003,358
Diebold, Inc.	9,116	445,772
Dot Hill Systems Corp. (a)	4,870	80,842
Drexler Technology Corp. (a)	1,984	36,148
Electronics for Imaging, Inc. (a)	6,800	145,656
EMC Corp. (a)	285,986	3,646,322
Exabyte Corp. (a)	100	15
FOCUS Enhancements, Inc. (a)	5,500	13,860
Gateway, Inc. (a)	39,893	230,183
Handspring, Inc. (a)	18,200	19,110
Hauppauge Digital, Inc. (a)	500	1,175

	Shares	Value (Note 1)
Hewlett-Packard Co.	400,788	$ 7,983,697
Hutchinson Technology, Inc. (a)	3,733	118,075
Hypercom Corp. (a)	7,777	38,496
Imation Corp.	4,400	158,180
InFocus Corp. (a)	5,400	27,972
Innovex, Inc. (a)	1,500	19,830
Intergraph Corp. (a)	6,049	143,906
International Business Machines Corp.	227,305	18,641,283
Interphase Corp. (a)	1,906	15,667
Iomega Corp.	6,880	79,670
Isomet Corp. (a)	700	574
Lexmark International, Inc. Class A (a)	16,437	1,101,936
Maxtor Corp. (a)	32,930	376,390
Media 100, Inc. (a)	2,700	3,051
Mitek Systems, Inc. (a)	3,800	4,180
Mobility Electronics, Inc. (a)	5,783	43,373
MTI Technology Corp. (a)	3,200	3,648
NCR Corp. (a)	11,819	342,869
Neoware Systems, Inc. (a)	1,939	37,617
Network Appliance, Inc. (a)	44,233	991,262
Overland Storage, Inc. (a)	2,079	33,680
Palm, Inc. (a)	4,117	75,135
Pinnacle Systems, Inc. (a)	6,998	63,472
Presstek, Inc. (a)	7,102	60,509
Procom Technology, Inc. (a)	8,200	2,296
Quantum Corp. (a)	19,830	59,887
Rainbow Technologies, Inc. (a)	4,525	35,974
SanDisk Corp. (a)	8,938	540,391
SBS Technologies, Inc. (a)	3,482	40,391
Scan-Optics, Inc. (a)	300	201
Seagate Technology	8,992	206,906
Sigma Designs, Inc. (a)	2,609	23,977
Silicon Graphics, Inc. (a)	26,400	27,984
SimpleTech, Inc. (a)	7,700	34,342
Socket Communications, Inc. (a)	3,300	9,309
Storage Technology Corp. (a)	14,145	362,253
Stratasys, Inc. (a)	1,005	40,542
Sun Microsystems, Inc. (a)	421,391	1,626,569
Synaptics, Inc. (a)	4,302	51,624
Video Display Corp. (a)	1,440	13,162
ViewCast.com, Inc. (a)	13,700	4,316
Vixel Corp. (a)	4,645	38,554
VPGI Corp. (a)	825	83
Western Digital Corp. (a)	27,107	311,459
Xybernaut Corp. (a)	2,100	1,533
		51,101,067
Electronic Equipment & Instruments - 0.8%
Advanced Photonix, Inc. Class A (a)	5,286	7,929
Aetrium, Inc. (a)	2,400	5,664
Agilent Technologies, Inc. (a)	61,337	1,491,716
Allied Motion Technologies, Inc. (a)	4,100	11,197
American Building Control, Inc. (a)	3,700	5,813
American Technical Ceramics Corp. (a)	1,900	12,540
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
American Technology Corp. (a)	900	$ 5,733
Amphenol Corp. Class A (a)	5,554	302,860
Andrea Electronics Corp. (a)	1,600	528
Anixter International, Inc. (a)	3,653	83,033
APA Optics, Inc. (a)	2,800	8,212
Arrow Electronics, Inc. (a)	12,100	249,744
Artesyn Technologies, Inc. (a)	7,688	61,888
Avnet, Inc. (a)	14,978	270,353
AVX Corp.	23,700	331,326
Axcess, Inc. (a)	1,600	3,552
BEI Technologies, Inc.	2,673	43,193
Bell Industries, Inc. (a)	7,200	14,184
Bell Microproducts, Inc. (a)	3,480	25,021
Benchmark Electronics, Inc. (a)	3,356	148,939
Benthos, Inc. (a)	2,454	12,270
Brightpoint, Inc. (a)	714	19,092
California Amplifier, Inc. (a)	3,032	12,583
CDW Corp.	10,641	549,182
CellStar Corp. (a)	1,700	9,945
Checkpoint Systems, Inc. (a)	4,849	78,069
Chyron Corp. (a)	1,500	630
Cognex Corp.	5,800	177,828
Coherent, Inc. (a)	4,300	112,660
CTS Corp.	5,303	68,303
CyberOptics Corp. (a)	850	8,432
Daktronics, Inc. (a)	2,379	38,587
DDi Corp. (a)	10,800	378
Digital Theater Systems, Inc.	1,697	37,911
Digital Video Systems, Inc. (a)	1,800	3,060
Duraswitch Industries, Inc. (a)	1,500	2,250
Electro Scientific Industries, Inc. (a)	3,700	75,073
eMagin Corp. (a)	3,800	2,736
En Pointe Technologies, Inc. (a)	1,400	1,260
Excel Technology, Inc. (a)	1,100	29,997
Fargo Electronics, Inc. (a)	2,211	25,625
Flir Systems, Inc. (a)	4,000	105,040
Frequency Electronics, Inc.	500	5,200
Giga-Tronics, Inc. (a)	3,000	5,250
Global Imaging Systems, Inc. (a)	3,800	97,698
GTSI Corp. (a)	1,990	23,291
Identix, Inc. (a)	9,332	59,827
IEC Electronics Corp. (a)	100	123
Ingram Micro, Inc. Class A (a)	20,351	287,967
Interlink Electronics, Inc. (a)	1,200	7,200
Itron, Inc. (a)	3,000	61,770
Jabil Circuit, Inc. (a)	26,298	740,289
Keithley Instruments, Inc.	1,200	19,152
KEMET Corp. (a)	12,784	156,732
Landauer, Inc.	1,400	51,394
Laser Corp. (a)	2,700	1,215
LeCroy Corp. (a)	1,700	22,610

	Shares	Value (Note 1)
Lexar Media, Inc. (a)	8,800	$ 146,784
Littelfuse, Inc. (a)	3,052	77,063
LoJack Corp. (a)	3,600	25,308
Manufacturers Services Ltd. (a)	2,000	10,300
Maxwell Technologies, Inc. (a)	1,100	9,844
Measurement Specialties, Inc. (a)	3,305	41,610
Mechanical Technology, Inc. (a)	4,800	15,168
Merix Corp. (a)	1,450	17,415
Methode Electronics, Inc. Class A	5,200	62,400
Metrologic Instruments, Inc. (a)	1,029	41,438
Micronetics, Inc. (a)	1,137	6,538
MOCON, Inc.	2,152	17,560
Molex, Inc.	25,555	751,828
MTS Systems Corp.	3,500	46,900
National Instruments Corp.	6,250	247,563
Newport Corp. (a)	4,126	73,732
NU Horizons Electronics Corp. (a)	3,452	25,579
Odetics, Inc. Class A (a)	1,200	1,080
OSI Systems, Inc. (a)	2,149	32,923
OYO Geospace Corp. (a)	1,300	15,990
Park Electrochemical Corp.	2,880	66,010
Parlex Corp. (a)	1,600	12,973
Pemstar, Inc. (a)	3,100	10,385
PerkinElmer, Inc.	17,262	285,513
PFSweb, Inc. (a)	9,321	13,236
Photon Dynamics, Inc. (a)	2,232	72,339
Pioneer Standard Electronics, Inc.	5,700	55,233
Planar Systems, Inc. (a)	2,218	53,299
Plexus Corp. (a)	6,504	107,316
RadiSys Corp. (a)	3,400	60,350
Reptron Electronics, Inc. (a)	100	58
Research Frontiers, Inc. (a)	2,000	23,160
Richardson Electronics Ltd.	2,448	25,655
Robotic Vision Systems, Inc. (a)	3,500	2,660
Rofin-Sinar Technologies, Inc. (a)	2,100	43,743
Rogers Corp. (a)	1,277	40,238
Sanmina-SCI Corp. (a)	67,225	603,681
Satcon Technology Corp. (a)	1,200	1,056
ScanSource, Inc. (a)	1,927	73,207
Scientific Technologies, Inc. (a)	3,100	13,240
SED International Holdings, Inc. (a)	50	30
Sirenza Microdevices, Inc. (a)	4,500	20,025
Solectron Corp. (a)	108,367	642,616
Somera Communications, Inc. (a)	2,800	4,676
Spectrum Control, Inc. (a)	1,500	9,390
StockerYale, Inc. (a)	1,200	816
Super Vision International, Inc. Class A (a)	2,100	6,993
Superconductor Technologies, Inc. (a)	6,380	19,076
SureBeam Corp. Class A (a)	10,156	14,015
Symbol Technologies, Inc.	30,662	415,163
Sypris Solutions, Inc.	2,700	37,341
Tech Data Corp. (a)	7,545	251,626
Technitrol, Inc. (a)	6,089	123,120
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tektronix, Inc. (a)	12,060	$ 285,098
Thermo Electron Corp. (a)	20,298	462,591
Trimble Navigation Ltd. (a)	4,000	107,000
TTM Technologies, Inc. (a)	7,352	63,595
Universal Display Corp. (a)	2,400	20,184
UNOVA, Inc. (a)	8,267	131,859
Varian, Inc. (a)	4,550	154,700
Veeco Instruments, Inc. (a)	4,200	89,670
Viisage Technology, Inc. (a)	4,589	21,522
Vishay Intertechnology, Inc. (a)	20,834	343,136
Waters Corp. (a)	16,174	493,307
Woodhead Industries, Inc.	1,600	23,776
X-Rite, Inc.	2,700	30,780
Zomax, Inc. (a)	4,900	20,825
Zygo Corp. (a)	1,200	13,980
		13,031,339
Internet Software & Services - 0.5%
24/7 Real Media, Inc. (a)	2,300	3,427
Accrue Software, Inc. (a)	2,400	2
Akamai Technologies, Inc. (a)	15,778	65,636
Allscripts Healthcare Solutions, Inc. (a)	3,266	13,652
AMEN Properties, Inc. (a)	75	165
America Online Latin America, Inc. (a)	7,978	6,861
Apropos Technology, Inc. (a)	750	2,250
Aquantive, Inc. (a)	8,967	96,306
Ariba, Inc. (a)	31,864	80,935
Art Technology Group, Inc. (a)	11,400	25,855
Ask Jeeves, Inc. (a)	7,042	128,235
Autobytel, Inc. (a)	5,594	47,605
Bankrate, Inc. (a)	3,082	38,494
Blue Coat Systems, Inc. (a)	540	4,374
Blue Martini Software, Inc. (a)	1,785	7,319
Braun Consulting, Inc. (a)	1,700	2,703
BroadVision, Inc. (a)	5,124	24,800
Calico Commerce, Inc. (a)	626	313
CenterSpan Communications Corp. (a)	1,300	169
Centra Software, Inc. (a)	5,611	20,929
Chordiant Software, Inc. (a)	14,210	51,156
Clarus Corp. (a)	1,000	6,891
Click Commerce, Inc.	500	915
CMGI, Inc. (a)	44,421	68,408
CNET Networks, Inc. (a)	21,738	183,034
Commerce One, Inc. (a)	5,411	11,201
Communication Intelligence Corp. (a)	3,800	1,444
Corillian Corp. (a)	1,722	6,303
Critical Path, Inc. (a)	3,689	10,772
CyberCash, Inc. rights 12/31/03 (a)	7,800	78
CyberSource Corp. (a)	2,800	8,960
deltathree, Inc. (a)	500	545
Dice, Inc. (a)	3,200	10
Digex, Inc. Class A (a)	10,000	7,710

	Shares	Value (Note 1)
Digital Impact, Inc. (a)	800	$ 2,248
Digital Insight Corp. (a)	5,022	120,277
Digital River, Inc. (a)	3,718	99,196
DigitalThink, Inc. (a)	6,933	20,799
Digitas, Inc. (a)	7,167	49,094
Docent, Inc. (a)	933	3,312
DoubleClick, Inc. (a)	18,574	209,329
DSL.net, Inc. (a)	1,895	1,402
EarthLink, Inc. (a)	22,572	171,321
EasyLink Services Corp. Class A (a)	170	247
eCollege.com (a)	3,535	48,606
eGain Communications Corp. (a)	500	1,610
Elcom International, Inc. (a)	2,200	616
eMerge Interactive, Inc. Class A (a)	3,830	3,217
Entrust, Inc. (a)	7,900	31,600
Equinix, Inc. (a)	1,604	29,738
FindWhat.com (a)	3,079	67,122
FirePond, Inc. (a)	190	618
First Advantage Corp. (a)	2,700	49,275
FreeMarkets, Inc. (a)	6,705	59,675
Frontline Communications Corp. (a)	1,600	480
High Speed Access Corp.	5,100	918
Homestore, Inc. (a)	10,978	39,191
I-Many, Inc. (a)	5,700	6,441
iBasis, Inc. (a)	2,400	3,192
iManage, Inc. (a)	6,903	48,321
InfoSpace, Inc. (a)	4,695	74,181
Innodata Corp. (a)	9,200	19,697
Intelligroup, Inc. (a)	2,300	3,795
Interland, Inc. (a)	1,108	10,881
Internap Network Services Corp. (a)	18,300	21,045
Internet America, Inc. (a)	4,200	2,520
Internet Capital Group, Inc. (a)	26,151	12,814
Internet Commerce Corp. Class A (a)	600	960
Internet Pictures Corp. (a)	295	982
Internet Security Systems, Inc. (a)	5,613	70,106
Interwoven, Inc. (a)	9,341	26,155
Intraware, Inc. (a)	1,200	1,644
ITXC Corp. (a)	4,800	17,136
iVillage, Inc. (a)	6,349	12,381
j2 Global Communications, Inc. (a)	1,622	101,732
Jupiter Media Metrix, Inc.	4,711	565
Jupitermedia Corp. (a)	1,200	4,740
Kana Software, Inc. (a)	3,268	12,745
Keynote Systems, Inc. (a)	1,600	15,792
Landacorp, Inc. (a)	3,900	6,630
Liquid Audio, Inc.	4,100	1,435
LookSmart Ltd. (a)	11,207	36,423
Loudeye Corp. (a)	2,000	3,786
LTWC Corp. (a)	997	2
Marimba, Inc. (a)	2,500	8,878
Marketwatch.com, Inc. (a)	812	6,683
MatrixOne, Inc. (a)	7,185	38,009
Modem Media, Inc. Class A (a)	4,300	20,640
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Navidec, Inc. (a)	346	$ 484
NaviSite, Inc. (a)	344	1,156
Neoforma, Inc. (a)	2,800	36,375
Net2Phone, Inc. (a)	5,858	32,395
Netegrity, Inc. (a)	5,283	51,087
NetRatings, Inc. (a)	3,275	32,554
NIC, Inc. (a)	4,201	13,821
Niku Corp. (a)	1,390	8,674
On2.Com, Inc. (a)	18,981	42,707
OneSource Information Services, Inc. (a)	3,500	27,930
Openwave Systems, Inc. (a)	28,872	141,762
Opsware, Inc. (a)	7,890	50,496
Optio Software, Inc. (a)	3,000	2,850
Overture Services, Inc. (a)	9,047	225,542
ParthusCeva, Inc. (a)	3,103	24,700
PEC Solutions, Inc. (a)	3,500	70,844
Persistence Software, Inc. (a)	70	286
Pinnacor, Inc. (a)	200	438
Plumtree Software, Inc. (a)	9,421	38,626
Primus Knowledge Solutions, Inc. (a)	800	1,040
Quovadx, Inc. (a)	5,115	18,465
Raindance Communications, Inc. (a)	14,360	40,208
RealNetworks, Inc. (a)	18,734	118,399
Register.com, Inc. (a)	6,700	39,932
Retek, Inc. (a)	7,752	56,047
S1 Corp. (a)	6,982	29,464
Saba Software, Inc. (a)	600	2,292
Salon Media Group, Inc. (a)	5,500	138
SAVVIS Communications Corp. (a)	9,243	10,445
SeeBeyond Technology Corp. (a)	8,415	19,523
Selectica, Inc. (a)	6,434	25,736
SmartServ Online, Inc. (a)	900	180
SonicWALL, Inc. (a)	13,089	81,806
Sportsline.com, Inc. (a)	1,000	2,050
SSP Solutions, Inc. (a)	2,900	2,204
Stellent, Inc. (a)	3,900	32,253
Supportsoft, Inc. (a)	3,136	27,910
Switchboard, Inc. (a)	2,900	32,654
Terremark Worldwide, Inc. (a)	66,107	48,258
The Sedona Corp. (a)	6,100	1,159
The viaLink Co. (a)	2,400	252
TheStreet.com, Inc. (a)	3,600	16,992
Tippingpoint Technologies, Inc. (a)	227	1,893
Track Data Corp. (a)	8,200	11,152
TriZetto Group, Inc. (a)	5,416	39,158
Tucows, Inc. (a)	2,000	610
Tumbleweed Communications Corp. (a)	1,858	7,060
United Online, Inc. (a)	5,724	218,142
Universal Access Global Holdings, Inc. (a)	965	6,408
ValueClick, Inc. (a)	11,691	108,142

	Shares	Value (Note 1)
VeriSign, Inc. (a)	33,116	$ 495,747
VerticalNet, Inc. (a)	530	567
Via Net.Works, Inc. (a)	2,930	3,692
Vignette Corp. (a)	28,284	65,053
Virage, Inc. (a)	500	540
Visual Data Corp. (a)	206	443
Vitria Technology, Inc. (a)	2,487	11,714
Webb Interactive Services, Inc. (a)	4,300	2,924
WebEx Communications, Inc. (a)	4,581	87,497
webMethods, Inc. (a)	6,251	56,384
Websense, Inc. (a)	3,200	76,160
WorldGate Communications, Inc. (a)	1,300	637
Yahoo!, Inc. (a)	79,111	2,642,307
Zix Corp. (a)	900	3,285
		7,777,308
IT Services - 1.5%
Acxiom Corp. (a)	10,517	169,955
Affiliated Computer Services, Inc. Class A (a)	17,240	855,276
Affinity Technology Group, Inc. (a)	10,600	1,537
Alliance Data Systems Corp. (a)	2,500	74,000
Alternative Resources Corp. (a)	700	224
American Management Systems, Inc. (a)	5,800	83,230
Answerthink, Inc. (a)	2,704	9,464
Anteon International Corp. (a)	4,920	160,048
Applied Digital Solutions, Inc. (a)	23,978	10,071
Automatic Data Processing, Inc.	78,540	3,134,531
BearingPoint, Inc. (a)	27,528	225,730
CACI International, Inc. Class A (a)	3,400	151,674
Carreker Corp. (a)	4,530	22,559
Ceridian Corp. (a)	20,206	392,805
Certegy, Inc.	9,275	280,569
CheckFree Corp. (a)	10,903	250,551
Ciber, Inc. (a)	7,491	79,854
Cognizant Technology Solutions Corp. Class A (a)	7,713	268,644
CompuCom Systems, Inc. (a)	8,500	41,140
Computer Horizons Corp. (a)	5,300	21,884
Computer Sciences Corp. (a)	24,436	1,040,241
Concord EFS, Inc. (a)	63,412	878,256
Convergys Corp. (a)	20,416	367,488
Covansys Corp. (a)	1,255	6,915
CSG Systems International, Inc. (a)	7,200	111,744
CSP, Inc. (a)	3,600	12,960
Datatec Systems, Inc. (a)	5,100	5,712
Direct Insite Corp. (a)	40	40
DST Systems, Inc. (a)	15,589	617,324
Edgewater Technology, Inc. (a)	2,800	15,232
eFunds Corp. (a)	6,571	83,912
Electronic Data Systems Corp.	62,559	1,365,663
eLoyalty Corp. (a)	3,847	13,118
eSpeed, Inc. Class A (a)	4,755	108,414
Euronet Worldwide, Inc. (a)	4,100	41,410
First Data Corp.	98,372	3,777,485
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	25,225	$ 979,991
Forrester Research, Inc. (a)	3,800	61,332
Gartner, Inc. Class B (a)	10,601	110,674
Global Payments, Inc.	4,398	166,025
GRIC Communications, Inc. (a)	2,000	11,100
iGate Corp. (a)	4,382	24,057
Inforte Corp. (a)	640	4,928
infoUSA, Inc. (a)	5,193	48,451
InteliData Technologies Corp. (a)	4,700	12,831
InterCept, Inc. (a)	3,700	47,323
Intrado, Inc. (a)	3,108	56,410
iPayment, Inc.	1,534	38,764
Iron Mountain, Inc. (a)	11,282	417,434
Keane, Inc. (a)	8,692	128,033
Lightbridge, Inc. (a)	4,152	43,222
Lionbridge Technologies, Inc. (a)	3,138	26,516
ManTech International Corp. Class A (a)	3,000	68,490
Maximus, Inc. (a)	3,215	115,161
MedQuist, Inc. (a)	4,541	90,684
Meta Group, Inc. (a)	2,450	10,731
MPS Group, Inc. (a)	15,674	149,687
National Processing, Inc. (a)	6,499	134,399
Netplex Group, Inc. (a)	3,700	37
New Century Equity Holdings Corp. (a)	1,200	684
Paychex, Inc.	49,298	1,774,728
Pegasus Solutions, Inc. (a)	3,050	44,073
Perot Systems Corp. Class A (a)	14,800	151,848
Sabre Holdings Corp. Class A	19,046	430,821
Safeguard Scientifics, Inc. (a)	11,755	30,681
Sapient Corp. (a)	12,050	37,958
SM&A (a)	3,853	36,338
SRA International, Inc. Class A (a)	1,300	47,281
StarTek, Inc.	1,900	67,640
Storage Engine, Inc. (a)	434	234
SunGard Data Systems, Inc. (a)	37,120	1,046,784
Sykes Enterprises, Inc. (a)	6,100	45,750
Syntel, Inc.	5,600	142,626
Technology Solutions Co. (a)	8,550	7,866
The BISYS Group, Inc. (a)	16,476	302,335
The Management Network Group, Inc. (a)	1,200	2,148
Tier Technologies, Inc. Class B (a)	3,200	32,832
Titan Corp.	11,161	179,469
Total System Services, Inc.	25,737	649,602
TSR, Inc.	100	702
Tyler Technologies, Inc. (a)	6,359	40,252
Unisys Corp. (a)	43,722	567,512
Zamba Corp. (a)	3,700	1,147
		23,067,251
Office Electronics - 0.1%
Gerber Scientific, Inc. (a)	3,800	27,816

	Shares	Value (Note 1)
IKON Office Solutions, Inc.	21,477	$ 154,849
Xerox Corp. (a)	100,844	1,087,098
Zebra Technologies Corp. Class A (a)	5,670	304,025
		1,573,788
Semiconductors & Semiconductor Equipment - 3.9%
8X8, Inc. (a)	1,000	1,430
Actel Corp. (a)	3,829	112,151
ADE Corp. (a)	800	13,944
Advanced Energy Industries, Inc. (a)	4,100	98,646
Advanced Micro Devices, Inc. (a)	45,689	515,829
Advanced Power Technology, Inc. (a)	2,155	17,359
AEHR Test Systems (a)	3,046	12,946
Agere Systems, Inc. Class A (a)	213,965	646,174
Alliance Semiconductor Corp. (a)	2,900	16,443
Altera Corp. (a)	49,791	1,117,310
Amkor Technology, Inc. (a)	22,127	388,993
Amtech Systems, Inc. (a)	3,500	15,750
ANADIGICS, Inc. (a)	5,094	25,368
Analog Devices, Inc. (a)	47,785	1,959,185
Applied Materials, Inc. (a)	217,581	4,699,750
Applied Micro Circuits Corp. (a)	43,249	251,277
Artisan Components, Inc. (a)	2,648	56,270
Asyst Technologies, Inc. (a)	5,531	77,434
Atmel Corp. (a)	63,742	292,576
ATMI, Inc. (a)	4,900	137,102
August Technology Corp. (a)	2,100	21,840
Axcelis Technologies, Inc. (a)	11,313	98,423
AXT, Inc. (a)	5,100	13,668
Broadcom Corp. Class A (a)	36,471	996,388
Brooks Automation, Inc. (a)	4,983	121,834
Cabot Microelectronics Corp. (a)	3,157	205,805
California Micro Devices Corp. (a)	1,400	5,754
Celeritek, Inc. (a)	800	6,216
ChipPAC, Inc. Class A (a)	10,710	67,366
Cirrus Logic, Inc. (a)	12,367	69,503
Cohu, Inc.	3,575	79,008
Conexant Systems, Inc. (a)	36,235	198,568
Credence Systems Corp. (a)	9,802	112,625
Cree, Inc. (a)	8,945	141,510
Cymer, Inc. (a)	4,400	201,388
Cypress Semiconductor Corp. (a)	15,931	295,839
Diodes, Inc. (a)	1,928	40,353
DPAC Technologies Corp. (a)	5,400	6,210
DSP Group, Inc. (a)	4,100	111,602
DuPont Photomasks, Inc. (a)	2,946	75,447
Electroglas, Inc. (a)	4,674	11,405
EMCORE Corp. (a)	2,848	8,345
Entegris, Inc. (a)	9,300	136,896
ESS Technology, Inc. (a)	6,403	66,975
Exar Corp. (a)	5,900	96,465
Fairchild Semiconductor International, Inc. (a)	15,284	270,527
FEI Co. (a)	4,100	112,668
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc.	3,216	$ 63,001
FSI International, Inc. (a)	4,200	18,480
GlobespanVirata, Inc. (a)	14,984	114,028
Helix Technology, Inc.	4,273	78,452
Hi/fn, Inc. (a)	1,922	15,434
Ibis Technology Corp. (a)	2,229	23,850
Integrated Circuit Systems, Inc. (a)	9,130	315,168
Integrated Device Technology, Inc. (a)	14,398	200,852
Integrated Silicon Solution, Inc. (a)	4,221	39,804
Intel Corp.	859,851	24,608,936
International Rectifier Corp. (a)	8,067	335,507
Intersil Corp. Class A (a)	17,546	511,115
Intest Corp. (a)	2,530	13,662
IXYS Corp. (a)	3,700	37,037
JMAR Technologies, Inc. (a)	2,900	4,437
KLA-Tencor Corp. (a)	24,772	1,470,466
Kopin Corp. (a)	9,400	81,874
Kulicke & Soffa Industries, Inc. (a)	7,962	93,474
Lam Research Corp. (a)	16,082	413,629
Lattice Semiconductor Corp. (a)	12,160	107,008
Linear Technology Corp.	40,824	1,682,765
LSI Logic Corp. (a)	48,299	557,370
LTX Corp. (a)	8,192	121,733
Mattson Technology, Inc. (a)	7,388	44,328
Maxim Integrated Products, Inc.	42,424	1,905,262
MEMC Electronic Materials, Inc. (a)	27,609	358,365
Micrel, Inc. (a)	13,153	178,881
Micro Component Technology, Inc. (a)	4,500	2,970
Micro Linear Corp. (a)	100	295
Microchip Technology, Inc.	26,281	736,131
Micron Technology, Inc. (a)	79,287	1,138,561
Microsemi Corp. (a)	4,101	81,077
Mindspeed Technologies, Inc. (a)	9,611	33,831
MIPS Technologies, Inc. Class A (a)	6,500	27,235
MKS Instruments, Inc. (a)	6,844	188,347
Monolithic System Technology, Inc. (a)	4,277	42,813
Mykrolis Corp. (a)	7,024	88,502
Nanometrics, Inc. (a)	800	6,138
National Semiconductor Corp. (a)	23,801	693,561
NeoMagic Corp. (a)	1,000	2,000
Novellus Systems, Inc. (a)	19,386	774,665
NVIDIA Corp. (a)	21,340	387,534
Omnivision Technologies, Inc. (a)	2,984	132,460
ON Semiconductor Corp. (a)	27,962	132,540
PDF Solutions, Inc. (a)	4,200	50,778
Pericom Semiconductor Corp. (a)	4,500	47,021
Photronics, Inc. (a)	4,841	117,588
Pixelworks, Inc. (a)	5,600	53,032
PLX Technology, Inc. (a)	3,886	21,373
Power Integrations, Inc. (a)	3,900	125,502
QuickLogic Corp. (a)	4,793	43,137

	Shares	Value (Note 1)
Rambus, Inc. (a)	12,299	$ 204,901
Ramtron International Corp. (a)	4,700	9,729
Reliability, Inc. (a)	100	123
RF Micro Devices, Inc. (a)	25,263	222,820
Rudolph Technologies, Inc. (a)	2,300	50,945
Semitool, Inc. (a)	4,700	41,868
Semtech Corp. (a)	9,100	191,919
Silicon Image, Inc. (a)	8,600	44,720
Silicon Laboratories, Inc. (a)	6,232	276,763
Silicon Storage Technology, Inc. (a)	11,100	93,573
Siliconix, Inc. (a)	3,930	204,753
Sipex Corp. (a)	1,500	11,370
Skyworks Solutions, Inc. (a)	17,338	196,613
SRS Labs, Inc. (a)	2,700	13,500
Standard Microsystems Corp. (a)	2,900	58,203
Supertex, Inc. (a)	2,131	39,466
Tegal Corp. (a)	6,100	6,466
Teradyne, Inc. (a)	24,296	433,198
Texas Instruments, Inc.	227,171	5,418,028
Therma-Wave, Inc. (a)	5,400	11,718
Three-Five Systems, Inc. (a)	1,500	11,700
Transmeta Corp. (a)	19,000	29,070
Transwitch Corp. (a)	14,454	23,126
Trident Microsystems, Inc. (a)	500	6,475
TriQuint Semiconductor, Inc. (a)	18,701	103,978
Tvia, Inc. (a)	6,300	13,860
Ultratech, Inc. (a)	3,672	107,700
Varian Semiconductor Equipment Associates, Inc. (a)	4,400	178,508
Virage Logic Corp. (a)	3,148	30,882
Vitesse Semiconductor Corp. (a)	26,547	181,316
White Electronic Designs Corp. (a)	3,182	38,566
Xicor, Inc. (a)	4,280	44,298
Xilinx, Inc. (a)	43,954	1,355,541
Zoran Corp. (a)	4,025	100,464
		62,106,734
Software - 4.4%
Acclaim Entertainment, Inc. (a)	14,700	6,468
Activision, Inc. (a)	11,056	142,733
Actuate Corp. (a)	4,899	15,971
Adept Technology, Inc. (a)	3,400	3,468
Adobe Systems, Inc.	29,994	1,164,667
Advent Software, Inc. (a)	4,100	69,290
Agile Software Corp. (a)	5,154	51,488
Altiris, Inc. (a)	3,734	83,492
American Software, Inc. Class A	3,700	18,130
Analytical Surveys, Inc. (a)	20	30
Ansoft Corp. (a)	500	5,325
Ansys, Inc. (a)	2,635	93,279
Applix, Inc. (a)	2,600	6,211
ARI Network Services, Inc. (a)	2,800	1,540
Artisoft, Inc. (a)	533	1,807
Ascential Software Corp. (a)	7,199	125,983
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Aspen Technology, Inc. (a)	4,900	$ 16,758
Atari, Inc. (a)	8,318	38,679
Authentidate Holding Corp. (a)	1,900	5,757
Autodesk, Inc.	15,306	273,977
Axeda Systems, Inc. (a)	4,600	6,210
Barra, Inc. (a)	2,850	114,114
BEA Systems, Inc. (a)	53,126	719,857
BindView Development Corp. (a)	4,100	10,332
Bitstream, Inc. Class A (a)	5,067	24,322
BMC Software, Inc. (a)	31,477	462,082
Borland Software Corp. (a)	9,200	87,308
Bottomline Technologies, Inc. (a)	1,400	9,800
Brio Software, Inc. (a)	5,000	19,400
BSQUARE Corp. (a)	1,200	2,652
Cadence Design Systems, Inc. (a)	34,891	496,150
CAM Commerce Solutions, Inc. (a)	2,300	13,616
Captaris, Inc. (a)	7,200	35,496
Captiva Software Corp. (a)	2,000	13,000
Catapult Communications Corp. (a)	1,500	19,965
CCC Information Services Group, Inc. (a)	3,900	59,982
Citrix Systems, Inc. (a)	21,224	437,002
Computer Associates International, Inc.	75,321	1,930,477
Compuware Corp. (a)	47,543	282,881
Concord Communications, Inc. (a)	2,785	35,899
Concur Technologies, Inc. (a)	3,000	33,300
Convera Corp. Class A (a)	2,323	9,548
Corio, Inc. (a)	7,600	20,368
Datakey, Inc. (a)	3,600	2,376
Datastream Systems, Inc. (a)	2,700	25,515
Datawatch Corp. (a)	1,134	7,030
Digimarc Corp. (a)	1,449	23,909
DocuCorp International, Inc. (a)	2,820	19,035
Documentum, Inc. (a)	7,537	154,659
Dynamics Research Corp. (a)	2,379	38,326
E.piphany, Inc. (a)	9,600	50,880
Electronic Arts, Inc. (a)	18,915	1,697,621
Embarcadero Technologies, Inc. (a)	2,400	24,600
Epicor Software Corp. (a)	8,396	68,092
EPIQ Systems, Inc. (a)	3,148	58,269
ePlus, Inc. (a)	1,200	15,804
ePresence, Inc. (a)	600	3,474
Exchange Applications, Inc. (a)	110	1
EXE Technologies, Inc. (a)	314	2,204
Extended Systems, Inc. (a)	500	2,335
FactSet Research Systems, Inc.	4,300	208,765
Fair, Isaac & Co., Inc.	6,463	378,732
FileNET Corp. (a)	5,751	121,289
Fonix Corp. (a)	465	53
Forgent Networks, Inc. (a)	7,880	24,767
Geoworks Corp. (a)	1,000	105
GraphOn Corp. (a)	4,200	924

	Shares	Value (Note 1)
Group 1 Software, Inc. (a)	2,331	$ 39,953
Hyperion Solutions Corp. (a)	4,595	151,543
Inet Technologies, Inc. (a)	6,217	79,267
Informatica Corp. (a)	9,366	83,264
Information Architects Corp. (a)	113	25
Insignia Systems, Inc. (a)	2,664	12,814
Interactive Intelligence, Inc. (a)	2,100	6,130
InterVideo, Inc.	1,781	47,731
Intervoice, Inc. (a)	2,387	17,139
Intrusion, Inc. (a)	3,600	3,960
Intuit, Inc. (a)	26,667	1,208,548
Jack Henry & Associates, Inc.	11,200	209,328
JDA Software Group, Inc. (a)	3,900	65,130
KFX, Inc. (a)	8,958	40,132
Kronos, Inc. (a)	2,700	156,041
Latitude Communications, Inc. (a)	2,400	5,808
Lawson Software, Inc. (a)	5,737	40,446
Legato Systems, Inc. (a)	16,997	192,406
Level 8 Systems, Inc. (a)	1,500	855
Lightspan, Inc. (a)	238	2,016
Macromedia, Inc. (a)	8,822	210,316
Macrovision Corp. (a)	5,590	104,086
Magma Design Automation, Inc. (a)	4,600	97,060
Manhattan Associates, Inc. (a)	3,500	103,705
Manugistics Group, Inc. (a)	10,635	48,921
MAPICS, Inc. (a)	4,823	46,301
MapInfo Corp. (a)	3,502	42,164
Mentor Graphics Corp. (a)	9,400	190,350
Mercator Software, Inc. (a)	2,000	5,980
Mercury Interactive Corp. (a)	11,657	511,626
MetaSolv, Inc. (a)	1,300	2,795
Micromuse, Inc. (a)	10,474	85,677
MICROS Systems, Inc. (a)	2,500	91,425
Microsoft Corp.	1,412,081	37,448,388
MicroStrategy, Inc. Class A (a)	1,361	55,066
Midway Games, Inc. (a)	7,292	19,615
Moldflow Corp. (a)	2,648	26,056
MRO Software, Inc. (a)	3,700	48,359
MSC.Software Corp. (a)	4,853	40,037
Nassda Corp. (a)	4,739	37,438
NEON Systems, Inc. (a)	900	3,150
Net Perceptions, Inc.	1,600	2,928
Netguru, Inc. (a)	1,800	2,124
NetIQ Corp. (a)	9,253	124,545
NetManage, Inc. (a)	1,157	3,876
NetScout Systems, Inc. (a)	7,668	39,950
NetSol Technologies, Inc. (a)	20	44
Network Associates, Inc. (a)	19,913	277,189
NexPrise, Inc. (a)	213	637
Novell, Inc. (a)	46,183	232,300
Nuance Communications, Inc. (a)	4,500	24,165
NYFIX, Inc. (a)	5,400	33,696
ON Technology Corp. (a)	3,000	8,190
ONYX Software Corp. (a)	875	2,923
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc. (a)	4,559	$ 54,708
Optika, Inc. (a)	1,900	4,919
Oracle Corp. (a)	688,721	8,801,854
Parametric Technology Corp. (a)	32,848	109,384
Peerless Systems Corp. (a)	200	650
Pegasystems, Inc. (a)	3,570	25,276
PeopleSoft, Inc. (a)	53,714	972,223
Pervasive Software, Inc. (a)	4,094	27,802
Phoenix Technologies Ltd. (a)	3,000	18,960
Plato Learning, Inc. (a)	1,833	13,051
Portal Software, Inc. (a)	25,048	71,387
PracticeWorks, Inc. (a)	2,799	59,955
Programmer's Paradise, Inc.	1,200	4,200
Progress Software Corp. (a)	5,600	115,024
Pumatech, Inc. (a)	6,400	21,504
QAD, Inc. (a)	4,079	37,568
QRS Corp. (a)	1,450	12,398
Quality Systems, Inc. (a)	903	38,847
Quest Software, Inc. (a)	14,533	154,195
Radiant Systems, Inc. (a)	2,700	14,553
Red Hat, Inc. (a)	25,630	186,586
Renaissance Learning, Inc. (a)	4,400	110,396
Reynolds & Reynolds Co. Class A	8,100	235,305
Rogue Wave Software, Inc. (a)	4,600	18,860
Roxio, Inc. (a)	3,394	33,092
RSA Security, Inc. (a)	7,800	94,224
Sagent Technology, Inc. (a)	6,300	662
Sanchez Computer Associates, Inc. (a)	2,081	8,699
ScanSoft, Inc. (a)	11,212	49,333
SciQuest, Inc. (a)	93	381
SCO Group, Inc. (a)	3,132	46,040
Secure Computing Corp. (a)	4,719	51,390
Segue Software, Inc. (a)	1,900	4,560
SERENA Software, Inc. (a)	4,635	89,919
Siebel Systems, Inc. (a)	64,121	646,340
Smith Micro Software, Inc. (a)	3,687	13,642
Sonic Foundry, Inc. (a)	1,800	2,088
SPSS, Inc. (a)	1,760	34,126
SS&C Technologies, Inc.	2,080	39,499
StorageNetworks, Inc. (a)	13,600	21,352
Sybase, Inc. (a)	11,847	200,333
Symantec Corp. (a)	19,025	1,092,606
Synopsys, Inc. (a)	9,480	646,631
Synplicity, Inc. (a)	300	2,043
Systems & Computer Technology Corp. (a)	3,700	40,700
Take-Two Interactive Software, Inc. (a)	4,600	136,942
TALX Corp.	2,374	50,236
Tarantella, Inc. (a)	840	949
TenFold Corp. (a)	2,690	4,035
THQ, Inc. (a)	5,700	89,490

	Shares	Value (Note 1)
TIBCO Software, Inc. (a)	32,652	$ 174,688
Timberline Software Corp.	354	2,900
TradeStation Group, Inc. (a)	3,740	37,213
Transaction Systems Architects, Inc. Class A (a)	6,378	90,823
Ulticom, Inc. (a)	4,033	41,943
Ultimate Software Group, Inc. (a)	5,525	38,951
VA Software Corp. (a)	11,502	39,107
Vastera, Inc. (a)	3,541	19,228
Verint Systems, Inc. (a)	3,200	72,448
Verisity Ltd. (a)	3,317	39,141
VERITAS Software Corp. (a)	54,001	1,861,954
Verity, Inc. (a)	5,230	62,342
Versant Corp. (a)	3,200	7,200
Versata, Inc. (a)	316	856
Vertel Corp. (a)	5,600	213
Viewpoint Corp. (a)	3,600	3,204
Visual Networks, Inc. (a)	6,000	8,700
Voxware, Inc. (a)	9,500	1,805
WatchGuard Technologies, Inc. (a)	2,887	13,367
Wave Systems Corp. Class A (a)	2,100	6,216
Wind River Systems, Inc. (a)	11,250	83,813
Witness Systems, Inc. (a)	1,170	5,850
		69,352,076
TOTAL INFORMATION TECHNOLOGY		266,841,097
MATERIALS - 2.9%
Chemicals - 1.5%
A. Schulman, Inc.	5,900	94,518
Air Products & Chemicals, Inc.	29,720	1,406,350
Airgas, Inc.	10,351	193,874
Albemarle Corp.	5,928	165,688
American Pacific Corp. (a)	800	6,576
American Vanguard Corp.	879	23,909
Arch Chemicals, Inc.	3,424	73,342
Atlantis Plastics, Inc. Class A (a)	600	4,140
Bairnco Corp.	800	5,000
Balchem Corp.	500	11,610
Cabot Corp.	8,674	235,846
Calgon Carbon Corp.	3,000	18,840
Cambrex Corp.	2,830	59,855
CFC International, Inc. (a)	600	3,576
Crompton Corp.	13,480	79,667
Cytec Industries, Inc. (a)	5,500	206,195
Dow Chemical Co.	120,228	4,151,473
E.I. du Pont de Nemours & Co.	131,241	5,871,722
Eastman Chemical Co.	10,104	361,824
Ecolab, Inc.	34,032	877,685
Eden Bioscience Corp. (a)	8,372	10,055
Engelhard Corp.	16,140	453,050
Ethyl Corp. (a)	680	7,834
Ferro Corp.	5,450	123,879
Flamemaster Corp.	400	2,592
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
FMC Corp. (a)	4,300	$ 107,027
Georgia Gulf Corp.	5,100	113,985
Great Lakes Chemical Corp.	7,272	154,094
H.B. Fuller Co.	4,800	127,152
Hawkins, Inc.	5,191	63,694
Headwaters, Inc. (a)	4,883	68,069
Hercules, Inc. (a)	13,896	155,635
IMC Global, Inc.	16,000	125,280
International Flavors & Fragrances, Inc.	11,593	365,180
LESCO, Inc. (a)	2,923	31,422
Lubrizol Corp.	7,100	241,400
Lyondell Chemical Co.	21,282	304,333
MacDermid, Inc.	4,758	136,031
Material Sciences Corp.	1,300	13,156
Millennium Chemicals, Inc.	10,539	114,032
Minerals Technologies, Inc.	3,200	161,760
Monsanto Co.	33,958	873,060
Nanophase Technologies Corp. (a)	3,697	20,334
NL Industries, Inc.	5,326	92,939
Olin Corp.	5,702	103,833
OM Group, Inc.	4,792	64,596
OMNOVA Solutions, Inc. (a)	3,100	11,997
Penford Corp.	600	8,046
Plymouth Rubber Co., Inc. Class A (a)	500	675
PolyOne Corp.	9,224	40,770
PPG Industries, Inc.	22,053	1,210,930
Praxair, Inc.	21,262	1,356,941
Quaker Chemical Corp.	700	17,115
Rohm & Haas Co.	28,723	1,043,507
RPM, Inc.	15,773	215,144
Sigma Aldrich Corp.	8,784	480,924
Solutia, Inc.	16,574	63,147
Southwall Technologies, Inc. (a)	800	1,240
Spartech Corp.	3,126	66,584
Stepan Co.	700	16,135
Summa Industries, Inc. (a)	500	3,710
Symyx Technologies, Inc. (a)	5,000	122,850
Terra Industries, Inc. (a)	2,954	3,663
The Scotts Co. Class A (a)	3,900	220,662
Valhi, Inc.	17,850	216,699
Valspar Corp.	6,729	312,697
Vulcan International Corp.	100	3,700
W.R. Grace & Co. (a)	5,790	19,512
Wellman, Inc.	2,274	18,419
Zoltek Companies, Inc. (a)	800	1,992
		23,343,171
Construction Materials - 0.1%
Amcol International Corp.	3,826	41,550
Ameron International Corp.	600	20,238
Centex Construction Products, Inc.	2,067	92,705
Florida Rock Industries, Inc.	3,914	203,332

	Shares	Value (Note 1)
Lafarge North America, Inc.	9,326	$ 319,322
Martin Marietta Materials, Inc.	6,300	240,849
Texas Industries, Inc.	3,522	90,058
U.S. Concrete, Inc. (a)	100	524
Vulcan Materials Co.	13,605	563,383
		1,571,961
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	5,023
Aptargroup, Inc.	5,080	198,933
Ball Corp.	7,086	374,141
Bemis Co., Inc.	6,829	309,149
Caraustar Industries, Inc. (a)	5,232	44,629
Chesapeake Corp.	3,900	92,820
Crown Holdings, Inc. (a)	20,191	149,817
Graphic Packaging Corp. (a)	8,400	33,600
Greif Brothers Corp. Class A	4,918	125,704
Longview Fibre Co.	10,700	105,181
Mod-Pacific Corp. (a)	1,150	9,608
Myers Industries, Inc.	2,268	23,814
Owens-Illinois, Inc. (a)	21,462	245,740
Packaging Corp. of America (a)	12,800	257,792
Packaging Dynamics Corp. (a)	320	2,400
Pactiv Corp. (a)	19,790	397,383
Rock-Tenn Co. Class A	5,000	80,750
Sealed Air Corp. (a)	11,213	545,625
Silgan Holdings, Inc. (a)	3,200	102,080
Smurfit-Stone Container Corp. (a)	31,770	501,331
Sonoco Products Co.	12,050	274,379
Temple-Inland, Inc.	7,074	352,144
		4,232,043
Metals & Mining - 0.6%
AK Steel Holding Corp. (a)	12,468	32,916
Alcoa, Inc.	110,889	3,166,990
Allegheny Technologies, Inc.	10,138	75,528
Alliance Resource Partners LP	1,538	44,171
Arch Coal, Inc.	6,319	145,021
Brush Engineered Materials, Inc. (a)	4,706	42,166
Carpenter Technology Corp.	4,219	87,840
Century Aluminum Co.	6,300	58,275
Cleveland-Cliffs, Inc. (a)	1,480	38,332
Coeur d'Alene Mines Corp. (a)	23,879	75,219
Commercial Metals Co.	2,602	51,468
Commonwealth Industries, Inc.	500	2,525
CONSOL Energy, Inc.	9,700	195,940
Freeport-McMoRan Copper & Gold, Inc. Class B	22,777	683,310
Gibraltar Steel Corp.	1,411	31,465
Glamis Gold Ltd. (a)	16,156	229,792
GrafTech International Ltd. (a)	6,250	50,000
Hecla Mining Co. (a)	17,839	119,521
IMCO Recycling, Inc. (a)	5,363	39,579
Liquidmetal Technologies (a)	7,572	28,395
Massey Energy Co.	9,186	116,203
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	12,986	$ 169,984
National Steel Corp. Class B (a)	1,800	22
Natural Resource Partners LP	1,123	38,496
Newmont Mining Corp. Holding Co.	52,234	2,050,707
NN, Inc.	100	1,275
Nucor Corp.	10,524	541,039
Oregon Steel Mills, Inc. (a)	700	2,380
Peabody Energy Corp.	6,345	200,819
Phelps Dodge Corp. (a)	11,857	569,017
Quanex Corp.	1,636	57,178
Roanoke Electric Steel Corp.	5,013	47,624
Royal Gold, Inc.	3,723	91,102
RTI International Metals, Inc. (a)	4,252	44,646
Ryerson Tull, Inc.	1,290	11,210
Schnitzer Steel Industries, Inc. Class A	1,514	37,547
Southern Peru Copper Corp.	2,262	38,680
Steel Dynamics, Inc. (a)	7,600	122,816
Steel Technologies, Inc.	2,600	31,200
Stillwater Mining Co. (a)	4,794	35,188
Synalloy Corp. (a)	700	4,228
Titanium Metals Corp. (a)	410	12,813
United States Steel Corp.	12,959	238,575
Universal Stainless & Alloy Products, Inc. (a)	2,700	19,872
USEC, Inc.	15,100	108,418
WHX Corp. (a)	166	473
Worthington Industries, Inc.	12,166	183,707
		9,973,672
Paper & Forest Products - 0.4%
Boise Cascade Corp.	7,766	211,624
Bowater, Inc.	7,306	316,423
Buckeye Technologies, Inc. (a)	6,535	51,300
Deltic Timber Corp.	2,383	76,780
Georgia-Pacific Corp.	32,953	763,521
International Paper Co.	62,825	2,547,554
Louisiana-Pacific Corp. (a)	12,375	162,731
MeadWestvaco Corp.	26,363	668,302
P.H. Glatfelter Co.	6,530	84,433
Pope & Talbot, Inc.	1,500	19,275
Potlatch Corp.	4,800	141,552
Rayonier, Inc.	5,400	214,002
Wausau-Mosinee Paper Corp.	9,800	124,950
Weyerhaeuser Co.	28,589	1,701,046
		7,083,493
TOTAL MATERIALS		46,204,340
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
Alaska Communication Systems Group, Inc. (a)	4,500	18,041

	Shares	Value (Note 1)
Allegiance Telecom, Inc. (a)	7,100	$ 355
ALLTEL Corp.	40,528	1,856,182
Andersen Group, Inc. (a)	1,700	9,350
AT&T Corp.	103,279	2,303,122
BellSouth Corp.	243,199	6,128,615
CenturyTel, Inc.	18,842	654,948
Choice One Communications, Inc. (a)	1,740	487
Cincinnati Bell, Inc. (a)	32,081	181,258
Citizens Communications Co. (a)	35,883	409,066
Cogent Communications Group, Inc. (a)	43	49
Commonwealth Telephone Enterprises, Inc. (a)	3,600	142,056
Covad Communications Group, Inc. (a)	33,781	128,368
CT Communications, Inc.	1,738	22,038
D&E Communications, Inc.	2,800	37,800
Fibernet Telecom Group, Inc. (a)	30	32
Focal Communications Corp. (a)	111	0
General Communications, Inc. Class A (a)	6,544	55,951
HickoryTech Corp.	540	6,248
Hungarian Telephone & Cable Corp. (a)	4,123	41,024
I-Link Corp. (a)	9,000	1,980
IDT Corp. (a)	2,317	40,594
Infonet Services Corp. Class B (a)	55,508	96,584
Level 3 Communications, Inc. (a)	63,417	318,353
McLeodUSA, Inc. Class A (a)	16,080	18,331
North Pittsburgh Systems, Inc.	2,140	38,734
OpticNet, Inc. (a)	1,200	0
Pac-West Telecomm, Inc. (a)	1,090	1,613
Primus Telecommunications Group, Inc. (a)	7,423	56,860
PTEK Holdings, Inc. (a)	8,216	59,237
Qwest Communications International, Inc. (a)	221,902	987,464
SBC Communications, Inc.	437,650	9,842,749
Shenandoah Telecommunications Co.	900	39,069
Sprint Corp. - FON Group	118,328	1,747,705
SureWest Communications	1,661	61,341
Talk America Holdings, Inc. (a)	4,710	60,571
Time Warner Telecom, Inc. Class A (a)	7,389	43,152
U.S. LEC Corp. Class A (a)	2,800	11,704
Verizon Communications, Inc.	361,965	12,784,604
WilTel Communications, Inc. (a)	7,852	126,653
WorldQuest Networks, Inc. (a)	310	840
XETA Technologies, Inc. (a)	2,000	10,214
Z-Tel Technologies, Inc. (a)	3,657	6,436
		38,349,778
Wireless Telecommunication Services - 0.6%
Aether Systems, Inc. (a)	7,213	39,022
AirGate PCS, Inc. (a)	4,300	7,568
Alamosa Holdings, Inc. (a)	15,050	56,588
American Tower Corp. Class A (a)	25,393	288,972
At Road, Inc. (a)	6,908	92,774
AT&T Wireless Services, Inc. (a)	354,838	3,058,704
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Boston Communications Group, Inc. (a)	3,325	$ 44,721
Centennial Communications Corp. Class A (a)	10,033	54,580
Crown Castle International Corp. (a)	27,700	297,775
Dobson Communications Corp. Class A (a)	10,801	99,369
EMS Technologies, Inc. (a)	1,860	32,736
GoAmerica, Inc. (a)	2,400	744
i3 Mobile, Inc. (a)	4,300	2,709
LCC International, Inc. (a)	2,300	13,340
Leap Wireless International, Inc. (a)	1,800	56
Metro One Telecommunications, Inc. (a)	5,800	23,200
Nextel Communications, Inc. Class A (a)	134,620	2,595,474
Nextel Partners, Inc. Class A (a)	20,587	169,431
Price Communications Corp. (a)	5,165	68,075
Rural Cellular Corp. Class A (a)	4,700	32,900
SBA Communications Corp. Class A (a)	6,500	21,775
SPEEDUS Corp. (a)	6,200	7,068
Sprint Corp. - PCS Group Series 1 (a)	132,602	688,204
Telephone & Data Systems, Inc.	6,807	390,858
Triton PCS Holdings, Inc. Class A (a)	6,400	36,160
U.S. Cellular Corp. (a)	11,060	309,238
U.S. Unwired, Inc. Class A (a)	8,000	7,600
Ubiquitel, Inc. (a)	16,900	26,702
Western Wireless Corp. Class A (a)	10,517	194,354
Wireless Facilities, Inc. (a)	7,785	107,122
		8,767,819
TOTAL TELECOMMUNICATION SERVICES		47,117,597
UTILITIES - 2.8%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	15,582	144,445
Alliant Energy Corp.	13,100	274,183
Ameren Corp.	20,270	861,475
American Electric Power Co., Inc.	51,250	1,450,888
Baycorp Holdings Ltd. (a)	2,577	33,475
Black Hills Corp.	4,124	133,659
CenterPoint Energy, Inc.	42,307	359,186
Central Vermont Public Service Corp.	2,400	51,792
CH Energy Group, Inc.	1,700	75,225
Cinergy Corp.	22,042	754,277
Cleco Corp.	8,300	129,812
CMS Energy Corp.	17,327	115,571
Consolidated Edison, Inc.	28,752	1,136,567
Dominion Resources, Inc.	40,737	2,467,847
DPL, Inc.	15,869	245,176
DQE, Inc.	10,200	150,450
DTE Energy Co.	21,587	753,602
Edison International (a)	42,806	807,321

	Shares	Value (Note 1)
El Paso Electric Co. (a)	8,800	$ 98,120
Empire District Electric Co.	5,700	122,892
Entergy Corp.	29,440	1,544,128
Exelon Corp.	42,571	2,507,432
FirstEnergy Corp.	38,335	1,121,682
FPL Group, Inc.	23,788	1,471,526
Great Plains Energy, Inc.	9,700	280,912
Green Mountain Power Corp.	2,020	43,167
Hawaiian Electric Industries, Inc.	3,774	162,207
IDACORP, Inc.	3,800	92,112
MGE Energy, Inc.	3,300	104,854
Northeast Utilities	16,600	286,682
NSTAR	7,234	322,636
OGE Energy Corp.	12,400	269,452
Otter Tail Corp.	2,600	68,900
Pepco Holdings, Inc.	22,916	398,051
PG&E Corp. (a)	53,608	1,188,489
Pinnacle West Capital Corp.	11,526	395,342
PNM Resources, Inc.	6,200	169,880
PPL Corp.	21,733	862,148
Progress Energy, Inc.	31,216	1,263,936
Public Service Enterprise Group, Inc.	29,198	1,236,243
Puget Energy, Inc.	11,945	260,401
Southern Co.	94,453	2,680,576
TECO Energy, Inc.	23,801	281,566
Texas Genco Holdings, Inc.	1,500	36,750
TXU Corp.	42,286	930,292
UIL Holdings Corp.	2,900	104,545
Unisource Energy Corp.	5,073	95,068
Unitil Corp.	1,979	49,871
Wisconsin Energy Corp.	14,600	425,444
WPS Resources Corp.	5,400	209,628
Xcel Energy, Inc.	52,629	771,015
		29,800,898
Gas Utilities - 0.3%
AGL Resources, Inc.	8,800	244,904
Atmos Energy Corp.	3,765	91,678
Cascade Natural Gas Corp.	2,816	53,560
Chesapeake Utilities Corp.	3,158	75,224
Delta Natural Gas Co., Inc.	1,500	34,725
EnergySouth, Inc.	1,299	42,858
Inergy LP	1,903	75,359
KeySpan Corp.	20,089	678,004
Kinder Morgan Management LLC	5,152	192,170
Kinder Morgan, Inc.	15,792	840,924
New Jersey Resources Corp.	2,158	77,904
Nicor, Inc.	7,539	256,251
NiSource, Inc.	32,894	636,170
Northwest Natural Gas Co.	3,400	96,866
NUI Corp.	3,842	61,664
Peoples Energy Corp.	5,996	240,739
Piedmont Natural Gas Co., Inc.	2,806	108,592
Sempra Energy	26,688	793,968
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Southern Union Co.	8,520	$ 143,647
Southwest Gas Corp.	2,072	46,806
Southwestern Energy Co. (a)	7,000	127,120
TC Pipelines LP	1,000	31,600
UGI Corp.	6,300	192,465
WGL Holdings, Inc.	4,894	131,600
		5,274,798
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	79,396	514,486
Aquila, Inc.	19,826	47,979
Avista Corp.	6,841	106,514
Calpine Corp. (a)	48,767	275,046
Constellation Energy Group, Inc.	21,177	770,631
Duke Energy Corp.	117,865	2,013,134
Dynegy, Inc. Class A (a)	46,221	142,823
El Paso Corp.	80,438	590,415
Energen Corp.	5,500	196,240
Energy East Corp.	17,703	382,208
Equitable Resources, Inc.	7,600	299,972
MDU Resources Group, Inc.	8,793	298,522
National Fuel Gas Co.	10,800	250,020
Northwestern Corp.	7,100	6,106
ONEOK, Inc.	8,166	171,404
Questar Corp.	10,442	334,979
Reliant Resources, Inc. (a)	37,058	171,208
SCANA Corp.	14,091	479,094
Sierra Pacific Resources (a)	19,239	96,772
Vectren Corp.	8,462	192,087
Westar Energy, Inc.	11,600	203,812
Williams Companies, Inc.	68,230	622,940
		8,166,392
Water Utilities - 0.1%
American States Water Co.	3,400	85,068
Artesian Resources Corp. Class A	2,095	49,693
California Water Service Group	3,300	83,160
Middlesex Water Co.	2,057	54,511
Philadelphia Suburban Corp.	9,125	215,806
SJW Corp.	1,100	92,620
Southwest Water Co.	4,289	59,188
		640,046
TOTAL UTILITIES		43,882,134
TOTAL COMMON STOCKS (Cost $1,703,151,828)		1,558,924,782
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Cornerstone Realty Income Trust, Inc. Series B (a)	11	$ 88
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23)		88
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	518	26
TOTAL NONCONVERTIBLE BONDS (Cost $918)		32
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 0.88% to 0.91% 10/2/03(c) (Cost $6,494,854)	6,500,000	6,494,813
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 1.11% (b)	107,283,323	107,283,323
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	29,257,204	29,257,204
TOTAL MONEY MARKET FUNDS (Cost $136,540,527)		136,540,527
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $1,846,188,150)		1,701,960,242
NET OTHER ASSETS - (7.3)%		(115,263,427)
NET ASSETS - 100%		$ 1,586,696,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
11 Russell 2000® Index Contracts	Sept. 2003	$ 2,735,975	$ 56,045
5 S&P 500® E-Mini Index Contracts	Sept. 2003	251,925	(510)
90 S&P 500 Index Contracts	Sept. 2003	22,673,250	91,122
8 S&P ® MidCap 400 Index Contracts	Sept. 2003	2,075,200	50,660
		$ 27,736,350	$ 197,317
The face value of futures purchased as a percentage of net assets - 1.7%
Swap Agreements
		Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Total Return Swap
Receive a monthly return equal to that of Plains All-American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 157,677	$ 1,324
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,494,813.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $347,760,668 and $29,240,338, respectively.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $47,458,000 of which $11,168,000 and $36,290,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,589,255) (cost $1,846,188,150) - See accompanying schedule		$ 1,701,960,242
Receivable for investments sold		4,215,562
Receivable for fund shares sold		4,214,363
Dividends receivable		2,054,348
Interest receivable		81,828
Redemption fees receivable		1,619
Receivable for daily variation on futures contracts		204,711
Unrealized gain on swap agreements		1,324
Receivable from investment adviser for expense reductions		191,328
Other receivables		20,876
Total assets		1,712,946,201

Liabilities
Payable for investments purchased	$ 94,123,498
Payable for fund shares redeemed	2,332,518
Accrued management fee	305,511
Other payables and accrued expenses	230,655
Collateral on securities loaned, at value	29,257,204
Total liabilities		126,249,386

Net Assets		$ 1,586,696,815
Net Assets consist of:
Paid in capital		$ 1,782,367,704
Undistributed net investment income		8,966,711
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,608,333)
Net unrealized appreciation (depreciation) on investments		(144,029,267)
Net Assets, for 58,366,185 shares outstanding		$ 1,586,696,815
Net Asset Value, offering price and redemption price per share ($1,586,696,815 ÷ 58,366,185 shares)		$ 27.19

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 10,046,907
Interest		375,898
Security lending		123,434
Total income		10,546,239

Expenses
Management fee	$ 1,602,230
Transfer agent fees	847,542
Accounting and security lending fees	158,925
Non-interested trustees' compensation	2,509
Custodian fees and expenses	25,115
Registration fees	67,167
Audit	24,131
Legal	4,527
Miscellaneous	4,701
Total expenses before reductions	2,736,847
Expense reductions	(1,066,532)	1,670,315
Net investment income (loss)		8,875,924
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,047,447)
Foreign currency transactions	3,221
Futures contracts	9,924,740
Swap agreements	205,303
Total net realized gain (loss)		7,085,817
Change in net unrealized appreciation (depreciation) on: Investment securities	256,727,686
Futures contracts	425,746
Swap agreements	(34,635)
Total change in net unrealized appreciation (depreciation)		257,118,797
Net gain (loss)		264,204,614
Net increase (decrease) in net assets resulting from operations		$ 273,080,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,875,924	$ 14,591,538
Net realized gain (loss)	7,085,817	(37,134,023)
Change in net unrealized appreciation (depreciation)	257,118,797	(237,454,823)
Net increase (decrease) in net assets resulting from operations	273,080,538	(259,997,308)
Distributions to shareholders from net investment income	(2,540,831)	(13,926,895)
Share transactions Net proceeds from sales of shares	433,207,003	471,460,314
Reinvestment of distributions	2,348,162	12,692,541
Cost of shares redeemed	(123,291,415)	(317,128,259)
Net increase (decrease) in net assets resulting from share transactions	312,263,750	167,024,596
Redemption fees	87,022	139,137
Total increase (decrease) in net assets	582,890,479	(106,760,470)

Net Assets
Beginning of period	1,003,806,336	1,110,566,806
End of period (including undistributed net investment income of $8,966,711 and undistributed net investment income of $2,631,618, respectively)	$ 1,586,696,815	$ 1,003,806,336
Other Information Shares
Sold	17,763,856	19,053,873
Issued in reinvestment of distributions	102,049	527,005
Redeemed	(4,984,270)	(12,967,918)
Net increase (decrease)	12,881,635	6,612,960

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 28.57	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.17	.35	.34	.35	.41	.41
Net realized and unrealized gain (loss)	5.00	(6.53)	(2.97)	(5.77)	6.14	3.33
Total from investment operations	5.17	(6.18)	(2.63)	(5.42)	6.55	3.74
Distributions from net investment income	(.05)	(.32)	(.32)	(.30)	(.29)	(.23)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.28)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.05)	(.32)	(.32)	(.48)	(.48)	(.51)
Redemption fees added to paid in capital D	- G	- G	- G	.01	.04	.29
Net asset value, end of period	$ 27.19	$ 22.07	$ 28.57	$ 31.52	$ 37.41	$ 31.30
Total Return B,C	23.47%	(21.73)%	(8.36)%	(14.61)%	21.13%	14.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.41% A	.41%	.41%	.41%	.47%	.67%
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25%	.26%	.27%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.27%
Net investment income (loss)	1.33% A	1.39%	1.15%	.97%	1.17%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586,697	$ 1,003,806	$ 1,110,567	$ 1,010,560	$ 858,193	$ 213,285
Portfolio turnover rate	5% A	3%	7%	16%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.3	4.7
Liberty Media Corp. Class A	1.1	1.1
InterActiveCorp	0.9	0.6
Cox Communications, Inc. Class A	0.7	0.9
Amazon.com, Inc.	0.7	0.4
Genentech, Inc.	0.7	0.4
General Motors Corp. Class H	0.6	0.5
Gilead Sciences, Inc.	0.5	0.3
Fox Entertainment Group, Inc. Class A	0.4	0.5
M&T Bank Corp.	0.4	0.4
	9.3
Market Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	28.7
Consumer Discretionary	19.9	18.8
Information Technology	15.3	12.4
Health Care	12.8	11.5
Industrials	9.5	10.3
Energy	4.8	5.3
Consumer Staples	3.4	3.8
Materials	3.1	3.4
Utilities	2.9	3.4
Telecommunication Services	1.1	0.9

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	6,700	$ 80,333
Amcast Industrial Corp. (a)	1,000	1,450
American Axle & Manufacturing Holdings, Inc. (a)	13,158	427,635
Amerigon, Inc. (a)	3,727	16,026
ArvinMeritor, Inc.	17,963	338,064
Bandag, Inc.	4,600	160,908
BorgWarner, Inc.	6,884	490,278
Collins & Aikman Corp. (a)	21,460	65,882
Dura Automotive Systems, Inc. Class A (a)	4,844	51,056
Gentex Corp.	19,432	728,894
IMPCO Technologies, Inc. (a)	5,623	39,355
Intermet Corp.	8,800	33,616
Keystone Automotive Industries, Inc. (a)	3,920	82,242
Lear Corp. (a)	16,989	943,739
Midas, Inc. (a)	4,631	57,888
Modine Manufacturing Co.	8,367	206,665
Noble International Ltd.	2,600	23,530
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	3,886	18,847
R&B, Inc. (a)	1,500	19,890
Raytech Corp. (a)	8,400	28,308
Sauer-Danfoss, Inc.	11,271	155,653
Shiloh Industries, Inc. (a)	8,548	27,866
Spartan Motors, Inc.	5,600	45,584
Sports Resorts International, Inc. (a)	11,528	57,064
Standard Motor Products, Inc.	3,856	37,673
Starcraft Corp.	1,100	37,742
Stoneridge, Inc. (a)	5,233	82,943
Strattec Security Corp. (a)	1,296	67,262
Superior Industries International, Inc.	6,796	294,063
Tenneco Automotive, Inc. (a)	11,900	70,567
Tower Automotive, Inc.	13,800	60,168
		4,751,191
Automobiles - 0.1%
Coachmen Industries, Inc.	4,892	63,938
Monaco Coach Corp. (a)	7,962	147,854
National R.V. Holdings, Inc. (a)	1,500	10,680
Thor Industries, Inc.	7,311	396,183
Winnebago Industries, Inc.	4,683	230,638
		849,293
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,800	49,200
All American Semiconductor, Inc. (a)	3,900	15,405
Amcon Distributing Co.	6,558	30,823
Andersons, Inc.	5,064	67,407
Aristotle Corp. (a)	3,388	16,428
Blue Rhino Corp. (a)	4,900	64,190
Handleman Co. (a)	6,373	114,841
Jaco Electronics, Inc. (a)	4,100	20,992

	Shares	Value (Note 1)
Magic Lantern Group, Inc. (a)	21,863	$ 20,988
Noland Co.	500	17,700
Source Interlink Companies, Inc. (a)	5,400	42,768
WESCO International, Inc. (a)	10,987	65,373
		526,115
Hotels, Restaurants & Leisure - 2.7%
Acres Gaming, Inc. (a)	3,370	38,317
AFC Enterprises, Inc. (a)	6,736	110,470
Alliance Gaming Corp. (a)	12,649	284,982
Ambassadors Group, Inc. (a)	1,700	29,767
American Wagering, Inc. (a)	4,600	736
Ameristar Casinos, Inc. (a)	7,100	166,637
Angelo & Maxie's, Inc. (a)	17	43
Applebee's International, Inc.	13,923	447,485
Argosy Gaming Co. (a)	7,446	179,821
ARK Restaurants Corp. (a)	4,117	44,011
Avado Brands, Inc. (a)	5,700	1,254
Aztar Corp. (a)	9,454	163,082
Back Yard Burgers, Inc. (a)	5,100	28,968
Bally Total Fitness Holding Corp. (a)	8,100	78,408
Benihana, Inc. Class A	4,025	49,830
Bob Evans Farms, Inc.	8,556	231,269
Boca Resorts, Inc. Class A (a)	9,426	120,464
Boyd Gaming Corp.	16,184	248,424
Brinker International, Inc. (a)	24,931	852,640
Buca, Inc. (a)	5,700	38,640
California Pizza Kitchen, Inc. (a)	3,900	68,250
CBRL Group, Inc.	12,500	436,000
CEC Entertainment, Inc. (a)	6,913	271,128
Cedar Fair LP (depository unit)	12,560	348,038
Champps Entertainment, Inc. (a)	6,500	40,625
Checkers Drive-In Restaurants, Inc. (a)	5,200	53,144
Chicago Pizza & Brewery, Inc. (a)	5,814	69,768
Choice Hotels International, Inc. (a)	9,200	299,000
Churchill Downs, Inc.	3,354	120,945
CKE Restaurants, Inc. (a)	13,494	85,012
Creative Host Services, Inc. (a)	4,400	8,800
Creative Host Services, Inc.:
warrants 9/8/03 (a)	59	0
warrants 10/2/03 (a)	109	0
Dave & Buster's, Inc. (a)	2,999	30,110
Dover Downs Gaming & Entertainment, Inc.	3,971	37,248
Dover Motorsports, Inc.	7,219	30,897
Elxsi Corp. (a)	100	304
Empire Resorts, Inc. (a)	1,107	15,597
Extended Stay America, Inc. (a)	23,967	365,976
Famous Dave's of America, Inc. (a)	7,200	43,200
Friendly Ice Cream Corp. (a)	6,446	47,056
Frisch's Restaurants, Inc.	3,641	79,556
Garden Fresh Restaurant Corp. (a)	4,300	42,871
Gaylord Entertainment Co. (a)	8,948	180,302
GB Holdings, Inc. (a)	5,920	16,280
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GTECH Holdings Corp.	14,486	$ 613,917
IHOP Corp.	5,317	187,371
International Speedway Corp. Class A	13,610	545,761
Interstate Hotels & Resorts, Inc. (a)	3,900	19,695
Isle of Capri Casinos, Inc. (a)	7,669	144,177
Jack in the Box, Inc. (a)	9,516	201,644
John Q. Hammons Hotels, Inc. Class A (a)	6,130	37,393
Krispy Kreme Doughnuts, Inc. (a)	14,892	657,184
La Quinta Corp. unit (a)	40,134	218,329
Lakes Entertainment, Inc. (a)	4,584	41,490
Landry's Seafood Restaurants, Inc.	7,297	155,791
Littlefield Corp. (a)	500	225
Lone Star Steakhouse & Saloon, Inc.	5,095	110,358
Luby's, Inc. (a)	4,500	11,025
Mandalay Resort Group	15,268	580,184
Marcus Corp.	7,094	100,664
Max & Erma's Restaurants, Inc. (a)	3,001	50,837
MGM MIRAGE (a)	39,001	1,414,176
Mikohn Gaming Corp. (a)	2,994	18,922
MTR Gaming Group, Inc. (a)	8,800	71,280
Multimedia Games, Inc. (a)	2,900	78,561
Navigant International, Inc. (a)	3,554	47,979
O'Charleys, Inc. (a)	4,414	74,861
Outback Steakhouse, Inc.	19,340	747,491
P.F. Chang's China Bistro, Inc. (a)	6,350	295,275
Panera Bread Co. Class A (a)	7,414	327,328
Papa John's International, Inc. (a)	4,250	107,100
Park Place Entertainment Corp. (a)	77,259	678,334
Penn National Gaming, Inc. (a)	9,849	218,155
Pinnacle Entertainment, Inc. (a)	8,500	52,190
Prime Hospitality Corp. (a)	11,867	106,210
Rare Hospitality International, Inc. (a)	5,572	212,182
Red Robin Gourmet Burgers, Inc. (a)	3,748	84,293
Royal Caribbean Cruises Ltd.	49,750	1,549,713
Rubio's Restaurants, Inc. (a)	4,200	20,660
Ruby Tuesday, Inc.	16,062	365,732
Ryan's Family Steak Houses, Inc. (a)	9,978	133,506
Schlotzskys, Inc. (a)	300	699
Scientific Games Corp. Class A (a)	15,200	134,976
ShoLodge, Inc. (a)	100	350
Shuffle Master, Inc. (a)	4,710	136,402
Six Flags, Inc. (a)	24,001	128,405
Sonic Corp. (a)	9,889	231,996
Speedway Motorsports, Inc.	10,536	262,241
Station Casinos, Inc.	14,634	435,362
Steak n Shake Co. (a)	6,677	96,483
The Cheesecake Factory, Inc. (a)	13,080	476,635
Total Entertainment Restaurant Corp. (a)	5,300	58,035
Triarc Companies, Inc. Class A (a)	5,148	160,875
Trump Hotels & Casino Resorts, Inc. (a)	13,900	25,715

	Shares	Value (Note 1)
Vail Resorts, Inc. (a)	6,837	$ 101,666
Westcoast Hospitality Corp. (a)	3,588	15,249
WMS Industries, Inc. (a)	8,100	193,995
Worldwide Restaurant Concepts, Inc. (a)	4,895	18,307
Wyndham International, Inc. Class A (a)	53,505	21,402
Wynn Resorts Ltd.	8,402	139,893
		18,724,034
Household Durables - 1.9%
A.T. Cross Co. Class A (a)	8,485	51,334
Advanced Lighting Technologies, Inc. (a)	2,400	288
Applica, Inc.	6,500	50,960
Bassett Furniture Industries, Inc.	3,484	48,497
Beazer Homes USA, Inc. (a)	3,576	297,237
Blyth, Inc.	11,707	328,733
Boston Acoustics, Inc.	4,991	56,298
Brookfield Homes Corp.	8,100	147,825
Bush Industries, Inc. Class A	1,900	8,759
Capital Pacific Holdings, Inc. (a)	3,184	17,353
Cavalier Homes, Inc. (a)	13,923	36,896
Cavco Industries, Inc. (a)	854	16,277
Champion Enterprises, Inc. (a)	13,600	98,600
Chromcraft Revington, Inc. (a)	3,685	49,011
Cobra Electronics Corp. (a)	1,210	8,119
Craftmade International, Inc.	3,400	68,003
CSS Industries, Inc.	3,555	86,209
D.R. Horton, Inc.	37,906	1,179,635
Department 56, Inc. (a)	2,831	39,351
Dixie Group, Inc. (a)	2,671	8,654
Dominion Homes, Inc. (a)	2,700	58,695
Emerson Radio Corp. (a)	9,900	32,967
Enesco Group, Inc. (a)	4,399	38,447
Ethan Allen Interiors, Inc.	9,372	362,790
Fedders Corp.	13,593	52,333
Fleetwood Enterprises, Inc. (a)	8,360	91,960
Flexsteel Industries, Inc.	3,411	65,662
Foamex International, Inc. (a)	9,100	53,690
Furniture Brands International, Inc. (a)	14,596	418,175
Harman International Industries, Inc.	8,297	826,796
Helen of Troy Ltd. (a)	7,228	156,840
Hovnanian Enterprises, Inc. Class A (a)	7,744	477,572
Innovo Group, Inc. (a)	3,644	21,500
Interface, Inc. Class A	14,123	80,642
Jarden Corp. (a)	3,727	122,506
Kimball International, Inc. Class B	9,270	140,997
La-Z-Boy, Inc.	14,365	321,058
Lennar Corp. Class A	18,195	1,223,614
Libbey, Inc.	3,246	89,297
Lifetime Hoan Corp.	5,924	53,790
M.D.C. Holdings, Inc.	7,491	382,715
M/I Schottenstein Homes, Inc.	3,765	163,326
Media Arts Group, Inc. (a)	600	1,290
Meritage Corp. (a)	3,601	161,901
Mestek, Inc. (a)	3,662	63,170
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Metromedia International Group, Inc. (a)	3,535	$ 566
MITY Enterprises, Inc. (a)	3,403	41,483
Modtech Holdings, Inc. (a)	6,225	49,551
Mohawk Industries, Inc. (a)	16,892	1,232,440
National Presto Industries, Inc.	1,974	72,150
NVR, Inc. (a)	1,862	807,177
Oakwood Homes Corp. (a)	7,600	1,444
Oneida Ltd.	5,348	29,735
Palm Harbor Homes, Inc. (a)	5,690	105,322
Russ Berrie & Co., Inc.	4,825	174,231
Ryland Group, Inc.	6,410	430,496
Salton, Inc. (a)	2,904	30,899
Skyline Corp.	2,612	84,446
Standard Pacific Corp.	8,585	305,111
Stanley Furniture Co., Inc.	1,933	56,424
Technical Olympic USA, Inc. (a)	7,800	216,294
The Rowe Companies (a)	2,010	3,618
Toll Brothers, Inc. (a)	18,098	537,873
Toro Co.	6,100	286,578
Tripath Technology, Inc. (a)	10,498	19,841
Universal Electronics, Inc. (a)	3,453	45,852
Virco Manufacturing Co.	5,149	35,271
WCI Communities, Inc. (a)	11,800	182,074
WestPoint Stevens, Inc. (a)	16,200	275
William Lyon Homes, Inc. (a)	2,700	100,845
Yankee Candle Co., Inc. (a)	13,665	320,444
		13,230,212
Internet & Catalog Retail - 1.8%
1-800-FLOWERS.com, Inc. Class A (a)	7,600	72,048
Alloy, Inc. (a)	12,109	79,798
Amazon.com, Inc. (a)	102,120	4,742,453
Audible, Inc. (a)	4,200	5,754
Barnesandnoble.com LLC Class A (a)	18,475	42,123
Blair Corp.	1,796	36,998
Bluefly, Inc. (a)	1,900	1,900
Coldwater Creek, Inc. (a)	4,800	84,662
dELiA*s Corp. Class A (a)	14,088	12,961
Drugstore.com, Inc. (a)	17,900	114,202
FTD, Inc. Class A (a)	3,685	86,192
Gaiam, Inc. Class A (a)	4,000	20,800
GSI Commerce, Inc. (a)	10,860	130,320
Hanover Direct, Inc. (a)	63,066	16,397
Hollywood Media Corp. (a)	3,700	4,181
Insight Enterprises, Inc. (a)	11,993	215,634
InterActiveCorp (a)	158,557	5,868,195
J. Jill Group, Inc. (a)	4,300	64,113
MediaBay, Inc. (a)	6,400	5,114
NetFlix, Inc. (a)	5,225	173,418
Overstock.com, Inc. (a)	3,600	51,300
Paragon Financial Corp. (a)	31,533	15,767
PC Mall, Inc. (a)	3,800	30,670

	Shares	Value (Note 1)
PhotoWorks, Inc. (a)	8,700	$ 2,610
Priceline.com, Inc. (a)	9,741	384,672
Sportsmans Guide, Inc. (a)	2,828	36,990
Stamps.com, Inc. (a)	13,400	68,340
Student Advantage, Inc. (a)	150	98
Summit America Television, Inc. (a)	15,326	45,978
Systemax, Inc. (a)	10,901	66,823
ValueVision Media, Inc. Class A (a)	9,100	150,696
Varsity Group, Inc. (a)	5,124	15,628
		12,646,835
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc.	4,739	105,538
Adams Golf, Inc. (a)	10,200	3,978
Aldila, Inc. (a)	300	660
Anthony & Sylvan Pools Corp. (a)	50	164
Arctic Cat, Inc.	5,557	121,365
Boyds Collection, Ltd. (a)	14,212	59,690
Callaway Golf Co.	19,122	287,404
Coastcast Corp. (a)	300	543
Concord Camera Corp. (a)	7,225	86,556
Escalade, Inc. (a)	1,100	19,120
Huffy Corp. (a)	7,300	53,655
JAKKS Pacific, Inc. (a)	6,604	79,248
Johnson Outdoors, Inc. Class A (a)	2,062	28,909
K2, Inc. (a)	6,904	123,513
Leapfrog Enterprises, Inc. Class A (a)	6,168	231,300
Marine Products Corp.	5,407	68,939
MarineMax, Inc. (a)	3,671	53,303
Marvel Enterprises, Inc. (a)	17,075	373,943
Meade Instruments Corp. (a)	4,300	13,975
Nautilus Group, Inc.	8,804	103,007
Oakley, Inc. (a)	17,110	186,328
Parkervision, Inc. (a)	3,900	30,771
Polaris Industries, Inc.	5,559	429,488
RC2 Corp. (a)	4,487	76,728
SCP Pool Corp. (a)	5,887	241,367
Steinway Musical Instruments, Inc. (a)	3,421	57,131
Sturm Ruger & Co., Inc.	7,761	86,690
		2,923,313
Media - 7.0%
4Kids Entertainment, Inc. (a)	3,400	74,494
ACME Communications, Inc. (a)	6,800	52,700
ACT Teleconferencing, Inc. (a)	2,700	6,129
ADVO, Inc. (a)	5,218	230,375
AMC Entertainment, Inc. (a)	9,850	114,753
APAC Customer Services, Inc. (a)	14,300	39,468
Ballantyne of Omaha, Inc. (a)	30	40
Beasley Broadcast Group, Inc. Class A (a)	4,400	64,548
Belo Corp. Series A	28,833	672,386
Brilliant Digital Entertainment, Inc. (a)	4,500	1,845
Cablevision Systems Corp. - NY Group Class A (a)	56,134	1,131,100
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cadmus Communications Corp.	5,040	$ 55,440
Carmike Cinemas, Inc. (a)	2,339	59,434
Catalina Marketing Corp. (a)	13,928	193,738
Championship Auto Racing Teams, Inc. (a)	6,200	6,448
Charter Communications, Inc. Class A (a)	75,549	339,971
Citadel Broadcasting Corp.	8,900	196,512
Courier Corp.	1,001	52,302
Cox Communications, Inc. Class A (a)	153,954	5,037,375
Cox Radio, Inc. Class A (a)	10,458	252,456
Crown Media Holdings, Inc. Class A (a)	17,135	105,380
Cumulus Media, Inc. Class A (a)	12,372	234,697
Digital Generation Systems, Inc. (a)	17,561	38,107
E.W. Scripps Co. Class A	20,867	1,806,874
EchoStar Communications Corp. Class A (a)	62,533	2,307,468
Emmis Communications Corp. Class A (a)	13,784	295,667
Entercom Communications Corp. Class A (a)	13,018	655,196
Entravision Communications Corp. Class A (a)	19,504	193,090
Equity Marketing, Inc. (a)	4,127	59,842
Fidelity National Information Solutions, Inc. (a)	10,422	247,731
Fisher Communications, Inc. (a)	2,100	101,092
Fox Entertainment Group, Inc. Class A (a)	91,201	2,880,128
Franklin Electronic Publishers, Inc. (a)	2,500	8,550
Gemstar-TV Guide International, Inc. (a)	103,739	500,022
General Motors Corp. Class H (a)	286,057	4,273,692
Getty Images, Inc. (a)	13,926	568,181
Granite Broadcasting Corp. (non vtg.) (a)	6,569	19,379
Gray Television, Inc.	11,186	148,774
Gray Television, Inc. Class A	1,247	16,772
Grey Global Group, Inc.	322	246,330
Harris Interactive, Inc. (a)	12,911	91,668
Harte-Hanks, Inc.	22,476	427,044
Hearst-Argyle Television, Inc. (a)	23,533	570,911
Hispanic Broadcasting Corp. (a)	28,220	886,108
Hollinger International, Inc. Class A	22,768	285,511
Image Entertainment, Inc. (a)	7,588	23,371
Information Holdings, Inc. (a)	5,000	87,050
Insight Communications, Inc. Class A (a)	13,630	157,290
Interactive Data Corp. (a)	23,459	392,704
Interep National Radio Sales, Inc. Class A (a)	3,100	7,130
John Wiley & Sons, Inc. Class A	15,887	444,042
Journal Register Co. (a)	12,123	217,365
K-Tel International, Inc. (a)	8,900	623
Lamar Advertising Co. Class A (a)	21,942	733,082
Laser-Pacific Media Corp. (a)	1,800	7,326
Lee Enterprises, Inc.	11,698	459,030

	Shares	Value (Note 1)
Liberty Corp., South Carolina	4,668	$ 200,257
Liberty Media Corp. Class A (a)	640,524	7,750,340
Liberty Satellite & Technology, Inc.:
Class A (a)	5,670	18,087
Class B (a)	1,030	9,270
LIN TV Corp. Class A (a)	6,720	157,248
LodgeNet Entertainment Corp. (a)	4,800	62,400
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,600	49,056
Media General, Inc. Class A	6,006	364,024
Mediacom Communications Corp. Class A (a)	24,065	164,605
Metro-Goldwyn-Mayer, Inc. (a)	62,920	911,082
MKTG Services, Inc. (a)	29	39
National Lampoon, Inc. (a)	600	2,700
Navarre Corp. (a)	8,575	18,608
New Frontier Media, Inc. (a)	4,200	16,380
NTL, Inc. (a)	12,948	521,028
NTN Communications, Inc. (a)	17,438	43,421
Nucentrix Broadband Networks, Inc. (a)	4,600	690
On Command Corp. (a)	1,100	990
PanAmSat Corp. (a)	38,116	602,614
Paxson Communications Corp. Class A (a)	16,500	79,695
Pegasus Communications Corp. Class A (a)	954	18,374
Penton Media, Inc. (a)	12,800	9,984
Pixar (a)	13,732	1,000,102
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	7,195	103,608
Point.360 (a)	2,600	7,202
PRIMEDIA, Inc. (a)	70,626	189,984
Princeton Video Image, Inc. (a)	7,800	8
ProQuest Co. (a)	7,431	203,238
Pulitzer, Inc.	2,371	121,751
R.H. Donnelley Corp. (a)	8,100	335,340
Radio One, Inc. Class A (a)	26,514	441,723
Radio Unica Communications Corp. (a)	1,600	1,360
RCN Corp. (a)	26,200	63,666
Reader's Digest Association, Inc. (non-vtg.)	25,300	307,901
Reading International, Inc. Class A (a)	3,400	19,924
Regal Entertainment Group Class A	11,170	215,023
Regent Communication, Inc. (a)	14,000	83,300
Rentrak Corp. (a)	6,707	44,890
Saga Communications, Inc. Class A (a)	4,000	75,800
Salem Communications Corp. Class A (a)	4,167	98,716
Scholastic Corp. (a)	10,200	295,698
Sinclair Broadcast Group, Inc. Class A (a)	11,269	125,424
Sirius Satellite Radio, Inc. (a)	255,020	423,333
Sonic Solutions, Inc. (a)	4,600	62,882
Spanish Broadcasting System, Inc. Class A (a)	10,000	77,500
SPAR Group, Inc. (a)	4,645	17,187
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
The McClatchy Co. Class A	12,026	$ 718,193
theglobe.com, Inc. (a)	7,600	10,792
Thomas Nelson, Inc. (a)	5,315	65,109
TiVo, Inc. (a)	17,117	186,062
UnitedGlobalCom, Inc. Class A (a)	27,512	183,780
Value Line, Inc.	2,008	99,597
Washington Post Co. Class B	2,466	1,716,410
Westwood One, Inc. (a)	26,181	840,410
World Wrestling Entertainment, Inc. Class A	3,269	33,017
XM Satellite Radio Holdings, Inc. Class A (a)	30,607	419,316
Young Broadcasting, Inc. Class A (a)	5,200	126,464
YouthStream Media Networks, Inc. (a)	1,300	221
		47,794,564
Multiline Retail - 0.7%
99 Cents Only Stores (a)	18,091	648,201
Dollar Tree Stores, Inc. (a)	29,335	1,150,812
Elder-Beerman Stores Corp. (a)	2,700	18,198
Factory 2-U Stores, Inc. (a)	4,100	27,060
Fred's, Inc. Class A	9,819	351,029
Gottschalks, Inc. (a)	300	915
Kmart Holding Corp. (a)	23,012	705,778
Neiman Marcus Group, Inc. Class A (a)	12,048	513,245
Saks, Inc. (a)	35,913	452,145
ShopKo Stores, Inc. (a)	7,000	96,390
The Bon-Ton Stores, Inc.	9,737	58,432
Tuesday Morning Corp. (a)	10,335	357,798
Value City Department Stores, Inc. (a)	9,452	23,630
		4,403,633
Specialty Retail - 3.6%
Aaron Rents, Inc.	7,800	163,644
Abercrombie & Fitch Co. Class A (a)	25,038	762,157
AC Moore Arts & Crafts, Inc. (a)	4,600	123,602
Advance Auto Parts, Inc. (a)	9,337	697,007
Aeropostale, Inc. (a)	9,199	258,216
America's Car Mart, Inc. (a)	2,154	42,111
American Eagle Outfitters, Inc. (a)	18,089	310,407
AnnTaylor Stores Corp. (a)	11,394	387,396
Asbury Automotive Group, Inc. (a)	8,260	142,733
Barnes & Noble, Inc. (a)	16,677	436,937
bebe Stores, Inc. (a)	6,400	147,584
Big 5 Sporting Goods Corp. (a)	5,200	88,556
Big Dog Holdings, Inc. (a)	2,749	7,859
Blockbuster, Inc. Class A	9,641	197,544
Books-A-Million, Inc. (a)	8,200	27,880
Borders Group, Inc. (a)	19,801	382,951
Brookstone Co., Inc. (a)	2,794	78,931
Building Material Holding Corp.	5,100	61,506
Burlington Coat Factory Warehouse Corp.	11,152	231,850

	Shares	Value (Note 1)
Cache, Inc. (a)	2,200	$ 45,320
CarMax, Inc. (a)	26,491	1,021,228
Casual Male Retail Group, Inc. (a)	9,629	65,959
Cato Corp. Class A	6,396	151,905
Charlotte Russe Holding, Inc. (a)	5,200	63,960
Charming Shoppes, Inc. (a)	28,792	172,752
Chico's FAS, Inc. (a)	21,947	713,058
Christopher & Banks Corp. (a)	9,298	276,151
Claire's Stores, Inc.	12,527	432,808
Cole National Corp. Class A (a)	4,987	55,805
Cost Plus, Inc. (a)	5,605	225,545
CSK Auto Corp. (a)	11,377	187,721
Deb Shops, Inc.	3,759	68,639
Dick's Sporting Goods, Inc.	3,853	145,720
Dress Barn, Inc. (a)	7,021	90,571
E Com Ventures, Inc. (a)	1,150	14,663
Electronics Boutique Holding Corp. (a)	6,593	219,085
Emerging Vision, Inc. (a)	5,700	428
Finish Line, Inc. Class A (a)	4,471	121,209
Finlay Enterprises, Inc. (a)	2,268	32,731
Foot Locker, Inc.	36,258	600,795
Footstar, Inc. (a)	5,481	58,263
Friedmans, Inc. Class A	4,621	61,459
Gadzooks, Inc. (a)	397	2,112
Galyan's Trading Co., Inc. (a)	4,036	43,714
GameStop Corp. Class A (a)	5,200	86,476
Genesco, Inc. (a)	5,300	93,121
Good Guys, Inc. (a)	4,600	6,481
Goody's Family Clothing, Inc.	8,383	81,231
Group 1 Automotive, Inc. (a)	5,627	211,857
Guess?, Inc. (a)	10,504	84,242
Guitar Center, Inc. (a)	5,800	194,532
Gymboree Corp. (a)	7,173	116,848
Hancock Fabrics, Inc.	4,515	76,845
Haverty Furniture Companies, Inc.	4,869	84,526
Hibbett Sporting Goods, Inc. (a)	4,575	103,029
Hollywood Entertainment Corp. (a)	16,018	278,233
Hot Topic, Inc. (a)	7,982	284,638
Jo-Ann Stores, Inc. Class A (a)	5,367	162,083
Jos. A. Bank Clothiers, Inc. (a)	2,300	108,100
Kirkland's, Inc. (a)	4,862	89,315
Linens 'N Things, Inc. (a)	11,309	326,830
Lithia Motors, Inc. Class A	3,177	71,737
Major Automotive Companies, Inc. (a)	1,420	1,207
Michaels Stores, Inc.	17,126	778,377
Micros-To-Mainframes, Inc. (a)	1,200	1,800
Monro Muffler Brake, Inc. (a)	2,603	77,647
Mothers Work, Inc. (a)	1,800	66,816
Movie Gallery, Inc. (a)	8,551	183,077
Neff Corp. Class A (a)	1,800	810
O'Reilly Automotive, Inc. (a)	13,680	523,807
OfficeMax, Inc. (a)	31,876	296,447
Pacific Sunwear of California, Inc. (a)	12,785	432,133
Party City Corp. (a)	4,600	52,210
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	17,254	$ 254,324
PC Connection, Inc. (a)	6,450	67,725
PETCO Animal Supplies, Inc. (a)	3,700	118,770
PETsMART, Inc.	36,081	863,058
Pier 1 Imports, Inc.	22,997	473,048
Pomeroy IT Solutions, Inc.	4,200	61,601
Regis Corp.	11,388	393,911
Rent-A-Center, Inc. (a)	8,979	720,026
Rent-Way, Inc. (a)	7,111	37,475
Restoration Hardware, Inc. (a)	9,400	57,716
Rex Stores Corp. (a)	2,967	41,983
Ross Stores, Inc.	19,696	992,284
Rush Enterprises, Inc. Class B (a)	2,808	17,297
Select Comfort Corp. (a)	8,615	200,643
Sharper Image Corp. (a)	3,600	101,736
Shoe Carnival, Inc. (a)	4,200	67,200
Sonic Automotive, Inc. Class A	7,437	204,518
Sports Authority, Inc. (a)	6,583	213,158
Stage Stores, Inc. (a)	4,815	134,387
Stein Mart, Inc. (a)	9,286	52,280
Syms Corp. (a)	4,200	28,938
Talbots, Inc.	14,417	528,671
TBC Corp. (a)	5,443	118,059
The Bombay Company, Inc. (a)	7,955	78,675
The Buckle, Inc. (a)	5,250	104,948
The Children's Place Retail Stores, Inc. (a)	6,600	137,016
The Men's Wearhouse, Inc. (a)	10,029	282,316
The Pep Boys - Manny, Moe & Jack	13,993	246,277
Too, Inc. (a)	9,159	148,559
Tractor Supply Co. (a)	9,511	328,130
Trans World Entertainment Corp. (a)	8,539	55,247
Tweeter Home Entertainment Group, Inc. (a)	5,900	51,566
Ultimate Electronics, Inc. (a)	3,800	48,754
United Auto Group, Inc. (a)	10,280	263,168
United Retail Group, Inc. (a)	3,000	10,350
Urban Outfitters, Inc. (a)	5,056	247,896
Weight Watchers International, Inc. (a)	27,415	1,188,440
West Marine, Inc. (a)	4,600	97,428
Wet Seal, Inc. Class A (a)	8,088	90,666
Whitehall Jewellers, Inc. (a)	4,450	46,948
Williams-Sonoma, Inc. (a)	29,553	904,617
Wilsons Leather Experts, Inc. (a)	6,750	54,135
Winmark Corp. (a)	2,794	48,141
Zale Corp. (a)	7,730	393,844
Zones, Inc. (a)	3,500	3,430
		24,874,286

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	5,173	$ 38,228
Brown Shoe Co., Inc.	4,427	137,237
Burlington Industries, Inc. (a)	2,000	16
Candies, Inc. (a)	10,402	17,371
Charles & Colvard Ltd. (a)	4,500	21,375
Cherokee, Inc. (a)	1,500	33,000
Coach, Inc. (a)	23,504	1,364,172
Columbia Sportswear Co. (a)	10,107	515,457
Cone Mills Corp. (a)	800	840
Culp, Inc. (a)	5,100	43,707
Cutter & Buck, Inc. (a)	1,174	7,408
Dan River, Inc. Class A (a)	9,000	15,750
Deckers Outdoor Corp. (a)	4,902	45,294
Delta Apparel, Inc.	3,658	56,516
Delta Woodside Industries, Inc. (a)	200	620
DHB Industries, Inc. (a)	8,900	35,778
Everlast Worldwide, Inc. (a)	200	608
Fossil, Inc. (a)	11,673	327,544
G-III Apparel Group Ltd. (a)	4,891	38,150
Galey & Lord, Inc. (a)	400	10
Haggar Corp.	3,719	53,851
Hampshire Group Ltd. (a)	1,000	32,905
Hartmarx Corp. (a)	13,375	46,813
K-Swiss, Inc. Class A	4,661	185,228
Kellwood Co.	6,510	237,680
Kenneth Cole Productions, Inc. Class A	5,050	136,300
Maxwell Shoe Co., Inc. Class A (a)	4,295	63,910
Mossimo, Inc. (a)	2,918	18,529
Movado Group, Inc.	3,707	88,597
Oshkosh B'Gosh, Inc. Class A	3,430	82,629
Oxford Industries, Inc.	2,064	123,014
Perry Ellis International, Inc. (a)	2,256	53,693
Phillips-Van Heusen Corp.	7,243	110,094
Polo Ralph Lauren Corp. Class A	11,434	335,016
Quaker Fabric Corp.	6,250	42,125
Quiksilver, Inc. (a)	14,340	260,271
R.G. Barry Corp. (a)	3,409	18,136
Russell Corp.	8,338	160,757
Samsonite Corp. (a)	2,743	2,030
Saucony, Inc. Class B	3,717	51,555
Skechers U.S.A., Inc. Class A (a)	4,600	35,190
Sport-Haley, Inc. (a)	100	404
Steven Madden Ltd. (a)	4,200	87,780
Stride Rite Corp.	9,747	101,076
Superior Uniform Group, Inc.	4,892	64,330
Tandy Brands Accessories, Inc. (a)	1,131	16,491
Tarrant Apparel Group (a)	10,359	28,705
Timberland Co. Class A (a)	9,145	428,626
Tropical Sportswear International Corp. (a)	3,500	14,105
Unifi, Inc. (a)	12,787	88,102
Unifirst Corp.	2,542	65,457
Vans, Inc. (a)	5,700	52,725
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Varsity Brands, Inc. (a)	2,519	$ 16,399
Warnaco Group, Inc. (a)	11,448	184,313
Weyco Group, Inc.	400	18,956
Wolverine World Wide, Inc.	10,082	202,648
		6,207,521
TOTAL CONSUMER DISCRETIONARY		136,930,997
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,600	56,880
Chalone Wine Group, Ltd. (a)	2,111	16,466
Coca-Cola Bottling Co. Consolidated	2,275	115,456
Constellation Brands, Inc. Class A (a)	26,537	762,939
Golden State Vintners, Inc. Class B (a)	500	1,050
MGP Ingredients, Inc.	4,679	39,636
National Beverage Corp. (a)	5,948	90,112
PepsiAmericas, Inc.	36,792	512,145
Robert Mondavi Corp. Class A (a)	2,448	67,320
Vermont Pure Holdings Ltd. (a)	4,685	15,929
		1,677,933
Food & Staples Retailing - 0.7%
7-Eleven, Inc. (a)	27,319	335,751
Arden Group, Inc. Class A	800	47,640
BJ's Wholesale Club, Inc. (a)	17,788	388,490
Casey's General Stores, Inc.	12,827	198,819
Central European Distribution Corp. (a)	2,601	52,410
Chronimed, Inc. (a)	3,973	43,067
Duane Reade, Inc. (a)	6,653	113,500
Foodarama Supermarkets (a)	631	16,722
Fresh Brands, Inc.	4,114	58,246
Ingles Markets, Inc. Class A	3,800	36,818
Longs Drug Stores Corp.	9,448	216,359
Marsh Supermarkets, Inc. Class B	4,026	44,286
Nash-Finch Co.	2,623	41,968
Pathmark Stores, Inc. (a)	7,563	66,176
Performance Food Group Co. (a)	11,699	458,718
Pricesmart, Inc. (a)	1,500	15,150
Rite Aid Corp. (a)	132,260	667,913
Ruddick Corp.	11,787	195,546
Smart & Final, Inc. (a)	9,016	54,637
Spartan Stores, Inc. (a)	7,800	21,996
The Great Atlantic & Pacific Tea Co. (a)	9,700	92,829
The Pantry, Inc. (a)	4,300	48,160
Topps Co., Inc.	10,783	96,400
United Natural Foods, Inc. (a)	4,900	145,775
Weis Markets, Inc.	6,210	217,971
Whole Foods Market, Inc. (a)	15,202	824,100
Wild Oats Markets, Inc. (a)	7,002	83,184
		4,582,631

	Shares	Value (Note 1)
Food Products - 1.8%
Alico, Inc.	1,400	$ 39,620
American Italian Pasta Co. Class A (a)	4,792	199,922
Aurora Foods, Inc. (a)	19,000	2,945
Bridgford Foods Corp.	5,118	39,102
Bunge Ltd.	25,294	765,396
Central Garden & Pet Co. Class A (a)	4,503	125,318
Chiquita Brands International, Inc. (a)	10,677	193,360
Corn Products International, Inc.	9,109	287,207
Dean Foods Co. (a)	34,807	1,011,143
Del Monte Foods Co. (a)	55,054	494,385
Delta & Pine Land Co.	9,591	238,816
Farmer Brothers Co.	470	164,021
Flowers Foods, Inc.	11,395	241,232
Fresh Del Monte Produce, Inc.	14,241	395,188
Galaxy Nutritional Foods, Inc. (a)	5,963	17,829
Gardenburger, Inc. (a)	5,600	2,520
Green Mountain Coffee Roasters, Inc. (a)	2,900	57,246
Griffin Land & Nurseries, Inc. (a)	1,188	15,836
Hain Celestial Group, Inc. (a)	9,060	177,576
Hines Horticulture, Inc. (a)	5,654	15,492
Horizon Organic Holding Corp. (a)	3,328	79,706
Hormel Foods Corp.	35,859	774,554
International Multifoods Corp. (a)	4,481	112,070
Interstate Bakeries Corp.	11,720	155,876
J&J Snack Foods Corp. (a)	2,600	91,286
John B. Sanfilippo & Son, Inc. (a)	1,017	16,638
Kraft Foods, Inc. Class A	72,431	2,151,201
Lancaster Colony Corp.	8,995	357,731
Lance, Inc.	8,500	85,510
M&F Worldwide Corp. (a)	6,847	62,308
Maui Land & Pineapple, Inc. (a)	1,200	30,120
Monterey Pasta Co. (a)	4,600	22,540
Northland Cranberries, Inc. Class A (a)	33,256	18,623
Omega Protein Corp. (a)	5,484	32,520
Peet's Coffee & Tea, Inc. (a)	4,500	94,860
Pilgrims Pride Corp. Class B	6,661	85,994
Poore Brothers, Inc. (a)	3,685	16,914
Ralcorp Holdings, Inc. (a)	7,386	209,910
Riviana Foods, Inc.	4,018	116,924
Sanderson Farms, Inc.	3,614	108,239
Seaboard Corp.	282	65,283
Seminis, Inc. Class A (a)	6,499	23,851
Sensient Technologies Corp.	11,971	248,997
Smithfield Foods, Inc. (a)	28,106	569,147
Tasty Baking Co.	4,600	43,608
The J.M. Smucker Co.	12,657	512,355
Tootsie Roll Industries, Inc.	13,144	398,789
Tyson Foods, Inc. Class A	89,951	1,007,451
Virbac Corp. (a)	5,000	32,500
Zapata Corp. (a)	920	52,983
		12,062,642
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.3%
Church & Dwight Co., Inc.	10,029	$ 320,427
Energizer Holdings, Inc. (a)	21,445	788,747
Katy Industries, Inc. (a)	1,900	9,481
Oil-Dri Corp. of America	4,831	56,764
Rayovac Corp. (a)	7,517	105,088
The Dial Corp.	24,108	488,669
U.S. Home & Garden, Inc. (a)	2,900	1,334
WD-40 Co.	4,253	123,975
		1,894,485
Personal Products - 0.3%
Carrington Laboratories, Inc. (a)	5,500	28,875
Chattem, Inc. (a)	5,100	68,901
Del Laboratories, Inc.	2,100	59,115
Elizabeth Arden, Inc. (a)	5,400	91,152
Estee Lauder Companies, Inc. Class A	31,891	1,099,921
First Years, Inc.	3,547	46,146
Inter Parfums, Inc.	3,500	34,825
Mannatech, Inc. (a)	4,900	36,554
MediFast, Inc. (a)	1,700	22,355
Nature's Sunshine Products, Inc.	4,771	40,410
NBTY, Inc. (a)	17,033	450,523
Nu Skin Enterprises, Inc. Class A	8,842	99,915
Playtex Products, Inc. (a)	15,700	102,050
Revlon, Inc. Class A (a)	12,835	40,430
USANA Health Sciences, Inc. (a)	2,547	92,762
Weider Nutrition International, Inc. Class A (a)	12,538	35,106
		2,349,040
Tobacco - 0.1%
DIMON, Inc.	12,669	87,416
Schweitzer-Mauduit International, Inc.	4,002	96,648
Standard Commercial Corp.	4,500	81,000
Star Scientific, Inc. (a)	17,500	48,475
Universal Corp.	6,500	272,350
Vector Group Ltd.	9,256	133,564
		719,453
TOTAL CONSUMER STAPLES		23,286,184
ENERGY - 4.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	3,345	83,625
Cal Dive International, Inc. (a)	9,530	201,560
Carbo Ceramics, Inc.	3,700	143,375
Cooper Cameron Corp. (a)	13,890	674,498
Dawson Geophysical Co. (a)	5,179	35,217
Diamond Offshore Drilling, Inc.	33,309	672,842
Dril-Quip, Inc. (a)	4,861	91,241
ENSCO International, Inc.	39,137	1,093,879
FMC Technologies, Inc. (a)	16,702	395,336

	Shares	Value (Note 1)
Friede Goldman Halter, Inc. (a)	21,668	$ 13
Global Industries Ltd. (a)	23,423	113,367
GlobalSantaFe Corp.	60,634	1,503,723
Grant Prideco, Inc. (a)	31,749	368,288
Grey Wolf, Inc. (a)	44,063	166,999
Gulf Island Fabrication, Inc. (a)	3,937	61,850
Gulfmark Offshore, Inc. (a)	5,000	70,000
Hanover Compressor Co. (a)	16,674	173,076
Helmerich & Payne, Inc.	12,584	368,082
Horizon Offshore, Inc. (a)	5,197	22,399
Hydril Co. (a)	6,000	140,400
Infinity, Inc. (a)	6,400	33,920
Input/Output, Inc. (a)	12,826	56,691
Key Energy Services, Inc. (a)	34,061	352,872
Lone Star Technologies, Inc. (a)	7,544	126,362
Lufkin Industries, Inc.	2,031	52,197
Matrix Service Co. (a)	1,941	40,373
Maverick Tube Corp. (a)	11,042	187,604
Metretek Technologies, Inc. (a)	2,400	2,760
Mitcham Industries, Inc. (a)	400	904
NATCO Group, Inc. Class A (a)	2,900	20,590
National-Oilwell, Inc. (a)	21,872	428,254
Newpark Resources, Inc. (a)	17,971	86,261
NS Group, Inc. (a)	5,274	42,192
Oceaneering International, Inc. (a)	6,493	159,598
Offshore Logistics, Inc. (a)	6,000	128,160
Oil States International, Inc. (a)	12,853	155,393
Parker Drilling Co. (a)	21,309	50,502
Patterson-UTI Energy, Inc. (a)	20,599	614,674
Petroleum Helicopters, Inc. (non-vtg.) (a)	547	15,590
Pride International, Inc. (a)	34,252	585,367
Royale Energy, Inc. (a)	4,175	30,561
RPC, Inc.	7,428	89,507
Seabulk International, Inc. (a)	4,200	29,484
SEACOR SMIT, Inc. (a)	5,120	201,318
Smith International, Inc. (a)	26,017	1,017,005
Superior Energy Services, Inc. (a)	18,700	201,399
T-3 Energy Services, Inc. (a)	5,046	29,771
TETRA Technologies, Inc. (a)	5,562	125,145
Tidewater, Inc.	15,311	439,732
Torch Offshore, Inc. (a)	10,400	65,520
Trico Marine Services, Inc. (a)	12,100	27,346
UNIFAB International, Inc. (a)	350	665
Unit Corp. (a)	10,809	233,042
Universal Compression Holdings, Inc. (a)	7,959	183,216
Varco International, Inc. (a)	25,098	432,941
Veritas DGC, Inc. (a)	7,500	68,550
W-H Energy Services, Inc. (a)	6,900	128,685
Weatherford International Ltd. (a)	33,431	1,256,337
		14,080,258
Oil & Gas - 2.6%
Abraxas Petroleum Corp. (a)	8,500	8,500
APCO Argentina, Inc.	2,892	72,300
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
ATP Oil & Gas Corp. (a)	4,800	$ 28,800
Berry Petroleum Co. Class A	6,754	126,638
BP Prudhoe Bay Royalty Trust	6,802	135,836
Brigham Exploration Co. (a)	5,900	30,916
Buckeye Partners LP	9,155	367,116
Cabot Oil & Gas Corp. Class A	8,553	230,503
Callon Petroleum Co. (a)	3,407	24,156
Carbon Energy Corp. (a)	1,100	16,929
Carrizo Oil & Gas, Inc. (a)	5,800	40,258
Castle Energy Corp.	4,800	26,299
Chaparral Resources, Inc. (a)	14,906	32,793
Chesapeake Energy Corp.	54,784	593,859
Cimarex Energy Co. (a)	10,887	236,792
Clayton Williams Energy, Inc. (a)	2,488	50,332
Comstock Resources, Inc. (a)	8,198	121,740
Credo Petroleum Corp. (a)	1,011	17,490
Cross Timbers Royalty Trust	1,833	40,949
Crosstex Energy LP	452	16,272
Delta Petroleum Corp. (a)	3,700	19,610
Denbury Resources, Inc. (a)	14,688	193,147
Dorchester Minerals LP	7,000	123,200
Double Eagle Petroleum Co. (a)	1,497	15,359
Edge Petroleum Corp. (a)	6,500	45,045
Enbridge Energy Management LLC	2,500	115,750
Encore Acquisition Co. (a)	8,430	166,324
Energy Partners Ltd. (a)	8,858	99,653
Enterprise Products Partners LP	45,379	1,004,691
Evans Systems, Inc. (a)	3,400	170
Evergreen Resources, Inc. (a)	5,145	287,451
Forest Oil Corp. (a)	12,697	295,205
Frontier Oil Corp.	7,243	111,615
FX Energy, Inc. (a)	15,804	48,044
General Maritime Corp. (a)	9,139	110,856
Giant Industries, Inc. (a)	4,847	30,924
Goodrich Petroleum Corp. (a)	3,346	16,697
GSV, Inc. (a)	700	91
Harken Energy Corp. (a)	48,805	23,914
Harvest Natural Resources, Inc. (a)	8,152	47,200
Holly Corp.	4,252	104,514
Houston Exploration Co. (a)	8,000	274,320
Hugoton Royalty Trust	10,393	193,518
Kaneb Services LLC	4,321	118,611
KCS Energy, Inc. (a)	9,700	66,930
Magnum Hunter Resources, Inc. (a)	18,000	144,000
Maritrans, Inc.	1,300	20,345
Markwest Hydrocarbon, Inc. (a)	3,740	26,143
McMoRan Exploration Co. (a)	4,788	56,881
Meridian Resource Corp. (a)	11,357	52,696
Miller Exploration Co. (a)	740	5,927
Mission Resources Corp. (a)	10,700	24,396
Murphy Oil Corp.	24,006	1,385,866

	Shares	Value (Note 1)
National Energy Group, Inc. (a)	5,428	$ 4,071
Newfield Exploration Co. (a)	14,387	565,265
Noble Energy, Inc.	14,714	582,527
North Coast Energy, Inc. (a)	2,700	30,240
Nuevo Energy Co. (a)	4,345	78,688
OMI Corp. (a)	19,542	139,725
Overseas Shipholding Group, Inc.	8,550	221,531
Pacific Energy Partners LP	2,800	68,460
Parallel Petroleum Corp. (a)	11,481	41,779
Patina Oil & Gas Corp.	9,042	335,006
Penn Octane Corp. (a)	5,140	16,191
Penn Virginia Corp.	2,605	117,251
Petrocorp, Inc. (a)	2,100	28,224
Petroleum Development Corp. (a)	7,132	77,311
Petroquest Energy, Inc. (a)	14,600	29,638
Pioneer Natural Resources Co. (a)	30,010	761,054
Plains Exploration & Production Co. (a)	9,615	117,399
Plains Resources, Inc.	8,899	121,115
Pogo Producing Co.	15,906	731,040
Premcor, Inc. (a)	13,200	323,400
Prima Energy Corp. (a)	3,163	81,289
Quicksilver Resources, Inc. (a)	5,000	123,750
Range Resources Corp. (a)	13,846	92,768
Remington Oil & Gas Corp. (a)	6,420	119,348
Rentech, Inc. (a)	28,767	18,123
Resource America, Inc. Class A	5,200	61,412
Spinnaker Exploration Co. (a)	9,095	202,091
St. Mary Land & Exploration Co.	7,428	210,212
Stone Energy Corp. (a)	6,789	262,734
Sunoco Logistics Partners LP	3,000	96,750
Swift Energy Co. (a)	7,700	99,330
Syntroleum Corp. (a)	7,400	22,274
TEPPCO Partners LP	15,118	526,106
Tesoro Petroleum Corp. (a)	16,300	145,722
The Exploration Co. of Delaware, Inc. (a)	8,100	48,600
Tipperary Corp. (a)	7,288	17,127
Tom Brown, Inc. (a)	10,126	278,364
TransMontaigne, Inc. (a)	15,053	89,565
Ultra Petroleum Corp. (a)	19,135	278,380
United States Exploration, Inc. (a)	5,753	16,684
Valero Energy Corp.	29,184	1,149,850
Valero LP	3,100	134,230
Vintage Petroleum, Inc.	16,672	186,393
Western Gas Resources, Inc.	8,336	327,105
Westport Resources Corp. (a)	17,604	418,975
Williams Energy Partners LP	3,700	172,235
Wiser Oil Co. (a)	6,820	40,374
World Fuel Services Corp.	4,150	113,088
XTO Energy, Inc.	47,152	989,720
		18,160,085
TOTAL ENERGY		32,240,343
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 25.6%
Capital Markets - 1.8%
A.G. Edwards, Inc.	20,616	$ 742,176
Affiliated Managers Group, Inc. (a)	5,527	374,731
Allied Capital Corp.	30,335	775,666
American Capital Strategies Ltd.	13,815	342,888
Ameritrade Holding Corp. (a)	108,913	1,183,884
BlackRock, Inc. Class A	4,900	222,803
E*TRADE Group, Inc. (a)	92,186	850,877
Eaton Vance Corp. (non-vtg.)	17,871	608,686
Friedman, Billings, Ramsey Group, Inc. Class A	28,939	480,098
Gabelli Asset Management, Inc. Class A (a)	1,592	60,018
Harris & Harris Group, Inc. (a)	5,500	33,000
Investment Technology Group, Inc. (a)	11,934	217,676
Investors Financial Services Corp.	16,760	500,956
JB Oxford Holdings, Inc. (a)	1,070	3,563
Jefferies Group, Inc.	13,948	414,256
Knight Trading Group, Inc. (a)	28,741	266,429
LaBranche & Co., Inc.	15,113	263,420
Legg Mason, Inc.	16,686	1,198,555
Maxcor Financial Group, Inc.	1,275	16,218
MCG Capital Corp.	8,000	128,400
Meyerson & Co., Inc. (a)	1,700	8,075
Neuberger Berman, Inc.	18,097	750,302
Nuveen Investments, Inc. Class A	23,750	619,163
Olympic Cascade Financial Corp. (a)	1,000	1,170
Raymond James Financial, Inc.	12,661	452,884
Sanders Morris Harris Group, Inc.	3,300	29,436
SEI Investments Co.	26,862	937,484
Siebert Financial Corp. (a)	8,195	34,993
SoundView Technology Group, Inc. (a)	5,580	58,981
Stifel Financial Corp. (a)	4,830	60,375
SWS Group, Inc.	4,336	81,950
Waddell & Reed Financial, Inc. Class A	21,161	544,896
Westwood Holdings Group, Inc.	3,282	60,684
		12,324,693
Commercial Banks - 6.5%
1st Source Corp.	5,926	109,151
ABC Bancorp	2,000	33,520
Abigail Adams National Bancorp, Inc.	4,110	71,555
Alabama National Bancorp, Delaware	4,204	212,933
Allegiant Bancorp, Inc.	7,780	162,680
Amcore Financial, Inc.	8,300	204,180
American National Bankshares, Inc.	900	22,932
American Pacific Bank of Oregon Class B (a)	6,844	48,928
AmericanWest Bancorp (a)	1,800	34,200
AmeriServ Financial, Inc.	9,188	37,855
Arrow Financial Corp.	2,000	64,060
Associated Banc-Corp.	19,070	727,902
Banc Corp.	2,800	19,824

	Shares	Value (Note 1)
BancFirst Corp.	1,753	$ 92,681
BancorpSouth, Inc.	19,525	420,764
BancTrust Financial Group, Inc.	1,300	20,917
Bank of Granite Corp.	5,680	105,080
Bank of Hawaii Corp.	15,539	526,772
Bank of the Ozarks, Inc.	2,828	119,624
Banknorth Group, Inc.	41,861	1,176,294
Banner Corp.	4,225	89,148
Bay View Capital Corp. (a)	14,619	88,884
BOK Financial Corp.	15,269	604,958
Boston Private Financial Holdings, Inc.	5,617	131,101
Bryn Mawr Bank Corp.	1,100	45,870
BSB Bancorp, Inc.	3,387	91,212
Camden National Corp.	1,600	45,200
Capital City Bank Group, Inc.	3,000	116,700
Capital Corp. of the West	1,000	32,450
Capitol Bancorp Ltd.	2,900	79,750
Cardinal Financial Corp. (a)	2,550	16,524
Cascade Bancorp	3,000	54,060
Cascade Financial Corp.	1,200	20,100
Cathay Bancorp, Inc.	4,831	221,453
Cavalry Bancorp, Inc.	1,200	20,196
CB Bancshares, Inc.	1,405	85,862
CCBT Financial Companies, Inc.	1,800	44,460
Center Bancorp, Inc.	1,300	22,100
Central Coast Bancorp (a)	2,000	34,420
Central Pacific Financial Corp.	6,101	161,799
Chemical Financial Corp.	6,913	229,442
Chester Valley Bancorp, Inc.	785	17,309
Chittenden Corp.	9,497	273,893
Citizens Banking Corp.	10,880	282,880
City Holding Co.	6,277	215,238
City National Corp.	12,574	650,076
CoBiz, Inc.	2,800	44,716
Colonial Bancgroup, Inc.	31,985	468,580
Columbia Bancorp	1,500	42,615
Columbia Banking Systems, Inc.	5,592	101,551
Commerce Bancorp, Inc., New Jersey	17,893	724,667
Commerce Bancshares, Inc.	16,939	734,814
CommerceSouth, Inc.	656	16,407
Commercial Bankshares, Inc.	700	21,771
Community Bank of Northern Virginia	2,018	34,932
Community Bank System, Inc.	3,000	131,400
Community Banks, Inc.	2,300	72,450
Community First Bankshares, Inc.	10,317	291,455
Community Trust Bancorp, Inc.	5,290	155,579
Compass Bancshares, Inc.	32,619	1,121,441
Cullen/Frost Bankers, Inc.	13,259	504,770
CVB Financial Corp.	12,196	236,602
East West Bancorp, Inc.	6,166	273,524
Eastern Virgina Bankshares, Inc.	700	18,970
Exchange National Bancshares, Inc.	700	26,250
Farmers Capital Bank Corp.	1,800	58,500
Fidelity Southern Corp.	7,548	96,614
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	2,518	$ 56,680
First Bancorp, North Carolina	2,300	66,930
First Bancorp, Puerto Rico	10,500	322,455
First Charter Corp.	8,934	165,011
First Citizen Bancshares, Inc.	2,800	300,244
First Colonial Group, Inc.	400	20,980
First Commonwealth Financial Corp.	17,150	221,407
First Community Bancorp, California	5,813	197,933
First Essex Bancorp, Inc.	2,600	136,786
First Financial Bancorp, Ohio	11,471	169,656
First Financial Bankshares, Inc.	5,000	187,250
First Financial Corp., Indiana	1,734	95,491
First Indiana Corp.	5,468	108,704
First M&F Corp.	900	31,950
First Mariner Bancorp, Inc. (a)	1,068	16,340
First Merchants Corp.	4,400	116,160
First Midwest Bancorp, Inc., Delaware	12,406	378,383
First Oak Brook Bancshares, Inc.	1,400	35,882
First of Long Island Corp.	1,000	42,950
First Republic Bank, California	4,031	126,291
First South Bancorp, Inc., Virginia	1,000	37,570
First State Bancorp.	4,166	120,522
First United Corp.	1,000	23,000
FirstMerit Corp.	21,577	546,545
Flag Financial Corp.	1,400	19,810
FloridaFirst Bancorp, Inc.	800	19,800
FNB Corp.	900	24,264
FNB Corp., Pennsylvania	11,289	381,004
FNB Corp., Virginia	1,100	30,613
Franklin Financial Corp., Tennessee	1,800	54,900
Frontier Financial Corp., Washington	6,858	205,740
Fulton Financial Corp.	27,199	549,420
GBC Bancorp	3,314	128,782
German American Bancorp	1,900	34,998
Glacier Bancorp, Inc.	6,237	168,773
Gold Banc Corp., Inc.	12,609	138,069
Great Southern Bancorp, Inc.	1,400	56,406
Greater Bay Bancorp	13,974	287,445
Hancock Holding Co.	4,950	236,165
Hanmi Financial Corp.	3,400	72,315
Harleysville National Corp., Pennsylvania	4,500	130,770
Heritage Commerce Corp. (a)	1,600	18,960
Hibernia Corp. Class A	40,284	835,893
Hudson United Bancorp	11,988	473,406
IBERIABANK Corp.	2,749	131,952
Independent Bank Corp.:
, Massachusetts	5,600	148,736
, Michigan	6,044	173,161
Integra Bank Corp.	6,369	121,584
Interchange Financial Services Corp.	3,000	65,700
International Bancshares Corp.	10,098	415,735

	Shares	Value (Note 1)
Irwin Financial Corp.	7,739	$ 174,205
Lakeland Financial Corp.	1,200	37,704
Local Financial Corp. (a)	6,066	98,269
LSB Bancshares, Inc.	2,000	37,500
M&T Bank Corp.	30,987	2,610,345
Main Street Banks, Inc.	4,400	107,932
MainSource Financial Group, Inc.	1,800	46,350
MB Financial, Inc.	5,698	245,014
Mercantile Bankshares Corp.	20,299	829,214
Merchants Bancshares, Inc.	1,200	32,400
Mid-State Bancshares	5,500	116,985
Midsouth Bancorp, Inc.	2,790	81,189
Midwest Banc Holdings, Inc.	3,900	85,332
Nara Bancorp, Inc.	2,452	49,530
National Commerce Financial Corp.	52,495	1,312,375
National Penn Bancshares, Inc.	7,194	207,835
NBT Bancorp, Inc.	9,955	209,354
Northrim Bancorp, Inc.	1,000	18,760
Oak Hill Financial, Inc.	1,500	43,695
Old National Bancorp	16,128	376,266
Old Second Bancorp, Inc.	1,700	71,298
Omega Financial Corp.	2,419	84,520
Oriental Financial Group, Inc.	6,116	154,429
PAB Bankshares, Inc.	1,500	19,470
Pacific Capital Bancorp	9,175	303,142
Pacific Crest Capital, Inc.	763	16,405
Pacific Mercantile Bancorp (a)	1,780	16,750
Pacific Northwest Bancorp	4,715	164,695
Pacific Union Bank	2,000	36,720
Park National Corp.	3,793	426,713
Patriot Bank Corp., Pennsylvania	1,100	21,142
Peapack-Gladstone Financial Corp.	1,300	43,225
Pennrock Financial Services Corp.	1,500	45,000
Peoples Bancorp, Inc.	2,630	73,009
Peoples Banctrust Co., Inc.	1,125	16,718
Peoples Holding Co.	1,500	72,900
Popular, Inc.	34,088	1,284,436
Premier Community Bankshares, Inc.	1,130	16,747
PrivateBancorp, Inc.	1,800	61,470
Prosperity Bancshares, Inc.	4,200	88,200
Provident Bankshares Corp.	7,261	207,665
Provident Financial Group, Inc.	12,817	342,342
Redwood Empire Bancorp	3,190	75,986
Republic Bancorp, Inc.	15,721	216,007
Republic Bancorp, Inc. Class A	3,300	57,717
Republic Bancshares, Inc.	5,100	138,363
Resource Bankshares Corp.	800	34,624
Riggs National Corp.	7,909	124,488
Royal Bancshares of Pennsylvania, Inc. Class A	2,500	61,975
S&T Bancorp, Inc.	8,216	229,391
S.Y. Bancorp, Inc.	1,700	68,000
Sandy Spring Bancorp, Inc.	3,400	114,920
Santander Bancorp	11,674	222,740
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Seacoast Banking Corp., Florida	3,120	$ 54,725
Second Bancorp, Inc.	2,000	55,900
Security Bank Corp., Georgia	1,000	30,800
Shore Bancshares, Inc.	1,100	40,150
Silicon Valley Bancshares (a)	9,899	232,824
Simmons First National Corp. Class A	3,400	81,396
Sky Financial Group, Inc.	22,401	524,631
South Financial Group, Inc.	12,270	301,719
Southern Financial Bancorp, Inc.	1,000	36,620
Southwest Bancorp of Texas, Inc.	8,700	321,552
Southwest Bancorp, Inc., Oklahoma	1,300	42,627
Southwest Georgia Financial Corp.	2,300	54,188
State Bancorp, Inc., New York	2,200	45,518
State Financial Services Corp. Class A	4,005	99,885
Sterling Bancorp, New York	3,100	98,053
Sterling Bancshares, Inc.	13,125	163,931
Sterling Financial Corp.	3,800	98,800
Suffolk Bancorp	2,900	95,613
Summit Bancshares, Inc.	1,100	30,063
Sun Bancorp, Inc.	1,500	29,655
Sun Bancorp, Inc., New Jersey	5,031	108,871
Susquehanna Bancshares, Inc., Pennsylvania	10,944	288,484
TCF Financial Corp.	18,724	861,117
Texas Regional Bancshares, Inc. Class A	7,857	264,781
Tompkins Trustco, Inc.	2,060	95,378
Trico Bancshares	2,000	59,400
Trust Co. of New Jersey	6,643	216,363
Trustco Bank Corp., New York	21,925	282,394
Trustmark Corp.	15,374	404,029
UAB Financial Corp.	5,941	282,673
UCBH Holdings, Inc.	12,000	383,880
Umpqua Holdings Corp.	8,148	151,960
Union Bankshares Corp.	1,900	57,996
UnionBanCal Corp.	38,935	1,827,998
United Bankshares, Inc., West Virginia	10,970	336,889
United Community Banks, Inc., Georgia	7,195	197,863
United National Bancorp, New Jersey	6,586	217,470
Unizan Financial Corp.	4,800	91,440
USB Holding Co., Inc.	4,470	82,293
Valley National Bancorp	23,332	655,863
Virginia Commerce Bancorp, Inc. (a)	1,700	38,794
Washington Trust Bancorp, Inc.	3,300	87,978
WesBanco, Inc.	6,545	159,305
West Coast Bancorp, Oregon	6,760	126,818
Westamerica Bancorp.	9,015	397,381
Westcorp	11,813	420,307
Whitney Holding Corp.	10,258	356,466
Wilmington Trust Corp., Delaware	16,793	536,368

	Shares	Value (Note 1)
Wintrust Financial Corp.	5,050	$ 178,568
Yardville National Bancorp	5,000	110,000
		44,863,304
Consumer Finance - 0.4%
ACE Cash Express, Inc. (a)	2,663	39,279
Advanta Corp. Class A	7,700	85,085
AmeriCredit Corp. (a)	40,591	435,541
Asta Funding, Inc.	1,500	39,900
Cash America International, Inc.	7,075	122,751
CompuCredit Corp. (a)	11,800	173,106
Consumer Portfolio Services, Inc. (a)	12,738	38,214
Credit Acceptance Corp. (a)	10,053	118,927
EZCORP, Inc. Class A (a)	3,129	15,708
First Cash Financial Services, Inc. (a)	3,999	80,380
HPSC, Inc. (a)	1,802	16,885
iDine Rewards Network, Inc. (a)	6,400	110,976
Metris Companies, Inc.	14,216	46,344
NCO Portfolio Management, Inc. (a)	7,148	40,386
Onyx Acceptance Corp. (a)	1,708	17,934
Student Loan Corp.	5,115	628,940
United Panam Financial Corp. (a)	3,300	56,925
WFS Financial, Inc. (a)	10,700	417,514
World Acceptance Corp. (a)	5,531	77,102
		2,561,897
Diversified Financial Services - 0.7%
Alliance Capital Management Holding LP	19,779	700,177
Ampal-American Israel Corp. Class A (a)	4,900	13,279
California First National Bancorp	4,339	49,074
CapitalSource, Inc.	31,000	545,600
Chicago Mercantile Exchange Holdings, Inc. Class A	8,454	595,077
CIT Group, Inc.	54,173	1,476,214
DVI, Inc. (a)	6,075	1,337
Encore Capital Group, Inc. (a)	1,671	16,743
Financial Federal Corp. (a)	4,700	151,058
Finova Group, Inc. (a)	24,300	9,356
First Albany Companies, Inc.	2,541	34,253
GATX Corp.	12,304	260,599
Instinet Group, Inc.	9,697	39,273
Leucadia National Corp.	15,155	578,163
Medallion Financial Corp.	7,800	52,338
MicroFinancial, Inc.	5,521	16,121
NCP Litigation Trust	200	0
Newtek Business Services, Inc. (a)	5,881	29,758
PMC Capital, Inc.	6,866	32,614
Winfield Capital Corp. (a)	1,100	209
		4,601,243
Insurance - 6.6%
21st Century Holding Co.	1,280	19,482
21st Century Insurance Group	21,789	303,739
Acceptance Insurance Companies, Inc. (a)	1,700	24
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Alfa Corp.	20,046	$ 259,195
Allmerica Financial Corp. (a)	13,598	321,865
American Financial Group, Inc., Ohio	18,059	395,131
American Independence Corp. (a)	3,299	37,741
American Medical Securities Group, Inc. (a)	2,794	56,439
American National Insurance Co.	6,785	583,442
American Physicians Capital, Inc. (a)	2,491	69,748
AmerUs Group Co.	10,015	322,783
Arch Capital Group Ltd. (a)	7,400	251,600
Argonaut Group, Inc.	5,613	76,337
Arthur J. Gallagher & Co.	22,914	618,678
Atlantic American Corp. (a)	11,457	30,476
Baldwin & Lyons, Inc. Class B	4,132	95,862
Berkshire Hathaway, Inc. Class A (a)	298	22,580,855
Brown & Brown, Inc.	17,376	538,656
Ceres Group, Inc. (a)	15,500	58,435
Citizens, Inc. Class A (a)	9,307	82,367
Clark, Inc. (a)	4,200	68,040
CNA Financial Corp. (a)	57,569	1,252,126
CNA Surety Corp.	10,889	103,990
Commerce Group, Inc., Massachusetts	7,970	293,057
Crawford & Co. Class B	12,593	78,328
Delphi Financial Group, Inc. Class A	5,255	252,555
Donegal Group, Inc. Class B	4,637	68,581
EMC Insurance Group	3,753	79,413
Erie Indemnity Co. Class A	16,284	663,247
FBL Financial Group, Inc. Class A	6,793	164,798
Fidelity National Financial, Inc.	34,720	1,003,408
Financial Industries Corp.	1,500	22,500
First American Corp., California	19,645	475,016
FPIC Insurance Group, Inc. (a)	2,258	36,128
Gainsco, Inc. (a)	2,400	624
Great American Financial Resources, Inc.	10,849	153,730
Great American Financial Resources, Inc. rights 9/22/03 (a)	1,084	0
Harleysville Group, Inc.	8,005	192,200
HCC Insurance Holdings, Inc.	16,100	471,408
Hilb, Rogal & Hamilton Co.	8,679	260,370
Horace Mann Educators Corp.	10,651	160,617
Independence Holding Co.	3,339	76,797
Infinity Property & Casualty Corp.	4,700	125,678
Investors Title Co.	1,754	52,076
Kansas City Life Insurance Co.	3,047	134,068
LandAmerica Financial Group, Inc.	4,913	225,507
Markel Corp. (a)	2,511	674,831
Meadowbrook Insurance Group, Inc. (a)	9,800	38,514
Merchants Group, Inc.	2,558	53,539
Mercury General Corp. New	13,806	603,046
National Security Group, Inc.	3,402	50,520

	Shares	Value (Note 1)
National Western Life Insurance Co. Class A (a)	951	$ 132,665
Nationwide Financial Services, Inc. Class A	14,300	421,850
Navigators Group, Inc. (a)	2,695	93,813
Nymagic, Inc.	2,944	75,896
Odyssey Re Holdings Corp.	16,596	341,546
Ohio Casualty Corp. (a)	15,548	214,562
Old Republic International Corp.	30,854	1,036,386
Penn Treaty American Corp. (a)	4,200	9,786
Penn-America Group, Inc.	7,260	90,823
Philadelphia Consolidated Holding Corp. (a)	5,500	220,550
Phoenix Companies, Inc.	24,558	260,806
PMA Capital Corp. Class A	7,731	96,869
Presidential Life Corp.	7,994	128,623
ProAssurance Corp. (a)	7,284	187,490
Protective Life Corp.	17,910	521,002
Quotesmith.com, Inc. (a)	833	3,757
Reinsurance Group of America, Inc.	13,027	492,681
RLI Corp.	6,671	219,876
RTW, Inc. (a)	700	2,555
Safety Insurance Group, Inc.	3,733	57,862
SCPIE Holding, Inc.	2,100	22,680
Selective Insurance Group, Inc.	6,825	200,792
StanCorp Financial Group, Inc.	7,437	421,604
State Auto Financial Corp.	10,191	257,007
Stewart Information Services Corp. (a)	4,492	131,436
The Midland Co.	4,565	101,571
The MONY Group, Inc.	11,969	335,611
Transatlantic Holdings, Inc.	13,378	945,691
Triad Guaranty, Inc. (a)	3,600	167,292
UICI (a)	12,100	151,250
Unico American Corp. (a)	2,786	11,395
United Fire & Casualty Co.	2,941	115,993
Unitrin, Inc.	17,400	515,388
Universal American Financial Corp. (a)	13,300	100,415
USI Holdings Corp.	11,615	137,638
Vesta Insurance Group Corp.	5,400	14,418
W.R. Berkley Corp.	21,051	696,367
Wesco Financial Corp.	1,870	590,939
White Mountains Insurance Group Ltd.	2,298	914,972
Zenith National Insurance Corp.	4,409	127,641
		45,107,065
Real Estate - 6.3%
Acadia Realty Trust (SBI)	10,368	106,687
Alexanders, Inc. (a)	1,509	132,038
Alexandria Real Estate Equities, Inc.	5,019	234,638
AMB Property Corp. (SBI)	20,389	581,087
American Financial Realty Trust (SBI)	13,749	197,986
American Real Estate Partners LP (a)	12,745	144,656
American Realty Investments, Inc. (a)	2,100	23,415
American Residential Investment Trust, Inc. (a)	2,303	19,069
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
AMLI Residential Properties Trust (SBI)	5,211	$ 128,191
Annaly Mortgage Management, Inc.	24,281	462,310
Anthracite Capital, Inc.	11,994	130,615
Anworth Mortgage Asset Corp.	9,500	149,245
Apex Mortgage Capital, Inc.	6,100	31,293
Archstone-Smith Trust	47,591	1,244,505
Arden Realty, Inc.	16,900	458,835
Associated Estates Realty Corp.	8,908	55,319
AvalonBay Communities, Inc.	17,614	817,290
Avatar Holdings, Inc. (a)	2,692	83,961
Bedford Property Investors, Inc.	5,497	144,021
Bluegreen Corp. (a)	13,328	74,637
BNS Co. Class A (a)	20	93
Boston Properties, Inc.	24,940	1,071,173
Boykin Lodging Co.	7,600	59,280
Brandywine Realty Trust (SBI)	9,246	226,065
BRE Properties, Inc. Class A	11,793	397,778
California Coastal Communities, Inc. (a)	4,100	32,800
Camden Property Trust (SBI)	10,090	384,429
Capital Automotive (SBI)	7,954	227,246
Capital Trust, Inc. Class A	1,000	20,290
Capstead Mortgage Corp.	5,349	66,435
CarrAmerica Realty Corp.	13,100	368,765
Catellus Development Corp. (a)	22,900	537,005
CBL & Associates Properties, Inc.	7,485	366,540
CenterPoint Properties Trust (SBI)	5,925	375,645
Chateau Communities, Inc.	7,252	215,312
Chelsea Property Group, Inc.	11,008	505,818
Colonial Properties Trust (SBI)	6,256	213,330
Commercial Net Lease Realty, Inc.	10,119	170,303
Consolidated-Tomoka Land Co.	3,232	86,618
Cornerstone Realty Income Trust, Inc.	12,969	104,011
Corporate Office Properties Trust (SBI)	8,319	153,902
Correctional Properties Trust	4,600	117,254
Corrections Corp. of America (a)	8,850	203,550
Cousins Properties, Inc.	12,084	350,436
Crescent Real Estate Equities Co.	25,087	364,012
Criimi Mae, Inc. (a)	5,167	58,852
Crown American Realty Trust (SBI)	10,217	115,248
Developers Diversified Realty Corp.	21,618	627,354
Duke Realty Corp.	35,333	977,664
Eastgroup Properties, Inc.	5,810	158,613
Entertainment Properties Trust (SBI)	5,423	169,469
Equity Inns, Inc.	11,617	79,693
Equity One, Inc.	15,900	271,095
Essex Property Trust, Inc.	5,307	333,545
Federal Realty Investment Trust (SBI)	12,318	430,884
FelCor Lodging Trust, Inc.	15,705	151,396
First Industrial Realty Trust, Inc.	10,020	305,109
First Union Real Estate Equity & Mortgage Investments (SBI)	1,480	2,694

	Shares	Value (Note 1)
Forest City Enterprises, Inc. Class A	13,350	$ 568,710
Gables Residential Trust (SBI)	6,546	211,959
General Growth Properties, Inc.	16,209	1,124,094
Getty Realty Corp.	7,316	179,608
Gladstone Commercial Corp.	1,800	27,312
Glenborough Realty Trust, Inc.	6,689	122,743
Glimcher Realty Trust	9,074	187,469
Great Lakes REIT, Inc. (SBI)	6,155	94,479
Grubb & Ellis Co. (a)	700	840
Health Care Property Investors, Inc.	16,354	687,686
Health Care REIT, Inc.	10,627	319,235
Healthcare Realty Trust, Inc.	10,525	333,222
Heritage Property Investment Trust, Inc.	10,407	285,152
Highwoods Properties, Inc. (SBI)	13,400	307,530
Home Properties of New York, Inc.	7,016	262,749
Hospitality Properties Trust (SBI)	16,283	507,053
Host Marriott Corp. (a)	72,828	729,737
HRPT Properties Trust (SBI)	35,702	323,817
Humphrey Hospitality Trust, Inc.	14,105	41,172
Impac Mortgage Holdings, Inc.	14,000	211,260
Innkeepers USA Trust (SBI)	10,610	89,230
Investors Real Estate Trust	8,700	87,348
iStar Financial, Inc.	25,310	927,865
Jameson Inns, Inc.	9,550	29,605
Jones Lang LaSalle, Inc. (a)	8,000	144,800
Kennedy-Wilson, Inc. (a)	9,226	51,564
Keystone Property Trust (SBI)	7,805	153,212
Kilroy Realty Corp.	6,907	193,396
Kimco Realty Corp.	27,924	1,163,872
Koger Equity, Inc.	6,810	121,695
Kramont Realty Trust	9,489	162,736
LaSalle Hotel Properties (SBI)	5,100	84,150
Lexington Corporate Properties Trust	9,304	171,752
Liberty Property Trust (SBI)	20,157	702,068
LNR Property Corp.	6,100	244,000
LTC Properties, Inc.	7,444	79,279
Mack-Cali Realty Corp.	14,729	542,027
Maguire Properties, Inc.	9,127	191,667
Manufactured Home Communities, Inc.	5,594	205,300
MeriStar Hospitality Corp.	12,354	81,413
MFA Mortgage Investments, Inc.	12,738	133,622
Mid-America Apartment Communities, Inc.	5,553	163,203
Mid-Atlantic Realty Trust	4,500	94,590
Mission West Properties, Inc.	4,800	57,120
National Health Investors, Inc.	7,963	161,967
National Health Realty, Inc.	2,500	39,750
Nationwide Health Properties, Inc.	11,725	192,876
New Plan Excel Realty Trust	25,227	576,689
Newcastle Investment Corp.	8,100	176,013
Newhall Land & Farming Co.	5,934	228,340
Novastar Financial, Inc.	2,731	148,157
Omega Healthcare Investors, Inc. (a)	9,400	59,878
Orleans Homebuilders, Inc. (a)	2,600	29,120
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Pacific Gulf Properties, Inc. (a)	6,000	$ 0
Pan Pacific Retail Properties, Inc.	10,056	423,358
Parkway Properties, Inc.	3,574	160,294
Pennsylvania Real Estate Investment Trust (SBI)	5,352	165,912
Post Properties, Inc.	9,100	256,620
Prentiss Properties Trust (SBI)	9,866	296,473
Price Legacy Corp. (a)	7,000	25,130
Prime Group Realty Trust (SBI) (a)	5,967	36,518
PS Business Parks, Inc.	5,500	209,000
Public Storage, Inc.	32,454	1,197,228
RAIT Investment Trust (SBI)	6,507	154,086
Ramco-Gershenson Properties Trust (SBI)	5,266	131,545
Realty Income Corp.	8,756	345,687
Reckson Associates Realty Corp.	12,181	276,021
Redwood Trust, Inc.	4,985	215,352
Regency Centers Corp.	14,606	515,300
ResortQuest International, Inc. (a)	4,600	25,116
Saul Centers, Inc.	6,163	167,325
Senior Housing Properties Trust (SBI)	14,269	198,196
Shurgard Storage Centers, Inc. Class A	10,379	349,772
Sizeler Property Investors, Inc.	7,300	73,365
SL Green Realty Corp.	8,096	284,736
Sovran Self Storage, Inc.	4,202	130,388
Summit Properties, Inc.	6,174	135,951
Sun Communities, Inc.	4,347	167,273
Tanger Factory Outlet Centers, Inc.	3,816	128,790
Tarragon Realty Investors, Inc. (a)	2,600	40,274
Taubman Centers, Inc.	12,872	254,608
Tejon Ranch Co. (a)	3,938	125,228
The Macerich Co.	13,393	498,220
The Mills Corp.	11,231	419,815
The Rouse Co.	22,425	894,085
The St. Joe Co.	19,459	661,801
Thornburg Mortgage, Inc. (SBI)	15,095	373,752
Town & Country Trust	6,033	138,759
Trammell Crow Co. (a)	9,552	112,236
Transcontinental Realty Investors, Inc. (a)	1,600	22,720
Trizec Properties, Inc.	38,087	455,140
U.S. Restaurant Properties, Inc.	5,000	77,900
United Dominion Realty Trust, Inc. (SBI)	28,500	522,120
Universal Health Realty Income Trust (SBI)	5,287	142,379
Urstadt Biddle Properties, Inc. Class A	9,259	123,608
Ventas, Inc.	20,813	351,948
Vornado Operating Co. (a)	81	20
Vornado Realty Trust	29,265	1,379,845
W.P. Carey & Co. LLC	9,324	286,713
Washington Real Estate Investment Trust (SBI)	9,800	273,910
Weingarten Realty Investors (SBI)	13,334	596,830

	Shares	Value (Note 1)
Wellsford Real Properties, Inc. (a)	2,998	$ 49,767
Winston Hotels, Inc.	7,731	71,744
		43,476,493
Thrifts & Mortgage Finance - 3.3%
Aames Financial Corp. (a)	1,840	3,680
Abington Bancorp, Inc.	600	18,780
Accredited Home Lenders Holding Co.	4,700	75,623
Alliance Bancorp New Engineering, Inc.	498	16,334
American Home Mortgage Holdings, Inc.	5,100	81,855
American Insured Mortgage Investors LP Series 88	16,026	27,404
Anchor Bancorp Wisconsin, Inc.	7,127	171,048
Astoria Financial Corp.	21,380	687,153
Bank Mutual Corp.	5,930	219,173
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	14,731	218,313
BankUnited Financial Corp. Class A (a)	8,500	184,790
Berkshire Bancorp, Inc.	398	15,852
Berkshire Hills Bancorp, Inc.	1,300	42,120
BostonFed Bancorp, Inc.	700	21,714
Brookline Bancorp, Inc., Delaware	14,266	218,127
Camco Financial Corp.	1,100	18,612
Capital Crossing Bank (a)	2,712	96,330
Capital Title Group, Inc. (a)	3,858	17,052
Capitol Federal Financial	18,600	527,124
CFS Bancorp, Inc.	8,100	112,104
Charter Financial Corp.	5,846	174,445
Charter Municipal Mortgage Acceptance Co.	10,475	190,121
Citizens First Bancorp, Inc.	5,200	108,940
Citizens South Banking Corp.	1,400	20,720
City Bank Lynnwood	2,500	81,200
Coastal Bancorp, Inc.	800	23,248
Coastal Financial Corp.	2,000	30,800
Commercial Capital Bancorp, Inc.	3,100	65,255
Commercial Federal Corp.	12,795	317,316
Connecticut Bancshares, Inc.	3,900	199,095
Corus Bankshares, Inc.	4,000	207,200
Delta Financial Corp. (a)	3,300	18,018
Dime Community Bancorp, Inc.	7,237	172,241
Doral Financial Corp.	18,508	759,753
Downey Financial Corp.	7,910	334,356
E-Loan, Inc. (a)	15,018	51,962
ESB Financial Corp.	1,700	25,347
Farmer Mac Class A (multi-vtg.) (a)	4,111	86,002
FFLC Bancorp, Inc.	1,300	35,516
Fidelity Bankshares, Inc.	5,139	122,051
First Bell Bancorp, Inc.	700	18,375
First Busey Corp.	3,500	93,555
First Defiance Financial Corp.	1,000	23,800
First Federal Capital Corp.	6,944	143,255
First Federal Financial Corp., Kentucky	600	19,188
First Financial Holdings, Inc.	4,268	118,352
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Mutual Bancshares, Inc.	847	$ 17,270
First Niagara Financial Group, Inc.	18,366	276,041
First Place Financial Corp.	7,351	124,232
First Sentinel Bancorp, Inc.	9,616	160,587
Firstfed America Bancorp, Inc.	6,918	137,668
FirstFed Financial Corp., Delaware (a)	5,520	219,144
Flagstar Bancorp, Inc.	16,190	316,191
Flushing Financial Corp.	5,925	131,357
FMS Financial Corp.	1,193	19,673
Fremont General Corp.	20,060	258,373
Greater Delaware Valley Savings Bank	800	18,737
Greenpoint Financial Corp.	36,411	1,233,605
Harbor Florida Bancshares, Inc.	6,337	162,734
Hawthorne Financial Corp. (a)	3,000	117,300
Heritage Financial Corp., Washington	1,100	23,936
Horizon Financial Corp.	2,200	37,840
Hudson City Bancorp, Inc.	49,530	1,433,398
Hudson River Bancorp, Inc.	5,132	155,756
Independence Community Bank Corp.	14,200	469,310
IndyMac Bancorp, Inc.	14,051	324,016
ITLA Capital Corp. (a)	2,262	101,790
Klamath First Bancorp, Inc.	3,248	71,651
Liberte Investments, Inc. (a)	3,600	19,800
MAF Bancorp., Inc.	7,268	277,638
MASSBANK Corp.	2,100	77,448
Matrix Bancorp, Inc. (a)	1,773	16,207
MutualFirst Financial, Inc.	3,500	88,456
NASB Financial, Inc.	1,900	65,835
NetBank, Inc.	12,885	155,780
New Century Financial Corp.	9,002	219,379
New York Community Bancorp, Inc.	36,350	1,118,126
Northwest Bancorp, Inc.	12,343	204,030
OceanFirst Financial Corp.	5,345	136,885
Ocwen Financial Corp. (a)	16,726	83,128
Partners Trust Financial Group, Inc.	5,200	118,248
Pennfed Financial Services, Inc.	1,300	36,725
People's Bank, Connecticut	15,689	469,101
PFF Bancorp, Inc.	3,900	156,429
PFS Bancorp, Inc.	3,333	57,661
Progress Financial Corp.	1,200	32,220
Provident Bancorp, Inc., New York	2,200	83,996
Provident Financial Holdings, Inc.	2,681	81,234
Quaker City Bancorp, Inc.	2,769	110,068
R&G Financial Corp. Class B	5,387	160,533
Radian Group, Inc.	24,027	1,143,445
Roslyn Bancorp, Inc.	20,052	460,995
Saxon Capital, Inc. (a)	7,800	128,232
Seacoast Financial Services Corp.	7,761	160,265
Sound Federal Bancorp, Inc.	2,900	45,298
Sovereign Bancorp, Inc.	75,466	1,485,171
St. Francis Capital Corp.	3,966	118,187

	Shares	Value (Note 1)
Staten Island Bancorp, Inc.	16,318	$ 339,088
Sterling Financial Corp. (a)	5,055	146,039
TF Financial Corp.	1,900	56,373
The PMI Group, Inc.	22,931	811,299
Timberland Bancorp, Inc.	2,551	60,357
Troy Financial Corp.	3,450	121,578
United Community Financial Corp., Ohio	14,819	140,781
W Holding Co., Inc.	18,350	323,694
Warwick Community Bancorp, Inc.	700	20,510
Washington Federal, Inc.	18,018	456,936
Waypoint Financial Corp.	11,647	216,751
Webster Financial Corp., Waterbury Connecticut	13,098	510,167
Westfield Financial, Inc.	1,900	41,876
Willow Grove Bancorp, Inc.	6,930	114,692
WSFS Financial Corp.	3,300	144,210
		22,838,779
TOTAL FINANCIALS		175,773,474
HEALTH CARE - 12.8%
Biotechnology - 4.2%
Aastrom Biosciences, Inc. (a)	15,600	16,380
Abgenix, Inc. (a)	22,930	298,090
Aclara BioSciences, Inc. (a)	10,400	36,296
Affymetrix, Inc. (a)	15,299	352,183
Albany Molecular Research, Inc. (a)	7,900	121,186
Alexion Pharmaceuticals, Inc. (a)	4,500	63,405
Alkermes, Inc. (a)	17,338	199,560
Alliance Pharmaceutical Corp. (a)	2,080	333
Allos Therapeutics, Inc. (a)	7,068	22,194
Amylin Pharmaceuticals, Inc. (a)	23,689	676,321
AP Pharma, Inc. (a)	19,035	34,073
Aphton Corp. (a)	6,300	43,848
Applera Corp. - Celera Genomics Group (a)	19,042	193,848
Applied Molecular Evolution, Inc. (a)	8,100	48,600
Arena Pharmaceuticals, Inc. (a)	8,100	56,214
ARIAD Pharmaceuticals, Inc. (a)	12,700	48,184
ArQule, Inc. (a)	7,800	31,980
Array Biopharma, Inc. (a)	5,436	28,974
AutoImmune, Inc. (a)	18,000	27,540
Avant Immunotherapeutics, Inc. (a)	19,968	46,925
AVAX Technologies, Inc. (a)	4,900	686
AVI BioPharma, Inc. (a)	8,000	44,320
Avigen, Inc. (a)	5,900	23,777
Axonyx, Inc. (a)	6,832	18,583
BioCryst Pharmaceuticals, Inc. (a)	6,100	29,524
BioMarin Pharmaceutical, Inc. (a)	17,250	163,013
Biopure Corp. Class A (a)	10,332	85,136
BioReliance Corp. (a)	2,700	70,605
BioSource International, Inc. (a)	3,600	25,560
BioSphere Medical, Inc. (a)	5,000	16,750
BioTime, Inc. (a)	500	905
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Caliper Technologies Corp. (a)	6,400	$ 33,600
Calypte Biomedical Corp. (a)	656	327
Cel-Sci Corp. (a)	5,700	3,705
Celgene Corp. (a)	20,681	796,012
Cell Genesys, Inc. (a)	10,240	123,187
Cell Therapeutics, Inc. (a)	8,300	90,719
Cephalon, Inc. (a)	14,236	631,367
Cepheid, Inc. (a)	9,700	43,941
Charles River Laboratories International, Inc. (a)	11,624	415,558
Ciphergen Biosystems, Inc. (a)	6,345	68,145
Connetics Corp. (a)	8,480	158,915
Corautus Genetics, Inc. (a)	2,803	16,257
Corixa Corp. (a)	12,810	101,840
Covalent Group, Inc. (a)	7,800	21,528
Cryo-Cell International, Inc. (a)	7,000	4,550
Cubist Pharmaceuticals, Inc. (a)	7,200	95,040
CuraGen Corp. (a)	11,800	54,162
Curis, Inc. (a)	10,700	37,985
CV Therapeutics, Inc. (a)	7,540	193,401
Cytogen Corp. (a)	2,867	26,242
CytRx Corp. (a)	9,300	21,855
Dendreon Corp. (a)	10,090	64,172
Digene Corp. (a)	4,400	167,244
Diversa Corp. (a)	9,750	88,823
DOV Pharmaceutical, Inc. (a)	4,086	60,105
Embrex, Inc. (a)	1,309	12,867
Enchira Biotechnology Corp. (a)	4,100	4
Encysive Pharmaceuticals, Inc. (a)	13,419	57,702
EntreMed, Inc. (a)	6,700	22,914
Enzo Biochem, Inc. (a)	7,283	129,637
Enzon Pharmaceuticals, Inc. (a)	11,110	126,321
Epimmune, Inc. (a)	6,800	7,772
Exact Sciences Corp. (a)	5,500	92,620
eXegenics, Inc. (a)	6,300	4,221
Exelixis, Inc. (a)	19,081	138,337
Gen-Probe, Inc. (a)	6,166	389,938
Gene Logic, Inc. (a)	7,953	40,799
Genelabs Technologies, Inc. (a)	12,200	17,324
Genencor International, Inc. (a)	15,648	258,036
Genentech, Inc. (a)	56,994	4,525,324
Genome Therapeutics Corp. (a)	3,700	10,175
Genta, Inc. (a)	19,313	309,781
GenVec, Inc. (a)	11,290	26,532
Geron Corp. (a)	6,900	54,993
Gilead Sciences, Inc. (a)	51,861	3,459,129
GlycoGenesys, Inc. (a)	14,196	12,209
GTC Biotherapeutics, Inc. (a)	4,700	13,959
Harvard Bioscience, Inc. (a)	9,210	49,283
Hemispherx Biopharma, Inc. (a)	10,751	20,642
Human Genome Sciences, Inc. (a)	32,923	468,824

	Shares	Value (Note 1)
ICOS Corp. (a)	15,920	$ 619,925
IDEC Pharmaceuticals Corp. (a)	39,826	1,383,954
IDEXX Laboratories, Inc. (a)	8,611	358,304
Ilex Oncology, Inc. (a)	8,031	135,242
ImClone Systems, Inc. (a)	19,047	800,545
Immtech International, Inc. (a)	2,540	46,228
Immune Response Corp. (a)	5,375	8,493
ImmunoGen, Inc. (a)	10,900	50,576
Immunomedics, Inc. (a)	12,300	108,486
Incyte Corp. (a)	16,700	66,132
Indevus Pharmaceuticals, Inc. (a)	11,100	66,267
Integrated Biopharma, Inc. (a)	2,349	19,027
Interleukin Genetics, Inc. (a)	7,453	16,024
InterMune, Inc. (a)	8,519	162,202
Introgen Therapeutics, Inc. (a)	6,266	43,486
Invitrogen Corp. (a)	12,826	739,675
Isis Pharmaceuticals, Inc. (a)	13,100	86,722
Kendle International, Inc. (a)	4,500	25,875
Kosan Biosciences, Inc. (a)	8,566	75,466
La Jolla Pharmaceutical Co. (a)	9,300	36,642
Lexicon Genetics, Inc. (a)	13,548	70,992
LifeCell Corp. (a)	6,513	38,954
Ligand Pharmaceuticals, Inc. Class B (a)	18,317	254,423
Lipid Sciences, Inc. (a)	7,453	18,633
Luminex Corp. (a)	8,100	55,080
Lynx Therapeutics, Inc. (a)	1,071	4,220
Martek Biosciences (a)	6,729	347,149
Matritech, Inc. (a)	10,400	20,696
Maxim Pharmaceuticals, Inc. (a)	8,595	59,306
Maxygen, Inc. (a)	8,400	104,076
Medarex, Inc. (a)	18,895	113,559
Millennium Pharmaceuticals, Inc. (a)	76,213	1,059,361
Myriad Genetics, Inc. (a)	7,555	94,589
Nabi Biopharmaceuticals (a)	10,337	66,260
Nanogen, Inc. (a)	9,281	31,741
NaPro BioTherapeutics, Inc. (a)	7,200	11,088
Neogen Corp. (a)	2,427	42,715
Neopharm, Inc. (a)	5,313	74,648
NeoRX Corp. (a)	5,527	15,531
Neose Technologies, Inc. (a)	3,700	36,153
Neurobiological Technologies (a)	4,900	25,235
Neurocrine Biosciences, Inc. (a)	7,975	426,742
Neurogen Corp. (a)	2,600	13,520
Northfield Laboratories, Inc. (a)	5,200	34,840
Northwest Biotherapeutics, Inc. (a)	2,800	672
Novavax, Inc. (a)	6,600	41,184
NPS Pharmaceuticals, Inc. (a)	9,286	254,994
Nuvelo, Inc. (a)	13,938	27,737
ONYX Pharmaceuticals, Inc. (a)	5,507	98,300
OraSure Technologies, Inc. (a)	8,900	80,100
Orchid BioSciences, Inc. (a)	23,908	31,798
Ortec International, Inc. (a)	20	38
OSI Pharmaceuticals, Inc. (a)	10,008	381,305
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	8,400	$ 0
OXiGENE, Inc. (a)	2,600	25,220
Paradigm Genetics, Inc. (a)	6,200	9,300
Peregrine Pharmaceuticals, Inc. (a)	27,800	45,870
Pharmacopeia, Inc. (a)	6,400	78,400
Pharmacyclics, Inc. (a)	5,600	26,320
PRAECIS Pharmaceuticals, Inc. (a)	13,900	88,682
Progenics Pharmaceuticals, Inc. (a)	3,700	63,640
Protein Design Labs, Inc. (a)	24,488	301,202
Regeneron Pharmaceuticals, Inc. (a)	12,713	193,365
Repligen Corp. (a)	8,049	60,126
Rigel Pharmaceuticals, Inc. (a)	2,351	21,159
Sangamo Biosciences, Inc. (a)	6,141	17,502
Sangstat Medical Corp. (a)	6,702	149,656
Savient Pharmaceuticals, Inc. (a)	13,500	59,400
SciClone Pharmaceuticals, Inc. (a)	8,921	71,011
Seattle Genetics, Inc. (a)	8,423	48,938
Sequenom, Inc. (a)	11,030	33,642
Serologicals Corp. (a)	6,350	88,265
SIGA Technologies, Inc. (a)	5,500	9,295
Sirna Therapeutics, Inc. (a)	6,395	32,295
Sonus Pharmaceuticals, Inc. (a)	5,100	20,808
Spectrum Pharmaceuticals, Inc. (a)	284	1,534
StemCells, Inc. (a)	2,694	3,825
Strategic Diagnostics, Inc. (a)	4,000	16,000
Tanox, Inc. (a)	11,627	258,003
Targeted Genetics Corp. (a)	18,693	36,077
Techne Corp. (a)	10,542	353,579
Telik, Inc. (a)	8,993	172,486
Third Wave Technologies, Inc. (a)	11,586	48,198
Titan Pharmaceuticals, Inc. (a)	12,200	29,646
Transgenomic, Inc. (a)	4,700	5,593
Transkaryotic Therapies, Inc. (a)	9,435	118,400
Trimeris, Inc. (a)	5,505	234,788
Tularik, Inc. (a)	14,999	151,940
Unigene Laboratories, Inc. (a)	11,200	7,168
United Therapeutics Corp. (a)	5,400	123,768
V.I. Technologies, Inc. (a)	14,794	28,257
Valentis, Inc. (a)	148	333
VaxGen, Inc. (a)	3,600	14,760
Vertex Pharmaceuticals, Inc. (a)	19,991	251,887
Vical, Inc. (a)	4,600	24,380
Vicuron Pharmaceuticals, Inc. (a)	12,004	179,340
Vion Pharmaceuticals, Inc. (a)	8,900	11,926
Viragen, Inc. (a)	22,000	5,280
ViroLogic, Inc. (a)	12,800	17,280
ViroPharma, Inc. (a)	10,100	22,220
XOMA Ltd. (a)	19,544	183,127
Zymogenetics, Inc. (a)	11,100	157,620
		29,079,437

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 2.7%
1-800 CONTACTS, Inc. (a)	3,400	$ 70,448
Abaxis, Inc. (a)	3,400	31,175
Abiomed, Inc. (a)	7,700	40,733
Advanced Magnetics, Inc. (a)	1,665	16,484
Advanced Medical Optics, Inc. (a)	6,542	108,532
Advanced Neuromodulation Systems, Inc. (a)	4,650	176,700
AeroGen, Inc. (a)	9,800	4,900
Aksys Ltd. (a)	7,700	76,846
ALARIS Medical, Inc. (a)	15,901	272,702
Align Technology, Inc. (a)	14,900	164,943
American Medical Systems Holdings, Inc. (a)	8,584	178,204
Analogic Corp.	3,332	170,299
Angeion Corp. (a)	2	3
Anika Therapeutics, Inc. (a)	1,100	5,995
Apogent Technologies, Inc. (a)	25,343	553,491
Applied Imaging Corp. (a)	7,900	9,875
Aradigm Corp. (a)	19,588	32,124
Arrow International, Inc.	10,800	279,288
Arthrocare Corp. (a)	4,929	83,004
Aspect Medical Systems, Inc. (a)	4,717	48,349
ATS Medical, Inc. (a)	6,700	26,398
Avitar, Inc. (a)	2,400	384
Beckman Coulter, Inc.	15,753	698,646
Bio-Rad Laboratories, Inc. Class A (a)	6,446	329,713
BioLase Technology, Inc. (a)	5,271	61,513
Biosite, Inc. (a)	3,755	174,232
Boston Biomedica, Inc. (a)	5,200	14,456
Bruker BioSciences Corp. (a)	17,685	81,351
Cambridge Heart, Inc. (a)	1,200	1,320
Candela Corp. (a)	3,464	48,531
Cantel Medical Corp. (a)	4,392	55,778
Cardiac Science, Inc. (a)	22,500	75,825
Cardima, Inc. (a)	13,600	10,880
Cardiodynamics International Corp. (a)	14,794	64,058
Cardiogenesis Corp. (a)	2,780	3,225
Cardiotech International, Inc. (a)	3,942	15,531
Cerus Corp. (a)	6,078	46,497
Cholestech Corp. (a)	4,000	36,440
Chromavision Medical Systems, Inc. (a)	8,700	10,875
Closure Medical Corp. (a)	3,400	84,048
CNS., Inc. (a)	5,646	64,364
Compex Technologies, Inc. (a)	2,636	17,872
Computerized Thermal Imaging, Inc. (a)	44,317	16,397
Conceptus, Inc. (a)	5,000	81,050
CONMED Corp. (a)	7,258	154,378
Cooper Companies, Inc.	7,935	294,309
CTI Molecular Imaging, Inc. (a)	11,758	176,840
Curon Medical, Inc. (a)	10,800	12,420
Cyberonics, Inc. (a)	5,600	154,168
Cygnus, Inc. (a)	9,600	4,704
Cytyc Corp. (a)	28,629	374,467
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Dade Behring Holdings, Inc. (a)	10,423	$ 290,802
Datascope Corp.	4,000	118,800
DENTSPLY International, Inc.	20,376	891,450
Diagnostic Products Corp.	7,087	268,597
Diametrics Medical, Inc. (a)	4,600	3,266
DJ Orthopedics, Inc. (a)	4,826	56,947
Dyax Corp. (a)	9,900	37,224
E-Z-EM, Inc.	3,553	36,596
Edwards Lifesciences Corp. (a)	15,443	439,199
Encore Medical Corp. (a)	2,666	16,049
Endocardial Solutions, Inc. (a)	6,800	35,904
Endologix, Inc. (a)	11,400	36,936
Epix Medical, Inc. (a)	5,100	97,053
Exactech, Inc. (a)	2,580	40,893
Fisher Scientific International, Inc. (a)	14,075	552,022
Fonar Corp. (a)	21,000	38,598
Haemonetics Corp. (a)	5,933	125,839
HealthTronics Surgical Services, Inc. (a)	4,700	32,712
Hillenbrand Industries, Inc.	15,934	862,826
Hologic, Inc. (a)	5,800	95,700
Hycor Biomedical, Inc. (a)	3,394	18,599
I-Flow Corp. (a)	4,934	40,952
I-Stat Corp. (a)	7,156	78,716
ICU Medical, Inc. (a)	3,320	97,608
IGEN International, Inc. (a)	6,067	354,070
Illumina, Inc. (a)	10,253	36,911
Immucor, Inc. (a)	3,300	82,500
Implant Sciences Corp. (a)	500	3,480
INAMED Corp. (a)	5,695	420,519
Integra Lifesciences Holdings Corp. (a)	6,400	172,864
Integrated Surgial Systems, Inc. (a)	3,500	165
Interpore International, Inc. (a)	4,914	74,742
Intuitive Surgical, Inc. (a)	7,018	105,761
Invacare Corp.	7,715	292,939
Inverness Medical Innovations, Inc. (a)	3,792	87,216
Invivo Corp. (a)	2,544	58,560
Iridex Corp. (a)	100	400
IVAX Diagnostics, Inc. (a)	7,600	37,924
Kensey Nash Corp. (a)	3,700	103,045
Kyphon, Inc. (a)	9,621	227,537
Laserscope, Inc. (a)	3,775	37,335
LaserSight, Inc. (a)	15,400	2,618
Lifecore Biomedical, Inc. (a)	1,700	10,013
Matrixx Initiatives, Inc. (a)	4,003	36,107
Matthews International Corp. Class A	8,007	213,066
Med-Design Corp. (a)	3,800	16,340
Medamicus, Inc. (a)	3,500	32,200
Medical Action Industries, Inc. (a)	3,174	42,817
MedSource Technologies, Inc. (a)	5,433	26,785
Medwave, Inc. (a)	3,184	17,830
Mentor Corp.	11,684	270,017

	Shares	Value (Note 1)
Meridian Bioscience, Inc.	4,785	$ 50,865
Merit Medical Systems, Inc. (a)	5,209	107,878
Mesa Laboratories, Inc. (a)	4,496	39,745
Micro Therapeutics, Inc. (a)	9,155	48,988
Microtek Medical Holdings, Inc. (a)	13,414	53,254
Mine Safety Appliances Co.	3,100	168,206
Molecular Devices Corp. (a)	4,070	78,958
Natus Medical, Inc. (a)	3,685	15,846
Nektar Therapeutics (a)	15,170	174,000
North American Scientific, Inc. (a)	4,200	43,218
Novoste Corp. (a)	5,500	24,695
Nutraceutical International Corp. (a)	5,157	50,539
Ocular Sciences, Inc. (a)	5,800	131,138
Optical Sensors, Inc. (a)	16	64
Orthologic Corp. (a)	7,819	40,268
Orthovita, Inc. (a)	4,753	19,155
Osteotech, Inc. (a)	4,287	47,200
Palomar Medical Technologies, Inc. (a)	5,551	40,633
Paradigm Medical Industries, Inc. (a)	3,600	864
PharmaNetics, Inc. (a)	6,085	26,470
Physiometrix, Inc. (a)	3,200	4,989
PolyMedica Corp.	3,060	137,761
Possis Medical, Inc. (a)	4,839	90,102
Precision Optics Corp., Inc. (a)	850	2,006
Quidel Corp. (a)	7,091	44,673
Quinton Cardiology Systems, Inc. (a)	2,089	16,545
Regeneration Technologies, Inc. (a)	7,200	110,160
ResMed, Inc. (a)	8,479	367,141
Respironics, Inc. (a)	8,511	354,568
Retractable Technologies, Inc. (a)	5,986	44,596
Rita Medical Systems, Inc. (a)	5,600	16,184
Sola International, Inc. (a)	5,825	99,608
Sonic Innovations, Inc. (a)	6,800	42,228
SonoSight, Inc. (a)	3,700	68,968
Spectrx, Inc. (a)	11,480	13,202
Staar Surgical Co. (a)	3,361	40,500
Steris Corp. (a)	17,675	413,949
SurModics, Inc. (a)	4,400	147,664
Sybron Dental Specialties, Inc. (a)	9,850	235,809
Symphonix Devices, Inc. (a)	12,000	480
Synovis Life Technologies, Inc. (a)	2,100	59,493
The Spectranetics Corp. (a)	4,700	27,683
Theragenics Corp. (a)	8,722	38,813
Therasense, Inc. (a)	10,502	149,654
Thoratec Corp. (a)	14,314	214,853
Trimedyne, Inc. (a)	9,200	5,060
TriPath Imaging, Inc. (a)	8,332	58,074
Urologix, Inc. (a)	5,400	23,755
Varian Medical Systems, Inc. (a)	17,581	981,899
Vasomedical, Inc. (a)	20,600	18,540
Ventana Medical Systems, Inc. (a)	4,300	173,935
Viasys Healthcare, Inc. (a)	7,100	156,910
Vision Sciences, Inc. (a)	8,863	17,549
VISX, Inc. (a)	12,199	244,224
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vital Signs, Inc.	3,500	$ 96,285
West Pharmaceutical Services, Inc.	3,593	104,197
Wilson Greatbatch Technologies, Inc. (a)	5,396	213,520
Wright Medical Group, Inc. (a)	8,185	201,760
Young Innovations, Inc.	1,900	54,150
Zoll Medical Corp. (a)	2,400	78,312
		18,923,597
Health Care Providers & Services - 4.1%
A.D.A.M., Inc. (a)	2,800	5,208
Accredo Health, Inc. (a)	12,598	297,565
AdvancePCS Class A (a)	23,177	931,252
Advisory Board Co. (a)	3,787	161,326
Air Methods Corp. (a)	2,146	17,254
Alliance Imaging, Inc. (a)	13,838	50,924
Allied Healthcare International, Inc. (a)	4,099	16,191
Amedisys, Inc. (a)	4,700	37,788
America Service Group, Inc. (a)	1,200	21,240
American Dental Partners, Inc. (a)	1,812	16,399
American Healthways, Inc. (a)	4,000	140,320
American Retirement Corp. (a)	15,773	36,278
AMERIGROUP Corp. (a)	5,289	215,368
AMN Healthcare Services, Inc. (a)	10,636	175,494
AmSurg Corp. (a)	5,508	166,342
Andrx Corp. (a)	18,084	325,512
Apria Healthcare Group, Inc. (a)	14,345	371,536
Beverly Enterprises, Inc. (a)	28,459	184,984
Bio-Imaging Technologies, Inc. (a)	2,255	16,462
Bioanalytical Systems, Inc. (a)	5,100	22,236
BriteSmile, Inc. (a)	613	21,149
Capital Senior Living Corp. (a)	9,082	40,687
CareCentric, Inc. (a)	37	25
Caremark Rx, Inc. (a)	67,169	1,687,957
Carriage Services, Inc. (a)	9,859	31,450
Centene Corp. (a)	4,807	134,596
Cerner Corp. (a)	9,046	319,414
Claimsnet.com, Inc. (a)	2,700	567
Cobalt Corp. (a)	11,186	221,371
Community Health Systems, Inc. (a)	25,264	580,819
Comprehensive Care Corp. (a)	300	675
Computer Programs & Systems, Inc.	2,200	46,200
Corvel Corp. (a)	3,292	124,635
Covance, Inc. (a)	16,005	333,704
Coventry Health Care, Inc. (a)	15,164	711,798
Cross Country Healthcare, Inc. (a)	8,000	124,800
Cryolife, Inc. (a)	5,350	29,960
Curative Health Services, Inc. (a)	3,900	66,885
D & K Healthcare Resources, Inc.	4,000	61,680
DaVita, Inc. (a)	16,136	490,534
Dendrite International, Inc. (a)	9,600	139,680
Digital Angel Corp. (a)	8,540	17,934
Dynacq International, Inc.	4,300	103,931

	Shares	Value (Note 1)
Eclipsys Corp. (a)	12,025	$ 180,976
Emeritus Corp. (a)	2,027	14,594
eResearchTechnology, Inc. (a)	5,716	182,112
Express Scripts, Inc. (a)	20,066	1,300,477
First Health Group Corp. (a)	24,481	641,892
Five Star Quality Care, Inc. (a)	407	753
Genesis Health Ventures, Inc. (a)	10,389	249,336
Gentiva Health Services, Inc. (a)	7,131	75,446
Hanger Orthopedic Group, Inc. (a)	4,900	68,355
Health Grades, Inc. (a)	100	42
Health Net, Inc. (a)	29,686	944,905
HealthAxis, Inc. (a)	190	627
HealthExtras, Inc. (a)	7,912	75,085
HealthGate Data Corp. (a)	1,733	607
HealthStream, Inc. (a)	6,456	16,392
HearUSA, Inc. (a)	11,882	17,110
Henry Schein, Inc. (a)	11,258	650,938
HMS Holdings Corp. (a)	6,600	23,965
Hooper Holmes, Inc.	15,228	103,398
IDX Systems Corp. (a)	7,100	145,834
IMPAC Medical Systems, Inc.	2,645	51,181
Inveresk Research Group, Inc. (a)	9,620	168,542
Kindred Healthcare, Inc. (a)	4,561	149,373
LabOne, Inc. (a)	2,752	63,103
Laboratory Corp. of America Holdings (a)	38,035	1,150,559
LCA-Vision, Inc. (a)	3,309	50,959
Lifeline Systems, Inc. (a)	1,358	41,215
LifePoint Hospitals, Inc. (a)	10,459	301,324
Lincare Holdings, Inc. (a)	26,888	931,131
Matria Healthcare, Inc. (a)	3,250	50,278
Medcath Corp. (a)	5,300	50,027
Medical Staffing Network Holdings, Inc. (a)	9,473	80,521
Mid Atlantic Medical Services, Inc. (a)	11,992	588,328
MIM Corp. (a)	6,500	45,500
Molina Healthcare, Inc.	1,444	34,295
National Healthcare Corp. (a)	2,858	53,187
National Medical Health Card Systems (a)	3,200	37,120
NDCHealth Corp.	8,999	190,599
NovaMed Eyecare, Inc. (a)	5,200	9,828
Odyssey Healthcare, Inc. (a)	9,429	288,810
Omnicare, Inc.	25,763	873,366
Omnicell, Inc. (a)	6,888	88,511
Option Care, Inc. (a)	6,625	77,181
Orthodontic Centers of America, Inc. (a)	12,614	88,046
Owens & Minor, Inc.	8,335	194,206
Oxford Health Plans, Inc. (a)	21,377	774,916
PacifiCare Health Systems, Inc. (a)	9,587	477,433
PAREXEL International Corp. (a)	7,000	118,020
Patterson Dental Co. (a)	17,668	960,963
PDI, Inc. (a)	4,100	105,780
Pediatrix Medical Group, Inc. (a)	6,279	280,797
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Per-Se Technologies, Inc. (a)	7,760	$ 124,703
Pharmaceutical Product Development, Inc. (a)	14,233	363,084
Planvista Corp. (a)	2,200	6,380
Precis, Inc. (a)	4,200	21,420
Prime Medical Services, Inc. (a)	7,600	34,648
Priority Healthcare Corp. Class B (a)	10,907	230,356
Province Healthcare Co. (a)	12,371	177,771
ProxyMed, Inc. (a)	3,290	46,422
PSS World Medical, Inc. (a)	16,475	152,888
Psychemedics Corp.	4,138	34,428
Psychiatric Solutions, Inc. (a)	2,101	23,762
QMed, Inc. (a)	4,900	36,750
Radiologix, Inc. (a)	7,000	25,550
RehabCare Group, Inc. (a)	4,700	74,260
Renal Care Group, Inc. (a)	12,399	450,208
ResCare, Inc. (a)	5,265	34,591
Rural/Metro Corp. (a)	8,900	11,481
Select Medical Corp. (a)	12,487	359,626
Service Corp. International (SCI) (a)	79,226	316,904
SFBC International, Inc. (a)	2,494	72,625
Sierra Health Services, Inc. (a)	6,858	133,800
Specialty Laboratories, Inc. (a)	6,700	70,685
SRI/Surgical Express, Inc. (a)	2,800	21,000
Stewart Enterprises, Inc. Class A (a)	26,000	107,120
Sunrise Senior Living, Inc. (a)	5,800	144,768
Triad Hospitals, Inc. (a)	19,328	626,227
Tripos, Inc. (a)	2,200	16,324
Trover Solutions, Inc. (a)	5,890	41,289
U.S. Oncology, Inc. (a)	24,477	194,592
U.S. Physical Therapy, Inc. (a)	4,900	73,745
United Surgical Partners International, Inc. (a)	6,900	179,124
Universal Health Services, Inc. Class B (a)	15,054	749,388
VCA Antech, Inc. (a)	10,600	244,224
Ventiv Health, Inc. (a)	6,565	45,167
VistaCare, Inc. Class A	3,821	120,373
VitalWorks, Inc. (a)	10,500	52,605
WebMD Corp. (a)	78,081	804,234
WellChoice, Inc.	4,200	121,884
Women First Healthcare, Inc. (a)	5,800	6,264
		27,918,743
Pharmaceuticals - 1.8%
aaiPharma, Inc. (a)	6,600	118,602
Able Laboratories, Inc. (a)	3,283	78,103
Adolor Corp. (a)	8,000	113,920
Alpharma, Inc. Class A	12,791	268,227
Alteon, Inc. (a)	10,444	16,293
American Pharmaceutical Partners, Inc. (a)	2,405	114,574
Antigenics, Inc. (a)	10,204	144,285

	Shares	Value (Note 1)
Argonaut Technologies, Inc. (a)	2,100	$ 2,583
Atherogenics, Inc. (a)	9,644	131,255
Atrix Laboratories, Inc. (a)	5,300	160,060
AVANIR Pharmaceuticals Class A (a)	21,451	34,536
Barr Laboratories, Inc. (a)	17,127	1,158,984
Bentley Pharmaceuticals, Inc. (a)	3,900	61,815
Bone Care International, Inc. (a)	4,636	57,950
Boston Life Sciences, Inc. (a)	7,300	11,388
Bradley Pharmaceuticals, Inc. (a)	3,400	88,400
Cellegy Pharmaceuticals, Inc. (a)	10,817	33,749
CIMA Labs, Inc. (a)	3,603	97,245
Collagenex Pharmaceuticals, Inc. (a)	4,900	57,232
Columbia Laboratories, Inc. (a)	8,757	119,883
Cortex Pharmaceuticals, Inc. (a)	7,500	28,275
Cypress Bioscience, Inc. (a)	2,962	17,446
DepoMed, Inc. (a)	5,828	36,075
Discovery Laboratories, Inc. (a)	10,400	77,168
Discovery Partners International, Inc. (a)	7,700	36,845
Durect Corp. (a)	15,222	38,055
Emisphere Technologies, Inc. (a)	5,000	22,160
Endo Pharmaceuticals Holdings, Inc. (a)	33,518	568,130
Eon Labs, Inc. (a)	11,108	375,117
Ergo Science Corp. (a)	4,000	7,240
Esperion Therapeutics, Inc. (a)	7,453	134,825
First Horizon Pharmaceutical Corp. (a)	9,950	60,198
Genaera Corp. (a)	9,931	44,193
Guilford Pharmaceuticals, Inc. (a)	9,200	47,196
Heska Corp. (a)	21,835	33,408
Hi-Tech Pharmacal Co., Inc. (a)	1,867	47,048
Hollis-Eden Pharmaceutcals, Inc. (a)	3,462	73,602
ICN Pharmaceuticals, Inc.	21,136	369,880
Impax Laboratories, Inc. (a)	13,666	176,838
InKine Pharmaceutical, Inc. (a)	15,170	54,915
Insmed, Inc. (a)	10,900	29,103
Inspire Pharmaceuticals, Inc. (a)	7,600	111,340
IntraBiotics Pharmaceuticals, Inc. (a)	1,050	3,978
Ista Pharmaceuticals, Inc. (a)	2,359	15,098
IVAX Corp. (a)	50,375	997,425
Kos Pharmaceuticals, Inc. (a)	5,300	199,810
KV Pharmaceutical Co. Class A (a)	8,496	277,394
MacroChem Corp. (a)	9,600	9,984
Manhattan Pharmaceuticals, Inc. (a)	52,894	17,984
Medicines Co. (a)	11,937	341,995
Medicis Pharmaceutical Corp. Class A	6,841	417,848
MGI Pharma, Inc. (a)	7,590	292,898
Miravant Medical Technologies (a)	5,600	6,328
Mylan Laboratories, Inc.	47,616	1,733,222
Nastech Pharmaceutical Co., Inc. (a)	2,455	21,236
Noven Pharmaceuticals, Inc. (a)	5,900	65,844
Nutrition 21, Inc. (a)	17,400	20,880
Orphan Medical, Inc. (a)	2,300	27,945
Oxis International, Inc. (a)	5,100	1,785
Pain Therapeutics, Inc. (a)	7,500	58,500
Palatin Technologies, Inc. (a)	10,480	36,680
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Penwest Pharmaceuticals Co. (a)	3,643	$ 79,709
Perrigo Co.	17,246	242,306
Pharmaceutical Resources, Inc. (a)	8,440	472,134
Pharmos Corp. (a)	21,566	38,603
Pozen, Inc. (a)	6,700	107,602
Pure World, Inc. (a)	3,240	4,795
Salix Pharmaceuticals Ltd. (a)	6,500	89,635
Sepracor, Inc. (a)	21,623	582,091
SICOR, Inc. (a)	30,001	595,520
SuperGen, Inc. (a)	8,300	48,638
Twinlab Corp. (a)	2,200	132
Vivus, Inc. (a)	7,902	31,450
Zila, Inc. (a)	12,400	35,092
Zonagen, Inc. (a)	4,300	7,482
		12,140,164
TOTAL HEALTH CARE		88,061,941
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.8%
AAR Corp.	7,350	58,874
Aeroflex, Inc. (a)	15,806	143,835
Alliant Techsystems, Inc. (a)	9,907	504,663
Applied Signal Technology, Inc.	2,771	51,596
Armor Holdings, Inc. (a)	6,938	105,180
Astronics Corp. (a)	3,600	16,034
Aviall, Inc. (a)	4,089	51,930
BE Aerospace, Inc. (a)	10,100	44,844
CPI Aerostructures, Inc. (a)	1,792	16,486
Cubic Corp.	6,902	182,006
Curtiss-Wright Corp.	2,638	179,384
DRS Technologies, Inc. (a)	6,092	158,392
Ducommun, Inc. (a)	2,189	37,191
EDO Corp.	5,444	111,711
Engineered Support Systems, Inc.	4,248	249,188
Esterline Technologies Corp. (a)	4,867	96,172
Fairchild Corp. Class A (a)	10,150	46,183
Firearms Training Systems, Inc. Class A (a)	34,888	14,653
GenCorp, Inc.	11,613	119,149
Hawk Corp. Class A (a)	3,769	15,641
Heico Corp.	2,026	24,535
Heico Corp. Class A	1,918	17,607
Herley Industries, Inc. (a)	3,289	64,958
Hexcel Corp. (a)	10,646	58,872
Innovative Solutions & Support, Inc. (a)	6,200	44,268
Integrated Defense Technologies, Inc. (a)	5,959	101,780
Invision Technologies, Inc. (a)	4,452	112,012
Irvine Sensors Corp. (a)	390	644
Kaman Corp. Class A	5,631	72,640

	Shares	Value (Note 1)
KVH Industries, Inc. (a)	3,058	$ 84,370
L-3 Communications Holdings, Inc. (a)	24,562	1,254,873
Ladish Co., Inc. (a)	2,770	16,482
Mercury Air Group, Inc. (a)	4,673	30,889
Mercury Computer Systems, Inc. (a)	5,563	122,386
Moog, Inc. Class A (a)	3,700	139,490
Mooney Aerospace Group Ltd. Class A (a)	600	20
MTC Technologies, Inc. (a)	3,400	77,894
Orbital Sciences Corp. (a)	11,000	96,470
Pacific Aerospace & Electronics, Inc. (a)	112	39
Pemco Aviation Group, Inc. (a)	710	16,870
Precision Castparts Corp.	13,533	479,068
Sequa Corp. Class A (a)	2,598	114,052
SI International, Inc.	1,770	31,595
Simula, Inc. (a)	5,984	16,636
Teledyne Technologies, Inc. (a)	8,750	133,438
The Allied Defense Group, Inc. (a)	1,600	30,192
Transtechnology Corp. (a)	2,186	17,466
Triumph Group, Inc. (a)	3,955	124,899
United Defense Industries, Inc. (a)	5,847	165,470
United Industrial Corp.	4,500	76,815
		5,729,842
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	11,329	26,623
AirNet Systems, Inc. (a)	400	1,708
Atlas Air Worldwide Holdings, Inc. (a)	9,300	9,765
C.H. Robinson Worldwide, Inc.	21,700	823,949
CNF, Inc.	12,528	372,082
EGL, Inc. (a)	11,800	209,096
Expeditors International of Washington, Inc.	26,672	1,005,801
Forward Air Corp. (a)	5,700	173,052
Hub Group, Inc. Class A (a)	3,182	33,561
J.B. Hunt Transport Services, Inc. (a)	10,048	499,386
Pacer International, Inc. (a)	9,427	187,597
Park-Ohio Holdings Corp. (a)	2,400	17,400
Velocity Express Corp. (a)	480	298
		3,360,318
Airlines - 0.5%
AirTran Holdings, Inc. (a)	18,861	253,303
Alaska Air Group, Inc. (a)	6,708	185,074
America West Holding Corp. Class B (a)	10,089	85,757
AMR Corp. (a)	40,594	446,534
ATA Holdings Corp. (a)	2,342	20,493
Atlantic Coast Airlines Holdings, Inc. (a)	11,185	89,368
Continental Airlines, Inc. Class B (a)	17,119	261,236
ExpressJet Holdings, Inc. Class A (a)	16,511	223,724
Frontier Airlines, Inc. (a)	7,700	123,200
JetBlue Airways Corp. (a)	17,350	930,307
MAIR Holdings, Inc. (a)	11,500	87,975
Mesa Air Group, Inc. (a)	8,600	102,082
Midwest Express Holdings, Inc. (a)	2,350	11,797
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	22,139	$ 198,587
SkyWest, Inc.	14,893	260,330
UAL Corp. (a)	30,750	23,063
World Airways, Inc. (a)	5,344	17,101
		3,319,931
Building Products - 0.3%
Aaon, Inc. (a)	3,573	64,707
Advanced Environmental Recycling Technologies, Inc. Class A (a)	12,146	16,761
American Woodmark Corp.	2,100	106,974
Apogee Enterprises, Inc.	6,513	73,988
Armstrong Holdings, Inc. (a)	18,200	32,760
Drew Industries, Inc. (a)	4,495	80,910
ElkCorp	4,991	120,283
Griffon Corp. (a)	7,993	150,668
Humitech, Inc.	750	0
Insteel Industries, Inc. (a)	400	264
Jacuzzi Brands, Inc. (a)	19,346	110,079
Lennox International, Inc.	14,767	238,635
NCI Building Systems, Inc. (a)	4,861	93,331
North American Technologies Group, Inc. (a)	16,235	17,193
Owens Corning (a)	27,558	17,637
PW Eagle, Inc. (a)	5,000	17,800
Quixote Corp.	2,933	70,392
Simpson Manufacturing Co. Ltd. (a)	6,211	295,644
Trex Co., Inc. (a)	3,798	137,488
U.S. Plastic Lumber Co. (a)	6,200	1,426
Universal Forest Products, Inc.	4,264	105,193
US Home Systems, Inc. (a)	1,540	16,848
USG Corp. (a)	11,100	184,926
Water Pik Technologies, Inc. (a)	4,400	43,340
York International Corp.	10,050	324,414
		2,321,661
Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	12,679	198,426
Accessity Corp. (a)	3,900	1,716
Administaff, Inc. (a)	7,900	81,370
AG Services of America, Inc. (a)	800	5,272
Ambassadors International, Inc. (a)	3,583	42,960
Amrep Corp.	1,269	17,436
Angelica Corp.	3,400	66,164
Aramark Corp. Class B (a)	21,362	534,050
Arbitron, Inc. (a)	7,600	281,048
Banta Corp.	6,590	228,871
Bowne & Co., Inc.	8,243	119,771
Bright Horizons Family Solutions, Inc. (a)	3,700	144,078
Career Education Corp. (a)	23,923	1,079,645
Casella Waste Systems, Inc. Class A (a)	6,427	78,088
Cash Technologies, Inc. (a)	2,900	3,045
CDI Corp.	4,700	119,615

	Shares	Value (Note 1)
Central Parking Corp.	8,950	$ 136,040
Century Business Services, Inc. (a)	24,438	97,263
Charles River Associates, Inc. (a)	2,203	74,109
Childtime Learning Centers, Inc. (a)	8,960	21,056
ChoicePoint, Inc. (a)	22,212	871,821
Clean Harbors, Inc. (a)	3,600	16,920
Coinstar, Inc. (a)	5,730	87,841
Collectors Universe, Inc. (a)	1,325	4,691
Conolog Corp. (a)	170	94
Consolidated Graphics, Inc. (a)	4,000	98,920
Copart, Inc. (a)	23,108	232,004
Corinthian Colleges, Inc. (a)	11,226	646,056
Cornell Companies, Inc. (a)	3,200	50,912
Corporate Executive Board Co. (a)	9,627	425,032
CoStar Group, Inc. (a)	3,969	118,157
CPI Corp.	3,892	64,802
Daisytek International Corp. (a)	6,200	403
Darling International, Inc. (a)	20,805	47,227
DeVry, Inc. (a)	17,896	464,401
DiamondCluster International, Inc. Class A (a)	9,250	55,500
Dun & Bradstreet Corp. (a)	19,107	804,405
Duratek, Inc. (a)	4,745	44,465
Edison Schools, Inc. Class A (a)	14,400	24,480
Education Management Corp. (a)	9,135	558,697
Electro Rent Corp. (a)	6,066	72,671
Electronic Clearing House, Inc. (a)	3,675	31,054
Ennis Business Forms, Inc.	6,312	93,291
EVCI Career Colleges, Inc. (a)	1,100	2,508
Excelligence Learning Corp. (a)	4,092	19,846
Exponent, Inc. (a)	1,200	20,688
Exult, Inc. (a)	28,212	238,956
Falcon Products, Inc. (a)	1,200	5,508
First Consulting Group, Inc. (a)	8,600	40,420
Food Technology Service, Inc. (a)	25,956	27,228
Franklin Covey Co. (a)	3,200	4,480
FTI Consulting, Inc. (a)	10,785	269,625
G&K Services, Inc. Class A	5,200	171,860
General Binding Corp. (a)	5,330	64,813
Gevity HR, Inc.	6,424	100,664
GP Strategies Corp. (a)	7,150	48,620
Greg Manning Auctions, Inc. (a)	1,900	7,695
Gundle/SLT Environmental, Inc. (a)	2,400	43,488
Hall Kinion & Associates, Inc. (a)	5,700	24,225
Headway Corporate Resources (a)	400	4
Healthcare Services Group	2,200	36,410
Heidrick & Struggles International, Inc. (a)	5,300	98,898
Herman Miller, Inc.	18,412	430,473
Hewitt Associates, Inc. Class A (a)	5,368	133,932
HON Industries, Inc.	14,804	543,603
Hudson Highland Group, Inc. (a)	2,261	47,210
ICT Group, Inc. (a)	2,462	27,008
ImageMax, Inc. (a)	700	133
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Imagistics International, Inc. (a)	4,016	$ 114,858
Information Resources, Inc. (a)	9,200	35,604
Innotrac Corp. (a)	3,400	24,715
Insurance Auto Auctions, Inc. (a)	3,800	47,196
Integrated Alarm Services Group, Inc.	6,200	54,636
Interpool, Inc.	6,947	126,088
Ionics, Inc. (a)	4,482	98,604
ITT Educational Services, Inc. (a)	11,501	498,568
John H. Harland Co.	7,049	177,564
Kaiser Ventures LLC Class A (a)	100	150
Kelly Services, Inc. Class A (non-vtg.)	9,060	237,553
kforce, Inc. (a)	6,481	44,265
Korn/Ferry International (a)	9,700	99,425
Kroll, Inc. (a)	10,655	265,096
Labor Ready, Inc. (a)	9,675	89,687
Layne Christensen Co. (a)	2,200	20,568
Learning Tree International, Inc. (a)	5,100	85,170
Mac-Gray Corp. (a)	3,727	16,734
Mace Security International, Inc. (a)	400	588
Mail-Well, Inc. (a)	13,014	44,638
Manpower, Inc.	19,811	770,846
McGrath RentCorp.	3,400	94,180
Medialink Worldwide, Inc. (a)	9,783	29,349
MemberWorks, Inc. (a)	2,861	103,282
Mobile Mini, Inc. (a)	4,400	85,404
Multi-Color Corp. (a)	680	16,878
Nashua Corp. (a)	4,986	39,888
National Equipment Services, Inc. (a)	700	49
National Research Corp. (a)	1,266	16,142
Navigant Consulting, Inc. (a)	10,869	165,209
NCO Group, Inc. (a)	6,448	136,762
New England Business Service, Inc.	3,674	110,587
New Horizons Worldwide, Inc. (a)	1,100	7,040
Nextera Enterprises, Inc. Class A (a)	3,600	1,296
Nobel Learning Communities, Inc. (a)	2,902	15,590
On Assignment, Inc. (a)	7,800	37,440
PerfectData Corp. (a)	2,400	2,280
Perma-Fix Environmental Services, Inc. (a)	8,722	15,612
PICO Holdings, Inc. (a)	3,868	50,168
Portfolio Recovery Associates, Inc.	3,306	90,320
Pre-Paid Legal Services, Inc. (a)	4,623	103,648
PRG-Schultz International, Inc. (a)	15,091	95,073
Princeton Review, Inc. (a)	7,622	53,735
ProsoftTraining (a)	3,300	1,254
Protection One, Inc. (a)	27,405	23,842
Providence Service Corp.	2,000	27,200
RCM Technologies, Inc. (a)	5,700	25,992
RemedyTemp, Inc. Class A (a)	2,163	25,956
Republic Services, Inc.	41,247	1,015,501
Resources Connection, Inc. (a)	5,500	152,075

	Shares	Value (Note 1)
Right Management Consultants, Inc. (a)	5,395	$ 76,447
RMH Teleservices, Inc. (a)	4,300	19,436
Rollins, Inc.	11,624	208,418
Roto-Rooter, Inc.	2,400	92,472
Schawk, Inc. Class A	4,200	50,400
School Specialty, Inc. (a)	4,801	135,148
ServiceMaster Co.	76,182	762,582
SITEL Corp. (a)	18,401	22,817
SOS Staffing Services, Inc. (a)	100	347
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	16,400	145,632
SOURCECORP, Inc. (a)	4,700	123,986
Spherion Corp. (a)	15,852	110,171
Spherix, Inc. (a)	5,661	47,609
Standard Register Co.	7,180	128,163
Steelcase, Inc. Class A	11,616	137,533
Stericycle, Inc. (a)	10,327	495,593
Strayer Education, Inc.	2,748	262,434
Sylvan Learning Systems, Inc. (a)	10,648	306,769
Team, Inc. (a)	2,076	16,546
TeamStaff, Inc. (a)	6,900	16,008
Teletech Holdings, Inc. (a)	17,680	92,466
Tetra Tech, Inc. (a)	13,825	264,472
The Brink's Co.	13,997	228,851
Traffix, Inc.	3,300	9,973
TRC Companies, Inc. (a)	3,900	75,777
U.S. Liquids, Inc. (a)	500	135
United Rentals, Inc. (a)	19,785	333,971
United Stationers, Inc. (a)	8,400	341,376
Valassis Communications, Inc. (a)	13,508	396,865
Venture Catalyst, Inc. (a)	4,800	960
Venturi Partners, Inc. (a)	40	400
Viad Corp.	22,550	538,494
Volt Information Sciences, Inc. (a)	4,358	76,265
Wackenhut Corrections Corp. (a)	5,270	95,124
Waste Connections, Inc. (a)	7,286	256,686
Waste Industries USA, Inc. (a)	5,674	46,811
Waterlink, Inc. (a)	13,000	520
Watson Wyatt & Co. Holdings Class A (a)	8,613	199,046
West Corp. (a)	16,926	419,765
Westaff, Inc. (a)	6,888	14,189
Willis Lease Finance Corp. (a)	2,400	13,056
Workflow Management, Inc. (a)	3,201	16,549
		22,526,729
Construction & Engineering - 0.4%
ACMAT Corp. Class A (a)	2,692	31,416
Butler Manufacturing Co.	3,012	44,337
Comfort Systems USA, Inc. (a)	9,424	35,057
DualStar Technologies Corp. (a)	5,900	1,475
Dycom Industries, Inc. (a)	12,024	272,344
EMCOR Group, Inc. (a)	3,871	170,595
ENGlobal Corp. (a)	5,596	18,187
Foster Wheeler Ltd. (a)	18,200	21,112
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
Granite Construction, Inc.	11,063	$ 215,286
Guardian Technologies International (a)	560	1,624
Insituform Technologies, Inc. Class A (a)	7,100	125,599
Integrated Electrical Services, Inc. (a)	9,900	61,875
Jacobs Engineering Group, Inc. (a)	14,268	668,170
Keith Companies, Inc. (a)	4,000	45,360
Lexent, Inc. (a)	4,700	6,815
MasTec, Inc. (a)	11,683	111,923
McDermott International, Inc. (a)	15,898	80,444
Michael Baker Corp. (a)	1,648	16,068
Perini Corp. (a)	5,300	44,520
Quanta Services, Inc. (a)	29,271	278,367
Shaw Group, Inc. (a)	9,800	86,828
URS Corp. (a)	8,800	200,904
Xanser Corp. (a)	6,948	18,065
		2,556,371
Electrical Equipment - 0.7%
A.O. Smith Corp.	7,768	278,871
Active Power, Inc. (a)	13,400	29,882
Acuity Brands, Inc.	10,297	184,419
American Superconductor Corp. (a)	6,800	82,892
AMETEK, Inc.	8,382	351,709
AML Communications, Inc. (a)	5,300	3,445
AMX Corp. (a)	2,500	14,675
AZZ, Inc. (a)	2,934	39,756
Baldor Electric Co.	8,826	196,114
Beacon Power Corp. (a)	1,934	1,296
Belden, Inc.	6,393	117,248
BMC Industries, Inc. (a)	900	90
Brady Corp. Class A	5,791	206,275
BTU International, Inc. (a)	5,700	14,250
C&D Technologies, Inc.	6,497	129,550
Capstone Turbine Corp. (a)	20,500	45,920
Digital Power Corp. (a)	5,300	4,081
Electric Fuel Corp. (a)	6,500	6,240
Encore Wire Corp. (a)	4,240	57,664
Energy Conversion Devices, Inc. (a)	5,300	63,600
Evergreen Solar, Inc. (a)	800	1,568
EXX, Inc. Class A (a)	4,248	16,142
Franklin Electric Co., Inc.	2,836	174,556
FuelCell Energy, Inc. (a)	9,054	92,351
General Cable Corp.	9,250	83,528
Genlyte Group, Inc. (a)	3,297	132,572
Global Power Equipment Group, Inc. (a)	4,900	26,803
Hubbell, Inc. Class B	15,285	610,789
II-VI, Inc. (a)	3,722	92,045
Intermagnetics General Corp. (a)	4,036	98,156
LaBarge, Inc. (a)	3,769	16,546
Lamson & Sessions Co. (a)	7,700	38,577
LSI Industries, Inc.	4,232	54,804
M-Wave, Inc. (a)	3,800	2,660

	Shares	Value (Note 1)
MagneTek, Inc. (a)	6,600	$ 33,396
Medis Technologies Ltd. (a)	5,783	66,100
Microvision, Inc. (a)	5,300	41,340
Millennium Cell, Inc. (a)	11,500	22,425
Pacific Systems Control Technology, Inc. (a)	4,600	414
Paxar Corp. (a)	10,363	133,786
Peco II, Inc. (a)	2,700	2,128
Penn Engineering & Manufacturing Corp. (non-vtg.)	4,707	73,900
Plug Power, Inc. (a)	14,179	74,298
Powell Industries, Inc. (a)	3,800	72,732
Proton Energy Systems, Inc.	9,100	22,295
Regal-Beloit Corp.	5,715	129,273
RF Monolithics, Inc. (a)	3,700	27,750
Roper Industries, Inc.	8,323	355,226
Ultralife Batteries, Inc. (a)	4,100	46,371
UQM Technologies, Inc. (a)	10,215	35,242
Valence Technology, Inc. (a)	19,157	63,027
Vicor Corp. (a)	10,815	132,484
Woodward Governor Co.	3,082	150,648
		4,751,909
Industrial Conglomerates - 0.3%
Alleghany Corp.	1,872	374,419
Allete, Inc.	22,216	595,611
Carlisle Companies, Inc.	8,003	364,056
Lydall, Inc. (a)	4,500	51,750
Raven Industries, Inc.	1,900	51,034
Standex International Corp.	3,294	75,433
Teleflex, Inc.	10,176	482,648
Tredegar Corp.	10,154	166,018
United Capital Corp.	1,105	45,195
Walter Industries, Inc.	11,929	142,552
		2,348,716
Machinery - 1.8%
3D Systems Corp. (a)	5,000	42,350
A.S.V., Inc. (a)	2,760	50,367
Actuant Corp. Class A (a)	3,003	154,624
AGCO Corp. (a)	19,100	421,728
Alamo Group, Inc.	3,917	56,875
Albany International Corp. Class A	8,397	256,612
American Science & Engineering, Inc. (a)	2,700	28,485
Ampco-Pittsburgh Corp.	3,987	49,040
Astec Industries, Inc. (a)	5,706	64,078
Axsys Technologies, Inc. (a)	2,000	23,682
Baldwin Technology Co., Inc. Class A (a)	3,800	2,280
Barnes Group, Inc.	5,420	136,855
BHA Group Holdings, Inc.	2,667	61,445
Blount International, Inc. (a)	9,238	44,620
Briggs & Stratton Corp.	5,520	324,576
Cascade Corp.	3,519	74,744
Catalytica Energy Systems, Inc. (a)	8,800	30,351
Ceradyne, Inc. (a)	2,236	51,251
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Circor International, Inc.	3,939	$ 78,071
CLARCOR, Inc.	6,242	267,407
Columbus McKinnon Corp. (a)	2,700	11,313
CUNO, Inc. (a)	4,153	175,007
Dionex Corp. (a)	5,259	206,048
Donaldson Co., Inc.	11,049	606,590
DT Industries, Inc. (a)	3,500	8,050
EnPro Industries, Inc. (a)	5,142	54,557
ESCO Technologies, Inc. (a)	3,200	150,560
Federal Signal Corp.	11,987	240,939
Flanders Corp. (a)	11,535	57,675
Flow International Corp. (a)	7,500	10,875
Flowserve Corp. (a)	14,624	307,835
Gardner Denver, Inc. (a)	3,613	85,050
Gehl Co. (a)	2,981	34,085
Gorman-Rupp Co.	2,575	62,701
Graco, Inc.	11,556	456,346
Greenbrier Companies, Inc. (a)	5,139	73,539
Hardinge, Inc.	3,867	34,378
Harsco Corp.	10,300	401,597
Hirsch International Corp. Class A	2,100	2,394
IDEX Corp.	8,202	318,074
JLG Industries, Inc.	10,700	112,350
Joy Global, Inc. (a)	11,900	204,442
Kadant, Inc. (a)	3,578	67,624
Kaydon Corp.	7,522	193,391
Kennametal, Inc.	8,923	350,852
Key Technology, Inc. (a)	2,883	30,819
Lancer Corp. (a)	5,199	25,475
Lincoln Electric Holdings, Inc.	10,659	242,130
Lindsay Manufacturing Co.	3,111	68,753
Manitowoc Co., Inc.	6,800	173,740
Met-Pro Corp.	4,818	74,920
Middleby Corp. (a)	4,137	83,567
Milacron, Inc.	9,900	22,176
Miller Industries, Inc. (a)	300	1,125
Minuteman International, Inc.	4,374	41,247
Mueller Industries, Inc. (a)	8,500	245,480
NACCO Industries, Inc. Class A	1,660	128,982
Nordson Corp.	8,353	207,739
Oshkosh Truck Co.	8,733	341,722
Paragon Technologies, Inc. (a)	1,673	16,613
Pentair, Inc.	12,592	538,938
Reliance Steel & Aluminum Co.	7,834	180,730
Robbins & Myers, Inc.	3,232	73,463
Spire Corp. (a)	200	870
SPS Technologies, Inc. (a)	3,007	135,405
SPX Corp. (a)	20,077	990,800
Stewart & Stevenson Services, Inc.	7,322	131,064
Sun Hydraulics Corp.	6,156	45,308

	Shares	Value (Note 1)
Tecumseh Products Co. Class A (non-vtg.)	4,592	$ 180,098
Tennant Co.	2,295	91,226
Terex Corp. (a)	12,900	297,990
Thomas Industries, Inc.	4,338	120,596
Timken Co.	21,628	361,188
Titan International, Inc.	8,583	21,458
Todd Shipyards Corp.	1,043	16,584
Trinity Industries, Inc.	11,495	302,548
TurboChef Technologies, Inc. (a)	2,800	1,008
Valmont Industries, Inc.	6,000	127,620
Wabash National Corp. (a)	6,452	115,168
Wabtec Corp.	10,105	158,143
Watts Industries, Inc. Class A	5,638	103,514
Wolverine Tube, Inc. (a)	2,100	9,660
		12,153,580
Marine - 0.1%
Alexander & Baldwin, Inc.	10,173	297,865
Danielson Holding Corp. (a)	3,200	4,160
International Shipholding Corp. (a)	4,771	50,620
Kirby Corp. (a)	6,075	177,390
		530,035
Road & Rail - 0.6%
AMERCO (a)	5,000	56,350
Arkansas Best Corp.	6,300	173,502
Celadon Group, Inc. (a)	3,800	39,710
Covenant Transport, Inc. Class A (a)	4,800	81,360
Dollar Thrifty Automotive Group, Inc. (a)	6,500	154,375
Florida East Coast Industries, Inc. Class A	9,138	282,364
Frozen Food Express Industries, Inc. (a)	4,303	16,782
Genesee & Wyoming, Inc. Class A (a)	4,000	96,880
Heartland Express, Inc. (a)	12,547	320,576
Kansas City Southern (a)	15,248	185,263
Knight Transportation, Inc. (a)	9,396	257,920
Landstar System, Inc. (a)	4,068	251,036
Marten Transport Ltd. (a)	1,000	23,750
Old Dominion Freight Lines, Inc. (a)	4,887	174,710
P.A.M. Transportation Services, Inc. (a)	3,600	81,900
Patriot Transportation Holding, Inc. (a)	571	17,553
RailAmerica, Inc. (a)	8,600	81,700
Roadway Corp.	5,049	236,041
SCS Transportation, Inc. (a)	4,000	60,000
Swift Transportation Co., Inc. (a)	21,151	452,420
U.S. Xpress Enterprises, Inc. Class A (a)	4,303	53,013
USA Truck, Inc. (a)	4,910	53,863
USF Corp.	6,918	220,338
Werner Enterprises, Inc.	16,132	399,267
Yellow Corp.	7,577	212,459
		3,983,132
Trading Companies & Distributors - 0.2%
Aceto Corp.	3,264	62,114
Applied Industrial Technologies, Inc.	4,728	107,089
Fastenal Co.	19,418	785,070
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Hughes Supply, Inc.	6,147	$ 218,219
Huttig Building Products, Inc. (a)	7,400	19,240
Lawson Products, Inc.	2,689	74,969
MSC Industrial Direct Co., Inc. Class A	8,994	195,889
NuCo2, Inc. (a)	2,200	19,800
Watsco, Inc.	6,050	111,925
		1,594,315
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	405	158
TOTAL INDUSTRIALS		65,176,697
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.0%
3Com Corp. (a)	92,470	527,079
ACE*COMM Corp. (a)	3,100	5,735
Adaptec, Inc. (a)	26,432	193,218
Adtran, Inc.	9,687	530,848
Advanced Fibre Communications, Inc. (a)	21,788	507,007
Airnet Communications Corp. (a)	2,900	3,132
Alliance Fiber Optic Products, Inc. (a)	3,600	5,004
Alpine Group, Inc. (a)	500	415
AltiGen Communications, Inc. (a)	2,100	6,804
American Access Technologies, Inc. (a)	3,100	2,635
Amplidyne, Inc. (a)	2,500	200
Anaren, Inc. (a)	6,000	71,940
Applied Innovation, Inc. (a)	4,700	21,338
Arris Group, Inc. (a)	20,088	98,632
Aspect Communications Corp. (a)	12,828	105,574
Audiovox Corp. Class A (a)	6,233	85,392
Avanex Corp. (a)	17,700	84,075
Avici Systems, Inc. (a)	5,350	32,956
Avocent Corp. (a)	11,532	336,734
Aware, Inc. (a)	11,600	31,181
Bel Fuse, Inc. Class A	2,800	66,640
Black Box Corp.	4,851	228,482
Brocade Communications Systems, Inc. (a)	64,912	366,104
Brooktrout, Inc. (a)	2,600	19,500
C-COR.net Corp. (a)	10,682	58,110
Cable Design Technologies Corp. (a)	11,234	84,255
Carrier Access Corp. (a)	4,700	22,090
Centillium Communications, Inc. (a)	8,200	78,802
Com21, Inc. (a)	1,700	10
Comarco, Inc. (a)	3,000	24,450
CommScope, Inc. (a)	14,681	150,921
Communications Systems, Inc.	2,190	17,389
Computer Network Technology Corp. (a)	7,300	57,670
Comtech Telecommunications Corp. (a)	2,935	71,350
Concerto Software, Inc. (a)	3,737	33,110
Copper Mountain Networks, Inc. (a)	1,960	19,208

	Shares	Value (Note 1)
Corvis Corp. (a)	107,760	$ 147,631
CoSine Communications, Inc. (a)	1,380	7,673
Digi International, Inc. (a)	4,149	26,429
Digital Lightwave, Inc. (a)	8,435	9,700
Ditech Communications Corp. (a)	9,800	65,464
Echelon Corp. (a)	10,431	155,109
EFJ, Inc. (a)	157	314
Emulex Corp. (a)	20,959	507,417
Endwave Corp. (a)	1,125	5,018
Enterasys Networks, Inc. (a)	51,404	296,601
Entrada Networks, Inc. (a)	292	58
eOn Communications Corp. (a)	3,220	7,631
Extreme Networks, Inc. (a)	29,194	201,147
Ezenia!, Inc. (a)	2,900	725
F5 Networks, Inc. (a)	7,670	150,409
FalconStor Software, Inc. (a)	12,066	71,431
Finisar Corp. (a)	47,061	101,181
First Virtual Communications, Inc. (a)	7,242	19,409
Foundry Networks, Inc. (a)	31,362	609,991
Glenayre Technologies, Inc. (a)	21,600	42,336
Globecomm Systems, Inc. (a)	1,700	6,970
Harmonic, Inc. (a)	13,700	58,910
Harris Corp.	16,871	560,117
Inter-Tel, Inc.	6,278	158,206
InterDigital Communication Corp. (a)	14,684	260,641
ION Networks, Inc. (a)	12,500	875
ISCO International, Inc. (a)	21,300	5,112
Ixia (a)	15,226	121,808
JNI Corp. (a)	8,700	59,682
Juniper Networks, Inc. (a)	96,804	1,666,965
Lantronix, Inc. (a)	19,200	23,040
LightPath Technologies, Inc. Class A (a)	1,150	3,485
Loral Space & Communications Ltd. (a)	11,797	2,477
McDATA Corp. Class A (a)	29,309	297,486
MCK Communications, Inc. (a)	7,990	36,355
Microwave Filter Co., Inc.	4,100	4,838
MRV Communications, Inc. (a)	24,061	51,491
NETGEAR, Inc.	6,800	133,892
Netopia, Inc. (a)	6,139	43,526
Netro Corp. (a)	9,079	27,237
NetScreen Technologies, Inc. (a)	2,723	65,161
NetSolve, Inc. (a)	5,816	42,980
Network Engines, Inc. (a)	9,718	59,280
Network Equipment Technologies, Inc. (a)	4,400	40,788
New Focus, Inc. (a)	14,886	55,376
NMS Communications Corp. (a)	9,700	18,430
Norstan, Inc. (a)	6,400	22,400
NumereX Corp. Class A (a)	5,300	17,596
Occam Networks, Inc. (a)	103,840	11,942
Oplink Communications, Inc. (a)	40,832	63,290
Optelecom, Inc. (a)	1,125	15,469
Optical Cable Corp. (a)	1,312	8,908
Optical Communication Products, Inc. (a)	8,200	16,810
P-Com, Inc. (a)	1,220	189
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Packeteer, Inc. (a)	7,933	$ 117,646
Paradyne Networks, Inc. (a)	16,902	36,339
PC-Tel, Inc. (a)	4,554	51,733
Performance Technologies, Inc. (a)	4,600	57,500
Plantronics, Inc. (a)	11,111	280,775
Polycom, Inc. (a)	25,295	434,062
Powerwave Technologies, Inc. (a)	17,368	146,760
Proxim Corp. Class A (a)	32,040	54,148
Radyne Corp. (a)	3,886	16,127
Redback Networks, Inc. (a)	48,256	16,407
REMEC, Inc. (a)	14,996	135,864
Riverstone Networks, Inc. (a)	36,308	45,385
ROHN Industries, Inc. (a)	17,700	2,124
SafeNet, Inc. (a)	3,125	112,625
Science Dynamics Corp. (a)	3,000	180
SCM Microsystems, Inc. (a)	4,400	28,072
SeaChange International, Inc. (a)	6,650	68,030
Sonus Networks, Inc. (a)	57,561	408,683
Sorrento Networks Corp. (a)	308	702
SpectraLink Corp. (a)	4,523	83,676
Stratex Networks, Inc. (a)	18,837	70,639
Stratos Lightwave, Inc. (a)	2,329	11,575
Sunrise Telecom, Inc.	17,573	43,405
Superior Telecom, Inc. (a)	4,460	49
Sycamore Networks, Inc. (a)	69,110	291,644
Symmetricom, Inc. (a)	9,962	64,454
TalkPoint Communications, Inc. (a)	908	136
Tekelec (a)	15,557	271,936
Tellium, Inc. (a)	33,600	27,888
Telular Corp. (a)	4,375	19,250
TeraForce Technology Corp. (a)	5,500	1,375
Terayon Communication Systems, Inc. (a)	18,500	120,620
Tollgrade Communications, Inc. (a)	3,773	66,443
Turnstone Systems, Inc. (a)	18,120	50,917
Tut Systems, Inc. (a)	5,600	19,600
UTStarcom, Inc. (a)	2,586	111,095
Veramark Technologies, Inc. (a)	1,700	2,346
Verilink Corp. (a)	5,400	21,330
Verso Technologies, Inc. (a)	24,285	103,697
ViaSat, Inc. (a)	6,700	106,597
Vyyo, Inc. (a)	1,267	5,093
Wegener Corp. (a)	12,400	30,132
Westell Technologies, Inc. Class A (a)	13,150	105,463
Wire One Technologies, Inc. (a)	8,279	30,218
WJ Communications, Inc. (a)	10,100	22,826
YDI Wireless, Inc. (a)	2,405	9,019
		14,039,981
Computers & Peripherals - 1.3%
ActivCard Corp. (a)	10,802	91,277
Advanced Digital Information Corp. (a)	16,025	216,338
Alpha Technologies Group, Inc. (a)	4,700	8,460

	Shares	Value (Note 1)
Applied Films Corp. (a)	3,100	$ 97,030
Avid Technology, Inc. (a)	7,154	355,196
Concurrent Computer Corp. (a)	16,439	57,701
CopyTele, Inc. (a)	17,800	15,130
Cray, Inc. (a)	16,194	205,178
Crossroads Systems, Inc. (a)	3,600	11,448
Datalink Corp. (a)	2,200	9,570
Dataram Corp. (a)	3,900	15,288
Diebold, Inc.	18,856	922,058
Dot Hill Systems Corp. (a)	7,673	127,372
Drexler Technology Corp. (a)	2,439	44,439
Electronics for Imaging, Inc. (a)	13,616	291,655
Ener1, Inc. (a)	110,545	27,636
Exabyte Corp. (a)	8,700	1,305
FOCUS Enhancements, Inc. (a)	8,200	20,664
Handspring, Inc. (a)	43,851	46,044
Hauppauge Digital, Inc. (a)	4,400	10,340
HEI, Inc. (a)	3,600	15,336
Hutchinson Technology, Inc. (a)	6,356	201,040
Hypercom Corp. (a)	10,900	53,955
Icad, Inc. (a)	5,963	17,829
Imation Corp.	8,890	319,596
Immersion Corp. (a)	2,600	12,532
InFocus Corp. (a)	9,800	50,764
Innovex, Inc. (a)	4,865	64,315
Intergraph Corp. (a)	11,595	275,845
Interphase Corp. (a)	2,354	19,350
Iomega Corp.	12,460	144,287
Maxtor Corp. (a)	62,304	712,135
Media 100, Inc. (a)	7,459	8,429
Mitek Systems, Inc. (a)	7,300	8,030
Mobility Electronics, Inc. (a)	5,796	43,470
MTI Technology Corp. (a)	10,300	11,742
Neoware Systems, Inc. (a)	3,400	65,960
Novatel Wireless, Inc. (a)	1,020	5,906
nStor Technologies, Inc. (a)	62,523	45,017
Overland Storage, Inc. (a)	2,663	43,141
Palm, Inc. (a)	7,101	129,593
Pinnacle Systems, Inc. (a)	16,937	153,619
Presstek, Inc. (a)	9,800	83,496
Printronix, Inc. (a)	1,400	18,410
Procom Technology, Inc. (a)	6,900	1,932
Qualstar Corp. (a)	2,923	16,369
Quantum Corp. (a)	42,827	129,338
Rainbow Technologies, Inc. (a)	7,900	62,805
Rimage Corp. (a)	3,483	45,976
SanDisk Corp. (a)	17,786	1,075,342
SBS Technologies, Inc. (a)	5,800	67,280
Seagate Technology	18,200	418,782
Sigma Designs, Inc. (a)	4,651	42,743
Silicon Graphics, Inc. (a)	49,085	52,030
SimpleTech, Inc. (a)	10,200	45,492
Socket Communications, Inc. (a)	8,600	24,261
SteelCloud, Inc., (a)	5,100	27,030
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Storage Computer Corp. (a)	5,800	$ 2,436
Storage Technology Corp. (a)	27,876	713,904
Stratasys, Inc. (a)	1,230	49,618
Synaptics, Inc. (a)	5,125	61,500
Transact Technologies, Inc. (a)	2,017	27,431
ViewCast.com, Inc. (a)	11,100	3,497
Vixel Corp. (a)	6,100	50,630
VPGI Corp. (a)	1,500	150
Western Digital Corp. (a)	50,188	576,660
Xybernaut Corp. (a)	30,475	22,247
Zoom Technologies, Inc. (a)	5,600	7,056
		8,602,435
Electronic Equipment & Instruments - 1.9%
Advanced Photonix, Inc. Class A (a)	11,900	17,850
Aetrium, Inc. (a)	100	236
Allied Motion Technologies, Inc. (a)	3,800	10,378
American Building Control, Inc. (a)	8,400	13,196
American Technical Ceramics Corp. (a)	2,900	19,140
American Technology Corp. (a)	2,900	18,473
Amphenol Corp. Class A (a)	10,894	594,050
Andrea Electronics Corp. (a)	3,700	1,221
Anixter International, Inc. (a)	9,310	211,616
APA Optics, Inc. (a)	4,100	12,025
APW Ltd. (a)	4,300	0
Arrow Electronics, Inc. (a)	25,734	531,150
Artesyn Technologies, Inc. (a)	11,200	90,160
Avnet, Inc. (a)	30,439	549,424
AVX Corp.	44,195	617,846
Axcess, Inc. (a)	6,978	15,491
BEI Technologies, Inc.	4,300	69,484
Bell Industries, Inc. (a)	7,800	15,366
Bell Microproducts, Inc. (a)	7,600	54,644
Benchmark Electronics, Inc. (a)	6,300	279,594
Brightpoint, Inc. (a)	2,368	63,320
California Amplifier, Inc. (a)	9,200	38,180
CDW Corp.	21,488	1,108,996
CellStar Corp. (a)	4,460	26,091
Checkpoint Systems, Inc. (a)	7,209	116,065
Chyron Corp. (a)	7,000	2,940
Cognex Corp.	10,844	332,477
Coherent, Inc. (a)	7,374	193,199
Computer Access Technology Corp. (a)	4,099	16,396
CTS Corp.	8,877	114,336
CyberOptics Corp. (a)	1,287	12,767
Daktronics, Inc. (a)	4,540	73,639
DDi Corp. (a)	15,600	546
Digital Theater Systems, Inc.	3,079	68,785
Digital Video Systems, Inc. (a)	1,400	2,380
Duraswitch Industries, Inc. (a)	4,300	6,450
Electro Scientific Industries, Inc. (a)	7,243	146,960
En Pointe Technologies, Inc. (a)	3,200	2,880

	Shares	Value (Note 1)
Excel Technology, Inc. (a)	2,450	$ 66,812
Fargo Electronics, Inc. (a)	4,800	55,632
FARO Technologies, Inc. (a)	2,177	25,036
Flir Systems, Inc. (a)	8,800	231,088
Frequency Electronics, Inc.	1,250	13,000
Giga-Tronics, Inc. (a)	4,900	8,575
Global Imaging Systems, Inc. (a)	5,300	136,263
GTSI Corp. (a)	4,000	46,816
I. D. Systems Inc. (a)	2,186	17,049
Identix, Inc. (a)	23,746	152,236
Ingram Micro, Inc. Class A (a)	38,927	550,817
Interlink Electronics, Inc. (a)	3,103	18,618
Itron, Inc. (a)	4,600	94,714
Keithley Instruments, Inc.	4,708	75,140
KEMET Corp. (a)	21,866	268,077
Landauer, Inc.	2,185	80,211
LeCroy Corp. (a)	3,400	45,220
Lexar Media, Inc. (a)	17,320	288,898
Littelfuse, Inc. (a)	5,213	131,628
LoJack Corp. (a)	7,472	52,528
Manufacturers Services Ltd. (a)	5,900	30,385
Maxwell Technologies, Inc. (a)	4,100	36,691
Measurement Specialties, Inc. (a)	2,600	32,734
Mechanical Technology, Inc. (a)	10,300	32,548
Merix Corp. (a)	4,550	54,646
Methode Electronics, Inc. Class A	8,643	103,716
Metrologic Instruments, Inc. (a)	1,940	78,124
Micronetics, Inc. (a)	4,000	23,000
MTS Systems Corp.	4,877	65,352
National Instruments Corp.	13,042	516,594
Newport Corp. (a)	10,238	182,953
NU Horizons Electronics Corp. (a)	3,700	27,417
Odetics, Inc. Class A (a)	4,600	4,140
OSI Systems, Inc. (a)	3,000	45,960
OYO Geospace Corp. (a)	1,354	16,654
Panavision, Inc. (a)	2,705	13,525
Park Electrochemical Corp.	4,664	106,899
Parlex Corp. (a)	2,200	17,838
Pemstar, Inc. (a)	10,700	35,845
Perceptron, Inc. (a)	2,779	19,453
PFSweb, Inc. (a)	9,705	13,781
Photon Dynamics, Inc. (a)	4,260	138,067
Pioneer Standard Electronics, Inc.	7,926	76,803
Planar Systems, Inc. (a)	3,800	91,314
Plexus Corp. (a)	10,634	175,461
Proterion Corp. (a)	5,900	3,835
RadiSys Corp. (a)	5,753	102,116
Reptron Electronics, Inc. (a)	5,400	3,132
Research Frontiers, Inc. (a)	4,100	47,478
RF Industries Ltd. (a)	2,500	9,300
Richardson Electronics Ltd.	5,300	55,544
Robotic Vision Systems, Inc. (a)	8,500	6,460
Rofin-Sinar Technologies, Inc. (a)	3,189	66,427
Rogers Corp. (a)	3,845	121,156
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Satcon Technology Corp. (a)	6,400	$ 5,632
ScanSource, Inc. (a)	3,000	113,970
Sigmatron International, Inc. (a)	814	17,094
Sirenza Microdevices, Inc. (a)	8,700	38,715
Somera Communications, Inc. (a)	14,500	24,215
Spatializer Audio Labs, Inc. (a)	12,700	521
Spectrum Control, Inc. (a)	4,489	28,101
StockerYale, Inc. (a)	2,400	1,632
Suntron Corp. (a)	4,221	12,325
Superconductor Technologies, Inc. (a)	13,340	39,887
SureBeam Corp. Class A (a)	15,086	20,819
Sypris Solutions, Inc.	3,700	51,171
Taser International, Inc. (a)	720	17,813
Tech Data Corp. (a)	14,607	487,143
Technitrol, Inc. (a)	10,146	205,152
Thermogenesis Corp. (a)	8,300	31,955
Trimble Navigation Ltd. (a)	8,100	216,675
TTM Technologies, Inc. (a)	11,512	99,579
Universal Display Corp. (a)	6,719	56,507
UNOVA, Inc. (a)	15,085	240,606
Varian, Inc. (a)	8,635	293,590
Veeco Instruments, Inc. (a)	7,633	162,965
Viisage Technology, Inc. (a)	5,900	27,671
Vishay Intertechnology, Inc. (a)	40,936	674,216
Woodhead Industries, Inc.	3,630	53,942
X-Rite, Inc.	5,394	61,492
Zomax, Inc. (a)	13,200	56,100
Zygo Corp. (a)	5,700	66,405
		13,267,350
Internet Software & Services - 1.5%
24/7 Real Media, Inc. (a)	27,377	40,792
Accrue Software, Inc. (a)	19,200	19
Akamai Technologies, Inc. (a)	29,874	124,276
Allscripts Healthcare Solutions, Inc. (a)	11,000	45,980
America Online Latin America, Inc. (a)	46,715	40,175
Apropos Technology, Inc. (a)	3,760	11,280
Aquantive, Inc. (a)	14,800	158,952
Ariba, Inc. (a)	73,364	186,345
Art Technology Group, Inc. (a)	26,458	60,007
Ask Jeeves, Inc. (a)	10,994	200,201
Autobytel, Inc. (a)	7,338	62,446
Bankrate, Inc. (a)	3,400	42,466
Blue Coat Systems, Inc. (a)	3,360	27,216
Blue Martini Software, Inc. (a)	3,228	13,235
Braun Consulting, Inc. (a)	8,800	13,992
BroadVision, Inc. (a)	7,942	38,439
Calico Commerce, Inc. (a)	2,388	1,194
Carescience, Inc. (a)	8,117	16,388
Centra Software, Inc. (a)	8,310	30,996
Chordiant Software, Inc. (a)	18,503	66,611
Clarus Corp. (a)	7,200	49,615

	Shares	Value (Note 1)
Click Commerce, Inc.	940	$ 1,720
CMGI, Inc. (a)	106,499	164,008
CNET Networks, Inc. (a)	36,748	309,418
Commerce One, Inc. (a)	5,200	10,764
Communication Intelligence Corp. (a)	7,900	3,002
Corillian Corp. (a)	13,400	49,044
Critical Path, Inc. (a)	4,069	11,881
CyberCash, Inc. rights 12/31/03 (a)	400	4
CyberSource Corp. (a)	5,700	18,240
Cysive, Inc. (a)	11,400	35,796
deltathree, Inc. (a)	4,700	5,123
Dice, Inc. (a)	3,800	11
Digex, Inc. Class A (a)	7,400	5,705
Digital Impact, Inc. (a)	10,950	30,770
Digital Insight Corp. (a)	8,129	194,690
Digital River, Inc. (a)	7,632	203,622
DigitalThink, Inc. (a)	11,490	34,470
Digitas, Inc. (a)	15,222	104,271
Docent, Inc. (a)	1,833	6,507
DoubleClick, Inc. (a)	35,628	401,528
DSL.net, Inc. (a)	13,700	10,138
EarthLink, Inc. (a)	40,296	305,847
EasyLink Services Corp. Class A (a)	10,458	15,164
eCollege.com (a)	4,200	57,750
EDGAR Online, Inc. (a)	4,100	6,232
eGain Communications Corp. (a)	1,156	3,722
Elcom International, Inc. (a)	6,500	1,820
eMerge Interactive, Inc. Class A (a)	4,490	3,772
Entrust, Inc. (a)	16,208	64,832
Equinix, Inc. (a)	1,965	36,431
FairMarket, Inc. (a)	5,600	9,128
Fastnet Corp. (a)	5,500	193
FindWhat.com (a)	4,800	104,640
FirePond, Inc. (a)	785	2,551
First Advantage Corp. (a)	1,300	23,725
Firstwave Technologies, Inc. (a)	1,200	8,256
FreeMarkets, Inc. (a)	10,300	91,670
High Speed Access Corp.	17,600	3,168
Homestore, Inc. (a)	30,200	107,814
Hyperfeed Technologies, Inc. (a)	750	3,495
I-Many, Inc. (a)	9,900	11,187
iBasis, Inc. (a)	10,500	13,965
iManage, Inc. (a)	4,900	34,300
Imergent, Inc. (a)	3,821	24,263
InfoSpace, Inc. (a)	7,957	125,721
Innodata Corp. (a)	8,000	17,128
InsWeb Corp. (a)	283	1,415
Intelligroup, Inc. (a)	4,900	8,085
Interland, Inc. (a)	4,976	48,864
Internap Network Services Corp. (a)	47,187	54,265
Internet America, Inc. (a)	6,500	3,900
Internet Capital Group, Inc. (a)	71,769	35,167
Internet Commerce Corp. Class A (a)	3,400	5,440
Internet Pictures Corp. (a)	851	2,834
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Security Systems, Inc. (a)	12,389	$ 154,739
Interwoven, Inc. (a)	27,000	75,600
Intraware, Inc. (a)	20,218	27,699
iPass, Inc.	1,655	34,755
ITXC Corp. (a)	11,800	42,126
iVillage, Inc. (a)	10,703	20,871
J Net Enterprises, Inc. (a)	5,700	7,581
j2 Global Communications, Inc. (a)	2,878	180,508
Jupiter Media Metrix, Inc.	14,700	1,764
Jupitermedia Corp. (a)	6,400	25,280
Kana Software, Inc. (a)	4,815	18,779
Keynote Systems, Inc. (a)	6,833	67,442
Landacorp, Inc. (a)	4,600	7,820
Larscom, Inc. (a)	428	1,198
Liquid Audio, Inc.	7,800	2,730
LivePerson, Inc. (a)	6,785	22,051
LookSmart Ltd. (a)	27,600	89,700
Loudeye Corp. (a)	10,400	19,687
LTWC Corp. (a)	6,056	12
Marimba, Inc. (a)	6,400	22,726
Marketwatch.com, Inc. (a)	4,100	33,743
MatrixOne, Inc. (a)	11,800	62,422
Modem Media, Inc. Class A (a)	4,600	22,080
Navidec, Inc. (a)	464	650
NaviSite, Inc. (a)	3,146	10,571
Neoforma, Inc. (a)	5,340	69,372
Neomedia Technologies, Inc. (a)	5,500	88
Net2Phone, Inc. (a)	10,700	59,171
Netegrity, Inc. (a)	9,734	94,128
NetRatings, Inc. (a)	8,076	80,275
NIC, Inc. (a)	15,145	49,827
Niku Corp. (a)	2,350	14,664
On2.Com, Inc. (a)	12,900	29,025
OneSource Information Services, Inc. (a)	6,391	51,000
Online Resources & Comms Corp. (a)	3,030	19,544
Onvia.com, Inc. (a)	1,211	4,541
Openwave Systems, Inc. (a)	45,578	223,788
Opsware, Inc. (a)	19,477	124,653
Optio Software, Inc. (a)	3,200	3,040
Overture Services, Inc. (a)	16,428	409,550
ParthusCeva, Inc. (a)	6,595	52,496
PEC Solutions, Inc. (a)	7,412	150,026
Persistence Software, Inc. (a)	390	1,595
Pinnacor, Inc. (a)	7,288	15,961
Plumtree Software, Inc. (a)	6,500	26,650
Primus Knowledge Solutions, Inc. (a)	5,200	6,760
Private Business, Inc. (a)	2,038	1,447
ProcureNet, Inc. (a)	800	120
Quovadx, Inc. (a)	6,882	24,844
Raindance Communications, Inc. (a)	11,700	32,760
RealNetworks, Inc. (a)	41,933	265,017

	Shares	Value (Note 1)
Register.com, Inc. (a)	10,100	$ 60,196
Retek, Inc. (a)	15,372	111,140
RWD Technologies, Inc. (a)	400	824
S1 Corp. (a)	18,859	79,585
Saba Software, Inc. (a)	2,100	8,022
Salon Media Group, Inc. (a)	4,600	115
SAVVIS Communications Corp. (a)	29,577	33,422
SeeBeyond Technology Corp. (a)	21,000	48,720
Selectica, Inc. (a)	7,500	30,000
SmartServ Online, Inc. (a)	1,700	340
SonicWALL, Inc. (a)	19,019	118,869
Sportsline.com, Inc. (a)	15,222	31,205
SSP Solutions, Inc. (a)	2,900	2,204
Stellent, Inc. (a)	5,400	44,658
Supportsoft, Inc. (a)	9,100	80,990
Switchboard, Inc. (a)	4,000	45,040
Synergy Brands, Inc. (a)	515	2,369
Terremark Worldwide, Inc. (a)	82,671	60,350
The Knot, Inc. (a)	4,373	15,961
The Sedona Corp. (a)	8,300	1,577
The viaLink Co. (a)	3,000	315
TheStreet.com, Inc. (a)	5,900	27,848
Tippingpoint Technologies, Inc. (a)	655	5,463
Track Data Corp. (a)	10,700	14,552
TriZetto Group, Inc. (a)	10,600	76,638
Tucows, Inc. (a)	6,900	2,105
Tumbleweed Communications Corp. (a)	14,900	56,620
United Online, Inc. (a)	10,859	413,836
Universal Access Global Holdings, Inc. (a)	1,115	7,404
US Dataworks, Inc. (a)	24,113	16,638
ValueClick, Inc. (a)	18,467	170,820
VCampus Corp. (a)	380	969
VeriSign, Inc. (a)	61,349	918,395
VerticalNet, Inc. (a)	4,780	5,115
Via Net.Works, Inc. (a)	22,011	27,734
Vignette Corp. (a)	66,743	153,509
Virage, Inc. (a)	4,900	5,292
Visual Data Corp. (a)	1,100	2,365
Vitria Technology, Inc. (a)	7,825	36,856
Webb Interactive Services, Inc. (a)	5,200	3,536
WebEx Communications, Inc. (a)	10,378	198,220
webMethods, Inc. (a)	12,865	116,042
Websense, Inc. (a)	5,923	140,967
WorldGate Communications, Inc. (a)	11,300	5,537
Youbet.com, Inc. (a)	6,300	20,412
Zix Corp. (a)	7,100	25,915
		10,059,647
IT Services - 2.2%
Acxiom Corp. (a)	21,702	350,704
Affiliated Computer Services, Inc. Class A (a)	34,112	1,692,296
Affinity Technology Group, Inc. (a)	12,100	1,755
Alliance Data Systems Corp. (a)	3,292	97,443
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
American Management Systems, Inc. (a)	10,849	$ 155,683
Analysts International Corp. (a)	10,350	30,533
Answerthink, Inc. (a)	12,410	43,435
Anteon International Corp. (a)	8,700	283,011
Applied Digital Solutions, Inc. (a)	93,150	39,123
BearingPoint, Inc. (a)	48,859	400,644
BrightStar Information Technology Group, Inc. (a)	4,500	315
CACI International, Inc. Class A (a)	7,347	327,750
Carreker Corp. (a)	6,700	33,366
Ceridian Corp. (a)	37,861	736,018
Certegy, Inc.	16,854	509,834
CheckFree Corp. (a)	20,443	469,780
Ciber, Inc. (a)	16,703	178,054
Cognizant Technology Solutions Corp. Class A (a)	15,792	550,035
Competitive Technologies, Inc. (a)	4,100	6,355
CompuCom Systems, Inc. (a)	12,900	62,436
Computer Horizons Corp. (a)	7,801	32,210
Computer Task Group, Inc. (a)	12,322	37,582
Covansys Corp. (a)	9,332	51,419
CSG Systems International, Inc. (a)	13,831	214,657
CSP, Inc. (a)	3,800	13,680
Datatec Systems, Inc. (a)	11,700	13,104
Direct Insite Corp. (a)	53	54
DST Systems, Inc. (a)	30,384	1,203,206
DynTek, Inc. Class A (a)	8,600	8,170
Edgewater Technology, Inc. (a)	5,314	28,908
eFunds Corp. (a)	12,501	159,638
eLoyalty Corp. (a)	4,640	15,822
Enherent Corp. (a)	8,200	246
eSpeed, Inc. Class A (a)	7,700	175,560
Euronet Worldwide, Inc. (a)	6,100	61,610
Forrester Research, Inc. (a)	5,700	91,998
Gartner, Inc. Class B (a)	21,339	222,779
Global Payments, Inc.	9,374	353,869
GRIC Communications, Inc. (a)	4,500	24,975
iGate Corp. (a)	14,628	80,308
Indus International, Inc. (a)	19,658	45,410
Infocrossing, Inc. (a)	5,310	43,277
Inforte Corp. (a)	1,794	13,814
infoUSA, Inc. (a)	12,758	119,032
Integral Systems, Inc. (a)	2,800	51,744
Integrated Information Systems, Inc. (a)	460	124
InteliData Technologies Corp. (a)	13,318	36,358
InterCept, Inc. (a)	5,200	66,508
Interpharm Holdings, Inc. (a)	2,415	15,770
Intrado, Inc. (a)	5,000	90,750
iPayment, Inc.	3,856	97,441
Iron Mountain, Inc. (a)	21,834	807,858
Keane, Inc. (a)	17,202	253,385

	Shares	Value (Note 1)
Lightbridge, Inc. (a)	5,699	$ 59,327
Lionbridge Technologies, Inc. (a)	8,378	70,794
Manchester Technologies, Inc. (a)	1,900	6,384
ManTech International Corp. Class A (a)	4,542	103,694
Maximus, Inc. (a)	5,272	188,843
MedQuist, Inc. (a)	9,501	189,735
Meta Group, Inc. (a)	7,300	31,974
MPS Group, Inc. (a)	26,981	257,669
National Processing, Inc. (a)	13,138	271,694
Netplex Group, Inc. (a)	3,800	38
New Century Equity Holdings Corp. (a)	5,500	3,135
OAO Technology Solutions, Inc. (a)	4,000	10,404
Pegasus Solutions, Inc. (a)	6,500	93,925
Perot Systems Corp. Class A (a)	28,018	287,465
Safeguard Scientifics, Inc. (a)	28,221	73,657
Sapient Corp. (a)	32,145	101,257
SM&A (a)	4,400	41,496
SRA International, Inc. Class A (a)	3,900	141,843
StarTek, Inc.	3,560	126,736
Storage Engine, Inc. (a)	500	270
Sykes Enterprises, Inc. (a)	11,600	87,000
Syntel, Inc.	10,067	256,396
Technology Solutions Co. (a)	9,500	8,740
TechTeam Global, Inc. (a)	6,534	43,124
The BISYS Group, Inc. (a)	30,777	564,758
The Management Network Group, Inc. (a)	15,656	28,024
Tier Technologies, Inc. Class B (a)	5,000	51,300
Titan Corp.	20,213	325,025
Total System Services, Inc.	50,273	1,268,891
TSR, Inc.	4,359	30,600
Tyler Technologies, Inc. (a)	12,263	77,625
Viewlocity, Inc. (a)	870	96
WidePoint Corp. (a)	5,600	532
Zamba Corp. (a)	4,700	1,457
Zanett, Inc. (a)	5,963	17,710
		15,221,454
Office Electronics - 0.1%
Gerber Scientific, Inc. (a)	6,370	46,628
IKON Office Solutions, Inc.	35,951	259,207
Intelli-Check, Inc. (a)	1,527	16,415
Zebra Technologies Corp. Class A (a)	12,155	651,751
		974,001
Semiconductors & Semiconductor Equipment - 3.4%
8X8, Inc. (a)	1,900	2,717
Actel Corp. (a)	6,037	176,824
ADE Corp. (a)	4,438	77,354
Advanced Energy Industries, Inc. (a)	8,328	200,372
Advanced Power Technology, Inc. (a)	4,200	33,831
Agere Systems, Inc. Class A (a)	428,326	1,293,545
Alliance Semiconductor Corp. (a)	9,800	55,566
Amkor Technology, Inc. (a)	42,593	748,785
Amtech Systems, Inc. (a)	4,800	21,600
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ANADIGICS, Inc. (a)	7,800	$ 38,844
Artisan Components, Inc. (a)	5,327	113,199
Asyst Technologies, Inc. (a)	9,953	139,342
Atmel Corp. (a)	119,720	549,515
ATMI, Inc. (a)	7,812	218,580
August Technology Corp. (a)	4,600	47,840
Axcelis Technologies, Inc. (a)	25,379	220,797
AXT, Inc. (a)	6,700	17,956
Brooks Automation, Inc. (a)	9,338	228,314
Cabot Microelectronics Corp. (a)	6,248	407,307
California Micro Devices Corp. (a)	4,900	20,139
Catalyst Semiconductor, Inc. (a)	7,800	45,240
Celeritek, Inc. (a)	5,200	40,404
ChipPAC, Inc. Class A (a)	23,154	145,639
Cirrus Logic, Inc. (a)	20,103	112,979
Cohu, Inc.	5,034	111,251
Conexant Systems, Inc. (a)	68,227	373,884
Credence Systems Corp. (a)	15,746	180,922
Cree, Inc. (a)	18,754	296,688
Cymer, Inc. (a)	8,809	403,188
Cypress Semiconductor Corp. (a)	32,245	598,790
Diodes, Inc. (a)	2,670	55,883
DPAC Technologies Corp. (a)	7,600	8,740
DSP Group, Inc. (a)	7,115	193,670
DuPont Photomasks, Inc. (a)	4,300	110,123
Electroglas, Inc. (a)	6,900	16,836
EMCORE Corp. (a)	10,000	29,300
Entegris, Inc. (a)	18,264	268,846
ESS Technology, Inc. (a)	10,390	108,679
Exar Corp. (a)	10,150	165,953
Fairchild Semiconductor International, Inc. (a)	30,021	531,372
FEI Co. (a)	8,270	227,260
FormFactor, Inc.	7,900	154,761
FSI International, Inc. (a)	8,503	37,413
Genus, Inc. (a)	8,700	28,710
GlobespanVirata, Inc. (a)	33,545	255,277
Helix Technology, Inc.	6,800	124,848
Hi/fn, Inc. (a)	3,576	28,715
Hytek Microsystems, Inc. (a)	4,300	3,870
Ibis Technology Corp. (a)	1,353	14,477
Integrated Circuit Systems, Inc. (a)	17,883	617,321
Integrated Device Technology, Inc. (a)	26,299	366,871
Integrated Silicon Solution, Inc. (a)	7,145	67,377
International Rectifier Corp. (a)	16,455	684,363
Intersil Corp. Class A (a)	35,097	1,022,376
Intevac, Inc. (a)	4,649	36,030
IXYS Corp. (a)	8,730	87,387
JMAR Technologies, Inc. (a)	6,100	9,333
Kopin Corp. (a)	17,600	153,296
Kulicke & Soffa Industries, Inc. (a)	12,341	144,883

	Shares	Value (Note 1)
Lam Research Corp. (a)	32,449	$ 834,588
Lattice Semiconductor Corp. (a)	28,645	252,076
Logic Devices, Inc. (a)	9,600	13,824
LogicVision, Inc. (a)	5,394	16,614
LTX Corp. (a)	12,705	188,796
Mattson Technology, Inc. (a)	11,047	66,282
MEMC Electronic Materials, Inc. (a)	52,675	683,722
Micrel, Inc. (a)	23,452	318,947
Micro Component Technology, Inc. (a)	7,100	4,686
Micro Linear Corp. (a)	8,200	24,190
Microchip Technology, Inc.	52,259	1,463,775
Microsemi Corp. (a)	7,681	151,853
Mindspeed Technologies, Inc. (a)	19,883	69,988
MIPS Technologies, Inc. Class A (a)	9,000	37,710
MKS Instruments, Inc. (a)	13,059	359,384
Monolithic System Technology, Inc. (a)	8,562	85,706
Mykrolis Corp. (a)	10,134	127,688
Nanometrics, Inc. (a)	3,800	29,154
NeoMagic Corp. (a)	13,400	26,800
NVE Corp. (a)	737	28,257
Omnivision Technologies, Inc. (a)	6,135	272,333
ON Semiconductor Corp. (a)	45,178	214,144
OPTi, Inc. (a)	3,000	4,320
PDF Solutions, Inc. (a)	5,885	71,150
Pericom Semiconductor Corp. (a)	5,482	57,281
Photronics, Inc. (a)	8,099	196,725
Pixelworks, Inc. (a)	10,200	96,594
PLX Technology, Inc. (a)	8,400	46,200
Power Integrations, Inc. (a)	7,388	237,746
QuickLogic Corp. (a)	5,926	53,334
Rambus, Inc. (a)	24,779	412,818
Ramtron International Corp. (a)	5,160	10,681
RF Micro Devices, Inc. (a)	46,840	413,129
Rudolph Technologies, Inc. (a)	4,000	88,600
Semitool, Inc. (a)	8,600	76,609
Semtech Corp. (a)	18,798	396,450
Silicon Image, Inc. (a)	17,975	93,470
Silicon Laboratories, Inc. (a)	12,538	556,813
Silicon Storage Technology, Inc. (a)	24,058	202,809
Siliconix, Inc. (a)	7,603	396,116
Sipex Corp. (a)	7,800	59,124
Skyworks Solutions, Inc. (a)	35,153	398,635
SRS Labs, Inc. (a)	2,800	14,000
Standard Microsystems Corp. (a)	4,300	86,301
Supertex, Inc. (a)	3,800	70,376
Tegal Corp. (a)	11,400	12,084
Therma-Wave, Inc. (a)	7,270	15,776
Three-Five Systems, Inc. (a)	5,631	43,922
Transmeta Corp. (a)	28,700	43,911
Transwitch Corp. (a)	23,650	37,840
Trident Microsystems, Inc. (a)	4,800	62,160
TriQuint Semiconductor, Inc. (a)	34,771	193,327
Ultratech, Inc. (a)	5,800	170,114
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	8,727	$ 354,054
Virage Logic Corp. (a)	6,800	66,708
Vitesse Semiconductor Corp. (a)	52,798	360,610
White Electronic Designs Corp. (a)	5,954	72,162
Xicor, Inc. (a)	7,200	74,520
Zoran Corp. (a)	8,192	204,472
		23,496,840
Software - 2.9%
Acclaim Entertainment, Inc. (a)	10,800	4,752
Activision, Inc. (a)	22,946	296,233
Actuate Corp. (a)	13,900	45,314
Adept Technology, Inc. (a)	6,900	7,038
Advent Software, Inc. (a)	8,120	137,228
Agile Software Corp. (a)	12,913	129,001
Altiris, Inc. (a)	5,000	111,800
American Software, Inc. Class A	6,226	30,507
Analytical Surveys, Inc. (a)	240	358
Ansoft Corp. (a)	4,400	46,860
Ansys, Inc. (a)	3,900	138,060
Applied Microsystems Corp. (a)	2,700	203
Applix, Inc. (a)	3,500	8,362
ARI Network Services, Inc. (a)	2,800	1,540
Artisoft, Inc. (a)	1,066	3,614
Ascential Software Corp. (a)	14,819	259,333
Aspen Technology, Inc. (a)	6,606	22,593
Atari, Inc. (a)	16,581	77,102
Authentidate Holding Corp. (a)	4,965	15,044
Avatech Solutions, Inc. (a)	245	135
Axeda Systems, Inc. (a)	3,800	5,130
AXS-One, Inc. (a)	6,000	5,220
Barra, Inc. (a)	4,992	199,880
BEA Systems, Inc. (a)	105,836	1,434,078
BindView Development Corp. (a)	18,900	47,628
Bitstream, Inc. Class A (a)	3,935	18,888
Borland Software Corp. (a)	20,795	197,345
Bottomline Technologies, Inc. (a)	3,000	21,000
Brio Software, Inc. (a)	8,700	33,756
BSQUARE Corp. (a)	12,100	26,741
Cadence Design Systems, Inc. (a)	68,195	969,733
CAM Commerce Solutions, Inc. (a)	2,100	12,432
Captaris, Inc. (a)	11,400	56,202
Captiva Software Corp. (a)	2,600	16,900
Catapult Communications Corp. (a)	3,700	49,247
CCC Information Services Group, Inc. (a)	6,572	101,077
Click2learn, Inc. (a)	3,900	7,215
Concord Communications, Inc. (a)	4,617	59,513
Concur Technologies, Inc. (a)	7,595	84,305
Convera Corp. Class A (a)	9,136	37,549
Corio, Inc. (a)	17,762	47,602
Datakey, Inc. (a)	3,000	1,980

	Shares	Value (Note 1)
Datastream Systems, Inc. (a)	4,282	$ 40,465
Datawatch Corp. (a)	1,667	10,334
Digimarc Corp. (a)	4,800	79,200
DocuCorp International, Inc. (a)	5,680	38,340
Documentum, Inc. (a)	12,660	259,783
Dynamics Research Corp. (a)	3,100	49,941
E.piphany, Inc. (a)	18,052	95,676
ebix.com, Inc. (a)	450	2,700
Embarcadero Technologies, Inc. (a)	6,600	67,650
Epicor Software Corp. (a)	12,585	102,064
EPIQ Systems, Inc. (a)	4,450	82,370
ePlus, Inc. (a)	3,860	50,836
ePresence, Inc. (a)	5,900	34,161
Evans & Sutherland Computer Corp. (a)	5,268	31,081
Evolving Systems, Inc. (a)	4,152	34,462
EXE Technologies, Inc. (a)	2,346	16,469
Extended Systems, Inc. (a)	5,900	27,553
FactSet Research Systems, Inc.	8,525	413,889
Fair, Isaac & Co., Inc.	12,090	708,474
FileNET Corp. (a)	9,145	192,868
Fonix Corp. (a)	595	68
Forgent Networks, Inc. (a)	10,200	32,059
Gensym Corp. (a)	4,300	2,580
Geoworks Corp. (a)	1,600	168
GraphOn Corp. (a)	7,300	1,606
Group 1 Software, Inc. (a)	3,673	62,955
Hyperion Solutions Corp. (a)	9,244	304,867
Inet Technologies, Inc. (a)	9,800	124,950
Informatica Corp. (a)	21,208	188,539
Information Architects Corp. (a)	586	129
Insignia Systems, Inc. (a)	5,300	25,493
Interactive Intelligence, Inc. (a)	2,900	8,465
InterVideo, Inc.	2,769	74,209
Intervoice, Inc. (a)	9,496	68,181
Intrusion, Inc. (a)	6,700	7,370
Island Pacific, Inc. (a)	6,693	16,799
Jack Henry & Associates, Inc.	22,340	417,535
JDA Software Group, Inc. (a)	7,190	120,073
KFX, Inc. (a)	9,800	43,904
Kronos, Inc. (a)	4,903	283,359
Latitude Communications, Inc. (a)	8,100	19,602
Lawson Software, Inc. (a)	2,802	19,754
Legato Systems, Inc. (a)	29,642	335,547
Level 8 Systems, Inc. (a)	8,282	4,721
Lightspan, Inc. (a)	709	6,005
Logility, Inc. (a)	7,702	34,043
Macromedia, Inc. (a)	16,071	383,133
Macrovision Corp. (a)	12,657	235,673
Magma Design Automation, Inc. (a)	8,113	171,184
Manhattan Associates, Inc. (a)	7,635	226,225
Manugistics Group, Inc. (a)	16,051	73,835
MAPICS, Inc. (a)	8,282	79,507
MapInfo Corp. (a)	5,475	65,919
Mediware Information Systems, Inc. (a)	1,400	20,384
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Mentor Graphics Corp. (a)	17,018	$ 344,615
Mercator Software, Inc. (a)	10,401	31,099
Merge Technologies, Inc. (a)	2,596	42,808
MetaSolv, Inc. (a)	10,800	23,220
Micromuse, Inc. (a)	20,259	165,719
MICROS Systems, Inc. (a)	4,241	155,093
MicroStrategy, Inc. Class A (a)	2,511	101,595
Midway Games, Inc. (a)	13,486	36,277
Mobius Management Systems, Inc. (a)	3,300	21,519
Moldflow Corp. (a)	4,200	41,328
MRO Software, Inc. (a)	6,200	81,034
MSC.Software Corp. (a)	7,300	60,225
Nassda Corp. (a)	5,500	43,450
NEON Systems, Inc. (a)	1,200	4,200
Net Perceptions, Inc.	13,300	24,339
Netguru, Inc. (a)	1,800	2,124
NetIQ Corp. (a)	14,695	197,795
NetManage, Inc. (a)	1,346	4,509
NetScout Systems, Inc. (a)	6,000	31,260
NetSol Technologies, Inc. (a)	880	1,927
Network Associates, Inc. (a)	39,777	553,696
NexPrise, Inc. (a)	293	876
Novadigm, Inc. (a)	5,000	13,850
Nuance Communications, Inc. (a)	9,314	50,016
NYFIX, Inc. (a)	7,055	44,023
Omtool Ltd. (a)	100	284
ON Technology Corp. (a)	4,000	10,920
ONYX Software Corp. (a)	1,050	3,507
Opnet Technologies, Inc. (a)	4,420	53,040
Optika, Inc. (a)	5,100	13,204
PASW, Inc. (a)	3,300	231
Peerless Systems Corp. (a)	6,900	22,425
Pegasystems, Inc. (a)	9,300	65,844
Pervasive Software, Inc. (a)	4,000	27,164
Phoenix Technologies Ltd. (a)	6,990	44,177
Plato Learning, Inc. (a)	5,066	36,070
Portal Software, Inc. (a)	44,743	127,518
PracticeWorks, Inc. (a)	4,412	94,505
Progress Software Corp. (a)	8,484	174,261
Pumatech, Inc. (a)	11,375	38,220
QAD, Inc. (a)	8,332	76,738
QRS Corp. (a)	5,650	48,308
Quality Systems, Inc. (a)	1,400	60,228
Quest Software, Inc. (a)	23,585	250,237
Radiant Systems, Inc. (a)	7,200	38,808
Red Hat, Inc. (a)	43,948	319,941
Renaissance Learning, Inc. (a)	7,961	199,741
Reynolds & Reynolds Co. Class A	17,150	498,208
Rogue Wave Software, Inc. (a)	8,100	33,210
Ross Systems, Inc. (a)	1,190	18,351
Roxio, Inc. (a)	7,355	71,711

	Shares	Value (Note 1)
RSA Security, Inc. (a)	15,081	$ 182,178
SAFLINK Corp. (a)	7,498	36,365
Sagent Technology, Inc. (a)	3,500	368
Sanchez Computer Associates, Inc. (a)	7,737	32,341
ScanSoft, Inc. (a)	26,322	115,817
Scientific Learning Corp. (a)	3,489	16,747
SciQuest, Inc. (a)	1,133	4,645
SCO Group, Inc. (a)	3,753	55,169
Secure Computing Corp. (a)	8,700	94,743
Segue Software, Inc. (a)	2,900	6,960
SERENA Software, Inc. (a)	10,615	205,931
Smith Micro Software, Inc. (a)	1,800	6,660
Sonic Foundry, Inc. (a)	1,400	1,624
SPSS, Inc. (a)	4,529	87,817
SS&C Technologies, Inc.	3,179	60,369
StorageNetworks, Inc. (a)	29,377	46,122
Sybase, Inc. (a)	23,811	402,644
Synopsys, Inc. (a)	19,124	1,304,448
Synplicity, Inc. (a)	7,400	50,394
Systems & Computer Technology Corp. (a)	8,200	90,200
T/R Systems, Inc. (a)	7,700	7,038
Take-Two Interactive Software, Inc. (a)	10,671	317,676
TALX Corp.	3,658	77,407
Tangram Enterprise Solutions, Inc. (a)	2,900	1,421
Tarantella, Inc. (a)	2,920	3,300
TeleCommunication Systems, Inc. Class A (a)	4,000	11,600
TenFold Corp. (a)	7,200	10,800
THQ, Inc. (a)	10,166	159,606
TIBCO Software, Inc. (a)	54,467	291,398
Timberline Software Corp.	2,800	22,935
TradeStation Group, Inc. (a)	9,719	96,704
Transaction Systems Architects, Inc. Class A (a)	8,554	121,809
Ulticom, Inc. (a)	11,077	115,201
Ultimate Software Group, Inc. (a)	6,109	43,068
USDATA Corp. (a)	220	22
VA Software Corp. (a)	14,945	50,813
Vasco Data Security International, Inc. (a)	6,188	16,336
Vastera, Inc. (a)	9,000	48,870
Verint Systems, Inc. (a)	7,640	172,970
Verisity Ltd. (a)	4,200	49,560
Verity, Inc. (a)	9,300	110,856
Versant Corp. (a)	3,300	7,425
Versata, Inc. (a)	616	1,669
Vertel Corp. (a)	3,600	137
Viewpoint Corp. (a)	7,300	6,497
Visual Networks, Inc. (a)	10,000	14,500
Voxware, Inc. (a)	6,500	1,235
WatchGuard Technologies, Inc. (a)	8,200	37,966
Wave Systems Corp. Class A (a)	11,061	32,741
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	20,803	$ 154,982
Witness Systems, Inc. (a)	4,110	20,550
		19,777,737
TOTAL INFORMATION TECHNOLOGY		105,439,445
MATERIALS - 3.1%
Chemicals - 1.3%
A. Schulman, Inc.	7,950	127,359
Airgas, Inc.	18,301	342,778
Albemarle Corp.	10,733	299,987
Altair Nanotechnologies, Inc. (a)	16,100	16,905
American Vanguard Corp.	1,000	27,200
Arch Chemicals, Inc.	5,281	113,119
Balchem Corp.	900	20,898
Cabot Corp.	15,812	429,928
Calgon Carbon Corp.	10,307	64,728
Cambrex Corp.	7,058	149,277
Crompton Corp.	28,495	168,405
Cytec Industries, Inc. (a)	9,850	369,277
Eden Bioscience Corp. (a)	12,000	14,412
Ethyl Corp. (a)	5,076	58,476
Ferro Corp.	10,692	243,029
FMC Corp. (a)	9,208	229,187
General Chemical Group, Inc. (a)	100	30
Georgia Gulf Corp.	8,400	187,740
H.B. Fuller Co.	7,424	196,662
Hauser, Inc. (a)	25	1
Hawkins, Inc.	6,552	80,393
Headwaters, Inc. (a)	7,900	110,126
IMC Global, Inc.	30,509	238,885
Landec Corp. (a)	4,517	17,445
LESCO, Inc. (a)	4,284	46,053
LSB Industries, Inc. (a)	3,489	16,922
Lubrizol Corp.	13,264	450,976
Lyondell Chemical Co.	40,980	586,014
MacDermid, Inc.	8,295	237,154
Material Sciences Corp.	5,400	54,648
Millennium Chemicals, Inc.	16,093	174,126
Minerals Technologies, Inc.	5,080	256,794
Mississippi Chemical Corp. (a)	800	40
Nanophase Technologies Corp. (a)	5,500	30,250
NL Industries, Inc.	12,185	212,628
Olin Corp.	14,429	262,752
OM Group, Inc.	7,100	95,708
OMNOVA Solutions, Inc. (a)	7,500	29,025
Penford Corp.	1,500	20,115
PolyOne Corp.	23,700	104,754
Quaker Chemical Corp.	1,900	46,455
RPM, Inc.	29,843	407,059
Solutia, Inc.	29,900	113,919

	Shares	Value (Note 1)
Southwall Technologies, Inc. (a)	7,100	$ 11,005
Spartech Corp.	7,474	159,196
Stepan Co.	3,217	74,152
Symyx Technologies, Inc. (a)	7,900	194,103
Terra Industries, Inc. (a)	20,909	25,927
The Scotts Co. Class A (a)	8,178	462,711
Valhi, Inc.	30,548	370,853
Valspar Corp.	13,107	609,082
W.R. Grace & Co. (a)	15,596	52,559
Wellman, Inc.	7,024	56,894
Zoltek Companies, Inc. (a)	2,700	6,723
		8,674,844
Construction Materials - 0.3%
Amcol International Corp.	8,920	96,871
Ameron International Corp.	2,368	79,873
Centex Construction Products, Inc.	4,869	218,375
Continental Materials Corp. (a)	800	18,400
Florida Rock Industries, Inc.	7,467	387,911
Lafarge North America, Inc.	17,798	609,404
Martin Marietta Materials, Inc.	12,528	478,945
Texas Industries, Inc.	5,420	138,589
U.S. Concrete, Inc. (a)	5,600	29,350
		2,057,718
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	1,986	16,625
Aptargroup, Inc.	9,432	369,357
Caraustar Industries, Inc. (a)	6,677	56,955
Chesapeake Corp.	3,778	89,916
Constar International, Inc.	3,059	17,497
Crown Holdings, Inc. (a)	42,916	318,437
EarthShell Corp. (a)	24,700	9,139
Graphic Packaging Corp. (a)	12,670	50,680
Greif Brothers Corp. Class A	5,228	133,628
Longview Fibre Co.	12,743	125,264
Mod-Pacific Corp. (a)	1,800	15,039
Myers Industries, Inc.	8,481	89,051
Owens-Illinois, Inc. (a)	38,366	439,291
Packaging Corp. of America (a)	27,090	545,593
Packaging Dynamics Corp. (a)	5,745	43,088
Rock-Tenn Co. Class A	8,500	137,275
Silgan Holdings, Inc. (a)	4,866	155,225
Smurfit-Stone Container Corp. (a)	63,195	997,217
Sonoco Products Co.	24,718	562,829
		4,172,106
Metals & Mining - 0.7%
A.M. Castle & Co. (a)	5,786	28,004
AK Steel Holding Corp. (a)	24,740	65,314
Alliance Resource Partners LP	3,714	106,666
Arch Coal, Inc.	13,103	300,714
Brush Engineered Materials, Inc. (a)	4,033	36,136
Canyon Resources Corp. (a)	8,816	16,310
Carpenter Technology Corp.	5,531	115,155
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Century Aluminum Co.	6,400	$ 59,200
Cleveland-Cliffs, Inc. (a)	3,600	93,240
Coeur d'Alene Mines Corp. (a)	43,002	135,456
Commercial Metals Co.	6,438	127,344
Commonwealth Industries, Inc.	2,900	14,645
CONSOL Energy, Inc.	19,875	401,475
Gibraltar Steel Corp.	3,397	75,753
Glamis Gold Ltd. (a)	32,392	460,722
Gold Reserve, Inc. (a)	7,007	16,887
GrafTech International Ltd. (a)	15,000	120,000
Hecla Mining Co. (a)	28,767	192,739
IMCO Recycling, Inc. (a)	5,046	37,239
Liquidmetal Technologies (a)	10,800	40,500
Massey Energy Co.	19,246	243,462
MAXXAM, Inc. (a)	2,491	36,120
Meridian Gold, Inc. (a)	26,813	350,976
MK Gold, Inc. (a)	18,219	19,130
National Steel Corp. Class B (a)	1,400	17
Natural Resource Partners LP	2,500	85,700
NN, Inc.	5,546	70,712
Northwest Pipe Co. (a)	2,838	41,265
Olympic Steel, Inc. (a)	500	2,065
Oregon Steel Mills, Inc. (a)	9,700	32,980
Peabody Energy Corp.	13,227	418,635
Penn Virginia Resource Partners LP	2,727	80,119
Quanex Corp.	4,000	139,800
Roanoke Electric Steel Corp.	4,606	43,757
Rock of Ages Corp. Class A	600	3,462
Rouge Industries, Inc. Class A (a)	500	255
Royal Gold, Inc.	5,300	129,691
RTI International Metals, Inc. (a)	5,368	56,364
Ryerson Tull, Inc.	5,345	46,448
Schnitzer Steel Industries, Inc. Class A	3,006	74,549
Southern Peru Copper Corp.	3,739	63,937
Steel Dynamics, Inc. (a)	12,421	200,723
Steel Technologies, Inc.	3,600	43,200
Stillwater Mining Co. (a)	11,520	84,557
Titanium Metals Corp. (a)	1,030	32,188
Universal Stainless & Alloy Products, Inc. (a)	410	3,018
USEC, Inc.	19,000	136,420
Weirton Steel Corp. (a)	9,000	855
Westmoreland Coal Co.	1,200	17,280
WHX Corp. (a)	1,033	2,944
		4,904,128
Paper & Forest Products - 0.2%
Bowater, Inc.	14,173	613,833
Buckeye Technologies, Inc. (a)	8,901	69,873
Deltic Timber Corp.	2,700	86,994
P.H. Glatfelter Co.	10,995	142,165
Pope & Talbot, Inc.	3,774	48,496

	Shares	Value (Note 1)
Potlatch Corp.	7,096	$ 209,261
Rayonier, Inc.	10,731	425,270
Wausau-Mosinee Paper Corp.	12,831	163,595
		1,759,487
TOTAL MATERIALS		21,568,283
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	9,150	36,682
Allegiance Telecom, Inc. (a)	15,750	788
Andersen Group, Inc. (a)	3,500	19,250
Atlantic Tele-Network, Inc.	2,763	56,642
Choice One Communications, Inc. (a)	10,070	2,820
Cincinnati Bell, Inc. (a)	55,782	315,168
Cogent Communications Group, Inc. (a)	1,745	2,007
Commonwealth Telephone Enterprises, Inc. (a)	5,700	224,922
Covad Communications Group, Inc. (a)	58,641	222,836
Covista Communications, Inc. (a)	5,359	16,345
CT Communications, Inc.	6,500	82,420
D&E Communications, Inc.	5,455	73,643
Dial-Thru Intl Corp. (a)	4,800	528
eLEC Communications Corp. (a)	14,200	1,562
Focal Communications Corp. (a)	388	0
General Communications, Inc. Class A (a)	13,223	113,057
HickoryTech Corp.	3,000	34,710
Hungarian Telephone & Cable Corp. (a)	3,263	32,467
I-Link Corp. (a)	5,500	1,210
IDT Corp. (a)	6,257	109,623
Infonet Services Corp. Class B (a)	74,300	129,282
Level 3 Communications, Inc. (a)	118,135	593,038
Lynch Interactive Corp. (a)	638	17,067
McLeodUSA, Inc. Class A (a)	42,678	48,653
North Pittsburgh Systems, Inc.	5,943	107,568
OpticNet, Inc. (a)	1,100	0
Pac-West Telecomm, Inc. (a)	7,320	10,834
Primus Telecommunications Group, Inc. (a)	16,879	129,293
PTEK Holdings, Inc. (a)	13,133	94,689
rStar Corp. (a)	19,291	15,433
Shenandoah Telecommunications Co.	784	34,033
SureWest Communications	3,800	140,334
Talk America Holdings, Inc. (a)	6,168	79,320
Time Warner Telecom, Inc. Class A (a)	11,788	68,842
U.S. LEC Corp. Class A (a)	6,100	25,498
Warwick Valley Telephone Co.	300	23,640
WilTel Communications, Inc. (a)	12,835	207,029
WorldPort Communications, Inc. (a)	13,900	6,255
WorldQuest Networks, Inc. (a)	1,860	5,041
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
XETA Technologies, Inc. (a)	3,400	$ 17,364
Z-Tel Technologies, Inc. (a)	13,100	23,056
		3,122,949
Wireless Telecommunication Services - 0.7%
Aether Systems, Inc. (a)	11,400	61,674
AirGate PCS, Inc. (a)	6,100	10,736
Alamosa Holdings, Inc. (a)	23,794	89,465
American Tower Corp. Class A (a)	49,234	560,283
At Road, Inc. (a)	12,500	167,875
Boston Communications Group, Inc. (a)	4,021	54,082
Centennial Communications Corp. Class A (a)	25,658	139,580
Crown Castle International Corp. (a)	55,959	601,559
Dobson Communications Corp. Class A (a)	17,116	157,467
EMS Technologies, Inc. (a)	2,032	35,763
GoAmerica, Inc. (a)	9,500	2,945
i3 Mobile, Inc. (a)	9,600	6,048
LCC International, Inc. (a)	1,900	11,020
Leap Wireless International, Inc. (a)	9,150	285
Metro One Telecommunications, Inc. (a)	7,000	28,000
Minorplanet Systems USA, Inc. (a)	1,160	719
Nextel Partners, Inc. Class A (a)	43,923	361,486
Price Communications Corp. (a)	13,561	178,734
Rural Cellular Corp. Class A (a)	3,400	23,800
SBA Communications Corp. Class A (a)	11,200	37,520
SPEEDUS Corp. (a)	1,900	2,166
Telephone & Data Systems, Inc.	14,974	859,807
Triton PCS Holdings, Inc. Class A (a)	14,500	81,925
U.S. Cellular Corp. (a)	21,836	610,535
U.S. Unwired, Inc. Class A (a)	19,300	18,335
Ubiquitel, Inc. (a)	25,000	39,500
Western Wireless Corp. Class A (a)	18,458	341,104
Wireless Facilities, Inc. (a)	13,111	180,407
		4,662,820
TOTAL TELECOMMUNICATION SERVICES		7,785,769
UTILITIES - 2.9%
Electric Utilities - 1.3%
Alliant Energy Corp.	28,174	589,682
Black Hills Corp.	7,899	256,007
Capital Rock Energy Corp. (a)	518	15,846
Central Vermont Public Service Corp.	5,400	116,532
CH Energy Group, Inc.	4,100	181,425
Cleco Corp.	11,566	180,892
DPL, Inc.	32,533	502,635
DQE, Inc.	18,575	273,981
El Paso Electric Co. (a)	13,328	148,607
Empire District Electric Co.	6,516	140,485
Great Plains Energy, Inc.	17,415	504,338

	Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.	9,401	$ 404,055
IDACORP, Inc.	9,220	223,493
MGE Energy, Inc.	5,519	175,361
Northeast Utilities	34,417	594,382
NSTAR	13,515	602,769
OGE Energy Corp.	21,099	458,481
Otter Tail Corp.	6,187	163,956
Pepco Holdings, Inc.	43,438	754,518
PNM Resources, Inc.	9,799	268,493
Puget Energy, Inc.	24,093	525,227
Texas Genco Holdings, Inc.	3,700	90,650
UIL Holdings Corp.	3,333	120,155
Unisource Energy Corp.	8,381	157,060
Wisconsin Energy Corp.	30,279	882,330
WPS Resources Corp.	7,700	298,914
		8,630,274
Gas Utilities - 0.6%
AGL Resources, Inc.	16,226	451,570
Atmos Energy Corp.	12,472	303,693
Cascade Natural Gas Corp.	5,248	99,817
EnergySouth, Inc.	1,000	32,993
Inergy LP	1,200	47,520
Kinder Morgan Management LLC	11,871	442,788
Laclede Group, Inc.	6,350	173,863
New Jersey Resources Corp.	6,809	245,805
Northwest Natural Gas Co.	6,451	183,789
NUI Corp.	4,383	70,347
Piedmont Natural Gas Co., Inc.	8,414	325,622
SEMCO Energy, Inc.	5,767	26,413
South Jersey Industries, Inc.	4,134	158,539
Southern Union Co.	19,132	322,566
Southwest Gas Corp.	8,555	193,257
Southwestern Energy Co. (a)	9,300	168,888
TC Pipelines LP	5,354	169,186
UGI Corp.	10,858	331,712
WGL Holdings, Inc.	11,800	317,302
		4,065,670
Multi-Utilities & Unregulated Power - 0.9%
Aquila, Inc.	52,929	128,088
Avista Corp.	12,230	190,421
Energen Corp.	8,971	320,085
Energy East Corp.	37,019	799,240
Equitable Resources, Inc.	16,039	633,059
MDU Resources Group, Inc.	19,122	649,192
National Fuel Gas Co.	20,486	474,251
Northwestern Corp.	13,700	11,782
ONEOK, Inc.	19,161	402,189
Questar Corp.	21,200	680,096
Reliant Resources, Inc. (a)	76,152	351,822
SCANA Corp.	28,635	973,590
Sierra Pacific Resources (a)	29,631	149,044
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Vectren Corp.	18,802	$ 426,805
Westar Energy, Inc.	17,982	315,944
		6,505,608
Water Utilities - 0.1%
American States Water Co.	4,637	116,018
California Water Service Group	4,400	110,880
Connecticut Water Service, Inc.	2,000	58,400
Middlesex Water Co.	1,700	45,050
Philadelphia Suburban Corp.	18,493	437,359
SJW Corp.	800	67,360
Southwest Water Co.	5,092	70,270
		905,337
TOTAL UTILITIES		20,106,889
TOTAL COMMON STOCKS (Cost $730,549,774)		676,370,022
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Cornerstone Realty Income Trust, Inc. Series B (a)	14	112
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Mediq, Inc. Series A, 13.00% (a)	7	0
TOTAL PREFERRED STOCKS (Cost $74)		112
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 446	22
TOTAL NONCONVERTIBLE BONDS (Cost $123)		22
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 0.88% to 0.89% 10/2/03(c) (Cost $2,997,633)	3,000,000	2,997,606
Money Market Funds - 14.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	53,108,197	$ 53,108,197
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	44,754,851	44,754,851
TOTAL MONEY MARKET FUNDS (Cost $97,863,048)		97,863,048
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $831,410,652)		777,230,810
NET OTHER ASSETS - (12.9)%		(88,997,957)
NET ASSETS - 100%		$ 688,232,853
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
22 Russell 2000 Index Contracts	Sept. 2003	$ 5,471,950	$ 35,965
5 S&P 500 E-Mini Index Contracts	Sept. 2003	251,925	(298)
3 S&P 500 Index Contracts	Sept. 2003	755,775	7,267
18 S&P MidCap 400 Index Contracts	Sept. 2003	4,669,200	74,360
		$ 11,148,850	$ 117,294
The face value of futures purchased as a percentage of net assets - 1.6%
Swap Agreements
		Notional Amount	Unrealized Appreciation/(Depreciation)
Equity Total Return Swap
Receive a monthly return equal to that of Plains All-American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 441,494	$ 3,706
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,997,606.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $157,716,915 and $38,907,523, respectively.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $56,021,000 of which $20,592,000 and $35,429,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,166,958) (cost $831,410,652) - See accompanying schedule		$ 777,230,810
Cash		9,863
Receivable for investments sold		2,372,044
Receivable for fund shares sold		2,815,658
Dividends receivable		404,479
Interest receivable		30,486
Redemption fees receivable		269
Receivable for daily variation on futures contracts		102,468
Unrealized gain on swap agreements		3,706
Receivable from investment adviser for expense reductions		35,031
Other receivables		34,511
Total assets		783,039,325

Liabilities
Payable for investments purchased	$ 49,426,577
Payable for fund shares redeemed	362,327
Accrued management fee	127,905
Other payables and accrued expenses	134,812
Collateral on securities loaned, at value	44,754,851
Total liabilities		94,806,472

Net Assets		$ 688,232,853
Net Assets consist of:
Paid in capital		$ 806,666,684
Undistributed net investment income		2,402,283
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,780,178)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(54,055,936)
Net Assets, for 28,108,843 shares outstanding		$ 688,232,853
Net Asset Value, offering price and redemption price per share ($688,232,853 ÷ 28,108,843 shares)		$ 24.48

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,093,022
Interest		168,225
Security lending		200,771
Total income		3,462,018

Expenses
Management fee	$ 639,182
Transfer agent fees	380,517
Accounting and security lending fees	93,743
Non-interested trustees' compensation	999
Custodian fees and expenses	27,445
Registration fees	36,279
Audit	22,328
Legal	1,754
Miscellaneous	2,075
Total expenses before reductions	1,204,322
Expense reductions	(139,125)	1,065,197
Net investment income (loss)		2,396,821
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,604,594)
Foreign currency transactions	(1,892)
Futures contracts	7,072,123
Swap agreements	334,359
Total net realized gain (loss)		2,799,996
Change in net unrealized appreciation (depreciation) on: Investment securities	148,242,186
Futures contracts	315,916
Swap agreements	(65,627)
Total change in net unrealized appreciation (depreciation)		148,492,475
Net gain (loss)		151,292,471
Net increase (decrease) in net assets resulting from operations		$ 153,689,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,396,821	$ 3,990,879
Net realized gain (loss)	2,799,996	(26,239,748)
Change in net unrealized appreciation (depreciation)	148,492,475	(73,088,808)
Net increase (decrease) in net assets resulting from operations	153,689,292	(95,337,677)
Distributions to shareholders from net investment income	-	(4,322,913)
Share transactions Net proceeds from sales of shares	166,044,542	199,115,646
Reinvestment of distributions	-	4,142,144
Cost of shares redeemed	(53,279,151)	(128,752,604)
Net increase (decrease) in net assets resulting from share transactions	112,765,391	74,505,186
Redemption fees	64,022	92,129
Total increase (decrease) in net assets	266,518,705	(25,063,275)
Net Assets
Beginning of period	421,714,148	446,777,423
End of period (including undistributed net investment income of $2,402,283 and undistributed net investment income of $5,462, respectively)	$ 688,232,853	$ 421,714,148
Other Information Shares
Sold	7,557,335	9,427,385
Issued in reinvestment of distributions	-	212,488
Redeemed	(2,509,700)	(6,358,542)
Net increase (decrease)	5,047,635	3,281,331

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 22.59	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Income from Investment Operations
Net investment income (loss) D	.10	.18	.24	.27	.37	.32
Net realized and unrealized gain (loss)	6.09	(4.29)	(1.81)	(12.10)	13.78	(.92)
Total from investment operations	6.19	(4.11)	(1.57)	(11.83)	14.15	(.60)
Distributions from net investment income	-	(.19)	(.25)	(.21)	(.24)	(.22)
Distributions from net realized gain	-	-	(.37)	(1.71)	(1.12)	(.52)
Total distributions	-	(.19)	(.62)	(1.92)	(1.36)	(.74)
Redemption fees added to paid in capital D	- G	- G	.01	.02	.04	.24
Net asset value, end of period	$ 24.48	$ 18.29	$ 22.59	$ 24.77	$ 38.50	$ 25.67
Total Return B,C	33.84%	(18.25)%	(6.19)%	(31.29)%	57.35%	(1.33)%
Ratios to Average Net Assets E
Expenses before expense reductions	.45% A	.45%	.45%	.44%	.55%	.81%
Expenses net of voluntary waivers, if any	.40% A	.30%	.25%	.25%	.27%	.31%
Expenses net of all reductions	.40% A	.30%	.25%	.24%	.27%	.31%
Net investment income (loss)	.90% A	.88%	1.05%	.88%	1.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 688,233	$ 421,714	$ 446,777	$ 437,211	$ 458,782	$ 62,475
Portfolio turnover rate	15% A	18%	34%	45%	33%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FFor the year ended February 29. GAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.5	2.6
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.2	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	2.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.8	2.0
Total SA Series B (France, Oil & Gas)	1.6	1.6
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.5	1.6
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	2.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.6
Nokia Corp. (Finland, Communications Equipment)	1.3	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.1
	17.0
Market Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	24.3
Consumer Discretionary	12.8	11.9
Industrials	8.8	7.2
Health Care	8.6	9.7
Consumer Staples	8.4	8.2
Energy	8.2	8.7
Information Technology	7.2	6.0
Telecommunication Services	7.2	7.7
Materials	6.6	5.6
Utilities	4.5	5.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2003
United Kingdom	25.9%
Japan	22.5%
France	8.9%
Switzerland	7.2%
Germany	6.2%
Netherlands	5.4%
Australia	4.9%
Italy	3.7%
Spain	3.5%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2003
United Kingdom	27.1%
Japan	21.9%
France	8.4%
Switzerland	7.9%
Germany	5.4%
Netherlands	5.2%
Australia	5.0%
Italy	3.8%
Spain	3.4%
Other	11.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
Australia - 4.5%
Alumina Ltd.	56,036	$ 183,160
Amcor Ltd.	41,561	242,910
AMP Ltd.	70,325	303,604
Ansell Ltd.	6,379	27,869
Aristocrat Leisure Ltd.	14,619	15,802
Australia & New Zealand Banking Group Ltd.	79,270	898,908
Australian Gas Light Co.	28,884	201,160
Australian Stock Exchange Ltd.	5,029	45,245
BHP Billiton Ltd.	199,851	1,413,834
BHP Steel Ltd.	38,339	114,893
Boral Ltd.	32,642	112,610
Brambles Industries Ltd.	48,482	161,293
Centro Properties Group	29,616	76,676
CFS Gandel Retail Trust unit	72,092	61,593
Coca-Cola Amatil Ltd.	22,196	81,314
Cochlear Ltd.	2,616	55,199
Coles Myer Ltd.	52,760	250,994
Commonwealth Bank of Australia	66,770	1,212,234
Commonwealth Property Office Fund	140,853	104,842
Computershare Ltd.	15,832	27,770
CSL Ltd.	7,843	85,791
CSR Ltd.	54,984	71,889
Deutsche Office Trust	56,586	40,288
Fosters Group Ltd.	101,807	299,161
Futuris Corp. Ltd.	27,443	26,821
General Property Trust	96,292	173,887
Harvey Norman Holdings Ltd.	34,020	59,012
Iluka Resources Ltd.	11,642	31,045
Insurance Australia Group Ltd.	106,659	274,759
Investa Property Group	43,274	54,618
John Fairfax Holdings Ltd.	58,906	119,337
Leighton Holdings Ltd.	6,676	42,562
Lend Lease Corp. Ltd.	19,197	131,708
Lion Nathan Ltd.	14,492	49,432
Macquarie Bank Ltd.	10,149	207,973
Macquarie Goodman Industrial Trust unit	49,457	49,937
Macquarie Infrastructure Group	116,788	243,403
Mayne Group Ltd.	39,339	83,771
Mirvac Group	33,191	94,954
National Australia Bank Ltd.	81,250	1,634,994
Newcrest Mining Ltd.	15,715	93,578
News Corp. Ltd.	82,534	708,761
OneSteel Ltd.	55,323	70,541
Orica Ltd.	13,816	102,927
Origin Energy Ltd.	34,080	91,983
Paperlinx Ltd.	20,534	67,251
Patrick Corp. Ltd.	8,111	67,985
Principal Office Fund	45,967	47,306
Publishing & Broadcasting Ltd.	6,478	46,331
QBE Insurance Group Ltd.	30,338	192,632
Rinker Group Ltd.	46,279	174,033

	Shares	Value (Note 1)
Rio Tinto Ltd.	16,049	$ 356,403
Santos Ltd.	41,420	156,565
Sonic Healthcare Ltd.	11,191	47,951
Southcorp Ltd.	39,171	78,342
Stockland	56,482	178,768
Suncorp-Metway Ltd.	26,479	209,090
TAB Ltd.	23,647	50,508
Tabcorp Holdings Ltd.	19,158	142,724
Telstra Corp. Ltd.	110,606	359,380
Toll Holdings Ltd.	10,618	49,482
Transurban Group unit	21,478	60,889
Wesfarmers Ltd.	18,762	342,331
Westfield Holdings Ltd.	21,076	203,257
Westfield Trust	99,934	213,452
Westpac Banking Corp.	93,356	945,646
WMC Resources Ltd. (a)	56,036	147,979
Woodside Petroleum Ltd.	28,885	249,589
Woolworths Ltd.	58,941	448,639
TOTAL AUSTRALIA		15,271,575
Austria - 0.2%
Bank Austria Creditanstalt AG	2,000	60,983
Boehler-Uddeholm AG	271	14,326
Erste Bank der Oesterreichischen Sparkassen AG	1,340	123,534
Flughafen Wien AG	1,669	62,224
Immofinanz Immobilien Anlagen AG (a)	7,858	54,310
Mayr-Melnhof Karton AG	209	17,867
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	175	15,731
OMV AG	672	79,016
RHI AG (a)	250	3,335
Telekom Austria AG (a)	9,954	104,015
VA Technologie AG (a)	444	12,489
voestalpine AG	1,131	44,080
Wienerberger AG	1,870	35,650
TOTAL AUSTRIA		627,560
Belgium - 1.0%
Agfa-Gevaert NV	5,573	124,922
Barco NV	359	22,288
Bekaert SA	891	42,793
Cofinimmo SA	241	28,361
Colruyt NV	961	70,009
Compagnie Maritime Belge SA (CMB)	169	7,409
D'ieteren SA	140	23,352
Delhaize Group	4,049	157,096
Dexia SA	36,981	461,204
Electrabel SA	1,748	438,688
Fortis	54,311	913,654
Fortis (strip VVPR) (a)	1,764	39
Groupe Bruxelles Lambert SA (GBL)	3,453	158,103
Interbrew SA	7,477	184,690
KBC Bancassurance Holding NV	4,497	175,021
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
Mobistar SA (a)	1,079	$ 48,989
Omega Pharma SA	607	18,975
Solvay SA	3,128	205,879
UCB SA	4,262	113,377
Umicore SA	706	39,602
TOTAL BELGIUM		3,234,451
Bermuda - 0.0%
SCMP Group Ltd.	46,000	19,463
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	58	380,868
Bang & Olufsen AS Series B	550	19,929
Carlsberg AS Series B	1,111	44,365
Coloplast AS Series B	830	67,025
Danisco AS	2,475	94,441
Danske Bank AS	28,784	527,881
DSV de Sammensluttede Vognmaend AS	769	23,486
East Asiatic Co. Ltd.	916	27,908
FLS Industries (a)	1,400	12,838
GN Store Nordic AS (a)	9,265	42,753
Group 4 Falck AS	4,128	92,189
H. Lundbeck AS	4,135	73,999
ISS AS	2,186	93,112
Kobenhaven Lufthave AS	305	26,389
NEG Micon AS (a)	1,000	11,906
NKT Holding AS	900	13,843
Novo Nordisk AS Series B	14,508	514,970
Novozymes AS Series B	2,593	77,851
TDC AS	6,573	198,802
Topdanmark AS (a)	1,465	62,835
Vestas Wind Systems AS	6,071	104,604
William Demant Holding AS (a)	1,467	37,644
TOTAL DENMARK		2,549,638
Finland - 1.8%
Amer Group PLC (A Shares)	1,100	34,629
Elisa Corp. (A Shares) (a)	6,800	66,499
Fortum Oyj	16,625	134,815
Instrumentarium Oyj	2,363	92,356
KCI Konecranes Oyj	700	20,544
Kesko Oyj	3,900	50,438
Kone Oyj (B Shares)	1,720	77,771
Metso Oyj	4,807	49,650
Nokia Corp.	255,450	4,161,279
Nokian Tyres Ltd.	500	27,690
Orion-Yhtyma Oyj (B Shares)	1,800	30,854
Outokumpu Oyj (A Shares)	6,125	62,254
Pohjola Group PLC (D Shares)	800	14,302
Rautaruukki Oyj (K Shares) (a)	4,000	21,009
Sampo Oyj (A Shares)	13,805	106,486
Stora Enso Oyj (R Shares)	35,031	456,516
TietoEnator Oyj	4,800	85,495

	Shares	Value (Note 1)
UPM-Kymmene Corp.	28,018	$ 507,972
Uponor Oyj	1,600	36,041
Wartsila Oyj (B Shares)	2,100	28,567
TOTAL FINLAND		6,065,167
France - 8.9%
Accor SA	11,092	432,548
Air France Compagnie (Reg.)	3,776	59,539
Alcatel SA (RFD) (a)	63,179	688,019
Alstom SA (a)	14,212	34,980
Atos Origin SA (a)	939	39,311
Autoroutes du Sud de la France	3,416	96,653
Aventis SA (France)	35,658	1,747,242
AXA SA	74,382	1,319,955
BIC SA	1,963	80,885
BNP Paribas SA	43,338	2,160,986
Bouygues SA	12,686	334,266
Business Objects SA (a)	3,597	96,043
Cap Gemini SA (a)	5,257	216,326
Carrefour SA	30,140	1,503,550
Casino Guichard Perrachon et Compagnie	1,843	146,819
CNP Assurances	1,699	67,674
Compagnie de St. Gobain	16,720	653,857
Credit Agricole SA	19,789	376,174
Dassault Systemes SA	1,975	71,397
Essilor International SA	5,979	243,080
France Telecom SA (a)	43,027	1,068,484
Gecina SA	733	82,958
Groupe Danone	6,478	889,041
Hermes International SA	454	71,336
Imerys	451	74,383
Klepierre SA	1,103	54,260
L'Air Liquide SA	5,490	789,040
L'Oreal SA	17,798	1,237,923
Lafarge SA (Bearer)	9,069	609,361
Lagardere S.C.A. (Reg.)	7,619	346,423
Louis Vuitton Moet Hennessy (LVMH)	11,979	720,648
Michelin SA (Compagnie Generale des Etablissements) Series B	8,380	340,510
Pechiney SA	4,050	205,463
Pernod-Ricard	2,606	223,780
Peugeot Citroen SA	9,327	426,030
Pinault Printemps-Redoute SA	4,095	352,093
Publicis Groupe SA	4,833	141,684
Renault SA	9,625	580,620
Sagem SA	942	84,927
Sanofi-Synthelabo SA	19,255	1,083,259
Schneider Electric SA	11,125	601,184
Societe Generale Series A	16,910	1,122,275
Sodexho Alliance SA	5,152	151,036
Suez SA (France)	42,563	672,059
Technip-Coflexip SA	923	83,113
Television Francaise 1 SA	5,789	176,008
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Thales SA	3,739	$ 107,271
Thomson SA	8,991	163,700
Total SA:
(strip VVPR) (a)	774	9
Series B	34,728	5,348,807
Unibail (Reg.)	2,089	156,546
Valeo SA	3,644	138,379
Veolia Environnement	14,530	283,389
Vinci SA	4,209	273,329
Vivendi Universal SA (a)	48,232	811,389
Wanadoo SA (a)	18,426	121,276
Zodiac SA	1,916	50,927
TOTAL FRANCE		30,012,224
Germany - 6.0%
Adidas-Salomon AG	2,966	248,567
Allianz AG (Reg.)	14,360	1,281,394
Altana AG	3,521	180,715
BASF AG	29,549	1,361,726
Bayer AG	35,628	762,212
Bayerische Hypo-und Vereinsbank AG (a)	17,225	269,897
Beiersdorf AG	1,242	157,897
Celesio AG	1,556	63,448
Commerzbank AG	25,900	362,282
Continental AG	7,684	200,441
DaimlerChrysler AG (Reg.)	45,838	1,752,387
Deutsche Bank AG	28,463	1,657,685
Deutsche Boerse AG	6,047	292,555
Deutsche Lufthansa AG (Reg.)	10,605	145,077
Deutsche Post AG	19,429	311,689
Deutsche Telekom AG (Reg.) (a)	114,163	1,637,097
Douglas Holding AG	1,634	39,949
E.On AG	30,954	1,601,977
Epcos AG (a)	2,900	48,913
Fresenius Medical Care AG	1,742	88,240
HeidelbergCement AG (a)	1,912	70,380
HeidelbergCement AG (strip VVPR) (a)	239	3
Infineon Technologies AG (a)	25,987	380,917
Karstadt Quelle AG	2,050	53,971
Linde AG	4,176	174,871
MAN AG	5,950	130,757
Merck KGaA	2,343	67,889
Metro AG	7,267	263,025
MLP AG (a)	2,500	34,914
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,085	623,154
Puma AG	847	96,233
RWE AG	18,595	501,202
SAP AG	11,302	1,353,528
Schering AG	8,259	332,508
Siemens AG (Reg.)	42,576	2,638,533

	Shares	Value (Note 1)
Suedzucker AG (Bearer)	2,585	$ 40,589
Thyssenkrupp AG	15,255	206,845
TUI AG	6,200	98,782
Volkswagen AG	12,127	595,101
TOTAL GERMANY		20,127,350
Greece - 0.4%
Alpha Bank AE	7,308	152,571
Aluminium of Greece SA	430	9,109
Bank of Piraeus (Reg.)	6,600	62,948
Coca-Cola Hellenic Bottling Co. SA (Bearer)	4,451	85,001
Commercial Bank of Greece	2,750	55,781
EFG Eurobank Ergasias SA	7,730	126,387
Folli Follie SA	730	14,567
Greek Organization of Football Prognostics SA	5,225	62,235
Hellenic Duty Free Shops SA	1,170	19,130
Hellenic Petroleum SA	6,420	45,994
Hellenic Technodomiki Tev SA	5,200	29,140
Hellenic Telecommunication Organization SA (OTE)	12,418	143,271
Intracom SA (Reg.)	5,790	44,025
National Bank of Greece SA	11,592	253,982
Papastratos Cigarette Co.	860	16,934
Public Power Corp. of Greece	3,430	66,634
Technical Olympic SA (Reg.)	3,590	15,937
Titan Cement Co. (Reg.)	1,665	62,203
Viohalco SA	5,200	29,483
Vodafone Panafon SA	8,030	52,764
TOTAL GREECE		1,348,096
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	7,329	24,620
Bank of East Asia Ltd.	68,782	162,271
BOC Hong Kong Holdings Ltd.	131,066	168,049
Cathay Pacific Airways Ltd.	57,327	99,229
Cheung Kong Holdings Ltd.	82,449	639,570
Cheung Kong Infrastructure Holdings Ltd.	20,450	42,346
CLP Holdings Ltd.	92,157	406,475
Esprit Holdings Ltd.	29,523	73,436
Giordano International Ltd.	42,194	17,583
Hang Lung Properties Ltd.	54,423	62,802
Hang Seng Bank Ltd.	38,701	429,225
Henderson Land Development Co. Ltd.	29,963	113,140
Hong Kong & China Gas Co. Ltd.	189,427	255,022
Hong Kong Electric Holdings Ltd.	70,676	279,106
Hong Kong Exchanges & Clearing Ltd.	52,198	93,698
Hopewell Highway Infrastructure Ltd. warrants 8/6/06 (a)	3,000	288
Hopewell Holdings Ltd.	30,000	34,042
Hutchison Whampoa Ltd.	117,158	863,748
Hysan Development Ltd.	27,279	32,178
Johnson Electric Holdings Ltd.	83,062	129,397
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Li & Fung Ltd.	78,930	$ 134,093
MTR Corp. Ltd.	72,482	91,076
New World Development Co. Ltd.	127,849	91,798
PCCW Ltd. (a)	152,751	88,624
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	10
Shangri-La Asia Ltd.	44,842	37,372
Sino Land Co.	72,591	33,972
SmarTone Telecommunications Holdings Ltd.	14,000	17,591
Sun Hung Kai Properties Ltd.	69,141	498,661
Swire Pacific Ltd. (A Shares)	47,384	266,105
Techtronic Industries Co.	22,000	49,364
Television Broadcasts Ltd.	17,000	71,712
Texwinca Holdings Ltd.	26,000	20,169
Wharf Holdings Ltd.	60,965	143,047
Yue Yuen Industrial Holdings Ltd.	22,000	65,724
TOTAL HONG KONG		5,535,543
Ireland - 0.7%
Allied Irish Banks PLC	49,101	685,193
Bank of Ireland	53,902	639,657
CRH PLC	28,547	544,225
DCC PLC (Ireland)	4,602	54,865
Elan Corp. PLC (a)	16,854	72,225
Fyffes PLC (Ireland)	15,325	24,248
Grafton Group PLC unit	9,390	48,287
Greencore Group PLC	4,835	15,354
Independent News & Media PLC (Ireland)	26,951	50,343
Irish Life & Permanent PLC	13,260	157,648
Kerry Group PLC Class A	5,847	92,965
Ryanair Holdings PLC (a)	9,295	63,629
Waterford Wedgwood PLC unit	30,586	10,418
TOTAL IRELAND		2,459,057
Italy - 3.5%
Alleanza Assicurazioni Spa	23,335	210,765
Arnoldo Mondadori Editore Spa	7,322	53,180
Assicurazioni Generali Spa	50,419	1,084,352
Autogrill Spa (a)	6,172	70,687
Banca di Roma Spa (a)	67,587	136,647
Banca Fideuram Spa	14,228	81,764
Banca Intesa Spa	195,955	588,672
Banca Monte dei Paschi di Siena Spa	69,589	182,750
Banca Nazionale del Lavoro (BNL) (a)	78,584	122,442
Banca Popolare di Milano	19,258	88,452
Banca Popolare Unite Scarl (a)	16,973	259,125
Banco Popolare di Verona e Novara	21,968	289,734
Benetton Group Spa	3,165	32,134
Bulgari Spa	6,685	44,653
Enel Spa	114,590	698,809
ENI Spa	137,140	2,073,487
Fiat Spa (a)	28,395	192,132

	Shares	Value (Note 1)
Fineco Spa (a)	73,358	$ 42,221
Finmeccanica Spa	290,855	205,593
Gruppo Editoriale L'espresso Spa	11,600	49,761
Italcementi Spa	4,001	46,390
Luxottica Group Spa	6,717	100,524
Mediaset Spa	30,258	265,980
Mediobanca Spa	28,148	278,052
Mediolanum Spa	14,130	86,014
Parmalat Finanziaria Spa	19,840	64,223
Pirelli & C Spa	140,162	100,877
Riunione Adriatica di Sicurta Spa (RAS)	14,872	214,137
San Paolo IMI Spa	56,916	547,657
Seat-Pagine Gialle Spa (a)	183,316	157,718
Snam Rete Gas Spa	43,364	158,907
Snia Spa	15,477	28,740
Telecom Italia Media Spa (a)	69,534	19,483
Telecom Italia Mobile Spa (TIM)	202,110	893,200
Telecom Italia Spa	508,943	1,196,745
Tiscali Spa (a)	8,826	56,287
Unicredito Italiano Spa	202,983	944,788
TOTAL ITALY		11,667,082
Japan - 21.7%
77 Bank Ltd.	16,223	64,964
Acom Co. Ltd.	3,640	150,745
Aderans Co. Ltd.	1,000	18,097
Advantest Corp.	3,495	241,932
Aeon Co. Ltd.	11,575	285,735
Aeon Credit Service Ltd.	1,000	35,510
Aiful Corp.	2,120	118,272
Ajinomoto Co., Inc.	27,866	273,963
All Nippon Airways Co. Ltd. (a)	24,000	52,366
Alps Electric Co. Ltd.	10,977	186,347
Amada Co. Ltd.	13,000	56,062
Amano Corp.	3,000	17,455
Anritsu Corp. (a)	4,000	26,320
Aoyama Trading Co. Ltd. (a)	3,100	49,231
Ariake Japan Co. Ltd.	900	24,181
Asahi Breweries Ltd.	19,203	122,904
Asahi Glass Co. Ltd.	38,677	271,371
Asahi Kasei Corp.	61,727	233,450
Asatsu-DK, Inc.	2,000	46,719
Ashikaga Financial Group, Inc. (a)	34,605	37,901
Autobacs Seven Co. Ltd.	1,600	30,461
Bandai Co. Ltd.	1,700	72,876
Bank of Fukuoka Ltd.	25,300	90,922
Bank of Yokohama Ltd.	65,084	202,709
BellSystem24, Inc.	310	61,671
Benesse Corp.	3,600	66,073
Bridgestone Corp.	33,479	465,503
Canon, Inc.	44,463	2,154,677
Capcom Co. Ltd.	2,700	28,208
Casio Computer Co. Ltd.	9,000	69,693
Central Glass Co. Ltd.	9,000	56,909
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Central Japan Railway Co.	44	$ 309,849
Chiba Bank Ltd.	31,674	102,987
Chubu Electric Power Co., Inc.	34,964	635,736
Chugai Pharmaceutical Co. Ltd.	18,125	191,687
Citizen Watch Co. Ltd.	12,766	94,595
Coca-Cola West Japan Co. Ltd.	2,100	34,302
Credit Saison Co. Ltd.	5,952	102,875
CSK Corp.	3,100	100,000
Dai Nippon Printing Co. Ltd.	31,242	397,509
Daicel Chemical Industries Ltd.	14,000	56,901
Daido Life Insurance Co. Ltd.	59	138,325
Daiichi Pharmaceutical Co. Ltd.	11,377	173,668
Daikin Industries Ltd.	8,994	171,615
Dainippon Ink & Chemicals, Inc.	35,995	76,382
Dainippon Screen Manufacturing Co. Ltd. (a)	6,000	37,426
Daito Trust Construction Co.	4,063	109,162
Daiwa House Industry Co. Ltd.	22,184	172,544
Daiwa Securities Group, Inc.	64,985	418,702
Denki Kagaku Kogyo KK	20,358	59,226
Denso Corp.	27,438	511,807
Dentsu, Inc.	17	74,621
Dowa Mining Co. Ltd.	15,168	62,167
East Japan Railway Co.	184	776,179
Ebara Corp.	14,934	70,025
Eisai Co. Ltd.	10,978	229,198
FamilyMart Co. Ltd.	3,700	73,766
Fanuc Ltd.	6,872	452,763
Fast Retailing Co. Ltd.	2,600	107,898
Fuji Electric Co. Ltd.	29,153	64,857
Fuji Photo Film Co. Ltd.	25,205	754,834
Fuji Television Network, Inc.	15	71,233
Fujikura Ltd. (a)	17,000	76,512
Fujisawa Pharmaceutical Co. Ltd.	15,923	305,190
Fujitsu Ltd.	90,075	430,066
Furukawa Electric Co. Ltd.	28,790	104,449
Gunma Bank Ltd.	17,663	71,637
Gunze Ltd.	9,000	36,502
Hankyu Department Stores, Inc.	6,000	38,145
Hino Motors Ltd.	12,000	59,964
Hirose Electric Co. Ltd.	1,498	160,093
Hitachi Cable Ltd.	8,000	28,271
Hitachi Chemical Co. Ltd.	5,100	71,305
Hitachi Ltd.	150,271	821,081
Hitachi Software Engineering Co. Ltd.	1,400	37,734
Hokuriku Bank Ltd. (a)	38,715	52,671
Honda Motor Co. Ltd.	40,680	1,656,490
House Foods Corp.	4,000	37,101
Hoya Corp.	6,204	474,046
Isetan Co. Ltd.	10,000	86,592
Ishihara Sangyo Kaisha Ltd. (a)	14,000	27,792
Ishikawajima-Harima Heavy Industries Co. Ltd.	67,185	106,351

	Shares	Value (Note 1)
Ito En Ltd.	1,600	$ 58,184
Ito-Yokado Co. Ltd.	19,156	549,094
Itochu Corp.	67,986	203,603
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	48,729
JAFCO Co. Ltd.	1,300	83,760
Japan Airlines System Corp.	32,420	76,286
Japan Real Estate Investment Corp.	13	71,858
Japan Tobacco, Inc.	35	204,244
JFE Holdings, Inc.	25,575	514,257
JGC Corp.	10,117	77,823
Joyo Bank Ltd.	36,941	100,515
JSR Corp.	12,216	207,171
Kajima Corp.	38,317	104,587
Kaken Pharmaceutical Co. Ltd.	4,000	19,475
Kamigumi Co. Ltd.	12,663	72,704
Kanebo Ltd. (a)	20,631	25,067
Kaneka Corp.	14,559	107,632
Kansai Electric Power Co., Inc.	37,736	594,438
Kao Corp.	26,750	503,551
Katokichi Co. Ltd.	2,000	31,984
Kawasaki Heavy Industries Ltd.	56,945	72,113
Kawasaki Kisen Kaisha Ltd.	24,000	81,732
Keihin Electric Express Railway Co. Ltd.	20,061	98,700
Keio Electric Railway Co. Ltd.	27,410	130,635
Keyence Corp.	1,800	375,340
Kikkoman Corp.	6,849	43,367
Kinden Corp.	8,000	29,503
Kinki Nippon Railway Co. Ltd. (a)	75,100	219,125
Kirin Brewery Co. Ltd.	34,256	244,749
Kokuyo Co. Ltd.	5,000	54,762
Komatsu Ltd.	47,145	268,662
Komori Corp.	3,000	32,138
Konami Corp.	4,100	90,686
Konica Minolta Holdings, Inc.	20,623	282,161
Koyo Seiko Co. Ltd.	7,000	68,820
Kubota Corp.	64,864	214,234
Kuraray Co. Ltd.	17,986	135,430
Kurita Water Industries Ltd.	4,900	56,937
Kyocera Corp.	8,902	563,764
Kyowa Hakko Kogyo Co. Ltd.	16,000	89,809
Kyushu Electric Power Co., Inc.	23,670	357,875
Lawson, Inc.	3,216	93,560
Mabuchi Motor Co. Ltd.	2,021	170,333
Makita Corp.	5,000	44,964
Marubeni Corp.	69,244	104,278
Marui Co. Ltd.	21,749	241,924
Matsumotokiyoshi Co. Ltd.	800	34,637
Matsushita Electric Industrial Co. Ltd.	111,073	1,422,845
Matsushita Electric Works Co. Ltd.	19,795	133,807
Meiji Dairies Corp.	10,000	34,397
Meiji Seika Kaisha Ltd.	13,888	46,939
Meitec Corp.	1,600	57,500
Millea Holdings, Inc.	80	828,271
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Minebea Co. Ltd.	19,008	$ 94,495
Mitsubishi Chemical Corp.	82,551	191,421
Mitsubishi Corp.	55,202	465,724
Mitsubishi Electric Corp.	95,106	389,799
Mitsubishi Estate Co. Ltd.	52,723	471,877
Mitsubishi Gas Chemical Co., Inc.	16,867	42,575
Mitsubishi Heavy Industries Ltd.	164,256	529,858
Mitsubishi Logistics Corp.	6,000	42,457
Mitsubishi Materials Corp. (a)	53,937	80,303
Mitsubishi Rayon Co. Ltd.	24,312	77,178
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	214	1,256,180
Mitsui & Co. Ltd.	65,123	415,133
Mitsui Chemicals, Inc.	37,683	201,522
Mitsui Engineering & Shipbuilding Co.	33,000	42,637
Mitsui Fudosan Co. Ltd.	42,677	343,622
Mitsui Mining & Smelting Co. Ltd.	33,154	111,204
Mitsui O.S.K. Lines Ltd. (a)	53,285	184,653
Mitsui Sumitomo Insurance Co. Ltd.	63,475	378,558
Mitsui Trust Holdings, Inc.	23,300	76,956
Mitsukoshi Ltd.	19,376	53,053
Mitsumi Electric Co. Ltd.	3,300	39,079
Mizuho Financial Group, Inc.	295	366,005
Murata Manufacturing Co. Ltd.	12,554	704,665
Namco Ltd.	2,200	45,555
NEC Corp.	77,951	580,280
Net One Systems Co. Ltd.	9	53,829
NGK Insulators Ltd.	13,309	86,889
NGK Spark Plug Co. Ltd.	8,000	73,449
Nichii Gakkan Co.	900	47,206
Nichirei Corp.	14,860	48,063
Nidec Corp.	1,571	125,685
Nikko Cordial Corp.	77,126	370,221
Nikon Corp. (a)	12,838	158,292
Nintendo Co. Ltd.	5,596	464,937
Nippon Building Fund, Inc.	10	54,676
Nippon COMSYS Corp.	6,000	34,654
Nippon Express Co. Ltd.	37,546	153,564
Nippon Kayaku Co. Ltd.	7,000	32,643
Nippon Meat Packers, Inc.	7,740	74,572
Nippon Mining Holdings, Inc.	25,000	59,682
Nippon Oil Corp.	63,129	249,016
Nippon Sanso KK	12,000	43,228
Nippon Sheet Glass Co. Ltd.	17,000	52,366
Nippon Shokubai Co. Ltd.	7,000	44,862
Nippon Steel Corp.	305,661	546,617
Nippon Telegraph & Telephone Corp.	280	1,231,454
Nippon Unipac Holding (a)	45	205,613
Nippon Yusen KK	47,578	196,223
Nishimatsu Construction Co. Ltd.	12,000	37,786
Nissan Chemical Industries Co. Ltd.	8,000	61,675
Nissan Motor Co. Ltd.	129,648	1,389,997

	Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	7,719	$ 56,273
Nisshinbo Industries, Inc.	8,000	35,937
Nissin Food Products Co. Ltd.	4,123	86,962
Nitto Denko Corp.	8,094	356,671
Nomura Holdings, Inc.	93,147	1,353,329
Nomura Research Institute Ltd.	700	57,140
NSK Ltd.	20,576	80,107
NTN Corp.	19,611	94,137
NTT Data Corp.	63	253,358
NTT DoCoMo, Inc.	936	2,402,670
Obayashi Corp.	28,704	93,822
Obic Co. Ltd.	300	61,094
Oji Paper Co. Ltd.	39,352	218,192
Oki Electric Industry Co. Ltd. (a)	26,000	88,543
Okumura Corp.	12,000	41,174
Olympus Optical Co. Ltd.	10,429	239,152
Omron Corp.	12,860	261,337
Onward Kashiyama Co. Ltd.	6,000	58,527
Oracle Corp. Japan	1,600	74,750
Oriental Land Co. Ltd.	3,256	154,344
ORIX Corp.	3,978	263,793
Osaka Gas Co. Ltd.	102,525	257,036
Pioneer Corp.	10,038	225,033
Promise Co. Ltd.	4,125	152,477
QP Corp.	7,000	51,211
Resona Holdings, Inc. (a)	221,536	193,349
Ricoh Co. Ltd.	33,770	621,250
Rohm Co. Ltd.	5,744	749,025
Saizeriya Co. Ltd.	300	2,541
Sanden Corp.	5,000	24,087
Sankyo Co. Ltd.	18,055	222,463
Sankyo Co. Ltd. (Gunma)	2,400	78,446
Sanyo Electric Co. Ltd.	90,382	366,570
Sapporo Breweries Ltd.	13,578	32,298
Secom Co. Ltd.	11,367	389,048
SEGA Corp. (a)	6,500	65,907
Seiko Epson Corp.	1,600	43,125
Seino Transportation Co. Ltd.	6,000	33,678
Sekisui Chemical Co. Ltd.	25,293	104,747
Sekisui House Ltd.	29,467	258,438
Seven Eleven Japan Co. Ltd.	20,849	569,079
Sharp Corp.	46,675	698,907
Shimachu Co. Ltd.	3,100	55,438
Shimamura Co. Ltd.	1,100	74,074
SHIMANO, Inc.	4,000	72,559
SHIMIZU Corp.	27,416	87,500
Shin-Etsu Chemical Co. Ltd.	19,162	750,937
Shionogi & Co. Ltd.	18,091	265,630
Shiseido Co. Ltd.	16,950	177,085
Shizuoka Bank Ltd.	30,274	196,093
Showa Denko KK	45,336	86,118
Showa Shell Sekiyu KK	8,000	55,309
Skylark Co. Ltd.	3,851	45,802
SMC Corp.	2,571	285,544
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Snow Brand Milk Products Co. Ltd. (a)	6,000	$ 16,531
Softbank Corp. (a)	11,410	333,894
Sompo Japan Insurance, Inc.	37,712	232,009
Sony Corp.	45,885	1,511,911
Stanley Electric Co. Ltd.	7,025	123,826
Sumitomo Bakelite Co. Ltd.	7,000	37,794
Sumitomo Chemical Co. Ltd.	54,334	196,192
Sumitomo Corp.	34,842	215,545
Sumitomo Electric Industries Ltd.	28,206	245,689
Sumitomo Heavy Industries Ltd. (a)	45,822	99,980
Sumitomo Metal Industries Ltd.	209,966	186,844
Sumitomo Metal Mining Co. Ltd.	24,065	109,340
Sumitomo Mitsui Financial Group, Inc.	206	717,395
Sumitomo Osaka Cement Co. Ltd.	12,144	24,315
Sumitomo Realty & Development Co. Ltd.	19,000	122,906
Sumitomo Trust & Banking Ltd.	60,344	271,592
Suzuken Co. Ltd.	2,300	56,285
Taiheiyo Cement Corp. (a)	46,684	95,070
Taisei Corp.	40,594	98,993
Taisho Pharmaceutical Co. Ltd.	8,524	124,720
Taiyo Yuden Co. Ltd.	5,000	60,709
Takara Holdings, Inc.	10,551	62,744
Takashimaya Co. Ltd.	15,000	93,566
Takeda Chemical Industries Ltd.	46,042	1,662,507
Takefuji Corp.	3,271	184,723
Takuma Co. Ltd.	3,000	16,274
TDK Corp.	5,625	365,791
Teijin Ltd.	39,341	111,758
Teikoku Oil Co. Ltd.	12,000	45,692
Terumo Corp.	8,912	171,957
The Daimaru, Inc.	11,000	55,061
The Suruga Bank Ltd.	10,000	56,216
THK Co. Ltd.	4,700	85,458
TIS, Inc.	2,000	54,762
Tobu Railway Co. Ltd.	37,297	108,824
Toda Corp.	9,762	24,223
Toho Co. Ltd.	8,154	85,538
Tohoku Electric Power Co., Inc.	21,590	317,744
Tokyo Broadcasting System, Inc.	2,000	30,632
Tokyo Electric Power Co.	61,218	1,189,055
Tokyo Electron Ltd.	8,218	578,009
Tokyo Gas Co. Ltd.	128,395	390,008
Tokyo Style Co. Ltd.	5,000	39,873
Tokyu Corp.	47,954	167,000
TonenGeneral Sekiyu KK	14,856	100,930
Toppan Printing Co. Ltd.	28,013	226,271
Toray Industries, Inc.	59,883	210,080
Toshiba Corp.	142,880	583,159
Tosoh Corp.	21,816	60,667
Tostem Inax Holding Corp.	12,659	204,719
Toto Ltd.	14,185	113,363
Toyo Seikan Kaisha Ltd.	7,000	76,726

	Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	4,000	$ 42,783
Toyobo Co. Ltd.	29,000	52,357
Toyoda Gosei Co. Ltd.	2,000	44,579
Toyota Industries Corp.	7,086	120,717
Toyota Motor Corp.	143,751	3,981,184
Trend Micro, Inc. (a)	4,500	90,485
Ube Industries Ltd.	45,605	80,776
UFJ Holdings, Inc.	180	480,534
Uni-Charm Corp.	2,060	95,183
Uny Co. Ltd.	7,000	70,018
Ushio, Inc.	7,000	103,500
USS Co. Ltd.	900	51,904
Wacoal Corp.	4,000	31,728
West Japan Railway Co.	60	207,923
World Co. Ltd.	2,300	53,431
Yakult Honsha Co. Ltd.	5,066	69,789
Yamada Denki Co. Ltd.	3,525	95,311
Yamaha Corp.	7,743	127,338
Yamaha Motor Co. Ltd.	6,000	61,607
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	17,644	461,972
Yamato Transport Co. Ltd.	20,232	240,457
Yamazaki Baking Co. Ltd.	8,000	51,408
Yokogawa Electric Corp.	11,016	106,418
TOTAL JAPAN		73,087,393
Luxembourg - 0.1%
Arcelor SA	17,049	220,118
Netherlands - 5.4%
ABN-AMRO Holding NV	79,488	1,393,096
Aegon NV	71,214	882,659
Akzo Nobel NV	15,458	507,180
ASML Holding NV (a)	23,129	367,751
Corio NV	2,155	66,088
DSM NV	5,094	232,008
EADS NV	13,995	221,439
Euronext NV	4,785	119,982
Hagemeyer NV	5,819	21,164
Heineken NV (Bearer)	9,977	381,613
IHC Caland NV	1,684	85,117
ING Groep NV (Certificaten Van Aandelen)	89,946	1,774,635
James Hardie Industries NV	22,548	107,997
Koninklijke Ahold NV (a)	32,863	310,545
Koninklijke KPN NV (a)	93,187	646,105
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	7,354	142,784
Koninklijke Philips Electronics NV	72,036	1,757,678
Oce NV	4,337	55,947
QIAGEN NV (a)	6,736	87,042
Reed Elsevier NV	35,771	394,624
Rodamco Europe NV	2,209	110,610
Royal Dutch Petroleum Co. (Hague Registry)	111,257	4,992,102
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
STMicroelectronics NV	30,794	$ 766,396
TPG NV	19,545	365,093
Unilever NV (Certificaten Van Aandelen)	31,184	1,737,234
Vedior NV (Certificaten Van Aandelen)	5,678	70,376
Vendex KBB NV	4,996	56,598
VNU NV	11,421	355,148
Wereldhave NV	1,571	91,662
Wolters Kluwer NV (Certificaten Van Aandelen)	13,938	217,015
TOTAL NETHERLANDS		18,317,688
New Zealand - 0.2%
Auckland International Airport Ltd.	15,510	56,507
Carter Holt Harvey Ltd.	42,926	42,697
Contact Energy Ltd.	14,212	40,683
Fisher & Paykel Appliances Holdings Ltd.	2,884	24,350
Fisher & Paykel Healthcare Corp.	4,719	33,567
Fletcher Building Ltd.	21,510	52,245
Fletcher Challenge Forests (a)	5,936	3,810
Fletcher Challenge Forests (PN) (a)	14,662	9,412
Independent Newspapers Ltd.	7,287	18,373
NGC Holdings Ltd.	11,459	11,133
Sky City Entertainment Group Ltd.	10,429	54,099
Sky Network Television Ltd. (a)	4,797	13,177
Telecom Corp. of New Zealand Ltd.	94,090	274,782
The Warehouse Group Ltd.	10,165	30,098
Tower Ltd. (a)	18,181	12,827
TOTAL NEW ZEALAND		677,760
Norway - 0.5%
DnB Holding ASA	18,649	87,192
Frontline Ltd.	2,750	45,606
Gjensidige NOR ASA	2,763	92,747
Kvaerner ASA (a)	2,000	24,976
Norsk Hydro AS	7,297	382,963
Norske Skogindustrier AS (A Shares)	5,300	94,601
Orkla ASA (A Shares)	10,769	204,771
Schibsted AS (B Shares)	3,200	51,044
Smedvig ASA (A Shares)	1,800	12,348
Statoil ASA	22,028	198,059
Storebrand ASA (A Shares) (a)	8,850	44,679
Tandberg ASA	7,650	50,135
Telenor ASA	37,325	159,098
Tomra Systems AS	11,500	67,095
TOTAL NORWAY		1,515,314
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	96,335	171,482
Banco Espirito Santo SA (BES) (Reg.)	5,176	72,116
BPI-SGPS SA	21,657	56,874
Brisa Auto-Estradas de Portugal SA	13,309	71,657
Cimpor-Cimentos de Portugal SGPS SA	8,281	31,210
Electricidade de Portugal SA	89,402	194,505

	Shares	Value (Note 1)
Jeronimo Martins SGPS SA (a)	1,417	$ 10,868
Portugal Telecom SGPS SA (Reg.)	55,817	403,563
PT Multimedia SGPS SA (a)	2,393	39,231
Sonae SGPS SA (a)	50,200	26,477
TOTAL PORTUGAL		1,077,983
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	8,649
CapitaLand Ltd.	67,000	52,020
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	31,203
City Developments Ltd.	22,000	64,054
ComfortDelgro Corp. Ltd.	84,784	39,448
Creative Technology Ltd. (Singapore)	3,000	30,999
Cycle & Carriage Ltd.	3,954	10,564
Cycle & Carriage Ltd. rights 9/10/03 (a)	1,318	1,264
Datacraft Asia Ltd. (a)	11,000	11,660
DBS Group Holdings Ltd.	55,361	398,224
Fraser & Neave Ltd.	8,478	47,190
Haw Par Corp. Ltd.	6,000	14,112
Keppel Corp. Ltd.	27,000	80,924
Keppel Land Ltd.	26,000	22,710
Neptune Orient Lines Ltd. (a)	55,000	57,774
Oversea-Chinese Banking Corp. Ltd.	48,987	307,628
Overseas Union Enterprises Ltd.	6,000	22,779
Parkway Holdings Ltd.	22,000	10,990
Sembcorp Industries Ltd.	63,969	47,840
Sembcorp Logistics Ltd.	20,000	18,839
Sembcorp Marine Ltd.	24,000	13,153
Singapore Airlines Ltd.	27,170	173,724
Singapore Exchange Ltd.	54,000	50,866
Singapore Land Ltd.	6,000	13,290
Singapore Post Ltd.	71,000	31,211
Singapore Press Holdings Ltd.	22,652	241,825
Singapore Technologies Engineering Ltd.	62,161	68,845
Singapore Telecommunications Ltd.	377,893	366,750
SMRT Corp. Ltd.	30,000	9,848
ST Assembly Test Services Ltd. (a)	8,000	10,230
United Overseas Bank Ltd.	60,846	441,152
United Overseas Land Ltd.	15,000	16,270
Venture Corp. Ltd.	9,808	113,106
Wing Tai Holdings Ltd.	39,000	15,474
TOTAL SINGAPORE		2,844,615
Spain - 3.5%
Acerinox SA (Reg.)	3,705	157,143
Acesa Infraestructuras SA	10,923	143,426
Actividades de Construccion y Servicios SA (ACS)	1,895	79,479
Aguas de Barcelona SA	2,784	35,638
Altadis SA (Spain)	16,886	398,918
Amadeus Global Travel Distribution SA Series A	11,843	79,380
Banco Bilbao Vizcaya Argentaria SA	159,115	1,704,647
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Banco Popular Espanol SA (Reg.)	8,918	$ 401,763
Banco Santander Central Hispano SA	233,620	1,994,572
Corporacion Mapfre SA (Reg.)	4,222	46,391
Endesa SA	47,165	734,877
Fomento Construcciones y Contratas SA (FOCSA)	2,723	80,785
Gas Natural SDG SA Series E	10,113	187,462
Grupo Acciona SA	1,441	74,418
Grupo Dragados SA	5,567	112,859
Grupo Ferrovial SA	3,097	83,305
Iberdrola SA	42,062	715,450
Iberia Lineas Aereas de Espana SA	21,272	44,176
Inditex SA	11,001	273,791
Indra Sistemas SA	6,197	68,637
NH Hoteles SA (a)	8,457	93,390
Promotora de Informaciones SA (PRISA)	4,361	44,852
Repsol YPF SA	48,777	825,795
Telefonica Publicidad e Informacion SA	7,549	35,004
Telefonica SA	249,920	2,957,385
Union Fenosa SA	9,762	152,960
Vallehermoso SA	4,577	50,292
Zeltia SA	6,708	44,740
TOTAL SPAIN		11,621,535
Sweden - 2.1%
Alfa Laval AB	3,300	38,174
Assa Abloy AB (B Shares)	14,443	128,121
Atlas Copco AB:
(A Shares)	5,460	163,630
(B Shares)	3,885	107,115
Axfood AB	1,200	19,851
Billerud AB	2,900	36,502
Castellum AB	2,000	33,205
Drott AB (B Shares)	4,700	65,356
Electrolux AB (B Shares)	17,669	395,021
Eniro AB	9,215	75,669
Gambro AB:
(A Shares)	10,500	71,116
(B Shares)	5,800	38,936
Getinge AB (B Shares)	2,000	61,856
Hennes & Mauritz AB (H&M) (B Shares)	26,671	562,706
Hoganas AB (A Shares)	1,200	23,448
Holmen AB (B Shares)	2,400	73,508
Modern Times Group AB (MTG) (B Shares) (a)	2,950	47,033
Nordea AB	131,064	667,732
OM AB	2,500	22,177
Perbio Science AB	1,600	29,154
Sandvik AB	11,066	297,808
SAPA AB	500	9,410
SAS AB (a)	3,600	28,914
Securitas AB (B Shares)	14,508	178,263
Skandia Foersaekrings AB	42,648	136,502

	Shares	Value (Note 1)
Skandinaviska Enskilda Banken AB (A Shares)	23,375	$ 224,167
Skanska AB (B Shares)	18,469	120,662
SKF AB:
(A Shares)	1,400	43,467
(B Shares)	4,200	130,904
SSAB Swedish Steel AB:
(A Shares)	3,800	51,930
(B Shares)	1,200	15,608
Svenska Cellulosa AB (SCA) (B Shares)	9,404	326,356
Svenska Handelsbanken AB:
(A Shares)	31,664	502,935
(B Shares)	2,200	33,625
Swedish Match Co.	17,750	120,220
Tele2 AB (B Shares) (a)	5,003	188,617
Telefonaktiebolaget LM Ericsson (B Shares) (a)	806,673	1,248,730
TeliaSonera AB	97,135	381,926
Trelleborg AB (B Shares)	3,200	39,895
Volvo AB:
(A Shares)	4,740	108,812
(B Shares)	13,422	325,011
WM-Data AB (B Shares) (a)	13,000	22,129
TOTAL SWEDEN		7,196,201
Switzerland - 7.2%
ABB Ltd. (Switzerland) (Reg.) (a)	57,542	328,576
Adecco SA	6,492	328,486
Ciba Specialty Chemicals, Inc.	3,176	218,694
Clariant AG (Reg.) (a)	8,400	114,061
Compagnie Financiere Richemont unit	28,512	546,094
Credit Suisse Group (Reg.)	64,850	2,027,649
Geberit AG (Reg.)	174	59,689
Givaudan AG	447	185,285
Holcim Ltd. (Reg.)	8,770	347,854
Kudelski SA (Bearer) (a)	2,000	55,744
Kuoni Reisen Holding AG Class B (Reg.)	150	41,111
Logitech International SA (Reg.) (a)	2,145	68,983
Lonza Group AG	2,134	104,775
Nestle SA (Reg.)	22,241	4,847,958
Nobel Biocare Holding AG (Sweden)	990	78,445
Novartis AG (Reg.)	131,507	4,861,814
Roche Holding AG:
(Bearer)	1,577	185,115
(participation certificate)	38,784	2,972,724
Schindler Holding AG (a)	330	67,215
Serono SA Series B	351	222,503
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	234	111,042
Sulzer AG (Reg.)	200	41,308
Swiss Reinsurance Co. (Reg.)	16,879	1,037,409
Swisscom AG (Reg.)	1,320	361,308
Syngenta AG (Switzerland)	5,271	290,060
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
The Swatch Group AG:
(Bearer)	1,643	$ 159,691
(Reg.)	2,702	52,910
UBS AG (Reg.)	65,080	3,513,878
Unaxis Holding AG (Reg.)	547	56,293
Valora Holding AG	220	42,451
Zurich Financial Services AG	7,614	979,468
TOTAL SWITZERLAND		24,308,593
United Kingdom - 25.0%
3i Group PLC	31,119	308,503
Aegis Group PLC	44,904	69,004
Aggreko PLC	12,542	30,837
Alliance Unichem PLC	11,897	95,629
AMEC PLC	12,438	52,194
Amersham PLC	42,558	342,086
Amvescap PLC	39,788	311,198
ARM Holdings PLC (a)	51,647	91,983
Associated British Ports Holdings PLC	17,196	110,375
AstraZeneca PLC (United Kingdom)	91,372	3,622,670
Aviva PLC	118,632	937,684
BAA PLC	59,585	428,238
BAE Systems PLC	157,130	422,867
Balfour Beatty PLC	20,478	69,634
Barclays PLC	349,781	2,535,933
Barratt Developments PLC	11,718	95,853
BBA Group PLC	25,979	102,364
Berkeley Group PLC	6,609	92,654
BG Group PLC	194,037	834,129
BHP Billiton PLC	130,566	855,037
BOC Group PLC	23,887	325,093
Boots Group PLC	46,262	481,958
BP PLC	1,182,475	8,221,619
BPB PLC	25,135	127,066
Brambles Industries PLC	35,224	103,538
British Airways PLC (a)	32,619	96,138
British American Tobacco PLC	86,432	870,481
British Land Co. PLC	25,059	196,194
British Sky Broadcasting Group PLC (BSkyB) (a)	66,600	694,890
BT Group PLC	458,133	1,328,597
Bunzl PLC	23,122	167,636
Cable & Wireless PLC	117,466	220,314
Cadbury Schweppes PLC	112,586	677,847
Canary Wharf Group PLC	23,007	92,648
Capita Group PLC	32,800	124,717
Carlton Communications PLC	37,257	102,468
Carnival PLC	10,010	324,212
Cattles PLC	16,151	90,113
Celltech Group PLC (a)	13,418	70,582
Centrica PLC	235,136	658,738
Close Brothers Group PLC	7,185	85,215
Cobham PLC	8,249	148,864

	Shares	Value (Note 1)
Compass Group PLC	122,572	$ 676,633
Daily Mail & General Trust PLC Class A	16,236	142,726
Davis Service Group PLC	9,795	64,299
De La Rue PLC	12,253	51,949
Diageo PLC	165,700	1,811,814
Dixons Group PLC	97,724	212,166
Electrocomponents PLC	20,881	125,060
EMAP PLC	12,629	170,085
EMI Group PLC	41,137	100,334
Enterprise Inns PLC	8,370	112,330
Exel PLC	14,683	156,208
FirstGroup PLC	20,088	90,945
FKI PLC	31,384	56,389
Friends Provident PLC	80,632	173,788
George Wimpey PLC	19,553	120,188
GKN PLC	36,133	149,349
GlaxoSmithKline PLC	318,804	6,189,187
Granada PLC	137,849	222,695
Great Portland Estates PLC	9,651	35,518
GUS PLC	54,380	586,245
Hammerson PLC	13,602	117,588
Hanson PLC	37,151	241,534
Hays PLC	80,871	146,580
HBOS PLC	202,722	2,249,351
Hilton Group PLC	94,009	288,186
HSBC Holdings PLC (United Kingdom) (Reg.)	578,133	7,436,630
IMI PLC	16,916	88,782
Imperial Chemical Industries PLC	59,142	180,835
Imperial Tobacco Group PLC	39,537	615,665
Intercontinental Hotels Group PLC (a)	44,647	344,100
International Power PLC (a)	59,227	140,021
Invensys PLC	199,038	101,169
J. Sainsbury PLC	71,616	311,250
Johnson Matthey PLC	11,748	181,735
Kelda Group PLC	20,561	132,703
Kesa Electricals PLC (a)	26,755	94,247
Kidde PLC	64,562	98,703
Kingfisher PLC	126,962	544,285
Land Securities Group PLC	27,710	373,410
Legal & General Group PLC	362,666	568,740
Liberty International PLC	12,326	129,481
Lloyds TSB Group PLC	300,811	1,967,549
LogicaCMG PLC	35,824	113,066
Man Group PLC	16,363	316,698
Marks & Spencer Group PLC	124,894	599,394
MFI Furniture Group PLC	29,674	84,185
Misys PLC	27,949	124,002
Mitchells & Butlers PLC (a)	36,553	145,180
National Grid Transco PLC	167,779	1,024,030
Next PLC	14,557	246,870
Novar PLC	21,219	43,309
Pearson PLC	46,159	449,602
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Peninsular & Oriental Steam Navigation Co.	47,530	$ 192,711
Persimmon PLC	13,112	118,209
Pilkington PLC	53,424	74,518
Provident Financial PLC	12,531	126,203
Prudential PLC	106,636	733,621
Rank Group PLC	31,530	141,008
Reckitt Benckiser PLC	33,084	620,510
Reed Elsevier PLC	69,930	534,551
Rentokil Initial PLC	95,265	315,309
Reuters Group PLC	71,287	278,080
Rexam PLC	23,288	150,396
Rio Tinto PLC (Reg.)	56,096	1,241,606
RMC Group PLC	13,133	114,931
Rolls-Royce Group PLC	71,733	191,917
Royal & Sun Alliance Insurance Group PLC	70,977	154,936
Royal Bank of Scotland Group PLC	148,769	3,690,634
SABMiller PLC	48,218	359,273
Safeway PLC	52,075	232,684
Sage Group PLC	59,188	157,654
Schroders PLC	6,121	68,375
Scottish & Newcastle PLC	48,625	288,158
Scottish & Southern Energy PLC	48,700	483,563
Scottish Power PLC	102,227	583,657
Securicor PLC	26,580	35,818
Serco Group PLC	26,435	72,496
Severn Trent PLC	16,953	171,006
Shell Transport & Trading Co. PLC (Reg.)	516,777	3,310,610
Signet Group PLC	90,486	155,807
Slough Estates PLC	21,384	126,050
Smith & Nephew PLC	47,427	303,484
Smiths Group PLC	28,568	316,983
SSL International PLC	16,114	80,001
Stagecoach Group PLC	63,473	77,031
Tate & Lyle PLC	21,161	117,899
Taylor Woodrow PLC	26,140	93,934
Tesco PLC	390,456	1,329,259
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	38,095	157,759
Unilever PLC	147,023	1,198,897
United Business Media PLC	16,612	115,202
United Utilities PLC	28,366	208,561
United Utilities PLC rights 9/17/03 (a)	15,758	26,699
Vodafone Group PLC	3,612,808	6,611,018
Whitbread PLC	15,426	181,496
William Hill PLC	16,633	81,398
Wolseley PLC	33,664	384,669

	Shares	Value (Note 1)
WPP Group PLC	62,573	$ 568,552
Yell Group PLC (a)	24,140	121,751
TOTAL UNITED KINGDOM		84,063,472
United States of America - 0.1%
Synthes-Stratec, Inc.	218	177,454
TOTAL COMMON STOCKS (Cost $396,116,347)		324,025,332
Nonconvertible Preferred Stocks - 0.6%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	112,236	802,725
Germany - 0.2%
Fresenius Medical Care AG	1,350	50,316
Henkel KGaA	3,056	194,559
Porsche AG (non-vtg.)	397	169,255
ProSiebenSat.1 Media AG	3,728	40,349
RWE AG (non-vtg.)	2,000	47,512
Volkswagen AG	5,237	174,359
Wella AG	1,037	77,130
TOTAL GERMANY		753,480
Italy - 0.2%
Banca Intesa Spa (Risp)	48,189	107,700
Telecom Italia Spa (Risp) (a)	301,750	476,787
TOTAL ITALY		584,487
Sweden - 0.0%
Eniro AB (redemption shares) (a)	485	4,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,374,859)		2,145,285
Government Obligations - 0.9%
Principal Amount
United States of America - 0.9%
U.S. Treasury Bills, yield at date of purchase 0.86% to 0.89% 10/2/03 (c) (Cost $3,097,564)	$ 3,100,000	3,097,526
Money Market Funds - 6.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	16,080,058	$ 16,080,058
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	4,275,007	4,275,007
TOTAL MONEY MARKET FUNDS (Cost $20,355,065)		20,355,065
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $421,943,835)		349,623,208
NET OTHER ASSETS - (3.9)%		(13,209,866)
NET ASSETS - 100%		$ 336,413,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
107 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2003	$ 2,959,316	$ 55,220
45 FTSE 100 Index Contracts (United Kingdom)	Sept. 2003	2,978,650	(19,325)
2 Hang Seng Index Contracts (Hong Kong)	Sept. 2003	137,149	2,608
4 MSCI Index Contracts (Singapore)	Sept. 2003	91,690	(2,037)
17 Nikkei 225 Index Contracts	Sept. 2003	854,860	28,715
35 OMX Index Contracts	Sept. 2003	247,533	(1,249)
11 S&P/ASX 200 Index Contracts (Australia)	Sept. 2003	557,520	11,526
19 Topix 150 Index Contracts (Japan)	Sept. 2003	1,572,851	56,951
		$ 9,399,569	$ 132,409
The face value of futures purchased as a percentage of net assets - 2.8%
Forward Foreign Currency Contracts
Contracts to Buy	Settlement Date	Value (Note 1)
958,000 AUD	Oct. 2003	617,382	(2,540)
2,762,000 EUR	Oct. 2003	3,031,174	(107,840)
1,896,000 GBP	Oct. 2003	2,979,583	(70,133)
292,624,000 JPY	Oct. 2003	2,507,317	39,998
2,094,000 SEK	Oct. 2003	250,489	(7,551)
		$ 9,385,945	$ (148,066)
(Payable Amount $9,534,011)
The value of contracts to buy as a percentage of net assets - 2.8%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,498,005.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $55,151,782 and $92,789,331, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $9,465,000. The weighted average interest rate was 1.38%. Interest expense includes $362 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,539,000. The weighted average interest rate was 1.81%. Interest expense includes $380 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $48,835,000 of which $517,000, $10,604,000 and $37,714,000 will expire on February 28, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer its fiscal year ending February 29, 2004 approximately $5,198,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,104,585) (cost $421,943,835) - See accompanying schedule		$ 349,623,208
Receivable for investments sold		245,169
Unrealized appreciation on foreign currency contracts		39,998
Receivable for fund shares sold		713,143
Dividends receivable		1,087,189
Interest receivable		11,014
Redemption fees receivable		24
Receivable from investment adviser for expense reductions		31,235
Other receivables		5,037
Total assets		351,756,017

Liabilities
Payable to custodian bank	$ 83,559
Payable for investments purchased	10,391,602
Unrealized depreciation on foreign currency contracts	188,064
Payable for closed foreign currency contracts	30,294
Payable for fund shares redeemed	168,686
Accrued management fee	92,779
Payable for daily variation on futures contracts	13,399
Other payables and accrued expenses	99,285
Collateral on securities loaned, at value	4,275,007
Total liabilities		15,342,675

Net Assets		$ 336,413,342
Net Assets consist of:
Paid in capital		$ 471,449,564
Undistributed net investment income		5,631,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,287,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(72,380,628)
Net Assets, for 14,573,987 shares outstanding		$ 336,413,342
Net Asset Value, offering price and redemption price per share ($336,413,342 ÷ 14,573,987 shares)		$ 23.08

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 6,735,147
Interest		97,255
Security lending		182,216
		7,014,618
Less foreign taxes withheld		(688,108)
Total income		6,326,510

Expenses
Management fee	$ 532,797
Transfer agent fees	204,330
Accounting and security lending fees	96,245
Non-interested trustees' compensation	639
Custodian fees and expenses	111,911
Registration fees	19,011
Audit	22,350
Legal	1,211
Interest	742
Miscellaneous	547
Total expenses before reductions	989,783
Expense reductions	(254,170)	735,613
Net investment income (loss)		5,590,897
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,385,790
Foreign currency transactions	(381,811)
Futures contracts	304,450
Total net realized gain (loss)		4,308,429
Change in net unrealized appreciation (depreciation) on: Investment securities	50,243,000
Assets and liabilities in foreign currencies	134,215
Futures contracts	1,205,116
Total change in net unrealized appreciation (depreciation)		51,582,331
Net gain (loss)		55,890,760
Net increase (decrease) in net assets resulting from operations		$ 61,481,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,590,897	$ 5,901,501
Net realized gain (loss)	4,308,429	(34,743,860)
Change in net unrealized appreciation (depreciation)	51,582,331	(29,825,490)
Net increase (decrease) in net assets resulting from operations	61,481,657	(58,667,849)
Distributions to shareholders from net investment income	(1,422,794)	(6,447,504)
Share transactions Net proceeds from sales of shares	72,479,576	179,242,505
Reinvestment of distributions	1,337,071	5,902,392
Cost of shares redeemed	(124,883,653)	(98,088,593)
Net increase (decrease) in net assets resulting from share transactions	(51,067,006)	87,056,304
Redemption fees	176,572	69,149
Total increase (decrease) in net assets	9,168,429	22,010,100
Net Assets
Beginning of period	327,244,913	305,234,813
End of period (including undistributed net investment income of $5,631,999 and undistributed net investment income of $1,463,896, respectively)	$ 336,413,342	$ 327,244,913
Other Information Shares
Sold	3,501,141	8,485,440
Issued in reinvestment of distributions	69,785	295,174
Redeemed	(6,302,492)	(4,512,357)
Net increase (decrease)	(2,731,566)	4,268,257

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 23.41	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Income from Investment Operations
Net investment income (loss) D	.38	.41	.41	.51	.49	.46
Net realized and unrealized gain (loss)	3.86	(4.52)	(6.07)	(7.03)	7.25	1.08
Total from investment operations	4.24	(4.11)	(5.66)	(6.52)	7.74	1.54
Distributions from net investment income	(.08)	(.39)	(.32)	(.29)	(.12)	(.48)
Distributions from net realized gain	-	-	-	(.06)	(.26)	(.09)
Distributions in excess of net realized gain	-	-	-	(.02)	-	(.04)
Total distributions	(.08)	(.39)	(.32)	(.37)	(.38)	(.61)
Redemption fees added to paid in capital D	.01	- G	.01	.01	.06	.27
Net asset value, end of period	$ 23.08	$ 18.91	$ 23.41	$ 29.38	$ 36.26	$ 28.84
Total Return B, C	22.56%	(17.65)%	(19.26)%	(18.04)%	27.08%	6.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.58%	.56%	.56%	.68%	.98%
Expenses net of voluntary waivers, if any	.47% A	.40%	.35%	.35%	.35%	.36%
Expenses net of all reductions	.47% A	.39%	.35%	.35%	.35%	.36%
Net investment income (loss)	3.57% A	1.87%	1.60%	1.53%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,413	$ 327,245	$ 305,235	$ 345,448	$ 254,967	$ 43,176
Portfolio turnover rate	37% A	19%	12%	4%	3%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 1,861,245,031	$ 212,736,515	$ (372,021,304)	$ (159,284,789)
Spartan Extended Market Index	841,098,177	140,313,703	(204,181,070)	(63,867,367)
Spartan International Index	440,485,613	19,278,792	(110,141,197)	(90,862,405)

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $ 2,987 and $ 3,983, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and received by each applicable fund are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annualized rate of average net assets:

Spartan Total Market Index	.24%	|
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser . Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Total Market Index	.13%	|
Spartan Extended Market Index	.14%
Spartan International Index	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Total Market Index	$ 349,240
Spartan Extended Market Index	$ 158,685
Spartan International Index	$ 65,162

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's statement of assets and liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan Total Market Index	.25%	$ 1,065,315
Spartan Extended Market Index	.40%	$ 138,249
Spartan International Index	.47%	$ 252,577

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Total Market Index	$ 915	$ 302
Spartan Extended Market Index	876	-
Spartan International Index	1,593	-

9. Other Information.

At the end of the period, Fidelity Four-in-One Index was the owner of record of approximately 16% of the total operating shares of Spartan International Index Fund.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburg, PA

Fidelity's Index Funds

Fidelity® Nasdaq Composite Index® Fund

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
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Corporate Headquarters
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www.fidelity.com

Spartan®

U.S. Equity Index

Fund

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.1	3.0
Microsoft Corp.	3.0	3.2
Wal-Mart Stores, Inc.	2.7	2.7
Exxon Mobil Corp.	2.7	2.9
Pfizer, Inc.	2.5	2.3
Citigroup, Inc.	2.4	2.2
Intel Corp.	2.0	1.5
American International Group, Inc.	1.6	1.6
Johnson & Johnson	1.6	2.0
International Business Machines Corp.	1.5	1.7
	23.1
Market Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	19.9
Information Technology	17.2	14.7
Health Care	13.3	15.0
Consumer Discretionary	11.2	13.3
Consumer Staples	11.2	9.1
Industrials	10.6	11.1
Energy	5.7	6.0
Telecommunication Services	3.5	3.7
Materials	2.8	2.7
Utilities	2.7	2.7

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	122,186	$ 2,199
Dana Corp.	246,854	3,806
Delphi Corp.	930,616	8,431
Goodyear Tire & Rubber Co.	291,184	2,073
Johnson Controls, Inc.	148,098	14,662
Visteon Corp.	217,105	1,465
		32,636
Automobiles - 0.6%
Ford Motor Co.	3,040,149	35,144
General Motors Corp.	931,196	38,272
Harley-Davidson, Inc.	502,184	25,019
		98,435
Distributors - 0.1%
Genuine Parts Co.	288,759	9,246
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	1,044,077	36,115
Darden Restaurants, Inc.	279,570	6,095
Harrah's Entertainment, Inc.	182,181	7,546
Hilton Hotels Corp.	625,847	9,563
International Game Technology	567,451	14,663
Marriott International, Inc. Class A	385,133	15,725
McDonald's Corp.	2,113,286	47,380
Starbucks Corp. (a)	648,668	18,448
Starwood Hotels & Resorts Worldwide, Inc. unit	333,244	11,274
Wendy's International, Inc.	188,456	5,946
Yum! Brands, Inc. (a)	485,804	14,404
		187,159
Household Durables - 0.5%
American Greetings Corp. Class A (a)	109,476	2,025
Black & Decker Corp.	128,884	5,514
Centex Corp.	103,399	7,798
Fortune Brands, Inc.	241,372	13,613
KB Home	78,995	4,520
Leggett & Platt, Inc.	320,375	7,420
Maytag Corp.	130,111	3,526
Newell Rubbermaid, Inc.	455,441	10,817
Pulte Homes, Inc.	101,459	6,753
Snap-On, Inc.	96,652	2,851
The Stanley Works	141,844	4,294
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	96,945	$ 1,583
Whirlpool Corp.	113,943	7,928
		78,642
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	1,054,716	58,410
Leisure Equipment & Products - 0.2%
Brunswick Corp.	149,950	4,046
Eastman Kodak Co.	475,848	13,271
Hasbro, Inc.	287,703	5,323
Mattel, Inc.	730,330	14,110
		36,750
Media - 4.0%
AOL Time Warner, Inc. (a)	7,469,623	122,203
Clear Channel Communications, Inc.	1,020,066	46,025
Comcast Corp. Class A (a)	3,735,347	111,127
Dow Jones & Co., Inc.	135,161	5,740
Gannett Co., Inc.	446,148	34,987
Interpublic Group of Companies, Inc.	647,184	9,805
Knight-Ridder, Inc.	135,703	9,209
McGraw-Hill Companies, Inc.	316,749	19,322
Meredith Corp.	82,610	3,917
Omnicom Group, Inc.	313,129	24,455
The New York Times Co. Class A	250,430	11,117
Tribune Co.	513,226	23,737
Univision Communications, Inc. Class A (a)	380,732	14,274
Viacom, Inc. Class B (non-vtg.)	2,916,585	131,246
Walt Disney Co.	3,393,730	69,571
		636,735
Multiline Retail - 1.2%
Big Lots, Inc. (a)	193,895	3,548
Dillard's, Inc. Class A	140,780	2,130
Dollar General Corp.	554,047	12,704
Family Dollar Stores, Inc.	285,732	11,464
Federated Department Stores, Inc.	311,146	13,597
JCPenney Co., Inc.	446,804	9,481
Kohl's Corp. (a)	562,788	35,596
Nordstrom, Inc.	225,614	5,882
Sears, Roebuck & Co.	470,000	20,689
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,512,746	$ 61,417
The May Department Stores Co.	479,134	13,215
		189,723
Specialty Retail - 2.5%
AutoNation, Inc. (a)	467,299	8,781
AutoZone, Inc. (a)	148,629	13,644
Bed Bath & Beyond, Inc. (a)	490,450	21,104
Best Buy Co., Inc. (a)	535,239	27,838
Circuit City Stores, Inc.	344,149	3,589
Gap, Inc.	1,479,269	30,902
Home Depot, Inc.	3,816,285	122,732
Limited Brands, Inc.	867,065	14,705
Lowe's Companies, Inc.	1,295,229	71,056
Office Depot, Inc. (a)	512,891	9,355
RadioShack Corp.	279,726	8,504
Sherwin-Williams Co.	243,872	7,336
Staples, Inc. (a)	808,776	19,920
Tiffany & Co., Inc.	241,146	9,385
TJX Companies, Inc.	847,938	18,366
Toys 'R' Us, Inc. (a)	353,881	4,820
		392,037
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	212,468	6,563
Liz Claiborne, Inc.	178,317	6,147
NIKE, Inc. Class B	438,473	24,984
Reebok International Ltd.	98,421	3,292
VF Corp.	179,411	7,194
		48,180
TOTAL CONSUMER DISCRETIONARY		1,767,953
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Adolph Coors Co. Class B	60,363	3,329
Anheuser-Busch Companies, Inc.	1,385,839	71,426
Brown-Forman Corp. Class B (non-vtg.)	100,090	7,911
Coca-Cola Enterprises, Inc.	750,962	13,885
Pepsi Bottling Group, Inc.	455,406	10,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,853,741	$ 127,106
The Coca-Cola Co.	4,091,429	178,059
		412,700
Food & Staples Retailing - 4.0%
Albertson's, Inc.	609,247	12,806
Costco Wholesale Corp. (a)	757,642	24,313
CVS Corp.	654,432	21,334
Kroger Co. (a)	1,253,213	24,074
Safeway, Inc. (a)	733,155	17,896
SUPERVALU, Inc.	222,211	5,355
Sysco Corp.	1,079,023	33,946
Wal-Mart Stores, Inc.	7,273,291	430,361
Walgreen Co.	1,702,351	55,446
Winn-Dixie Stores, Inc.	233,902	2,351
		627,882
Food Products - 1.2%
Archer-Daniels-Midland Co.	1,070,389	14,846
Campbell Soup Co.	681,869	16,501
ConAgra Foods, Inc.	891,986	19,624
General Mills, Inc.	613,837	28,457
H.J. Heinz Co.	583,676	18,888
Hershey Foods Corp.	217,875	15,229
Kellogg Co.	675,249	22,641
McCormick & Co., Inc. (non-vtg.)	231,178	6,172
Sara Lee Corp.	1,290,820	24,500
Wm. Wrigley Jr. Co.	373,819	19,831
		186,689
Household Products - 1.9%
Clorox Co.	359,991	15,426
Colgate-Palmolive Co.	893,667	49,402
Kimberly-Clark Corp.	844,981	43,187
Procter & Gamble Co.	2,150,478	187,715
		295,730
Personal Products - 0.5%
Alberto-Culver Co. Class B	97,434	5,562
Avon Products, Inc.	390,037	25,001
Gillette Co.	1,696,138	55,057
		85,620
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	3,363,221	$ 138,632
RJ Reynolds Tobacco Holdings, Inc.	140,047	4,783
UST, Inc.	277,747	9,277
		152,692
TOTAL CONSUMER STAPLES		1,761,313
ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	559,162	18,710
BJ Services Co. (a)	262,533	9,811
Halliburton Co.	726,103	17,557
Nabors Industries Ltd. (a)	241,912	9,713
Noble Corp. (a)	221,926	8,029
Rowan Companies, Inc. (a)	154,521	3,869
Schlumberger Ltd. (NY Shares)	967,148	47,883
Transocean, Inc. (a)	531,136	11,218
		126,790
Oil & Gas - 4.9%
Amerada Hess Corp.	149,368	7,043
Anadarko Petroleum Corp.	414,358	18,025
Apache Corp.	268,418	18,515
Ashland, Inc.	113,350	3,747
Burlington Resources, Inc.	333,495	16,148
ChevronTexaco Corp.	1,774,482	129,307
ConocoPhillips	1,127,373	62,953
Devon Energy Corp.	383,329	19,837
EOG Resources, Inc.	190,315	8,069
Exxon Mobil Corp.	11,094,321	418,256
Kerr-McGee Corp.	167,512	7,362
Marathon Oil Corp.	514,687	14,355
Occidental Petroleum Corp.	629,944	21,626
Sunoco, Inc.	127,316	5,173
Unocal Corp.	428,573	13,123
		763,539
TOTAL ENERGY		890,329
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 20.1%
Capital Markets - 3.5%
Bank of New York Co., Inc.	1,280,692	$ 37,678
Bear Stearns Companies, Inc.	164,543	11,515
Charles Schwab Corp.	2,242,859	24,357
Federated Investors, Inc. Class B (non-vtg.)	181,106	5,317
Franklin Resources, Inc.	421,007	18,183
Goldman Sachs Group, Inc.	779,972	69,020
J.P. Morgan Chase & Co.	3,373,846	115,453
Janus Capital Group, Inc.	397,454	6,864
Lehman Brothers Holdings, Inc.	402,888	26,482
Mellon Financial Corp.	716,671	22,468
Merrill Lynch & Co., Inc.	1,545,246	83,103
Morgan Stanley	1,805,968	88,113
Northern Trust Corp.	366,107	15,464
State Street Corp.	552,102	24,265
T. Rowe Price Group, Inc.	202,794	8,619
		556,901
Commercial Banks - 6.1%
AmSouth Bancorp.	583,167	12,561
Bank of America Corp.	2,488,211	197,191
Bank One Corp.	1,897,434	74,892
BB&T Corp.	926,288	33,828
Charter One Financial, Inc.	373,729	11,586
Comerica, Inc.	290,945	14,355
Fifth Third Bancorp	953,817	55,894
First Tennessee National Corp.	209,780	8,674
FleetBoston Financial Corp.	1,746,563	51,681
Huntington Bancshares, Inc.	379,749	7,595
KeyCorp	702,262	19,123
Marshall & Ilsley Corp.	376,506	11,672
National City Corp.	1,015,987	32,186
North Fork Bancorp, Inc., New York	260,206	8,787
PNC Financial Services Group, Inc.	469,766	22,361
Regions Financial Corp.	368,914	13,008
SouthTrust Corp.	565,103	16,382
SunTrust Banks, Inc.	465,231	28,440
Synovus Financial Corp.	504,290	12,330
U.S. Bancorp, Delaware	3,188,632	76,208
Union Planters Corp.	329,747	10,519
Wachovia Corp.	2,234,311	94,176
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	2,782,323	$ 139,506
Zions Bancorp	149,722	8,340
		961,295
Consumer Finance - 1.3%
American Express Co.	2,154,222	97,048
Capital One Financial Corp.	376,117	20,085
MBNA Corp.	2,122,186	49,532
Providian Financial Corp. (a)	481,424	4,935
SLM Corp.	751,123	30,180
		201,780
Diversified Financial Services - 2.6%
Citigroup, Inc.	8,550,789	370,677
Moody's Corp.	246,322	12,774
Principal Financial Group, Inc.	543,643	17,103
		400,554
Insurance - 4.5%
ACE Ltd.	439,663	14,157
AFLAC, Inc.	852,698	27,295
Allstate Corp.	1,169,223	41,800
AMBAC Financial Group, Inc.	176,504	11,459
American International Group, Inc.	4,332,494	258,087
Aon Corp.	518,519	11,511
Cincinnati Financial Corp.	266,968	10,772
Hartford Financial Services Group, Inc.	464,787	24,736
Jefferson-Pilot Corp.	236,033	10,449
John Hancock Financial Services, Inc.	479,998	14,654
Lincoln National Corp.	294,813	10,442
Loews Corp.	308,024	12,678
Marsh & McLennan Companies, Inc.	889,308	44,465
MBIA, Inc.	238,962	13,492
MetLife, Inc.	1,262,629	35,884
Progressive Corp.	361,532	25,575
Prudential Financial, Inc.	913,032	33,243
SAFECO Corp.	229,853	8,288
St. Paul Companies, Inc.	378,009	13,140
The Chubb Corp.	307,471	20,890
Torchmark Corp.	192,814	7,782
Travelers Property Casualty Corp. Class B	1,671,674	25,894
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	477,895	$ 6,738
XL Capital Ltd. Class A	226,884	17,186
		700,617
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	154,433	5,953
Equity Office Properties Trust	668,872	18,608
Equity Residential (SBI)	452,683	13,164
Plum Creek Timber Co., Inc.	303,888	7,947
ProLogis	297,253	8,380
Simon Property Group, Inc.	313,922	13,408
		67,460
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	216,951	14,720
Fannie Mae	1,627,465	105,443
Freddie Mac	1,141,716	60,682
Golden West Financial Corp., Delaware	253,528	21,872
MGIC Investment Corp.	163,936	9,241
Washington Mutual, Inc.	1,545,519	60,244
		272,202
TOTAL FINANCIALS		3,160,809
HEALTH CARE - 13.3%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,092,031	137,865
Biogen, Inc. (a)	246,585	9,730
Chiron Corp. (a)	309,646	15,736
Genzyme Corp. - General Division (a)	358,420	16,900
MedImmune, Inc. (a)	418,695	14,600
		194,831
Health Care Equipment & Supplies - 1.9%
Applera Corp. - Applied Biosystems Group	347,087	7,553
Bausch & Lomb, Inc.	88,393	3,727
Baxter International, Inc.	992,446	27,888
Becton, Dickinson & Co.	423,073	15,459
Biomet, Inc.	428,534	12,740
Boston Scientific Corp. (a)	681,279	40,945
C.R. Bard, Inc.	86,447	5,792
Guidant Corp.	513,745	25,790
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	2,025,605	$ 100,429
Millipore Corp. (a)	80,524	3,656
St. Jude Medical, Inc. (a)	283,492	14,761
Stryker Corp.	329,757	24,996
Zimmer Holdings, Inc. (a)	326,310	16,883
		300,619
Health Care Providers & Services - 1.8%
Aetna, Inc.	252,240	14,378
AmerisourceBergen Corp.	183,350	10,673
Anthem, Inc. (a)	229,652	16,811
Cardinal Health, Inc.	741,540	42,216
CIGNA Corp.	232,867	11,103
HCA, Inc.	849,752	32,282
Health Management Associates, Inc. Class A	396,444	8,833
Humana, Inc. (a)	268,309	4,720
IMS Health, Inc.	403,707	7,860
Manor Care, Inc.	149,503	4,126
McKesson Corp.	480,898	15,745
Medco Health Solutions, Inc. (a)	449,169	11,993
Quest Diagnostics, Inc. (a)	174,957	10,497
Quintiles Transnational Corp. (a)	196,467	2,798
Tenet Healthcare Corp. (a)	775,054	12,440
UnitedHealth Group, Inc.	984,289	48,653
WellPoint Health Networks, Inc. (a)	241,656	18,849
		273,977
Pharmaceuticals - 8.4%
Abbott Laboratories	2,592,733	104,487
Allergan, Inc.	216,314	17,188
Bristol-Myers Squibb Co.	3,219,522	81,679
Eli Lilly & Co.	1,866,143	124,154
Forest Laboratories, Inc. (a)	602,940	28,338
Johnson & Johnson	4,931,145	244,486
King Pharmaceuticals, Inc. (a)	399,882	5,618
Merck & Co., Inc.	3,724,459	187,415
Pfizer, Inc.	13,113,374	392,352
Schering-Plough Corp.	2,439,805	37,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	177,819	$ 7,308
Wyeth	2,205,725	94,515
		1,324,601
TOTAL HEALTH CARE		2,094,028
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
Boeing Co.	1,396,515	52,216
General Dynamics Corp.	327,823	28,229
Goodrich Corp.	195,236	5,082
Honeywell International, Inc.	1,424,958	41,310
Lockheed Martin Corp.	747,602	38,300
Northrop Grumman Corp.	303,808	29,008
Raytheon Co.	681,932	21,863
Rockwell Collins, Inc.	295,728	7,999
United Technologies Corp.	777,162	62,367
		286,374
Air Freight & Logistics - 1.0%
FedEx Corp.	495,537	33,251
Ryder System, Inc.	104,227	3,130
United Parcel Service, Inc. Class B	1,869,073	117,303
		153,684
Airlines - 0.2%
Delta Air Lines, Inc.	204,903	2,637
Southwest Airlines Co.	1,293,731	22,110
		24,747
Building Products - 0.2%
American Standard Companies, Inc. (a)	119,290	9,566
Masco Corp.	791,612	19,624
		29,190
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	347,232	3,840
Apollo Group, Inc. Class A (a)	291,034	18,647
Avery Dennison Corp.	183,488	10,046
Cendant Corp. (a)	1,691,740	30,417
Cintas Corp.	283,136	11,306
Deluxe Corp.	91,821	3,921
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	234,192	$ 5,372
H&R Block, Inc.	297,502	13,120
Monster Worldwide, Inc. (a)	185,711	5,074
Pitney Bowes, Inc.	389,039	15,173
R.R. Donnelley & Sons Co.	188,190	4,731
Robert Half International, Inc. (a)	282,601	6,285
Waste Management, Inc.	982,259	26,138
		154,070
Construction & Engineering - 0.0%
Fluor Corp.	135,402	4,988
Electrical Equipment - 0.4%
American Power Conversion Corp.	326,536	5,852
Cooper Industries Ltd. Class A	154,901	7,883
Emerson Electric Co.	699,193	38,987
Power-One, Inc. (a)	137,471	1,624
Rockwell Automation, Inc.	307,825	8,379
Thomas & Betts Corp. (a)	97,111	1,659
		64,384
Industrial Conglomerates - 4.2%
3M Co.	649,167	92,487
General Electric Co.	16,600,412	490,873
Textron, Inc.	224,390	10,098
Tyco International Ltd.	3,316,786	68,259
		661,717
Machinery - 1.4%
Caterpillar, Inc.	572,129	41,096
Crane Co.	98,459	2,520
Cummins, Inc.	68,931	3,436
Danaher Corp.	253,840	19,609
Deere & Co.	397,607	22,469
Dover Corp.	336,389	12,790
Eaton Corp.	123,909	11,603
Illinois Tool Works, Inc.	510,853	36,930
Ingersoll-Rand Co. Ltd. Class A	281,344	16,746
ITT Industries, Inc.	152,605	9,932
Navistar International Corp. (a)	113,341	5,070
PACCAR, Inc.	193,083	16,451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	204,314	$ 5,108
Parker Hannifin Corp.	196,208	9,716
		213,476
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	618,964	17,548
CSX Corp.	354,982	11,459
Norfolk Southern Corp.	647,447	12,327
Union Pacific Corp.	422,012	25,717
		67,051
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	152,200	7,584
TOTAL INDUSTRIALS		1,667,265
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	1,331,987	3,383
Andrew Corp. (a)	253,869	3,143
Avaya, Inc. (a)	633,372	6,619
CIENA Corp. (a)	782,468	5,086
Cisco Systems, Inc. (a)	11,657,984	223,250
Comverse Technology, Inc. (a)	312,581	5,154
Corning, Inc. (a)	2,102,542	17,346
JDS Uniphase Corp. (a)	2,375,498	8,172
Lucent Technologies, Inc. (a)	6,871,539	13,125
Motorola, Inc.	3,845,954	41,267
QLogic Corp. (a)	155,849	7,640
QUALCOMM, Inc.	1,311,189	54,126
Scientific-Atlanta, Inc.	247,471	8,414
Tellabs, Inc. (a)	684,773	4,472
		401,197
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	607,272	13,743
Dell, Inc. (a)	4,265,869	139,195
EMC Corp. (a)	3,632,556	46,315
Gateway, Inc. (a)	538,276	3,106
Hewlett-Packard Co.	5,070,088	100,996
International Business Machines Corp.	2,870,173	235,383
Lexmark International, Inc. Class A (a)	211,767	14,197
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	158,457	$ 4,597
Network Appliance, Inc. (a)	563,626	12,631
Silicon Graphics, Inc. (a)	3,700	4
Sun Microsystems, Inc. (a)	5,364,373	20,706
		590,873
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	782,826	19,038
Jabil Circuit, Inc. (a)	329,923	9,287
Molex, Inc.	317,446	9,339
PerkinElmer, Inc.	209,470	3,465
Sanmina-SCI Corp. (a)	847,150	7,607
Solectron Corp. (a)	1,378,273	8,173
Symbol Technologies, Inc.	382,963	5,185
Tektronix, Inc. (a)	140,897	3,331
Thermo Electron Corp. (a)	268,663	6,123
Waters Corp. (a)	206,381	6,295
		77,843
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	1,001,940	33,465
IT Services - 1.2%
Automatic Data Processing, Inc.	993,314	39,643
Computer Sciences Corp. (a)	310,973	13,238
Concord EFS, Inc. (a)	808,226	11,194
Convergys Corp. (a)	245,752	4,424
Electronic Data Systems Corp.	794,580	17,346
First Data Corp.	1,242,341	47,706
Fiserv, Inc. (a)	320,893	12,467
Paychex, Inc.	625,239	22,509
Sabre Holdings Corp. Class A	237,981	5,383
SunGard Data Systems, Inc. (a)	472,376	13,321
Unisys Corp. (a)	544,429	7,067
		194,298
Office Electronics - 0.1%
Xerox Corp. (a)	1,298,179	13,994
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	574,380	6,485
Altera Corp. (a)	635,981	14,271
Analog Devices, Inc. (a)	606,783	24,878
Applied Materials, Inc. (a)	2,752,892	59,462
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	505,075	$ 2,934
Broadcom Corp. Class A (a)	465,231	12,710
Intel Corp.	10,852,831	310,608
KLA-Tencor Corp. (a)	316,104	18,764
Linear Technology Corp.	519,868	21,429
LSI Logic Corp. (a)	623,258	7,192
Maxim Integrated Products, Inc.	539,271	24,219
Micron Technology, Inc. (a)	1,010,942	14,517
National Semiconductor Corp. (a)	303,057	8,831
Novellus Systems, Inc. (a)	248,999	9,950
NVIDIA Corp. (a)	264,207	4,798
PMC-Sierra, Inc. (a)	280,638	4,002
Teradyne, Inc. (a)	307,180	5,477
Texas Instruments, Inc.	2,872,303	68,504
Xilinx, Inc. (a)	560,429	17,284
		636,315
Software - 4.8%
Adobe Systems, Inc.	385,102	14,954
Autodesk, Inc.	185,697	3,324
BMC Software, Inc. (a)	387,497	5,688
Citrix Systems, Inc. (a)	274,590	5,654
Computer Associates International, Inc.	960,178	24,609
Compuware Corp. (a)	627,943	3,736
Electronic Arts, Inc. (a)	241,853	21,706
Intuit, Inc. (a)	340,877	15,449
Mercury Interactive Corp. (a)	141,797	6,223
Microsoft Corp.	17,832,689	472,923
Novell, Inc. (a)	611,824	3,077
Oracle Corp. (a)	8,708,505	111,295
Parametric Technology Corp. (a)	439,243	1,463
PeopleSoft, Inc. (a)	612,477	11,086
Siebel Systems, Inc. (a)	813,123	8,196
Symantec Corp. (a)	245,345	14,090
VERITAS Software Corp. (a)	688,958	23,755
		747,228
TOTAL INFORMATION TECHNOLOGY		2,695,213
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	377,478	$ 17,862
Dow Chemical Co.	1,520,699	52,510
E.I. du Pont de Nemours & Co.	1,654,311	74,014
Eastman Chemical Co.	128,534	4,603
Ecolab, Inc.	436,491	11,257
Engelhard Corp.	209,171	5,871
Great Lakes Chemical Corp.	83,426	1,768
Hercules, Inc. (a)	182,566	2,045
International Flavors & Fragrances, Inc.	155,878	4,910
Monsanto Co.	434,215	11,164
PPG Industries, Inc.	281,901	15,479
Praxair, Inc.	269,849	17,222
Rohm & Haas Co.	368,783	13,398
Sigma Aldrich Corp.	117,719	6,445
		238,548
Construction Materials - 0.0%
Vulcan Materials Co.	168,662	6,984
Containers & Packaging - 0.2%
Ball Corp.	94,701	5,000
Bemis Co., Inc.	88,200	3,993
Pactiv Corp. (a)	264,869	5,319
Sealed Air Corp. (a)	140,190	6,822
Temple-Inland, Inc.	89,764	4,468
		25,602
Metals & Mining - 0.6%
Alcoa, Inc.	1,403,939	40,096
Allegheny Technologies, Inc.	134,474	1,002
Freeport-McMoRan Copper & Gold, Inc. Class B	277,304	8,319
Newmont Mining Corp. Holding Co.	668,045	26,227
Nucor Corp.	129,864	6,676
Phelps Dodge Corp. (a)	147,803	7,093
United States Steel Corp.	171,322	3,154
Worthington Industries, Inc.	142,728	2,155
		94,722
Paper & Forest Products - 0.5%
Boise Cascade Corp.	96,821	2,638
Georgia-Pacific Corp.	415,720	9,632
International Paper Co.	795,503	32,258
Louisiana-Pacific Corp. (a)	173,720	2,284
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	332,837	$ 8,437
Weyerhaeuser Co.	363,806	21,646
		76,895
TOTAL MATERIALS		442,751
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
ALLTEL Corp.	517,016	23,679
AT&T Corp.	1,305,955	29,123
BellSouth Corp.	3,067,569	77,303
CenturyTel, Inc.	237,721	8,263
Citizens Communications Co. (a)	470,803	5,367
Qwest Communications International, Inc. (a)	2,815,952	12,531
SBC Communications, Inc.	5,518,442	124,110
Sprint Corp. - FON Group	1,493,327	22,056
Verizon Communications, Inc.	4,568,107	161,346
		463,778
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. (a)	4,504,377	38,828
Nextel Communications, Inc. Class A (a)	1,707,604	32,923
Sprint Corp. - PCS Group Series 1 (a)	1,699,872	8,822
		80,573
TOTAL TELECOMMUNICATION SERVICES		544,351
UTILITIES - 2.7%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	208,762	1,935
Ameren Corp.	267,781	11,381
American Electric Power Co., Inc.	656,075	18,573
CenterPoint Energy, Inc.	507,396	4,308
Cinergy Corp.	292,483	10,009
CMS Energy Corp.	239,341	1,596
Consolidated Edison, Inc.	370,859	14,660
Dominion Resources, Inc.	516,238	31,274
DTE Energy Co.	279,001	9,740
Edison International (a)	541,165	10,206
Entergy Corp.	375,031	19,670
Exelon Corp.	538,548	31,720
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	494,367	$ 14,465
FPL Group, Inc.	304,438	18,833
PG&E Corp. (a)	679,658	15,068
Pinnacle West Capital Corp.	151,571	5,199
PPL Corp.	279,978	11,107
Progress Energy, Inc.	399,964	16,195
Public Service Enterprise Group, Inc.	375,193	15,886
Southern Co.	1,198,790	34,022
TECO Energy, Inc.	293,176	3,468
TXU Corp.	535,271	11,776
Xcel Energy, Inc.	662,255	9,702
		320,793
Gas Utilities - 0.3%
KeySpan Corp.	261,307	8,819
Kinder Morgan, Inc.	202,763	10,797
Nicor, Inc.	73,118	2,485
NiSource, Inc.	436,117	8,435
Peoples Energy Corp.	59,882	2,404
Sempra Energy	344,563	10,251
		43,191
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	1,017,601	6,594
Calpine Corp. (a)	633,111	3,571
Constellation Energy Group, Inc.	274,618	9,993
Duke Energy Corp.	1,496,788	25,565
Dynegy, Inc. Class A (a)	618,973	1,913
El Paso Corp.	995,106	7,304
Williams Companies, Inc.	859,922	7,851
		62,791
TOTAL UTILITIES		426,775
TOTAL COMMON STOCKS (Cost $12,759,875)		15,450,787
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 0.86% to 0.9% 10/2/03 (c) (Cost $29,976)	$ 30,000	$ 29,976
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 1.11% (b)	440,808,238	440,808
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	86,854,183	86,854
TOTAL MONEY MARKET FUNDS (Cost $527,662)		527,662
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $13,317,513)		16,008,425
NET OTHER ASSETS - (1.9)%		(294,500)
NET ASSETS - 100%		$ 15,713,925
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
135 S&P 500 E-Mini Index Contracts	Sept. 2003	$ 6,802	$ 136
1,023 S&P 500 Index Contracts	Sept. 2003	257,719	8,187
		$ 264,521	$ 8,323
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,976,000.
Other Information

Purchases of securities, other than short-term securities, aggregated $1,296,530,000. Sales of securities, other than short-term securities, aggregated $434,583,000, of which $96,176,000 represents the value of securities delivered in redemption of fund shares. The realized gain of $57,251,000 on securities delivered in redemption of fund shares is not taxable to the fund.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,027,000. The weighted average interest rate was 1.81%. Interest expense includes $303 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $630,820,000 of which $153,552,000 and $477,268,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,404) (cost $13,317,513) - See accompanying schedule		$ 16,008,425
Receivable for investments sold		1,734
Receivable for fund shares sold		25,093
Dividends receivable		24,295
Interest receivable		368
Receivable for daily variation on futures contracts		3,160
Receivable from investment adviser for expense reductions		2,737
Other receivables		87
Total assets		16,065,899

Liabilities
Payable for investments purchased	$ 177,456
Payable for fund shares redeemed	82,329
Accrued management fee	3,084
Other payables and accrued expenses	2,251
Collateral on securities loaned, at value	86,854
Total liabilities		351,974

Net Assets		$ 15,713,925
Net Assets consist of:
Paid in capital		$ 13,713,523
Undistributed net investment income		42,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(741,648)
Net unrealized appreciation (depreciation) on investments		2,699,238
Net Assets, for 438,742 shares outstanding		$ 15,713,925
Net Asset Value, offering price and redemption price per share ($15,713,925 ÷ 438,742 shares)		$ 35.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 120,602
Interest		1,609
Security lending		149
Total income		122,360

Expenses
Management fee	$ 17,107
Transfer agent fees	10,315
Accounting and security lending fees	533
Non-interested trustees' compensation	28
Depreciation in trustee deferred compensation account	(10)
Custodian fees and expenses	130
Registration fees	168
Audit	56
Legal	53
Miscellaneous	58
Total expenses before reductions	28,438
Expense reductions	(14,973)	13,465
Net investment income (loss)		108,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(37,040)
Foreign currency transactions	(1)
Futures contracts	34,566
Swap agreements	137
Total net realized gain (loss)		(2,338)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,505,558
Futures contracts	12,041
Swap agreements	(313)
Total change in net unrealized appreciation (depreciation)		2,517,286
Net gain (loss)		2,514,948
Net increase (decrease) in net assets resulting from operations		$ 2,623,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,895	$ 210,113
Net realized gain (loss)	(2,338)	(364,619)
Change in net unrealized appreciation (depreciation)	2,517,286	(3,550,685)
Net increase (decrease) in net assets resulting from operations	2,623,843	(3,705,191)
Distributions to shareholders from net investment income	(100,704)	(210,079)
Share transactions Net proceeds from sales of shares	2,563,919	4,625,537
Reinvestment of distributions	99,225	207,183
Cost of shares redeemed	(1,821,424)	(4,531,630)
Net increase (decrease) in net assets resulting from share transactions	841,720	301,090
Total increase (decrease) in net assets	3,364,859	(3,614,180)

Net Assets
Beginning of period	12,349,066	15,963,246
End of period (including undistributed net investment income of $42,812 and undistributed net investment income of $34,621, respectively)	$ 15,713,925	$ 12,349,066
Other Information Shares
Sold	77,188	137,093
Issued in reinvestment of distributions	3,106	6,014
Redeemed	(54,974)	(136,319)
Net increase (decrease)	25,320	6,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 29.87	$ 39.26	$ 44.04	$ 48.52	$ 44.30	$ 37.90
Income from Investment Operations
Net investment income (loss) D	.25	.51	.50	.52	.55	.53
Net realized and unrealized gain (loss)	5.94	(9.39)	(4.76)	(4.47)	4.54	6.74
Total from investment operations	6.19	(8.88)	(4.26)	(3.95)	5.09	7.27
Distributions from net investment income	(.24)	(.51)	(.49)	(.53)	(.55)	(.53)
Distributions from net realized gain	-	-	(.03)	-	(.32)	(.34)
Total distributions	(.24)	(.51)	(.52)	(.53)	(.87)	(.87)
Net asset value, end of period	$ 35.82	$ 29.87	$ 39.26	$ 44.04	$ 48.52	$ 44.30
Total Return B, C	20.82%	(22.79)%	(9.69)%	(8.26)%	11.53%	19.50%
Ratios to Average Net Assets E
Expenses before expense reductions	.40% A	.39%	.40%	.39%	.39%	.42%
Expenses net of voluntary waivers, if any	.19% A	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19% A	.19%	.18%	.17%	.18%	.18%
Net investment income (loss)	1.53% A	1.51%	1.23%	1.03%	1.14%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 15,714	$ 12,349	$ 15,963	$ 16,846	$ 18,636	$ 15,766
Portfolio turnover rate	6% A	6%	4%	12%	8%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, redemptions in kind, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,967,614	|
Unrealized depreciation	(2,383,386)
Net unrealized appreciation (depreciation)	$ 2,584,228
Cost for federal income tax purposes	$ 13,424,197

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. The fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

received by the fund are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,505 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $14,860.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $110, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-USAN-1003
1.790946.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
U.S. Government and U.S. Government Agency Obligations 64.0%	U.S. Government and U.S. Government Agency Obligations 69.9%
AAA 6.4%	AAA 6.2%
AA 4.3%	AA 3.6%
A 12.0%	A 10.8%
BBB 13.8%	BBB 10.5%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets A (1.6)%	Short-Term Investments and Net Other Assets A (1.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of August 31, 2003
6 months ago
Years	5.8	5.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	4.7	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2003*		As of February 28, 2003**
	Corporate Bonds 25.8%		Corporate Bonds 22.4%
	U.S. Government and U.S. Government Agency Obligations 64.0%		U.S. Government and U.S. Government Agency Obligations 69.9%
	Asset-Backed Securities 5.8%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 4.3%		CMOs and Other Mortgage Related Securities 3.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 1.5%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets A (1.6)%		Short-Term Investments and Net Other Assets A (1.8)%
* Foreign investments	5.4%	** Foreign investments	4.9%
* Futures and Swaps	0.8%	** Futures and Swaps	0.3%

A Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 10,000	$ 9,598
7.2% 9/1/09	9,280	10,139
		19,737
Automobiles - 0.3%
General Motors Corp.:
8.25% 7/15/23	6,075	6,056
8.375% 7/15/33	7,455	7,369
		13,425
Media - 1.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	3,000	3,261
7.625% 4/15/31	6,250	6,767
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	3,000	3,255
Clear Channel Communications, Inc.:
4.4% 5/15/11	2,570	2,425
5.75% 1/15/13	4,100	4,152
6% 11/1/06	2,075	2,219
7.65% 9/15/10	2,950	3,365
Comcast Corp. 7.05% 3/15/33	8,935	9,279
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,231
6.75% 3/15/11	6,000	6,573
7.75% 11/1/10	6,200	7,142
News America Holdings, Inc. 7.75% 12/1/45	3,700	4,031
News America, Inc.:
4.75% 3/15/10 (b)	1,000	994
6.55% 3/15/33 (b)	1,500	1,478
7.3% 4/30/28	9,200	9,826
Time Warner, Inc. 6.625% 5/15/29	3,050	2,950
		69,948
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Target Corp.:
3.375% 3/1/08	$ 4,000	$ 3,929
6.35% 1/15/11	7,500	8,221
		12,150
TOTAL CONSUMER DISCRETIONARY		115,260
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Miller Brewing Co. 5.5% 8/15/13 (b)	12,100	12,017
Food & Staples Retailing - 0.8%
Kroger Co.:
6.2% 6/15/12	4,400	4,615
8.05% 2/1/10	6,455	7,486
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	7,000	7,497
Safeway, Inc. 5.8% 8/15/12	5,000	5,066
Wal-Mart Stores, Inc. 6.875% 8/10/09	11,000	12,507
		37,171
Food Products - 0.4%
ConAgra Foods, Inc.:
6.7% 8/1/27	4,000	4,486
6.75% 9/15/11	6,000	6,625
Kraft Foods, Inc. 6.5% 11/1/31	7,500	7,376
		18,487
Household Products - 0.1%
Clorox Co. 6.125% 2/1/11	5,000	5,426
Tobacco - 0.2%
Philip Morris Companies, Inc.:
7% 7/15/05	1,015	1,044
7.65% 7/1/08	4,600	4,757
7.75% 1/15/27	4,000	3,773
		9,574
TOTAL CONSUMER STAPLES		82,675
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	6,390	6,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 0.4%
Pemex Project Funding Master Trust:
6.125% 8/15/08 (b)	$ 7,500	$ 7,734
7.375% 12/15/14 (b)	5,000	5,125
The Coastal Corp. 9.625% 5/15/12	5,375	5,160
		18,019
TOTAL ENERGY		24,886
FINANCIALS - 12.9%
Capital Markets - 2.3%
Amvescap PLC 5.9% 1/15/07	5,685	6,075
Bank of New York Co., Inc. 3.4% 3/15/13 (e)	10,000	9,675
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	8,965	9,181
6.5% 1/15/12	1,825	1,963
Goldman Sachs Group, Inc. 4.125% 1/15/08	12,685	12,758
J.P. Morgan Chase & Co.:
4% 2/1/08	5,000	5,018
5.35% 3/1/07	7,600	8,098
5.75% 1/2/13	4,500	4,624
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,389
Lehman Brothers Holdings, Inc. 7.75% 1/15/05	4,800	5,204
Merita Bank Ltd. yankee 6.5% 1/15/06	2,100	2,272
Merrill Lynch & Co., Inc.:
3.125% 7/15/08	3,000	2,882
4% 11/15/07	15,225	15,214
Morgan Stanley:
5.8% 4/1/07	6,125	6,576
6.6% 4/1/12	5,000	5,430
NationsBank Corp. 6.375% 2/15/08	4,750	5,192
State Street Corp. 7.65% 6/15/10	5,000	5,893
		109,444
Commercial Banks - 1.3%
Bank of America Corp. 4.875% 1/15/13	2,790	2,727
Bank One Corp. 6.5% 2/1/06	2,560	2,786
Bank One NA, Chicago 3.7% 1/15/08	11,005	10,964
BankBoston NA 7% 9/15/07	5,143	5,744
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,457
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,284
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank 7.375% 9/17/04	$ 4,500	$ 4,743
Mellon Financial Co. 6.7% 3/1/08	5,000	5,582
PNC Funding Corp. 7.5% 11/1/09	7,000	8,139
Popular North America, Inc. 6.125% 10/15/06	6,420	7,005
		58,431
Consumer Finance - 3.0%
American General Finance Corp. 2.75% 6/15/08	4,765	4,480
Capital One Bank:
4.875% 5/15/08	7,720	7,682
6.5% 6/13/13	8,310	8,048
Ford Motor Credit Co.:
5.8% 1/12/09	19,850	19,274
7.25% 10/25/11	3,000	3,031
7.375% 10/28/09	5,000	5,162
7.875% 6/15/10	2,500	2,615
General Motors Acceptance Corp.:
6.875% 9/15/11	20,510	20,518
6.875% 8/28/12	5,000	4,946
7.75% 1/19/10	2,820	2,998
Household Finance Corp.:
5.875% 2/1/09	3,720	3,974
6.375% 10/15/11	9,925	10,623
6.375% 11/27/12	5,595	5,949
6.75% 5/15/11	6,000	6,584
7% 5/15/12	1,575	1,749
Household International, Inc. 8.875% 2/15/08	9,175	10,417
MBNA Corp.:
6.125% 3/1/13	5,000	5,148
7.5% 3/15/12	5,960	6,692
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,498
SLM Corp. 3.625% 3/17/08	5,000	4,929
		141,317
Diversified Financial Services - 4.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	3,985	4,248
ASIF Global Financing XVIII 3.85% 11/26/07 (b)	2,085	2,082
Boeing Capital Corp. 4.75% 8/25/08	6,435	6,479
Burlington Resources Finance Co. 6.68% 2/15/11	5,000	5,565
CIT Group, Inc. 7.75% 4/2/12	9,235	10,519
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.5% 2/1/08	$ 9,755	$ 9,627
7.25% 10/1/10	8,000	9,161
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,320	1,285
7.92% 5/18/12	5,000	4,014
Deutsche Telekom International Finance BV:
5.25% 7/22/13	5,800	5,582
8.75% 6/15/30	10,425	12,519
Diageo Capital PLC yankee 7.25% 11/1/09	4,000	4,633
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	497	498
Foster's Finance Corp. 6.875% 6/15/11 (b)	5,000	5,592
Monumental Global Funding II 3.85% 3/3/08 (b)	8,300	8,256
NiSource Finance Corp. 7.875% 11/15/10	12,085	13,817
Pemex Project Funding Master Trust 7.875% 2/1/09 (e)	5,370	5,934
Petronas Capital Ltd. 7% 5/22/12 (b)	14,900	16,300
Sprint Capital Corp. 6.875% 11/15/28	9,990	9,332
Textron Financial Corp. 7.125% 12/9/04	7,000	7,398
TIAA Global Markets, Inc. 5% 3/1/07 (b)	4,505	4,761
Unilever Capital Corp. 7.125% 11/1/10	7,000	8,038
Verizon Global Funding Corp. 7.25% 12/1/10	9,340	10,582
Verizon Wireless Capital LLC 5.375% 12/15/06	6,615	7,017
Western & Southern Financial Group 5.75% 7/15/33 (b)	13,200	12,068
		185,307
Insurance - 0.8%
Aegon NV 4.75% 6/1/13	9,375	8,841
American General Corp. 7.5% 8/11/10	5,000	5,876
Principal Life Global Funding I:
2.8% 6/26/08 (b)	5,000	4,749
5.125% 6/28/07 (b)	4,000	4,188
6.25% 2/15/12 (b)	2,600	2,778
Prudential Financial, Inc. 3.75% 5/1/08	5,865	5,781
Travelers Property Casualty Corp. 6.375% 3/15/33	3,875	3,847
		36,060
Real Estate - 1.2%
Arden Realty LP:
7% 11/15/07	5,105	5,581
8.875% 3/1/05	2,180	2,382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
AvalonBay Communities, Inc.:
5% 8/1/07	$ 4,620	$ 4,784
6.58% 2/15/04	2,000	2,045
Boston Properties, Inc. 6.25% 1/15/13	6,500	6,705
Camden Property Trust 5.875% 11/30/12	5,960	6,129
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	8,847
CenterPoint Properties Trust 6.75% 4/1/05	4,600	4,875
Developers Diversified Realty Corp. 4.625% 8/1/10 (b)	8,265	7,917
ProLogis 5.5% 3/1/13	5,085	5,074
Vornado Realty Trust 5.625% 6/15/07	3,585	3,731
		58,070
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
5.5% 2/1/07	7,500	7,940
5.625% 5/15/07	1,500	1,592
Washington Mutual, Inc. 4.375% 1/15/08	5,830	5,896
		15,428
TOTAL FINANCIALS		604,057
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 8.2% 12/1/09	5,000	5,977
Raytheon Co.:
6.5% 7/15/05	7,000	7,501
8.3% 3/1/10	2,500	2,949
		16,427
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	3,770	3,921
Industrial Conglomerates - 0.4%
Textron Financial Corp. 2.75% 6/1/06	4,500	4,416
Tyco International Group SA yankee 6.75% 2/15/11	14,465	14,718
		19,134
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,469
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (b)	$ 4,400	$ 4,331
TOTAL INDUSTRIALS		47,282
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.5% 11/15/28	11,640	10,723
6.75% 2/1/06	2,950	3,145
		13,868
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,252
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (b)	9,735	9,044
TOTAL INFORMATION TECHNOLOGY		31,164
MATERIALS - 0.9%
Containers & Packaging - 0.3%
Sealed Air Corp.:
5.375% 4/15/08 (b)	7,805	7,905
5.625% 7/15/13 (b)	1,805	1,742
6.875% 7/15/33 (b)	3,780	3,647
		13,294
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,200	3,334
Falconbridge Ltd. yankee 7.35% 6/5/12	8,000	8,695
		12,029
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.5% 2/1/08	3,420	3,570
International Paper Co. 5.85% 10/30/12	10,980	11,189
Weyerhaeuser Co. 6.75% 3/15/12	4,400	4,695
		19,454
TOTAL MATERIALS		44,777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	$ 4,529	$ 5,379
AT&T Corp.:
7.8% 11/15/11	7,545	8,447
8.5% 11/15/31	2,850	3,216
Citizens Communications Co. 8.5% 5/15/06	5,460	6,183
France Telecom SA:
9.25% 3/1/11 (a)	7,800	9,311
10% 3/1/31 (a)	10,000	12,890
Koninklijke KPN NV yankee 8.375% 10/1/30	8,000	9,702
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,105	1,190
Telefonica Europe BV 7.75% 9/15/10	8,598	9,999
TELUS Corp. yankee 8% 6/1/11	7,500	8,317
Verizon New York, Inc. 6.875% 4/1/12	5,715	6,294
		80,928
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	2,000	2,259
8.75% 3/1/31	3,905	4,627
Vodafone Group PLC 7.875% 2/15/30	6,000	7,098
		13,984
TOTAL TELECOMMUNICATION SERVICES		94,912
UTILITIES - 2.9%
Electric Utilities - 1.9%
Detroit Edison Co. 6.125% 10/1/10	4,735	5,078
DTE Energy Co. 6.375% 4/15/33	12,000	10,960
Duke Capital Corp.:
6.25% 2/15/13	1,630	1,593
6.75% 2/15/32	13,235	11,911
FirstEnergy Corp.:
6.45% 11/15/11	4,385	4,293
7.375% 11/15/31	5,000	4,727
FPL Group Capital, Inc. 3.25% 4/11/06	3,175	3,192
Massachusetts Electric Co. 6.78% 11/20/06	2,000	2,177
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,597
5.875% 10/1/12	10,915	11,072
Monongahela Power Co. 5% 10/1/06	4,845	4,766
Niagara Mohawk Power Corp. 7.75% 5/15/06	5,000	5,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities 3.3% 6/1/08	$ 3,000	$ 2,854
Progress Energy, Inc. 7.1% 3/1/11	5,050	5,501
PSI Energy, Inc. 6.65% 6/15/06	5,025	5,508
Public Service Co. of Colorado 4.875% 3/1/13 (b)	2,900	2,786
TECO Energy, Inc. 7% 5/1/12	4,535	4,223
		89,861
Gas Utilities - 0.5%
Consolidated Natural Gas Co.:
5.375% 11/1/06	4,370	4,631
6.85% 4/15/11	1,700	1,880
Kinder Morgan Energy Partners LP 7.3% 8/15/33	9,000	9,843
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,965	5,599
		21,953
Multi-Utilities & Unregulated Power - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	13,455	14,723
Duke Energy Corp. 3.75% 3/5/08 (b)	4,165	4,100
Williams Companies, Inc.:
7.125% 9/1/11	4,810	4,618
7.5% 1/15/31	910	783
		24,224
TOTAL UTILITIES		136,038
TOTAL NONCONVERTIBLE BONDS (Cost $1,153,120)		1,181,051
U.S. Government and Government Agency Obligations - 25.2%

U.S. Government Agency Obligations - 8.5%
Fannie Mae:
3.25% 1/15/08	54,790	54,031
3.25% 8/15/08	223,140	217,182
6.25% 2/1/11	4,610	4,939
Fannie Mae - coupon STRIPS 0% 10/8/04	1,000	981
Federal Home Loan Bank 2.625% 7/15/08	20,710	19,650
Freddie Mac:
2.75% 3/15/08	11,310	10,893
2.875% 9/15/05	3,402	3,447
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4% 6/12/13	$ 20,038	$ 18,410
5.75% 1/15/12	25,000	26,572
5.875% 3/21/11	14,275	14,926
6.25% 7/15/32	1,636	1,715
6.75% 3/15/31	2,425	2,707
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,340	1,465
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	235	242
Series 1993-D, 5.23% 5/15/05	140	143
Series 1995-A, 6.28% 6/15/04	1,595	1,639
Series 1995-B, 6.13% 6/15/04	2,000	2,065
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	950	1,015
Private Export Funding Corp. secured:
5.48% 9/15/03	163	164
5.8% 2/1/04	190	194
6.86% 4/30/04	137	141
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	8,142
5.96% 8/1/09	3,600	3,798
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		394,461
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	30,005	28,934
U.S. Treasury Obligations - 16.1%
U.S. Treasury Bonds:
6.125% 8/15/29	33,940	37,559
6.25% 5/15/30	47,825	53,979
6.625% 2/15/27	78,000	91,010
8% 11/15/21	54,717	72,323
U.S. Treasury Notes:
1.125% 6/30/05	50,000	49,377
3.25% 8/15/07	74,700	75,348
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.375% 5/15/07	$ 41,750	$ 43,909
6.5% 2/15/10	13,815	15,878
6.75% 5/15/05	290,310	314,578
TOTAL U.S. TREASURY OBLIGATIONS		753,961
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,508)		1,177,356
U.S. Government Agency - Mortgage Securities - 37.7%

Fannie Mae - 31.6%
4% 9/1/18 (c)	50,500	48,022
4.5% 9/1/18 (c)(d)	50,500	49,506
5% 1/1/17 to 8/1/18 (c)	302,442	303,827
5% 9/1/33 (c)	50,000	48,281
5.5% 1/1/09 to 4/1/18	39,408	40,337
5.5% 9/1/33 (c)	329,744	327,683
6% 8/1/13 to 8/1/33 (c)	183,337	187,424
6% 9/1/33 (c)(d)	32,945	33,460
6.5% 5/1/14 to 4/1/33	379,038	394,268
6.5% 8/1/18 (c)	3,000	3,154
7% 3/1/15 to 6/1/32	13,075	13,812
7.5% 1/1/08 to 2/1/32	24,756	26,342
8% 11/1/08 to 6/1/30	602	648
8.5% 6/1/17 to 8/1/23	736	802
9.5% 12/1/09 to 9/1/21	697	765
10.75% 9/1/10 to 5/1/14	55	62
11.25% 5/1/14	6	6
11.5% 8/1/14	19	22
13.5% 11/1/14	11	13
14% 3/1/12	33	38
TOTAL FANNIE MAE		1,478,472
Freddie Mac - 1.9%
5.5% 12/1/17	14,332	14,638
6% 4/1/28 to 11/1/30	13,454	13,696
6.5% 8/1/32	19,015	19,694
7% 4/1/32	28,031	29,517
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
7.5% 9/1/15 to 6/1/32	$ 5,274	$ 5,621
8% 7/1/16 to 4/1/32	4,442	4,761
8.5% 9/1/19 to 1/1/28	614	668
9% 10/1/16	77	85
9.5% 10/1/08 to 8/1/30	540	588
10.5% 5/1/09 to 12/1/15	44	49
11% 8/1/15 to 9/1/20	566	635
11.5% 10/1/15	14	16
11.75% 9/1/13	23	26
12% 2/1/13 to 7/1/15	21	24
12.75% 8/1/12	13	15
13.5% 12/1/14	112	129
TOTAL FREDDIE MAC		90,162
Government National Mortgage Association - 4.2%
6% 12/15/08 to 5/15/33	42,834	43,778
6.5% 6/15/23 to 1/15/33 (c)	50,360	52,389
7% 12/15/22 to 9/15/32	69,528	73,523
7.5% 2/15/17 to 1/15/32	18,701	19,938
8% 7/15/18 to 5/15/29	5,297	5,731
8.5% 11/15/05 to 12/15/30	1,484	1,600
9.5% 3/15/23	31	34
10.5% 5/20/16 to 1/20/18	548	615
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		197,608
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,767,411)		1,766,242
Asset-Backed Securities - 2.4%

AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	5,000	5,175
Series 2001-C Class A4, 5.01% 7/14/08	5,000	5,183
Series 2003-AM Class A4A, 3.1% 11/6/09	3,930	3,919
Series 2003-BX:
Class A4A, 2.72% 1/6/10	4,955	4,863
Class A4B, 1.49% 1/6/10 (e)	3,680	3,680
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	8,088	8,178
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Master Trust:
Series 1998-4 Class A, 5.43% 1/15/07	$ 5,000	$ 5,042
Series 2001-3A Class A, 5.45% 3/16/09	7,000	7,398
Series 2001-5 Class A, 5.3% 6/15/09	12,996	13,748
Series 2002-4 Class A, 4.9% 3/15/10	2,004	2,096
Capital One Multi-Asset Execution Trust Series 2003-2B Class B2, 3.5% 2/17/09	6,645	6,628
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	1,910	1,972
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (b)	2,311	2,241
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	15,000	15,835
Series 2002-3 Class B, 2.36% 9/15/09 (e)	4,855	4,858
MBNA Credit Card Master Note Trust Series 2002-1B, 5.15% 7/15/09	4,750	5,007
Navistar Financial Owner Trust Series 2000-A Class A4, 7.34% 1/15/07	2,853	2,885
Onyx Acceptance Owner Trust Series 2000-D Class A4, 6.85% 8/15/07	4,200	4,314
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,625	7,705
TOTAL ASSET-BACKED SECURITIES (Cost $107,827)		110,727
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32 (Cost $7,326)	7,330	7,019
Commercial Mortgage Securities - 3.2%

Banc America Commercial Mortgage, Inc. Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,622
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(e)	3,425	3,649
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,706
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,924	5,183
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	$ 9,408	$ 9,892
Class A3, 6.55% 1/17/35	4,180	4,589
Series 1999-C1 Class A2, 7.29% 9/15/41	6,000	6,773
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	10,011
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,175	2,190
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,458
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,400	7,023
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	6,406	6,622
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,497
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	3,729	4,114
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,549
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,195
Series 2001-C3 Class A1, 6.058% 6/15/20	7,449	7,933
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,578
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	5,440	4,909
Class C, 4.13% 11/20/37 (b)	5,540	4,785
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,478
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,880
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (b)	8,000	8,413
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,150	6,395
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $146,698)		150,444
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $10,475)	$ 10,475	$ 9,166
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic:
5.5% 1/15/13	5,850	5,838
5.625% 7/23/07	3,700	3,917
6.875% 4/28/09	405	449
7.125% 1/11/12	6,695	7,398
Polish Government 6.25% 7/3/12	3,480	3,728
Quebec Province 6.125% 1/22/11	10,000	10,884
State of Israel 4.625% 6/15/13	8,985	8,401
United Mexican States:
4.625% 10/8/08	8,850	8,762
6.375% 1/16/13	5,570	5,603
7.5% 4/8/33	8,000	7,920
8% 9/24/22	3,900	4,076
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,403)		66,976
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,634
Fixed-Income Funds - 8.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $390,050)	3,912,217	389,070
Cash Equivalents - 11.5%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.08%, dated 8/29/03 due 9/2/03)	$ 530,860	$ 530,796
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.98%, dated 8/29/03 due 9/2/03)	8,674	8,673
TOTAL CASH EQUIVALENTS (Cost $539,469)		539,469
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $5,381,656)		5,401,154
NET OTHER ASSETS - (15.4)%		(719,241)
NET ASSETS - 100%		$ 4,681,913
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 3,585	$ (18)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.06% 7/25/35	August 2007	1,740	5
TOTAL CREDIT DEFAULT SWAP		5,325	(13)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.7465% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	August 2008	24,000	(159)
TOTAL INTEREST RATE SWAP		24,000	(159)
		$ 29,325	$ (172)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $181,222,000 or 3.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $6,333,431,000 and $6,471,228,000, respectively, of which long-term U.S. government and government agency obligations aggregated $5,650,353,000 and $5,929,402,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $26,817,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $227,863 and repurchase agreements of $539,469) (cost $5,381,656) - See accompanying schedule		$ 5,401,154
Commitment to sell securities on a delayed delivery basis	$ (86,276)
Receivable for securities sold on a delayed delivery basis	86,221	(55)
Receivable for investments sold		1,708
Receivable for fund shares sold		8,533
Interest receivable		39,604
Receivable from investment adviser for expense reductions		568
Total assets		5,451,512

Liabilities
Payable to custodian bank	3
Payable for investments purchased Regular delivery	3,312
Delayed delivery	521,925
Payable for fund shares redeemed	9,469
Distributions payable	358
Unrealized loss on swap agreements	172
Accrued management fee	1,259
Other payables and accrued expenses	668
Collateral on securities loaned, at value	232,433
Total liabilities		769,599

Net Assets		$ 4,681,913
Net Assets consist of:
Paid in capital		$ 4,594,387
Undistributed net investment income		4,641
Accumulated undistributed net realized gain (loss) on investments		63,614
Net unrealized appreciation (depreciation) on investments		19,271
Net Assets, for 421,760 shares outstanding		$ 4,681,913
Net Asset Value, offering price and redemption price per share ($4,681,913 ÷ 421,760 shares)		$ 11.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 93,464
Security lending		426
Total income		93,890

Expenses
Management fee	$ 7,925
Transfer agent fees	3,399
Accounting and security lending fees	341
Non-interested trustees' compensation	10
Custodian fees and expenses	129
Registration fees	81
Audit	30
Legal	6
Miscellaneous	5
Total expenses before reductions	11,926
Expense reductions	(3,999)	7,927
Net investment income (loss)		85,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		68,070
Change in net unrealized appreciation (depreciation) on: Investment securities	(161,360)
Swap agreements	(316)
Delayed delivery commitments	667
Total change in net unrealized appreciation (depreciation)		(161,009)
Net gain (loss)		(92,939)
Net increase (decrease) in net assets resulting from operations		$ (6,976)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,963	$ 173,846
Net realized gain (loss)	68,070	76,064
Change in net unrealized appreciation (depreciation)	(161,009)	129,833
Net increase (decrease) in net assets resulting from operations	(6,976)	379,743
Distributions to shareholders from net investment income	(88,196)	(167,986)
Distributions to shareholders from net realized gain	(17,420)	(46,402)
Total distributions	(105,616)	(214,388)
Share transactions Net proceeds from sales of shares	1,222,053	2,992,179
Reinvestment of distributions	103,119	208,653
Cost of shares redeemed	(1,375,716)	(1,602,910)
Net increase (decrease) in net assets resulting from share transactions	(50,544)	1,597,922
Total increase (decrease) in net assets	(163,136)	1,763,277

Net Assets
Beginning of period	4,845,049	3,081,772
End of period (including undistributed net investment income of $4,641 and undistributed net investment income of $6,874, respectively)	$ 4,681,913	$ 4,845,049
Other Information Shares
Sold	107,619	270,177
Issued in reinvestment of distributions	9,125	18,804
Redeemed	(121,660)	(144,994)
Net increase (decrease)	(4,916)	143,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.90	$ 10.72	$ 10.17	$ 10.80	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.197	.505	.597 G	.708	.678	.690
Net realized and unrealized gain (loss)	(.215)	.569	.184 G	.561	(.573)	(.003)
Total from investment operations	(.018)	1.074	.781	1.269	.105	.687
Distributions from net investment income	(.202)	(.494)	(.601)	(.719)	(.675)	(.687)
Distributions from net realized gain	(.040)	(.120)	-	-	(.054)	-
Distributions in excess of net realized gain	-	-	-	-	(.006)	-
Total distributions	(.242)	(.614)	(.601)	(.719)	(.735)	(.687)
Net asset value, end of period	$ 11.10	$ 11.36	$ 10.90	$ 10.72	$ 10.17	$ 10.80
Total Return B, C	(.18)%	10.15%	7.48%	12.95%	1.03%	6.48%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.49%	.51%	.50%	.50%	.57%
Expenses net of voluntary waivers, if any	.32% A	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32% A	.32%	.31%	.31%	.31%	.31%
Net investment income (loss)	3.45% A	4.56%	5.54% G	6.84%	6.53%	6.35%
Supplemental Data
Net assets, end of period (in millions)	$ 4,682	$ 4,845	$ 3,082	$ 2,142	$ 1,538	$ 1,295
Portfolio turnover rate	251% A	204%	178%	144%	133%	184%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

G Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 84,429	|
Unrealized depreciation	(65,383)
Net unrealized appreciation (depreciation)	$ 19,046
Cost for federal income tax purposes	$ 5,382,108

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, , an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,300 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $3,959.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $38, respectively.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-USAN-1003
1.790948.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 27, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 27, 2003